      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JANUARY 23, 2012.

                                                            FILE NOS. 333-174625
                                                                       811-03859
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                         THE SECURITIES ACT OF 1933                         [  ]


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 1                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER

                     THE INVESTMENT COMPANY ACT OF 1940                     [  ]


                                   Amendment No. 2                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6121

              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000




                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6121

      (Name and Address of Agent for Service for Depositor and Registrant)



Approximate Date of Proposed Public Offering: Continuous.



It is proposed that this filing will become effective:





[X] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on (date) pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in Variable Separate Account of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.

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

                            VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Advantage II Variable
                                                Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Advantage II Variable
                                                Annuity; Purchasing a Polaris
                                                Advantage II Variable Annuity;
                                                Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Advantage II Variable
                                                Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Advantage II
                                                Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              POLARIS Advantage II

                                   PROSPECTUS
                                JANUARY 23, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS:                                               MANAGED BY:
     Aggressive Growth                                          Wells Capital Management Incorporated
     Alliance Growth                                            AllianceBernstein L.P.
     American Funds Asset Allocation SAST                       Capital Research and Management
                                                                Company(1)
     American Funds Global Growth SAST                          Capital Research and Management
                                                                Company(1)
     American Funds Growth SAST                                 Capital Research and Management
                                                                Company(1)
     American Funds Growth-Income SAST                          Capital Research and Management
                                                                Company(1)
     Asset Allocation                                           Edge Asset Management, Inc.
     Balanced                                                   J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                           SunAmerica Asset Management Corp.
     Capital Appreciation                                       Wellington Management Company, LLP
     Capital Growth                                             OppenheimerFunds, Inc.
     Cash Management                                            BofA Advisors, LLC
     Corporate Bond                                             Federated Investment Management
                                                                Company
     Davis Venture Value                                        Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(2)                                   SunAmerica Asset Management Corp.
     Emerging Markets                                           Putnam Investment Management, LLC
     Equity Opportunities                                       OppenheimerFunds, Inc.
     Foreign Value                                              Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                            Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation Fund      Franklin Templeton Services, LLC(3)
     Fundamental Growth                                         Wells Capital Management Incorporated
     Global Bond                                                Goldman Sachs Asset Management
                                                                International
     Global Equities                                            J.P. Morgan Investment Management Inc.
     Government and Quality Bond                                Wellington Management Company, LLP
     Growth                                                     Wellington Management Company, LLP
     Growth-Income                                              J.P. Morgan Investment Management Inc.
     Growth Opportunities                                       Invesco Advisers, Inc.
     High-Yield Bond                                            PineBridge Investments LLC
     International Diversified Equities                         Morgan Stanley Investment Management
                                                                Inc.
     International Growth and Income                            Putnam Investment Management, LLC
     Invesco Van Kampen V.I. Capital Growth Fund, Series II     Invesco Advisers, Inc.
       Shares
     Invesco Van Kampen V.I. Comstock Fund, Series II Shares    Invesco Advisers, Inc.
     Invesco Van Kampen V.I. Growth and Income Fund, Series II  Invesco Advisers, Inc.
       Shares
     Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
     Managed Allocation Balanced                                Ibbotson Associates, Inc.
     Managed Allocation Growth                                  Ibbotson Associates, Inc.
     Managed Allocation Moderate                                Ibbotson Associates, Inc.
     Managed Allocation Moderate Growth                         Ibbotson Associates, Inc.
     Marsico Focused Growth                                     Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(2)                       Massachusetts Financial Services
                                                                Company
     MFS Total Return                                           Massachusetts Financial Services
                                                                Company
     Mid-Cap Growth                                             J.P. Morgan Investment Management Inc.
     Natural Resources                                          Wellington Management Company, LLP
     Real Estate                                                Davis Selected Advisers, L.P.
     Real Return                                                Wellington Management Company, LLP
     Small & Mid Cap Value                                      AllianceBernstein L.P.
     Small Company Value                                        Franklin Advisory Services, LLC
     SunAmerica Dynamic Allocation Portfolio                    SunAmerica Asset Management Corp. and
                                                                  AllianceBernstein L.P.
     Technology                                                 Columbia Management Investment
                                                                Advisers, LLC
     Telecom Utility                                            Massachusetts Financial Services
                                                                Company
     Total Return Bond                                          Pacific Investment Management Company
                                                                LLC

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds.

This variable annuity provides a Payment Enhancement. In exchange for Payment Enhancements credited to your contract, you are subject to higher fees and a higher, longer withdrawal charge schedule than other contracts we offer that do not include Payment Enhancements. Over time, the higher fees and withdrawal charges may more than offset the value of any Payment Enhancement.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated January 23, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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
GLOSSARY..............................................................      3
HIGHLIGHTS............................................................      4
FEE TABLE.............................................................      6
     Maximum Owner Transaction Expenses...............................      6
     Contract Maintenance Fee.........................................      6
     Separate Account Annual Expenses.................................      6
     Additional Optional Feature Fees.................................      6
          Optional SunAmerica Income Plus and SunAmerica Income
                      Builder Fee.....................................      6
     Underlying Fund Expenses.........................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..................................      8
THE POLARIS ADVANTAGE II VARIABLE ANNUITY.............................      9
PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY....................     10
     Allocation of Purchase Payments..................................     11
     Accumulation Units...............................................     12
     Free Look........................................................     12
     Exchange Offers..................................................     13
     Important Information for Military Servicemembers................     13
INVESTMENT OPTIONS....................................................     13
     Variable Portfolios..............................................     13
          AIM Variable Insurance Funds (Invesco Variable Insurance
                      Funds)..........................................     14
          Anchor Series Trust.........................................     14
          Franklin Templeton Variable Insurance Products Trust........     14
          Lord Abbett Series Fund, Inc. ..............................     14
          Seasons Series Trust........................................     14
          SunAmerica Series Trust.....................................     14
     Substitution, Addition or Deletion of Variable Portfolios........     17
     Fixed Accounts...................................................     17
     Dollar Cost Averaging Fixed Accounts.............................     17
     Dollar Cost Averaging Program....................................     18
     Polaris Portfolio Allocator Program..............................     18
     50%-50% Combination Model Program................................     20
     Transfers During the Accumulation Phase..........................     22
     Automatic Asset Rebalancing Program..............................     24
     Voting Rights....................................................     24
ACCESS TO YOUR MONEY..................................................     24
     Free Withdrawal Amount...........................................     24
     Systematic Withdrawal Program....................................     26
     Nursing Home Waiver..............................................     26
     Minimum Contract Value...........................................     26
     Qualified Contract Owners........................................     26
OPTIONAL LIVING BENEFITS..............................................     26
     SunAmerica Income Plus and SunAmerica Income Builder.............     28
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS............................................................     35
DEATH BENEFITS........................................................     38
     Beneficiary Continuation Programs................................     39
     Death Benefit Defined Terms......................................     40
     Death Benefit Options............................................     41
     Standard Death Benefit...........................................     41
     Optional Maximum Anniversary Value Death Benefit.................     41
     Spousal Continuation.............................................     42
EXPENSES..............................................................     42
     Separate Account Expenses........................................     42
     Withdrawal Charges...............................................     43
     Underlying Fund Expenses.........................................     43
     Contract Maintenance Fee.........................................     43
     Transfer Fee.....................................................     43
     Optional Living Benefit Fees.....................................     43
     Optional SunAmerica Income Plus and SunAmerica Income Builder
            Fee.......................................................     44
     Optional Maximum Anniversary Value Death Benefit Fee.............     44
     Premium Tax......................................................     44
     Income Taxes.....................................................     44
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited..................................................     44
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT..............     45
ANNUITY INCOME OPTIONS................................................     46
     The Income Phase.................................................     46
     Annuity Income Options...........................................     47
     Fixed or Variable Annuity Income Payments........................     47
     Annuity Income Payments..........................................     48
     Transfers During the Income Phase................................     48
     Deferment of Payments............................................     48
TAXES.................................................................     48
     Annuity Contracts in General.....................................     48
     Tax Treatment of Distributions - Non-Qualified Contracts.........     49
     Tax Treatment of Distributions - Qualified Contracts.............     49
     Required Minimum Distributions...................................     51
     Tax Treatment of Death Benefits..................................     52
     Tax Treatment of Optional Living Benefits........................     52
     Contracts Owned by a Trust or Corporation........................     52
     Gifts, Pledges and/or Assignments of a Contract..................     52
     Diversification and Investor Control.............................     52
OTHER INFORMATION.....................................................     53
     The Distributor..................................................     53
     The Company......................................................     53
     The Separate Account.............................................     54
     The General Account..............................................     54
     Financial Statements.............................................     55
     Administration...................................................     55
     Legal Proceedings................................................     55
     Registration Statements..........................................     56
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..............     56
APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION............    A-1
APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA
  INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.......................    B-1
APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES........................    C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY...........    D-1
APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23,
  2012................................................................    E-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.



FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.


GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the SunAmerica Income Plus or SunAmerica Income Builder living benefit, in which we allocate a percentage of every Purchase Payment and Continuation Contribution.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris Advantage II Variable Annuity is a contract between you and the
Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. This variable annuity contract provides a Payment Enhancement that is invested in your contract as earnings. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any Payment Enhancement. The contract value refunded may be more or less than your original Purchase Payment(s) or the contract value minus any Payment Enhancements. However, should there be any loss in value associated with the Payment Enhancement if you cancel your contract during the Free Look period, we will bear that loss. We will return your original Purchase Payments if required by law. We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances with the Securities and Exchange Commission ("SEC"). If and when we receive such an exemptive order, you will bear any loss on the value of the Payment Enhancement during the Free Look period. For more information, PLEASE SEE PAYMENT ENHANCEMENTS, PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY AND FREE LOOK BELOW.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.90% annually reducing to 1.30% after the 9th contract anniversary, of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. We apply a withdrawal charge against each Purchase Payment you contribute to the contract. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. After a Purchase Payment has been in the contract for 9 complete years, a withdrawal charge no longer applies to that Purchase Payment. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.


You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are designed to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you begin the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS FOR A LOWER FEE THAT DO NOT INCLUDE PAYMENT ENHANCEMENTS. ELECTING AN OPTIONAL BENEFIT WILL RESULT IN HIGHER FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
(AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(2).................................  9%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)...........  $50 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

                                               AFTER 9TH
                                   CONTRACT     CONTRACT
                                  YEARS 1-9   ANNIVERSARY
                                  ---------   -----------
Separate Account Charge.........     1.90%        1.30%
Optional Maximum Anniversary
  Value Death Benefit...........     0.25%        0.25%
                                     ----         ----
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(4)...................     2.15%        1.55%




ADDITIONAL OPTIONAL FEATURE FEES


You may elect one of the following optional living benefits SunAmerica Income Plus or SunAmerica Income Builder below, both of which are guaranteed minimum withdrawal benefits:



OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE

(calculated as a percentage of the Income Base)(5)


                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(6)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%



UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2010)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES(7)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, 12b-1
fees, if applicable, and other
expenses)........................    0.72%     1.82%


FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 9 years as follows:

YEARS SINCE PURCHASE PAYMENT RECEIPT:.........................   1    2    3    4    5    6    7    8    9   10+
                                                                 9%   9%   8%   8%   7%   6%   5%   4%   3%   0%


  PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

  Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

(3) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

(4) If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.


(5) The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to January 23, 2012, please see APPENDIX E for a description of the living benefit you may have elected.

(6) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the Fee Table. PLEASE SEE APPENDIX
    B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.



    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.



---------------------------------------------------------------------
                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------





         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


(7) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. If the fee waiver was reflected in the maximum expense, the expense would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.90% reducing to 1.30% for years 9 and 10 (the optional Maximum Anniversary Value death benefit 0.25%), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.82%)

(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,436     $2,652     $3,823     $6,065



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $536      $1,852     $3,123     $6,065





MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.90%, reducing to 1.30% for years 9 and 10, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,170     $1,629     $2,115     $2,929



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $270       $829      $1,415     $2,929



EXPLANATION OF EXPENSE EXAMPLES

1. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. The Expense Examples do not reflect a Payment Enhancement added to the investment amount.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

6. The Maximum Expense Examples reflect the highest possible combination of charges.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

AS OF THE DATE OF THIS PROSPECTUS, CONDENSED FINANCIAL INFORMATION IS NOT YET AVAILABLE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    THE POLARIS ADVANTAGE II VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PAYMENT ENHANCEMENT

We credit a Payment Enhancement to each Purchase Payment you make to the contract in the first two contract years. We calculate the Payment Enhancement as a percentage of each Purchase Payment received, and credit it at the time we receive the Purchase Payment. The Payment Enhancement Rate we credit is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment. The initial Payment Enhancement Level is determined by the amount of the initial Purchase Payment. The Payment Enhancement Level for subsequent Purchase Payments is determined by adding the amount of the subsequent Purchase Payment to the contract value on the day we receive the Purchase Payment. If a higher Payment Enhancement Level is achieved by the sum of the contract value and the subsequent Purchase Payment, the Payment Enhancement Rate for that higher level is applicable to the subsequent Purchase Payment. If the subsequent Purchase Payment is received during the first 90 days after your contract is issued, please see 90 DAY WINDOW below. We reserve the right to allocate Payment Enhancements to the Cash Management Variable Portfolio during the free look period. PLEASE SEE FREE LOOK BELOW.

CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES

The Payment Enhancement Levels and Payment Enhancement Rate, applicable to Purchase Payments made in the first two contract years as of the date of this prospectus are:

------------------------------------------------------------------------
                                                               PAYMENT
                                                             ENHANCEMENT
 PAYMENT ENHANCEMENT LEVEL                                      RATE
------------------------------------------------------------------------
 Under $250,000                                                   4%
------------------------------------------------------------------------
 $250,000+                                                        6%
------------------------------------------------------------------------


The Payment Enhancement Rate currently being offered may be increased or decreased by us at any time for prospectively issued contracts. In addition, the 90 Day Window adjustment, described below, may be eliminated by us at any time.

90 DAY WINDOW

On the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If this total qualifies you for a higher Payment Enhancement Level, you will receive the corresponding Payment Enhancement Rate ("Look Back Adjustment"). We will add any applicable Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Look Back Adjustment. We will allocate any applicable Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution.

PAYMENT ENHANCEMENT RECAPTURE

We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under the circumstances outlined below with the Securities and Exchange Commission ("SEC"). You will not bear any loss on the value of the Payment Enhancement during the Free Look period and we will not recapture the Payment Enhancement outside of the Free Look Period until we receive such an exemptive order.

The amount of any Payment Enhancement credited to your contract will be recaptured by the Company under the following circumstances:

(1) if you cancel your contract during the Free Look period, the amount returned to you will not include the amount of any Payment Enhancement; and/or

(2) When calculating the death benefit, we will deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, if the Owner's date of death is within 12 months of a Payment Enhancement being credited to your contract. We will not deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, upon a spousal continuation if the original Owner's date of death is within 12 months of a Payment Enhancement being credited to the contract. However, if the Continuing Spouse's date of death is within 12 months of a Payment Enhancement being allocated to the contract, we will deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, when calculating the death benefit payable to the Continuing Spouse's Beneficiary.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $25,000              $500                $100
------------------------------------------------------------------------------
   Non-Qualified          $25,000              $500                $100
------------------------------------------------------------------------------




Once you have contributed at least the minimum initial Purchase Payment before the first contract anniversary, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or US Life to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 81 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330


US Life (New York contracts only)

P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330


US Life (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357


Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     For the purposes of this example, we will assume that the Purchase Payment is received after the free look period. We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio
     A. If the Payment Enhancement is 4% of your Purchase Payment, we would add a Payment Enhancement of $1,000 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $26,000 by $11.10 and credit your contract on Wednesday with 2,342.3423 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Payment Enhancement. The amount recaptured will equal the Payment Enhancement amount without adjustment up or down for investment performance. Therefore, you will receive any gain on the Payment Enhancement amount that is recaptured. But you will bear any loss since the amount that is recaptured will equal the amount of the Payment Enhancement We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances outlined below with the Securities and Exchange Commission ("SEC"). During the Free Look Period, we will only recapture the Payment Enhancement amount without adjustment up or down for investment performance. We will bear any loss on the value of the Payment Enhancement during the Free Look period until an exemptive order has been issued by the SEC approving the pending application.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Payment Enhancement.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.



The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.



You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.



We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.


     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS



     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an affiliate of the Company. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.



     ANCHOR SERIES TRUST - CLASS 3 SHARES


     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES



     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.



     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust.



     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.


     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


     SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Portfolios of the SAAMCo Managed Trusts.



     The Dynamic Allocation Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Dynamic Allocation Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



     SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                  MANAGED BY:                                   TRUST   ASSET CLASS
----------------                                  -----------                                   ------  -----------
Aggressive Growth                                 Wells Capital Management Incorporated         SAST    STOCK
Alliance Growth                                   AllianceBernstein L.P.                        SAST    STOCK
American Funds Asset Allocation SAST              Capital Research and Management Company       SAST    BALANCED
American Funds Global Growth SAST                 Capital Research and Management Company       SAST    STOCK
American Funds Growth SAST                        Capital Research and Management Company       SAST    STOCK
American Funds Growth-Income SAST                 Capital Research and Management Company       SAST    STOCK
Asset Allocation                                  Edge Asset Management, Inc.                   AST     BALANCED
Balanced                                          J.P. Morgan Investment Management Inc.        SAST    BALANCED
Blue Chip Growth                                  SunAmerica Asset Management Corp.             SAST    STOCK
Capital Appreciation                              Wellington Management Company, LLP            AST     STOCK
Capital Growth                                    OppenheimerFunds, Inc.                        SAST    STOCK
Cash Management                                   BofA Advisors, LLC                            SAST    CASH
Corporate Bond                                    Federated Investment Management Company       SAST    BOND
Davis Venture Value                               Davis Selected Advisers, L.P.                 SAST    STOCK
"Dogs" of Wall Street                             SunAmerica Asset Management Corp.             SAST    STOCK
Emerging Markets                                  Putnam Investment Management, LLC             SAST    STOCK
Equity Opportunities                              OppenheimerFunds, Inc.                        SAST    STOCK
Foreign Value                                     Templeton Investment Counsel, LLC             SAST    STOCK
Franklin Income Securities Fund                   Franklin Advisers, Inc.                       FTVIPT  BALANCED
Franklin Templeton VIP Founding Funds Allocation  Franklin Templeton Services, LLC              FTVIPT  BALANCED
  Fund
Fundamental Growth                                Wells Capital Management Incorporated         SAST    STOCK
Global Bond                                       Goldman Sachs Asset Management International  SAST    BOND
Global Equities                                   J.P. Morgan Investment Management Inc.        SAST    STOCK
Government and Quality Bond                       Wellington Management Company, LLP            AST     BOND
Growth                                            Wellington Management Company, LLP            AST     STOCK
Growth-Income                                     J.P. Morgan Investment Management Inc.        SAST    STOCK
Growth Opportunities                              Invesco Advisers, Inc.                        SAST    STOCK
High-Yield Bond                                   PineBridge Investments LLC                    SAST    BOND
International Diversified Equities                Morgan Stanley Investment Management Inc.     SAST    STOCK
International Growth and Income                   Putnam Investment Management, LLC             SAST    STOCK
Invesco Van Kampen V.I. Capital Growth Fund,      Invesco Advisers, Inc.                        AVIF    STOCK
  Series II Shares
Invesco Van Kampen V.I. Comstock Fund, Series II  Invesco Advisers, Inc.                        AVIF    STOCK
  Shares
Invesco Van Kampen V.I. Growth and Income Fund,   Invesco Advisers, Inc.                        AVIF    STOCK
  Series II Shares
Lord Abbett Growth and Income                     Lord, Abbett & Co. LLC                        LASF    STOCK
Managed Allocation Balanced                       Ibbotson Associates, Inc.                     SST     BALANCED
Managed Allocation Growth                         Ibbotson Associates, Inc.                     SST     STOCK
Managed Allocation Moderate                       Ibbotson Associates, Inc.                     SST     BALANCED
Managed Allocation Moderate Growth                Ibbotson Associates, Inc.                     SST     BALANCED
Marsico Focused Growth                            Marsico Capital Management, LLC               SAST    STOCK
MFS Massachusetts Investors Trust                 Massachusetts Financial Services Company      SAST    STOCK
MFS Total Return                                  Massachusetts Financial Services Company      SAST    BALANCED
Mid-Cap Growth                                    J.P. Morgan Investment Management, Inc.       SAST    STOCK
Natural Resources                                 Wellington Management Company, LLP            AST     STOCK
Real Estate                                       Davis Selected Advisers, L.P.                 SAST    STOCK
Real Return                                       Wellington Management Company, LLP            SST     BOND
Small & Mid Cap Value                             AllianceBernstein L.P.                        SAST    STOCK
Small Company Value                               Franklin Advisory Services, LLC               SAST    STOCK
SunAmerica Dynamic Allocation Portfolio           SunAmerica Asset Management Corp. and         SAST    BALANCED
                                                    AllianceBernstein L.P.
Technology                                        Columbia Management Investment Advisers, LLC  SAST    STOCK
Telecom Utility                                   Massachusetts Financial Services Company      SAST    STOCK
Total Return Bond                                 Pacific Investment Management Company LLC     SAST    BOND




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.


We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If you elect SunAmerica Income Plus or SunAmerica Income Builder, a certain percentage of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------



     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate amongst the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the investment option election form or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model.

If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator Model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Portfolio Allocator model that complies with the investment requirements. Your Portfolio Allocator model will be rebalanced quarterly. You may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        4.0%         6.0%         6.0%         6.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         1.0%         0.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         0.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         0.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Foreign Value                            5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond              7.0%         5.0%         4.0%         0.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       0.0%         0.0%         0.0%         4.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    5.0%         6.0%         8.0%        10.0%
----------------------------------------------------------------------------------------
 Small Company Value                      2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       15.0%        14.0%        14.0%         8.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------


The Polaris Portfolio Allocator models listed above are those that are currently available. The Polaris Portfolio Allocator models are reconfigured annually. However, once you invest in a Polaris Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Polaris Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION


The 50%-50% Combination Model Program, available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.


Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by selecting a Combination Model on the investment option election form. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by sending a written request or calling our Annuity Service Center.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the

Combination Models' intended objectives and therefore, will effectively terminate your participation in the program.



You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the Variable Portfolios in the Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.


A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instruction and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.



If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Combination Model that complies with investment requirements. Your Combination Model will be rebalanced quarterly. You may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



REBALANCING THE COMBINATION MODELS


You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.

Over time, the Combination Model may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

-----------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:     50% ALLOCATION TO:
------------------------------------------- ---------------------
          1             Polaris Portfolio     Managed Allocation
                        Allocator Model 1          Balanced
------------------------------------------- ---------------------
          2             Polaris Portfolio     Managed Allocation
                        Allocator Model 2          Moderate
------------------------------------------- ---------------------
          3             Polaris Portfolio     Managed Allocation
                        Allocator Model 3       Moderate Growth
------------------------------------------- ---------------------
          4             Polaris Portfolio     Managed Allocation
                        Allocator Model 4           Growth
------------------------------------------- ---------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2010 and within the previous twelve months (from August 17, 2009 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2010 must be submitted by U.S. Mail (from August 17, 2010 through August 16,
2011).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. In addition, with election of SunAmerica Income Plus or SunAmerica Income Builder, the amount of your investment allocated to the Secure Value Account is not part of your variable allocations and cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW for a detailed discussion of the impact of Automatic Asset Rebalancing on the election and/or cancellation of a living benefit.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making systematic, partial, or a total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.


Your annual free withdrawal amount is the greater of*:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

--------


* If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.



The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.


We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no Payment Enhancements and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 8% is the applicable percentage) [B x C=$8,000]
    D=Your full contract value ($82,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable;
(4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


Please contact our Annuity Service Center which can provide the necessary enrollment forms.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


OVERVIEW OF LIVING BENEFITS



The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.



Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.



Below is a summary of the key features of the two optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.



SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. If you elect SunAmerica Income Plus, you may choose from Income Option 1, 2 or 3 or the Income Option with Custom Allocation.



The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.



SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.



The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS



You must invest in accordance with investment requirements outlined below.



Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 2 years are included in the Income Base.



These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.



Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE BENEFITS.




LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Payment Enhancements, if any, and Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below), Payment Enhancements, if applicable, or the Continuation Contribution, if any. However, Payment Enhancements, if applicable, and Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE

SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.




---------------------------------------------------------------
       FIRST                          SUBSEQUENT
    CONTRACT YEAR                   CONTRACT YEARS
--------------------- -----------------------------------------
   100% of Purchase     Purchase Payments received in contract
   Payments received      year 2, capped at 100% of Purchase
                        Payments received in the first contract
                                         year
--------------------- -----------------------------------------




EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments.


EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.




INCOME CREDIT

An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


------------------------------------------------------------------------------------
         OPTIONAL                                            INCOME
      LIVING BENEFIT        INCOME CREDIT              CREDIT AVAILABILITY
------------------------------------------------------------------------------------
  SunAmerica Income Plus          6%          Available during the first 12 Benefit
                                            Years -- the Income Credit is reduced in
                                                   years withdrawals are taken
------------------------------------------------------------------------------------
  SunAmerica Income               8%          Available during the first 12 Benefit
  Builder                                   Years -- the Income Credit is eliminated
                                                in years any withdrawal is taken
------------------------------------------------------------------------------------




INCOME CREDIT BASE

The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD

The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS

Purchase Payments, or portions thereof, received after the 2nd contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.





INVESTMENT REQUIREMENTS


We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE ("MAWP")

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.




MINIMUM INCOME BASE


The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.



PROTECTED INCOME PAYMENT

The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE ("PIPP")

The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?



The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.



While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.



If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on the income option you elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and, for those taking withdrawals before age 65, if applicable under the income option elected, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.



------------------------------------------------------------------------------------------------------
                    NUMBER OF
                 COVERED PERSONS                    SUNAMERICA      SUNAMERICA      SUNAMERICA
                   AND AGE OF                       INCOME PLUS     INCOME PLUS     INCOME PLUS
                 COVERED PERSON                       INCOME          INCOME          INCOME
              AT FIRST WITHDRAWAL*                   OPTION 1        OPTION 2        OPTION 3
------------------------------------------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)            6.0% / 3.0%**   6.0% / 3.0%**  4.0%  /  4.0%
------------------------------------------------------------------------------------------------------
 One Covered Person (Age 65 and Older)              6.0% / 4.0%     7.0% / 3.0%    5.25% / 5.25%
------------------------------------------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)           5.5% / 3.0%***  5.5% / 3.0%*** 3.5%  /  3.5%
------------------------------------------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)              5.5% / 4.0%     6.5% / 3.0%    4.75% / 4.75%
------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------
                                                      SUNAMERICA
                     NUMBER OF                       INCOME PLUS
                  COVERED PERSONS                   INCOME OPTION
                    AND AGE OF                           WITH
                  COVERED PERSON                        CUSTOM
               AT FIRST WITHDRAWAL*                   ALLOCATION
----------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)             5.0% / 3.0%**
----------------------------------------------------------------------
 One Covered Person (Age 65 and Older)               5.0% / 4.0%
----------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)            4.5% / 3.0%***
----------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)               4.5% / 4.0%
----------------------------------------------------------------------





----------------------------------------------------------------------
                     NUMBER OF
                  COVERED PERSONS
                    AND AGE OF                        SUNAMERICA
                  COVERED PERSON                        INCOME
               AT FIRST WITHDRAWAL*                    BUILDER
----------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)             4.0% / 4.0%
----------------------------------------------------------------------
 One Covered Person (Age 65 and Older)               5.0% / 5.0%
----------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)            3.5% / 3.5%
----------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)               4.5% / 4.5%
----------------------------------------------------------------------




       The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.



    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.





   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.



   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?





If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, we will allocate 20% of every Purchase Payment, Payment Enhancement, if applicable, and Continuation Contribution, if any, to the Secure Value Account. If you elect the SunAmerica Income Plus Income Option with Custom Allocation, we will allocate 10% of every Purchase Payment, Payment Enhancement, if any, and Continuation Contribution, if any, to the Secure Value Account. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless SunAmerica Income Plus or SunAmerica Income Builder have been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to another DCA Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.



If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of your initial Purchase Payment is allocated to the Dynamic Allocation Portfolio or a DCA Fixed Account if you elect to dollar cost average into the Dynamic Allocation Portfolio. After your contract is issued, you may provide allocation instructions to invest the remaining 80% of every Purchase Payment and Continuation Contribution, if any, among the Variable Portfolios and available DCA Fixed Accounts, as follows:



---------------------------------------------------------------
--------------------- -----------------------------------------
 INITIAL ALLOCATION    80% of your assets are allocated to the
                       Dynamic Allocation Portfolio or a DCA
                       Fixed Account where the target
                       allocation is the Dynamic Allocation
                       Portfolio.
 INVESTMENT OPTIONS    You may allocate the remaining 80% of
 AVAILABLE FOR         your assets among the following
 ALLOCATION AFTER      investment options:
 YOUR CONTRACT IS
 ISSUED                Cash Management
                       Corporate Bond
                       Global Bond
                       Government and Quality Bond
                       Real Return
                       SunAmerica Dynamic Allocation Portfolio
                       Total Return Bond

                       DCA FIXED ACCOUNTS*
                       6-Month DCA
                       1-Year DCA
                       2-Year DCA
--------------------- -----------------------------------------




* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



If you elect the SunAmerica Income Plus Income Option with Custom Allocation, the remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment requirements in one of four ways as outlined below.



SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- CHECK-THE-BOX OPTIONS



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3 as follows:



------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Check-the-Box    Invest in one of three available Polaris Portfolio Allocator
 Option 1         Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Check-the-Box    Invest in one or more of the following balanced Variable
 Option 2         Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Check-the-Box    Invest in the Cash Management Variable Portfolio
 Option 3
---------------- -------------------------------------------------------------




SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- BUILD-YOUR-OWN OPTION


After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available DCA Fixed Accounts, as follows:




------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT              AND/OR DCA FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    DCA FIXED              Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
------------------------------------------------------------------------------------
 B. EQUITY**               Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital
                                              Growth Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology

------------------------------------------------------------------------------------





* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



**    Not all funds listed in the Equity group invest in equity markets.



How do my investment requirements impact my feature and contract?



Before you elect a Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.



The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.





Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.



REBALANCING AND INVESTMENT REQUIREMENTS



We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.



Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer

("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.



If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.



We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.



What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?



The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.



FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 2 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 2 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.



SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.



THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.



FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.



FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.



SIXTH, we determine the INCOME CREDIT.



If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.



For example, if you elected SunAmerica Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you elected two Covered Persons and take cumulative withdrawals that are equal to 6.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.


If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.


Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:




----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).



The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.



Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.



Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, attaining a higher Anniversary Value or an addition of subsequent Eligible Purchase Payments will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.



If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:


----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               80
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------



(1) Based on the age of the older Owner.


(2) Based on the age of the younger Joint Owner.



(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.


If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?



If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.



What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?



If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the Living Benefit and its corresponding fee.



The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.



If spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or


     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive; the fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.


     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years, as described in ANNUITY INCOME OPTIONS below.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

----------------------------------------------------------------------------------
         CANCELLATION
       REQUEST RECEIVED                     CANCELLATION EFFECTIVE DATE
----------------------------------------------------------------------------------
           Years 1-5                       5th Benefit Year Anniversary
----------------------------------------------------------------------------------
            Years 5+             Benefit Quarter Anniversary following the receipt
                                            of the cancellation request
----------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or US Life to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

GUIDED LEGACY PROGRAM

Guided Legacy, if available, is an administrative program which allows the Owner to designate a specific distribution method or settlement option of the death benefit for their Beneficiaries, if death occurs during the Accumulation Phase. The Guided Legacy Program can restrict the settlement options normally available to the Beneficiary. The Owner may elect the Guided Legacy Program on the Guided
Legacy: Restricted Beneficiary Payout Form ("Guided Legacy Form").

Upon death of the Owner during the Accumulation Phase, any death benefits payable under the contract will be applied to the specified annuity option or Extended Legacy Program option for the benefit of the Beneficiary as selected by the Owner on the Guided Legacy Form. The Beneficiary will not be able to change the option or receive a lump sum payment unless specified in the Guided Legacy Form.

INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

We have filed a pending application requesting the required exemptive relief with the Securities and Exchange Commission ("SEC") to permit the recapture of Payment Enhancements from the death benefit amount if death occurs during the first 12 months following the contract issue date as further described below. We will not recapture the Payment Enhancement if a death occurs in the first 12 months following the contract issue date until we receive such an exemptive order.

WHEN CALCULATING THE DEATH BENEFIT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND THE MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, IF THE OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO YOUR CONTRACT. WE WILL NOT DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, UPON A SPOUSAL CONTINUATION IF THE ORIGINAL OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO THE CONTRACT. HOWEVER, IF THE CONTINUING SPOUSE'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING ALLOCATED TO THE CONTRACT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, WHEN CALCULATING THE DEATH BENEFIT PAYABLE TO THE CONTINUING SPOUSE'S BENEFICIARY.

DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments including the Payment Enhancement, if applicable, received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments including the Payment Enhancement, if applicable, received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit. However, if the Continuing Spouse is age 81 or older on the date of continuation, the Maximum Anniversary Value death benefit will automatically terminate.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution based on the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.90% of the average daily ending net asset value allocated to the Variable Portfolios for contract years 1-9 reducing to 1.30% after the 9th contract anniversary. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE SCHEDULE:


-------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE
PAYMENT
 RECEIPT           1      2      3      4      5      6      7      8      9     10+
-------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE            9%     9%     8%     8%     7%     6%     5%     4%     3%     0%
-------------------------------------------------------------------------------------



PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of the Franklin Templeton Variable Insurance Products Trust and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be assessed as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE



----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).



The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX
B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.35% to 7.50% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             PAYMENTS IN CONNECTION
                        WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.35% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2010 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?


You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.



If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.



PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT FEATURES.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE INTERNAL REVENUE TAX CODE, TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE IRS AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k) or governmental 457(b) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued after October 21, 1988 by the same company to the same policyholder during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions from 403(b), 401(k), and governmental 457(b) plans, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plan accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Generally, withdrawals can only be made when an
Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could in the future take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY


SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6121. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.


For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its principal place of business is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.



Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), an affiliate of US Life, merged with and into US Life ("Merger"). Before the Merger, contracts in New York were issued by First SunAmerica. Upon the Merger, all contractual obligations of First SunAmerica became obligations of US Life.



The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The Merger also did not result in any adverse tax consequences for any contract Owners.



Until we update all the forms to reflect the First SunAmerica merger into US Life, we may provide you with forms, statements or reports that still reflect First SunAmerica as the issuer. You may also contact US Life, the issuer of the contract in New York. You can contact US Life at its Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862.


OWNERSHIP STRUCTURE OF THE COMPANY


SunAmerica Annuity and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.


AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange, as well as the stock exchanges in Ireland and Tokyo.

On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C shares were entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the Federal Reserve Bank of New York ("NY Fed") approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functioned as a $2 billion commitment to provide funding that AIG would have the discretion and option to use). In the Recapitalization, the Treasury Department became a majority shareholder of AIG Common Stock. On May 27, 2011, AIG and the Treasury Department completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Treasury Department sold 200 million shares of AIG Common Stock. As a result, the Series G drawdown right was terminated, the Series G Preferred Stock was cancelled and the Treasury Department ownership was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering. These transactions do not alter our obligations to you.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. Additionally, American International Group-related news may also have an impact on the Company's operations.

The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.


Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.


These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.


THE GENERAL ACCOUNT



Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.



The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and AIG are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS




There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against SunAmerica Annuity and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity and US Life, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of SunAmerica Annuity and US Life.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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--------------------------------------------------------------------------------
            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  The United States Life Insurance Company in the City of New York Financial
     Statements (for New York contracts only)
  SunAmerica Annuity and Life Assurance
     Company Financial Statements (for non-
     New York contracts)
  First SunAmerica Life Insurance Company
     Financial Statements (for New York
     contracts only)
  American International Group, Inc.
     Financial Information

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           APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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--------------------------------------------------------------------------------

The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, whether optional living benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


The term "Continuation Net Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment.


The term "Continuation Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used if an optional living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The Company will not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Purchase Payments are received on or after the Continuing Spouse's 86th birthday.

WE WILL NOT DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, UPON A SPOUSAL CONTINUATION IF THE ORIGINAL OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO THE CONTRACT. HOWEVER, IF THE CONTINUING SPOUSE'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING ALLOCATED TO THE CONTRACT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, WHEN CALCULATING THE DEATH BENEFIT PAYABLE TO THE CONTINUING SPOUSE'S BENEFICIARY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Optional Living Benefits, described above.

STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF AN OPTIONAL LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments including any Payment Enhancement, if applicable, received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:


               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or


               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments, including any Payment Enhancement, if applicable, received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE
            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.



------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------




* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).



The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.



The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:



INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX  20)]



You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE


ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:



--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------



* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.


IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:



--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------




IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).


IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).


IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.


After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX, If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of these living benefit features. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.



The examples below assume election of SunAmerica Income Plus Income Option 1 (one Covered Person).



EXAMPLE 1: INITIAL VALUES



The values shown below are based on the following assumptions:





     - Benefit Effective Date = contract issue date



     - Initial Purchase Payment = $100,000



     - Covered Person = Owner age 67 on the Benefit Effective Date



     - Income Option 1 Maximum Annual Withdrawal Percentage = 6%



-----------------------------------------------------------------------------------------------------
                                                                                            MAXIMUM
                                   ELIGIBLE                                   INCOME        ANNUAL
                                   PURCHASE      CONTRACT       INCOME        CREDIT      WITHDRAWAL
          VALUES AS OF             PAYMENTS        VALUE         BASE          BASE         AMOUNT
-----------------------------------------------------------------------------------------------------
     Benefit Effective Date        $100,000      $100,000      $100,000      $100,000       $6,000
-----------------------------------------------------------------------------------------------------




     - Income Base = Initial Purchase Payment = $100,000



     - Income Credit Base = Initial Purchase Payment = $100,000



     - Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage



          $100,000 x 6% = $6,000



EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES



The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:



     - Subsequent Purchase Payment invested in the first contract year =
       $150,000



     - Subsequent Purchase Payment invested in the second contract year =
       $275,000



     - Subsequent Purchase Payment invested in the third contract year = $10,000



     - No withdrawals taken in the first 3 contract years



     - Contract values as shown below:



----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                              ELIGIBLE     INELIGIBLE                                  INCOME                      ANNUAL
                              PURCHASE      PURCHASE      CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
        VALUES AS OF          PAYMENTS      PAYMENTS        VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
  Benefit Effective Date      $100,000         $0         $100,000      $100,000      $100,000         --          $6,000
----------------------------------------------------------------------------------------------------------------------------
          Year 1              $150,000         $0         $245,000      $250,000      $250,000         --          $15,000
----------------------------------------------------------------------------------------------------------------------------
      1st Anniversary            --            --         $270,000      $270,000      $270,000       $15,000       $16,200
----------------------------------------------------------------------------------------------------------------------------
          Year 2              $250,000       $25,000      $545,000      $520,000      $520,000         --          $31,200
----------------------------------------------------------------------------------------------------------------------------
      2nd Anniversary            --            --         $555,000      $555,000      $555,000       $31,200       $33,300
----------------------------------------------------------------------------------------------------------------------------
          Year 3                 $0          $10,000      $565,000      $555,000      $555,000         --          $33,300
----------------------------------------------------------------------------------------------------------------------------
      3rd Anniversary            --            --         $590,000      $590,000      $590,000       $33,300       $35,400
----------------------------------------------------------------------------------------------------------------------------




     Eligible Purchase Payments



       - First contract year = $250,000 ($100,000 + $150,000 = $250,000)



       - Second contract year = $250,000 (second year Purchase Payments are capped at 100% of Purchase Payments received in contract year 1)

     Ineligible Purchase Payments



       - Second contract year = $25,000 ($275,000 - $250,000 = $25,000)



       - Third contract year = $10,000 (Purchase Payments received after the second contract year are ineligible)



The values of the feature are impacted by adding subsequent Purchase Payments as follows:



     - The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Eligible Purchase Payment is received.



       - In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to $15,000
         ($250,000 x 6%).



       - In year 2, the Income Base and Income Credit Base were increased to $520,000 ($270,000 + $250,000); and the MAWA was increased to $31,200
         ($520,000 x 6%).



       - In year 3, the Income Base and Income Credit Base remained the same at $555,000 ($555,000 + $0); and the MAWA remained the same at $33,300
         ($555,000 x 6%).



The values of the feature are impacted by attaining highest Anniversary Values as follows:



     - The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the contract value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the value of the Income Base.



       - On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000);
         and the MAWA was increased to $16,200 ($270,000 x 6%).



       - On the 2nd anniversary, the Income Base and Income Credit Base were increased to $555,000 ($555,000 is greater than $520,000 + $31,200);
         and the MAWA was increased to $33,300 ($555,000 x 6%).



       - On the 3rd anniversary, the Income Base and Income Credit Base were increased to $590,000 ($590,000 is greater than $555,000 + $33,300);
         and the MAWA was increased to $35,400 ($590,000 x 6%).



EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)



The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:



     - Withdrawals of 5% of Income Base taken in the fourth and fifth contract year



     - Contract values as shown below



----------------------------------------------------------------------------------------------------------------
                                                                                                       MAXIMUM
                                                                           INCOME                      ANNUAL
                               WITHDRAWAL     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
         VALUES AS OF             TAKEN         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------
       3rd Anniversary             --         $590,000      $590,000      $590,000       $33,300       $35,400
----------------------------------------------------------------------------------------------------------------
           Year 4                $29,500      $560,500      $590,000      $590,000         --          $35,400
----------------------------------------------------------------------------------------------------------------
       4th Anniversary             --         $561,500      $595,900      $590,000       $5,900        $35,754
----------------------------------------------------------------------------------------------------------------
           Year 5                $29,795      $531,705      $595,900      $590,000         --          $35,754
----------------------------------------------------------------------------------------------------------------
       5th Anniversary             --         $530,000      $601,800      $590,000       $5,900        $36,108
----------------------------------------------------------------------------------------------------------------




     - In year 4, $29,500 was withdrawn ($590,000 x 5%)



     - In year 5, $29,795 was withdrawn ($595,900 x 5%)



The values of the feature are impacted by withdrawals taken as follows:



     - The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount (MAWA)



       - In year 4, $29,500 was withdrawn and is less than the MAWA of $35,400



       - In year 5, $29,795 was withdrawn and is less than the MAWA of $35,754

     - The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries was reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)



Income Credit = $5,900 ($590,000 Income Credit Base x 1% Income Credit
                                   Percentage)



NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).



EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)



The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:



     - Withdrawals of 8% of Income Base taken in the sixth and seventh contract year



     - Contract values as shown below



----------------------------------------------------------------------------------------------------------------
                                                                                                       MAXIMUM
                                                                           INCOME                      ANNUAL
                               WITHDRAWAL     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
         VALUES AS OF             TAKEN         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------
       5th Anniversary             --         $530,000      $601,800      $590,000       $5,900        $36,108
----------------------------------------------------------------------------------------------------------------
           Year 6                $48,144      $481,856      $587,116      $575,604         --          $35,227
----------------------------------------------------------------------------------------------------------------
       6th Anniversary             --         $490,000      $587,116      $575,604         $0          $35,227
----------------------------------------------------------------------------------------------------------------
           Year 7                $46,969      $443,031      $571,968      $560,753         --          $34,318
----------------------------------------------------------------------------------------------------------------
       7th Anniversary             --         $450,000      $571,968      $560,753         $0          $34,318
----------------------------------------------------------------------------------------------------------------




The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:



     - The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA



       - In year 6, the reduction proportion is 2.44% ([$48,144 - $36,108] / [$530,000 - $36,108]); the reduced Income Base is $587,116 ($601,800 x
         [1 - 2.44%]); and the reduced Income Credit Base is $575,604 ($590,000 x [1 - 2.44%]).



       - In year 7, the reduction proportion is 2.58% ([$46,969 - $35,227] / [$490,000 - $35,227]); the reduced Income Base is $571,968 ($587,116 x
         [1 - 2.58%]); and the reduced Income Credit Base is $560,753 ($575,604 x [1 - 2.58%]).



     - The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.



     - The MAWA is recalculated based on the reduced Income Base.



EXAMPLE 5: PROTECTED INCOME PAYMENT



The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:



     - Contract value as shown below and reduced to $0 in Year 11 due to market conditions



     - No withdrawals taken after the seventh contract year



----------------------------------------------------------------------------------------------------------------
                                                                                         MAXIMUM
                                                             INCOME                      ANNUAL       PROTECTED
                                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL      INCOME
         VALUES AS OF             VALUE         BASE          BASE         CREDIT        AMOUNT        PAYMENT
----------------------------------------------------------------------------------------------------------------
       7th Anniversary          $450,000      $571,968      $560,753         $0          $34,318         --
----------------------------------------------------------------------------------------------------------------
       8th Anniversary          $250,000      $605,613      $560,753       $33,645       $36,337         --
----------------------------------------------------------------------------------------------------------------
       9th Anniversary          $150,000      $639,258      $560,753       $33,645       $38,355         --
----------------------------------------------------------------------------------------------------------------
      10th Anniversary           $50,000      $672,903      $560,753       $33,645       $40,374         --
----------------------------------------------------------------------------------------------------------------
           Year 11                 $0         $672,903      $560,753       $33,645       $40,374         --
----------------------------------------------------------------------------------------------------------------
      11th Anniversary             $0         $672,903      $560,753       $33,645       $40,374       $26,916
----------------------------------------------------------------------------------------------------------------




     - The Protected Income Payment of $26,916 ($672,903 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      New York
                           Variable Portfolios only.                  Oregon
                                                                      Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Annuity Date              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 Annuity Date              You may begin the Income Phase any time    New York
                           13 or more months after contract issue.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 65 or older on the          Arizona
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 60 or older on the          California
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 64 and under on the         Florida
                           contract issue date, the Free Look
                           period is 14 days and if you are age 65
                           and older on the contract issue date,
                           the Free Look period is 21 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 20 days.           Idaho
                                                                      North Dakota
                                                                      Rhode Island
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look amount is calculated as      New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
-------------------------------------------------------------------- ----------------
 Minimum Contract Value    The minimum remaining contract value       Texas
                           after a partial withdrawal must be
                           $2,000.
-------------------------------------------------------------------- ----------------
 Payment Enhancement       The minimum rate is 1%.                    Washington
 Rate
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Washington
 Limit                     later of one year after contract issue
                           or the Owner's 61st birthday.
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder                                                              Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         The Withdrawal Charge Schedule is as       Iowa
                           follows:                                   Kentucky
                           9%, 8%, 7%, 6%, 5%, 4%, 3%, 2%, 1%, 0%     Maryland
                                                                      Minnesota
                                                                      Mississippi
                                                                      Ohio
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         The Withdrawal Charge Schedule is as       Oklahoma
                           follows:
                           8.5%, 8%, 7.5%, 6.5%, 5.5%, 4.5%, 4%,
                           3%, 2%, 0%
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         10% free withdrawal in a full surrender    Washington
                           and the Withdrawal Charge Schedule is as
                           follows: 9%, 8%, 7%, 6%, 5%, 4%, 3%, 2%,
                           1%, 0%
-------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO


                                JANUARY 23, 2012

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


None of the Living Benefits described below are currently being offered.



TABLE OF CONTENTS



SunAmerica Income Plus.....................................................  E-2
SunAmerica Income Plus Fees................................................  E-3
SunAmerica Income Builder..................................................  E-2
SunAmerica Income Builder Fees.............................................  E-3




SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER



If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:



Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:



     ELIGIBLE PURCHASE PAYMENTS



     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, Continuation Contributions, if any, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.





----------------------------------------
                             SUBSEQUENT
                              CONTRACT
    FIRST CONTRACT YEAR         YEARS
----------------------------------------
 100% of Purchase Payments  Purchase
 Received                   Payments
                            received in
                            contract
                            years 2-5,
                            capped at
                            200% of
                            Purchase
                            Payments
                            received in
                            the first
                            contract
                            year
----------------------------------------




     INVESTMENT REQUIREMENTS



     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER? " below.




Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR? " the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:



SUNAMERICA INCOME PLUS



----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------




SUNAMERICA INCOME BUILDER



----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------




     * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



    ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.



   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER? " the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:



Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?



Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.



Your Flexible Allocation must comply with the investment requirements in one of four ways.



FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------




FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT               AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital Growth
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------




* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER? " the fee for

SunAmerica Income Plus or SunAmerica Income Builder is as follows:



What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?



The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:





----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).



The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.



If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Please forward a copy (without charge) of the Polaris Advantage II Variable
  Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                              POLARIS Advantage II

                                   PROSPECTUS
                                JANUARY 23, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS:                                               MANAGED BY:
     Aggressive Growth                                          Wells Capital Management Incorporated
     Alliance Growth                                            AllianceBernstein L.P.
     American Funds Asset Allocation SAST                       Capital Research and Management
                                                                Company(1)
     American Funds Global Growth SAST                          Capital Research and Management
                                                                Company(1)
     American Funds Growth SAST                                 Capital Research and Management
                                                                Company(1)
     American Funds Growth-Income SAST                          Capital Research and Management
                                                                Company(1)
     Asset Allocation                                           Edge Asset Management, Inc.
     Balanced                                                   J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                           SunAmerica Asset Management Corp.
     Capital Appreciation                                       Wellington Management Company, LLP
     Capital Growth                                             OppenheimerFunds, Inc.
     Cash Management                                            BofA Advisors, LLC
     Corporate Bond                                             Federated Investment Management
                                                                Company
     Davis Venture Value                                        Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(2)                                   SunAmerica Asset Management Corp.
     Emerging Markets                                           Putnam Investment Management, LLC
     Equity Opportunities                                       OppenheimerFunds, Inc.
     Foreign Value                                              Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                            Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation Fund      Franklin Templeton Services, LLC(3)
     Fundamental Growth                                         Wells Capital Management Incorporated
     Global Bond                                                Goldman Sachs Asset Management
                                                                International
     Global Equities                                            J.P. Morgan Investment Management Inc.
     Government and Quality Bond                                Wellington Management Company, LLP
     Growth                                                     Wellington Management Company, LLP
     Growth-Income                                              J.P. Morgan Investment Management Inc.
     Growth Opportunities                                       Invesco Advisers, Inc.
     High-Yield Bond                                            PineBridge Investments LLC
     International Diversified Equities                         Morgan Stanley Investment Management
                                                                Inc.
     International Growth and Income                            Putnam Investment Management, LLC
     Invesco Van Kampen V.I. Capital Growth Fund, Series II     Invesco Advisers, Inc.
       Shares
     Invesco Van Kampen V.I. Comstock Fund, Series II Shares    Invesco Advisers, Inc.
     Invesco Van Kampen V.I. Growth and Income Fund, Series II  Invesco Advisers, Inc.
       Shares
     Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
     Managed Allocation Balanced                                Ibbotson Associates, Inc.
     Managed Allocation Growth                                  Ibbotson Associates, Inc.
     Managed Allocation Moderate                                Ibbotson Associates, Inc.
     Managed Allocation Moderate Growth                         Ibbotson Associates, Inc.
     Marsico Focused Growth                                     Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(2)                       Massachusetts Financial Services
                                                                Company
     MFS Total Return                                           Massachusetts Financial Services
                                                                Company
     Mid-Cap Growth                                             J.P. Morgan Investment Management Inc.
     Natural Resources                                          Wellington Management Company, LLP
     Real Estate                                                Davis Selected Advisers, L.P.
     Real Return                                                Wellington Management Company, LLP
     Small & Mid Cap Value                                      AllianceBernstein L.P.
     Small Company Value                                        Franklin Advisory Services, LLC
     SunAmerica Dynamic Allocation Portfolio                    SunAmerica Asset Management Corp. and
                                                                  AllianceBernstein L.P.
     Technology                                                 Columbia Management Investment
                                                                Advisers, LLC
     Telecom Utility                                            Massachusetts Financial Services
                                                                Company
     Total Return Bond                                          Pacific Investment Management Company
                                                                LLC

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds.

This variable annuity provides a Payment Enhancement. In exchange for Payment Enhancements credited to your contract, you are subject to higher fees and a higher, longer withdrawal charge schedule than other contracts we offer that do not include Payment Enhancements. Over time, the higher fees and withdrawal charges may more than offset the value of any Payment Enhancement.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated January 23, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY..............................................................      3
HIGHLIGHTS............................................................      4
FEE TABLE.............................................................      6
     Maximum Owner Transaction Expenses...............................      6
     Contract Maintenance Fee.........................................      6
     Separate Account Annual Expenses.................................      6
     Additional Optional Feature Fees.................................      6
          Optional SunAmerica Income Plus and SunAmerica Income
                      Builder Fee.....................................      6
     Underlying Fund Expenses.........................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..................................      8
THE POLARIS ADVANTAGE II VARIABLE ANNUITY.............................      9
PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY....................     10
     Allocation of Purchase Payments..................................     11
     Accumulation Units...............................................     12
     Free Look........................................................     12
     Exchange Offers..................................................     13
     Important Information for Military Servicemembers................     13
INVESTMENT OPTIONS....................................................     13
     Variable Portfolios..............................................     13
          AIM Variable Insurance Funds (Invesco Variable Insurance
                      Funds)..........................................     14
          Anchor Series Trust.........................................     14
          Franklin Templeton Variable Insurance Products Trust........     14
          Lord Abbett Series Fund, Inc. ..............................     14
          Seasons Series Trust........................................     14
          SunAmerica Series Trust.....................................     14
     Substitution, Addition or Deletion of Variable Portfolios........     17
     Fixed Accounts...................................................     17
     Dollar Cost Averaging Fixed Accounts.............................     17
     Dollar Cost Averaging Program....................................     18
     Polaris Portfolio Allocator Program..............................     18
     50%-50% Combination Model Program................................     20
     Transfers During the Accumulation Phase..........................     22
     Automatic Asset Rebalancing Program..............................     24
     Voting Rights....................................................     24
ACCESS TO YOUR MONEY..................................................     24
     Free Withdrawal Amount...........................................     24
     Systematic Withdrawal Program....................................     26
     Nursing Home Waiver..............................................     26
     Minimum Contract Value...........................................     26
     Qualified Contract Owners........................................     26
OPTIONAL LIVING BENEFITS..............................................     26
     SunAmerica Income Plus and SunAmerica Income Builder.............     28
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS............................................................     35
DEATH BENEFITS........................................................     38
     Beneficiary Continuation Programs................................     39
     Death Benefit Defined Terms......................................     40
     Death Benefit Options............................................     41
     Standard Death Benefit...........................................     41
     Optional Maximum Anniversary Value Death Benefit.................     41
     Spousal Continuation.............................................     42
EXPENSES..............................................................     42
     Separate Account Expenses........................................     42
     Withdrawal Charges...............................................     43
     Underlying Fund Expenses.........................................     43
     Contract Maintenance Fee.........................................     43
     Transfer Fee.....................................................     43
     Optional Living Benefit Fees.....................................     43
     Optional SunAmerica Income Plus and SunAmerica Income Builder
            Fee.......................................................     44
     Optional Maximum Anniversary Value Death Benefit Fee.............     44
     Premium Tax......................................................     44
     Income Taxes.....................................................     44
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited..................................................     44
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT..............     45
ANNUITY INCOME OPTIONS................................................     46
     The Income Phase.................................................     46
     Annuity Income Options...........................................     47
     Fixed or Variable Annuity Income Payments........................     47
     Annuity Income Payments..........................................     48
     Transfers During the Income Phase................................     48
     Deferment of Payments............................................     48
TAXES.................................................................     48
     Annuity Contracts in General.....................................     48
     Tax Treatment of Distributions - Non-Qualified Contracts.........     49
     Tax Treatment of Distributions - Qualified Contracts.............     49
     Required Minimum Distributions...................................     51
     Tax Treatment of Death Benefits..................................     52
     Tax Treatment of Optional Living Benefits........................     52
     Contracts Owned by a Trust or Corporation........................     52
     Gifts, Pledges and/or Assignments of a Contract..................     52
     Diversification and Investor Control.............................     52
OTHER INFORMATION.....................................................     53
     The Distributor..................................................     53
     The Company......................................................     53
     The Separate Account.............................................     54
     The General Account..............................................     54
     Financial Statements.............................................     55
     Administration...................................................     55
     Legal Proceedings................................................     55
     Registration Statements..........................................     56
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..............     56
APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION............    A-1
APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA
  INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.......................    B-1
APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES........................    C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY...........    D-1
APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23,
  2012................................................................    E-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.



FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.


GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the SunAmerica Income Plus or SunAmerica Income Builder living benefit, in which we allocate a percentage of every Purchase Payment and Continuation Contribution.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Advantage II Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. This variable annuity contract provides a Payment Enhancement that is invested in your contract as earnings. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any Payment Enhancement. The contract value refunded may be more or less than your original Purchase Payment(s) or the contract value minus any Payment Enhancements. However, should there be any loss in value associated with the Payment Enhancement if you cancel your contract during the Free Look period, we will bear that loss. We will return your original Purchase Payments if required by law. We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances with the Securities and Exchange Commission ("SEC"). If and when we receive such an exemptive order, you will bear any loss on the value of the Payment Enhancement during the Free Look period. For more information, PLEASE SEE PAYMENT ENHANCEMENTS, PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY AND FREE LOOK BELOW.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.90% annually reducing to 1.30% after the 9th contract anniversary, of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. We apply a withdrawal charge against each Purchase Payment you contribute to the contract. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. After a Purchase Payment has been in the contract for 9 complete years, a withdrawal charge no longer applies to that Purchase Payment. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.


You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are designed to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you begin the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS FOR A LOWER FEE THAT DO NOT INCLUDE PAYMENT ENHANCEMENTS. ELECTING AN OPTIONAL BENEFIT WILL RESULT IN HIGHER FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
(AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(2).................................  9%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)...........  $50 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

                                               AFTER 9TH
                                   CONTRACT     CONTRACT
                                  YEARS 1-9   ANNIVERSARY
                                  ---------   -----------
Separate Account Charge.........     1.90%        1.30%
Optional Maximum Anniversary
  Value Death Benefit...........     0.25%        0.25%
                                     ----         ----
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(4)...................     2.15%        1.55%




ADDITIONAL OPTIONAL FEATURE FEES


You may elect one of the following optional living benefits SunAmerica Income Plus or SunAmerica Income Builder below, both of which are guaranteed minimum withdrawal benefits:



OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE

(calculated as a percentage of the Income Base)(5)


                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(6)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%



UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2010)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES(7)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, 12b-1
fees, if applicable, and other
expenses)........................    0.72%     1.82%


FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 9 years as follows:

YEARS SINCE PURCHASE PAYMENT RECEIPT:.........................   1    2    3    4    5    6    7    8    9   10+
                                                                 9%   9%   8%   8%   7%   6%   5%   4%   3%   0%


  PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

  Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

(3) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

(4) If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.


(5) The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to January 23, 2012, please see APPENDIX E for a description of the living benefit you may have elected.

(6) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the Fee Table. PLEASE SEE APPENDIX
    B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.



    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.



---------------------------------------------------------------------
                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------





         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


(7) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. If the fee waiver was reflected in the maximum expense, the expense would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.90% reducing to 1.30% for years 9 and 10 (the optional Maximum Anniversary Value death benefit 0.25%), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.82%)

(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,436     $2,652     $3,823     $6,065



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $536      $1,852     $3,123     $6,065





MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.90%, reducing to 1.30% for years 9 and 10, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,170     $1,629     $2,115     $2,929



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $270       $829      $1,415     $2,929



EXPLANATION OF EXPENSE EXAMPLES

1. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. The Expense Examples do not reflect a Payment Enhancement added to the investment amount.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

6. The Maximum Expense Examples reflect the highest possible combination of charges.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

AS OF THE DATE OF THIS PROSPECTUS, CONDENSED FINANCIAL INFORMATION IS NOT YET AVAILABLE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    THE POLARIS ADVANTAGE II VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PAYMENT ENHANCEMENT

We credit a Payment Enhancement to each Purchase Payment you make to the contract in the first two contract years. We calculate the Payment Enhancement as a percentage of each Purchase Payment received, and credit it at the time we receive the Purchase Payment. The Payment Enhancement Rate we credit is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment. The initial Payment Enhancement Level is determined by the amount of the initial Purchase Payment. The Payment Enhancement Level for subsequent Purchase Payments is determined by adding the amount of the subsequent Purchase Payment to the contract value on the day we receive the Purchase Payment. If a higher Payment Enhancement Level is achieved by the sum of the contract value and the subsequent Purchase Payment, the Payment Enhancement Rate for that higher level is applicable to the subsequent Purchase Payment. If the subsequent Purchase Payment is received during the first 90 days after your contract is issued, please see 90 DAY WINDOW below. We reserve the right to allocate Payment Enhancements to the Cash Management Variable Portfolio during the free look period. PLEASE SEE FREE LOOK BELOW.

CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES

The Payment Enhancement Levels and Payment Enhancement Rate, applicable to Purchase Payments made in the first two contract years as of the date of this prospectus are:


------------------------------------------------------------------------
                                                               PAYMENT
                                                             ENHANCEMENT
 PAYMENT ENHANCEMENT LEVEL                                      RATE
------------------------------------------------------------------------
 Under $100,000                                                   4%
------------------------------------------------------------------------
 $100,000+                                                        6%
------------------------------------------------------------------------



The Payment Enhancement Rate currently being offered may be increased or decreased by us at any time for prospectively issued contracts. In addition, the 90 Day Window adjustment, described below, may be eliminated by us at any time.

90 DAY WINDOW

On the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If this total qualifies you for a higher Payment Enhancement Level, you will receive the corresponding Payment Enhancement Rate ("Look Back Adjustment"). We will add any applicable Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Look Back Adjustment. We will allocate any applicable Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution.

PAYMENT ENHANCEMENT RECAPTURE

We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under the circumstances outlined below with the Securities and Exchange Commission ("SEC"). You will not bear any loss on the value of the Payment Enhancement during the Free Look period and we will not recapture the Payment Enhancement outside of the Free Look Period until we receive such an exemptive order.

The amount of any Payment Enhancement credited to your contract will be recaptured by the Company under the following circumstances:

(1) if you cancel your contract during the Free Look period, the amount returned to you will not include the amount of any Payment Enhancement; and/or

(2) When calculating the death benefit, we will deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, if the Owner's date of death is within 12 months of a Payment Enhancement being credited to your contract. We will not deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, upon a spousal continuation if the original Owner's date of death is within 12 months of a Payment Enhancement being credited to the contract. However, if the Continuing Spouse's date of death is within 12 months of a Payment Enhancement being allocated to the contract, we will deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, when calculating the death benefit payable to the Continuing Spouse's Beneficiary.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $25,000              $500                $100
------------------------------------------------------------------------------
   Non-Qualified          $25,000              $500                $100
------------------------------------------------------------------------------




Once you have contributed at least the minimum initial Purchase Payment before the first contract anniversary, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or US Life to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 81 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330


US Life (New York contracts only)

P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330


US Life (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357


Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     For the purposes of this example, we will assume that the Purchase Payment is received after the free look period. We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio
     A. If the Payment Enhancement is 4% of your Purchase Payment, we would add a Payment Enhancement of $1,000 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $26,000 by $11.10 and credit your contract on Wednesday with 2,342.3423 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Payment Enhancement. The amount recaptured will equal the Payment Enhancement amount without adjustment up or down for investment performance. Therefore, you will receive any gain on the Payment Enhancement amount that is recaptured. But you will bear any loss since the amount that is recaptured will equal the amount of the Payment Enhancement We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances outlined below with the Securities and Exchange Commission ("SEC"). During the Free Look Period, we will only recapture the Payment Enhancement amount without adjustment up or down for investment performance. We will bear any loss on the value of the Payment Enhancement during the Free Look period until an exemptive order has been issued by the SEC approving the pending application.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Payment Enhancement.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.



The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.



You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.



We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.


     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS



     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an affiliate of the Company. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.



     ANCHOR SERIES TRUST - CLASS 3 SHARES


     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES



     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.



     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust.



     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.


     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


     SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Portfolios of the SAAMCo Managed Trusts.



     The Dynamic Allocation Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Dynamic Allocation Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



     SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                  MANAGED BY:                                   TRUST   ASSET CLASS
----------------                                  -----------                                   ------  -----------
Aggressive Growth                                 Wells Capital Management Incorporated         SAST    STOCK
Alliance Growth                                   AllianceBernstein L.P.                        SAST    STOCK
American Funds Asset Allocation SAST              Capital Research and Management Company       SAST    BALANCED
American Funds Global Growth SAST                 Capital Research and Management Company       SAST    STOCK
American Funds Growth SAST                        Capital Research and Management Company       SAST    STOCK
American Funds Growth-Income SAST                 Capital Research and Management Company       SAST    STOCK
Asset Allocation                                  Edge Asset Management, Inc.                   AST     BALANCED
Balanced                                          J.P. Morgan Investment Management Inc.        SAST    BALANCED
Blue Chip Growth                                  SunAmerica Asset Management Corp.             SAST    STOCK
Capital Appreciation                              Wellington Management Company, LLP            AST     STOCK
Capital Growth                                    OppenheimerFunds, Inc.                        SAST    STOCK
Cash Management                                   BofA Advisors, LLC                            SAST    CASH
Corporate Bond                                    Federated Investment Management Company       SAST    BOND
Davis Venture Value                               Davis Selected Advisers, L.P.                 SAST    STOCK
"Dogs" of Wall Street                             SunAmerica Asset Management Corp.             SAST    STOCK
Emerging Markets                                  Putnam Investment Management, LLC             SAST    STOCK
Equity Opportunities                              OppenheimerFunds, Inc.                        SAST    STOCK
Foreign Value                                     Templeton Investment Counsel, LLC             SAST    STOCK
Franklin Income Securities Fund                   Franklin Advisers, Inc.                       FTVIPT  BALANCED
Franklin Templeton VIP Founding Funds Allocation  Franklin Templeton Services, LLC              FTVIPT  BALANCED
  Fund
Fundamental Growth                                Wells Capital Management Incorporated         SAST    STOCK
Global Bond                                       Goldman Sachs Asset Management International  SAST    BOND
Global Equities                                   J.P. Morgan Investment Management Inc.        SAST    STOCK
Government and Quality Bond                       Wellington Management Company, LLP            AST     BOND
Growth                                            Wellington Management Company, LLP            AST     STOCK
Growth-Income                                     J.P. Morgan Investment Management Inc.        SAST    STOCK
Growth Opportunities                              Invesco Advisers, Inc.                        SAST    STOCK
High-Yield Bond                                   PineBridge Investments LLC                    SAST    BOND
International Diversified Equities                Morgan Stanley Investment Management Inc.     SAST    STOCK
International Growth and Income                   Putnam Investment Management, LLC             SAST    STOCK
Invesco Van Kampen V.I. Capital Growth Fund,      Invesco Advisers, Inc.                        AVIF    STOCK
  Series II Shares
Invesco Van Kampen V.I. Comstock Fund, Series II  Invesco Advisers, Inc.                        AVIF    STOCK
  Shares
Invesco Van Kampen V.I. Growth and Income Fund,   Invesco Advisers, Inc.                        AVIF    STOCK
  Series II Shares
Lord Abbett Growth and Income                     Lord, Abbett & Co. LLC                        LASF    STOCK
Managed Allocation Balanced                       Ibbotson Associates, Inc.                     SST     BALANCED
Managed Allocation Growth                         Ibbotson Associates, Inc.                     SST     STOCK
Managed Allocation Moderate                       Ibbotson Associates, Inc.                     SST     BALANCED
Managed Allocation Moderate Growth                Ibbotson Associates, Inc.                     SST     BALANCED
Marsico Focused Growth                            Marsico Capital Management, LLC               SAST    STOCK
MFS Massachusetts Investors Trust                 Massachusetts Financial Services Company      SAST    STOCK
MFS Total Return                                  Massachusetts Financial Services Company      SAST    BALANCED
Mid-Cap Growth                                    J.P. Morgan Investment Management, Inc.       SAST    STOCK
Natural Resources                                 Wellington Management Company, LLP            AST     STOCK
Real Estate                                       Davis Selected Advisers, L.P.                 SAST    STOCK
Real Return                                       Wellington Management Company, LLP            SST     BOND
Small & Mid Cap Value                             AllianceBernstein L.P.                        SAST    STOCK
Small Company Value                               Franklin Advisory Services, LLC               SAST    STOCK
SunAmerica Dynamic Allocation Portfolio           SunAmerica Asset Management Corp. and         SAST    BALANCED
                                                    AllianceBernstein L.P.
Technology                                        Columbia Management Investment Advisers, LLC  SAST    STOCK
Telecom Utility                                   Massachusetts Financial Services Company      SAST    STOCK
Total Return Bond                                 Pacific Investment Management Company LLC     SAST    BOND




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.


We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If you elect SunAmerica Income Plus or SunAmerica Income Builder, a certain percentage of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------



     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate amongst the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the investment option election form or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model.

If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator Model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Portfolio Allocator model that complies with the investment requirements. Your Portfolio Allocator model will be rebalanced quarterly. You may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        4.0%         6.0%         6.0%         6.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         1.0%         0.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         0.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         0.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Foreign Value                            5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond              7.0%         5.0%         4.0%         0.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       0.0%         0.0%         0.0%         4.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    5.0%         6.0%         8.0%        10.0%
----------------------------------------------------------------------------------------
 Small Company Value                      2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       15.0%        14.0%        14.0%         8.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------


The Polaris Portfolio Allocator models listed above are those that are currently available. The Polaris Portfolio Allocator models are reconfigured annually. However, once you invest in a Polaris Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Polaris Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION


The 50%-50% Combination Model Program, available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.


Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by selecting a Combination Model on the investment option election form. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by sending a written request or calling our Annuity Service Center.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the

Combination Models' intended objectives and therefore, will effectively terminate your participation in the program.



You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the Variable Portfolios in the Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.


A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instruction and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.



If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Combination Model that complies with investment requirements. Your Combination Model will be rebalanced quarterly. You may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



REBALANCING THE COMBINATION MODELS


You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.

Over time, the Combination Model may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

-----------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:     50% ALLOCATION TO:
------------------------------------------- ---------------------
          1             Polaris Portfolio     Managed Allocation
                        Allocator Model 1          Balanced
------------------------------------------- ---------------------
          2             Polaris Portfolio     Managed Allocation
                        Allocator Model 2          Moderate
------------------------------------------- ---------------------
          3             Polaris Portfolio     Managed Allocation
                        Allocator Model 3       Moderate Growth
------------------------------------------- ---------------------
          4             Polaris Portfolio     Managed Allocation
                        Allocator Model 4           Growth
------------------------------------------- ---------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2010 and within the previous twelve months (from August 17, 2009 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2010 must be submitted by U.S. Mail (from August 17, 2010 through August 16,
2011).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. In addition, with election of SunAmerica Income Plus or SunAmerica Income Builder, the amount of your investment allocated to the Secure Value Account is not part of your variable allocations and cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW for a detailed discussion of the impact of Automatic Asset Rebalancing on the election and/or cancellation of a living benefit.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making systematic, partial, or a total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.


Your annual free withdrawal amount is the greater of*:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

--------


* If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.



The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.


We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no Payment Enhancements and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 8% is the applicable percentage) [B x C=$8,000]
    D=Your full contract value ($82,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable;
(4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


Please contact our Annuity Service Center which can provide the necessary enrollment forms.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


OVERVIEW OF LIVING BENEFITS



The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.



Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.



Below is a summary of the key features of the two optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.



SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. If you elect SunAmerica Income Plus, you may choose from Income Option 1, 2 or 3 or the Income Option with Custom Allocation.



The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.



SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.



The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS



You must invest in accordance with investment requirements outlined below.



Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 2 years are included in the Income Base.



These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.



Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE BENEFITS.




LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Payment Enhancements, if any, and Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below), Payment Enhancements, if applicable, or the Continuation Contribution, if any. However, Payment Enhancements, if applicable, and Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE

SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.




---------------------------------------------------------------
       FIRST                          SUBSEQUENT
    CONTRACT YEAR                   CONTRACT YEARS
--------------------- -----------------------------------------
   100% of Purchase     Purchase Payments received in contract
   Payments received      year 2, capped at 100% of Purchase
                        Payments received in the first contract
                                         year
--------------------- -----------------------------------------




EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments.


EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.




INCOME CREDIT

An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


------------------------------------------------------------------------------------
         OPTIONAL                                            INCOME
      LIVING BENEFIT        INCOME CREDIT              CREDIT AVAILABILITY
------------------------------------------------------------------------------------
  SunAmerica Income Plus          6%          Available during the first 12 Benefit
                                            Years -- the Income Credit is reduced in
                                                   years withdrawals are taken
------------------------------------------------------------------------------------
  SunAmerica Income               8%          Available during the first 12 Benefit
  Builder                                   Years -- the Income Credit is eliminated
                                                in years any withdrawal is taken
------------------------------------------------------------------------------------




INCOME CREDIT BASE

The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD

The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS

Purchase Payments, or portions thereof, received after the 2nd contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.





INVESTMENT REQUIREMENTS


We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE ("MAWP")

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.




MINIMUM INCOME BASE


The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.



PROTECTED INCOME PAYMENT

The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE ("PIPP")

The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?



The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.



While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.



If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on the income option you elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and, for those taking withdrawals before age 65, if applicable under the income option elected, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.



------------------------------------------------------------------------------------------------------
                    NUMBER OF
                 COVERED PERSONS                    SUNAMERICA      SUNAMERICA      SUNAMERICA
                   AND AGE OF                       INCOME PLUS     INCOME PLUS     INCOME PLUS
                 COVERED PERSON                       INCOME          INCOME          INCOME
              AT FIRST WITHDRAWAL*                   OPTION 1        OPTION 2        OPTION 3
------------------------------------------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)            6.0% / 3.0%**   6.0% / 3.0%**  4.0%  /  4.0%
------------------------------------------------------------------------------------------------------
 One Covered Person (Age 65 and Older)              6.0% / 4.0%     7.0% / 3.0%    5.25% / 5.25%
------------------------------------------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)           5.5% / 3.0%***  5.5% / 3.0%*** 3.5%  /  3.5%
------------------------------------------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)              5.5% / 4.0%     6.5% / 3.0%    4.75% / 4.75%
------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------
                                                      SUNAMERICA
                     NUMBER OF                       INCOME PLUS
                  COVERED PERSONS                   INCOME OPTION
                    AND AGE OF                           WITH
                  COVERED PERSON                        CUSTOM
               AT FIRST WITHDRAWAL*                   ALLOCATION
----------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)             5.0% / 3.0%**
----------------------------------------------------------------------
 One Covered Person (Age 65 and Older)               5.0% / 4.0%
----------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)            4.5% / 3.0%***
----------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)               4.5% / 4.0%
----------------------------------------------------------------------





----------------------------------------------------------------------
                     NUMBER OF
                  COVERED PERSONS
                    AND AGE OF                        SUNAMERICA
                  COVERED PERSON                        INCOME
               AT FIRST WITHDRAWAL*                    BUILDER
----------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)             4.0% / 4.0%
----------------------------------------------------------------------
 One Covered Person (Age 65 and Older)               5.0% / 5.0%
----------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)            3.5% / 3.5%
----------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)               4.5% / 4.5%
----------------------------------------------------------------------




       The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.



    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.





   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.



   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?





If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, we will allocate 20% of every Purchase Payment, Payment Enhancement, if applicable, and Continuation Contribution, if any, to the Secure Value Account. If you elect the SunAmerica Income Plus Income Option with Custom Allocation, we will allocate 10% of every Purchase Payment, Payment Enhancement, if any, and Continuation Contribution, if any, to the Secure Value Account. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless SunAmerica Income Plus or SunAmerica Income Builder have been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to another DCA Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.



If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of your initial Purchase Payment is allocated to the Dynamic Allocation Portfolio or a DCA Fixed Account if you elect to dollar cost average into the Dynamic Allocation Portfolio. After your contract is issued, you may provide allocation instructions to invest the remaining 80% of every Purchase Payment and Continuation Contribution, if any, among the Variable Portfolios and available DCA Fixed Accounts, as follows:



---------------------------------------------------------------
--------------------- -----------------------------------------
 INITIAL ALLOCATION    80% of your assets are allocated to the
                       Dynamic Allocation Portfolio or a DCA
                       Fixed Account where the target
                       allocation is the Dynamic Allocation
                       Portfolio.
 INVESTMENT OPTIONS    You may allocate the remaining 80% of
 AVAILABLE FOR         your assets among the following
 ALLOCATION AFTER      investment options:
 YOUR CONTRACT IS
 ISSUED                Cash Management
                       Corporate Bond
                       Global Bond
                       Government and Quality Bond
                       Real Return
                       SunAmerica Dynamic Allocation Portfolio
                       Total Return Bond

                       DCA FIXED ACCOUNTS*
                       6-Month DCA
                       1-Year DCA
                       2-Year DCA
--------------------- -----------------------------------------




* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



If you elect the SunAmerica Income Plus Income Option with Custom Allocation, the remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment requirements in one of four ways as outlined below.



SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- CHECK-THE-BOX OPTIONS



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3 as follows:



------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Check-the-Box    Invest in one of three available Polaris Portfolio Allocator
 Option 1         Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Check-the-Box    Invest in one or more of the following balanced Variable
 Option 2         Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Check-the-Box    Invest in the Cash Management Variable Portfolio
 Option 3
---------------- -------------------------------------------------------------




SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- BUILD-YOUR-OWN OPTION


After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available DCA Fixed Accounts, as follows:




------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT              AND/OR DCA FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    DCA FIXED              Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
------------------------------------------------------------------------------------
 B. EQUITY**               Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital
                                              Growth Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology

------------------------------------------------------------------------------------





* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



**    Not all funds listed in the Equity group invest in equity markets.



How do my investment requirements impact my feature and contract?



Before you elect a Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.



The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.





Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.



REBALANCING AND INVESTMENT REQUIREMENTS



We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.



Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer

("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.



If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.



We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.



What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?



The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.



FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 2 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 2 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.



SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.



THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.



FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.



FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.



SIXTH, we determine the INCOME CREDIT.



If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.



For example, if you elected SunAmerica Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you elected two Covered Persons and take cumulative withdrawals that are equal to 6.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.


If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.


Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:




----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).



The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.



Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.



Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, attaining a higher Anniversary Value or an addition of subsequent Eligible Purchase Payments will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.



If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:


----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               80
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------



(1) Based on the age of the older Owner.


(2) Based on the age of the younger Joint Owner.



(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.


If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?



If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.



What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?



If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the Living Benefit and its corresponding fee.



The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.



If spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or


     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive; the fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.


     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years, as described in ANNUITY INCOME OPTIONS below.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

----------------------------------------------------------------------------------
         CANCELLATION
       REQUEST RECEIVED                     CANCELLATION EFFECTIVE DATE
----------------------------------------------------------------------------------
           Years 1-5                       5th Benefit Year Anniversary
----------------------------------------------------------------------------------
            Years 5+             Benefit Quarter Anniversary following the receipt
                                            of the cancellation request
----------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or US Life to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

GUIDED LEGACY PROGRAM

Guided Legacy, if available, is an administrative program which allows the Owner to designate a specific distribution method or settlement option of the death benefit for their Beneficiaries, if death occurs during the Accumulation Phase. The Guided Legacy Program can restrict the settlement options normally available to the Beneficiary. The Owner may elect the Guided Legacy Program on the Guided
Legacy: Restricted Beneficiary Payout Form ("Guided Legacy Form").

Upon death of the Owner during the Accumulation Phase, any death benefits payable under the contract will be applied to the specified annuity option or Extended Legacy Program option for the benefit of the Beneficiary as selected by the Owner on the Guided Legacy Form. The Beneficiary will not be able to change the option or receive a lump sum payment unless specified in the Guided Legacy Form.

INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

We have filed a pending application requesting the required exemptive relief with the Securities and Exchange Commission ("SEC") to permit the recapture of Payment Enhancements from the death benefit amount if death occurs during the first 12 months following the contract issue date as further described below. We will not recapture the Payment Enhancement if a death occurs in the first 12 months following the contract issue date until we receive such an exemptive order.

WHEN CALCULATING THE DEATH BENEFIT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND THE MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, IF THE OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO YOUR CONTRACT. WE WILL NOT DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, UPON A SPOUSAL CONTINUATION IF THE ORIGINAL OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO THE CONTRACT. HOWEVER, IF THE CONTINUING SPOUSE'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING ALLOCATED TO THE CONTRACT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, WHEN CALCULATING THE DEATH BENEFIT PAYABLE TO THE CONTINUING SPOUSE'S BENEFICIARY.

DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments including the Payment Enhancement, if applicable, received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments including the Payment Enhancement, if applicable, received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit. However, if the Continuing Spouse is age 81 or older on the date of continuation, the Maximum Anniversary Value death benefit will automatically terminate.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution based on the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.90% of the average daily ending net asset value allocated to the Variable Portfolios for contract years 1-9 reducing to 1.30% after the 9th contract anniversary. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE SCHEDULE:


-------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE
PAYMENT
 RECEIPT           1      2      3      4      5      6      7      8      9     10+
-------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE            9%     9%     8%     8%     7%     6%     5%     4%     3%     0%
-------------------------------------------------------------------------------------



PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of the Franklin Templeton Variable Insurance Products Trust and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be assessed as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE



----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).



The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX
B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.35% to 7.50% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             PAYMENTS IN CONNECTION
                        WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.35% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2010 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?


You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a

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result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.



If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.



PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT FEATURES.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.


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ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE TAX CODE, TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE IRS AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k) or

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

governmental 457(b) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued after October 21, 1988 by the same company to the same policyholder during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions from 403(b), 401(k), and governmental 457(b) plans, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plan accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;


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

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Generally, withdrawals can only be made when an
Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future

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

issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


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TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could in the future take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY


SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6121. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.


For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its principal place of business is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.



Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), an affiliate of US Life, merged with and into US Life ("Merger"). Before the Merger, contracts in New York were issued by First SunAmerica. Upon the Merger, all contractual obligations of First SunAmerica became obligations of US Life.



The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The Merger also did not result in any adverse tax consequences for any contract Owners.



Until we update all the forms to reflect the First SunAmerica merger into US Life, we may provide you with forms, statements or reports that still reflect First SunAmerica as the issuer. You may also contact US Life, the issuer of the contract in New York. You can contact US Life at its Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862.


OWNERSHIP STRUCTURE OF THE COMPANY


SunAmerica Annuity and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.


AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange, as well as the stock exchanges in Ireland and Tokyo.

On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C shares were entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the Federal Reserve Bank of New York ("NY Fed") approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functioned as a $2 billion commitment to provide funding that AIG would have the discretion and option to use). In the Recapitalization, the Treasury Department became a majority shareholder of AIG Common Stock. On May 27, 2011, AIG and the Treasury Department completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Treasury Department sold 200 million shares of AIG Common Stock. As a result, the Series G drawdown right was terminated, the Series G Preferred Stock was cancelled and the Treasury Department ownership was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering. These transactions do not alter our obligations to you.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. Additionally, American International Group-related news may also have an impact on the Company's operations.

The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.


Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.


These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.


THE GENERAL ACCOUNT



Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.



The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and AIG are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS




There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against SunAmerica Annuity and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity and US Life, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of SunAmerica Annuity and US Life.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  The United States Life Insurance Company in the City of New York Financial
     Statements (for New York contracts only)
  SunAmerica Annuity and Life Assurance
     Company Financial Statements (for non-
     New York contracts)
  First SunAmerica Life Insurance Company
     Financial Statements (for New York
     contracts only)
  American International Group, Inc.
     Financial Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, whether optional living benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


The term "Continuation Net Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment.


The term "Continuation Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used if an optional living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The Company will not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Purchase Payments are received on or after the Continuing Spouse's 86th birthday.

WE WILL NOT DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, UPON A SPOUSAL CONTINUATION IF THE ORIGINAL OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO THE CONTRACT. HOWEVER, IF THE CONTINUING SPOUSE'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING ALLOCATED TO THE CONTRACT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, WHEN CALCULATING THE DEATH BENEFIT PAYABLE TO THE CONTINUING SPOUSE'S BENEFICIARY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Optional Living Benefits, described above.

STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF AN OPTIONAL LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments including any Payment Enhancement, if applicable, received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:


               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or


               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments, including any Payment Enhancement, if applicable, received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE
            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.



------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------




* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).



The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.



The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:



INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX  20)]



You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE


ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:



--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------



* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.


IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:



--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------




IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).


IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).


IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.


After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX, If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of these living benefit features. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.



The examples below assume election of SunAmerica Income Plus Income Option 1 (one Covered Person).



EXAMPLE 1: INITIAL VALUES



The values shown below are based on the following assumptions:





     - Benefit Effective Date = contract issue date



     - Initial Purchase Payment = $100,000



     - Covered Person = Owner age 67 on the Benefit Effective Date



     - Income Option 1 Maximum Annual Withdrawal Percentage = 6%



-----------------------------------------------------------------------------------------------------
                                                                                            MAXIMUM
                                   ELIGIBLE                                   INCOME        ANNUAL
                                   PURCHASE      CONTRACT       INCOME        CREDIT      WITHDRAWAL
          VALUES AS OF             PAYMENTS        VALUE         BASE          BASE         AMOUNT
-----------------------------------------------------------------------------------------------------
     Benefit Effective Date        $100,000      $100,000      $100,000      $100,000       $6,000
-----------------------------------------------------------------------------------------------------




     - Income Base = Initial Purchase Payment = $100,000



     - Income Credit Base = Initial Purchase Payment = $100,000



     - Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage



          $100,000 x 6% = $6,000



EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES



The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:



     - Subsequent Purchase Payment invested in the first contract year =
       $150,000



     - Subsequent Purchase Payment invested in the second contract year =
       $275,000



     - Subsequent Purchase Payment invested in the third contract year = $10,000



     - No withdrawals taken in the first 3 contract years



     - Contract values as shown below:



----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                              ELIGIBLE     INELIGIBLE                                  INCOME                      ANNUAL
                              PURCHASE      PURCHASE      CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
        VALUES AS OF          PAYMENTS      PAYMENTS        VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
  Benefit Effective Date      $100,000         $0         $100,000      $100,000      $100,000         --          $6,000
----------------------------------------------------------------------------------------------------------------------------
          Year 1              $150,000         $0         $245,000      $250,000      $250,000         --          $15,000
----------------------------------------------------------------------------------------------------------------------------
      1st Anniversary            --            --         $270,000      $270,000      $270,000       $15,000       $16,200
----------------------------------------------------------------------------------------------------------------------------
          Year 2              $250,000       $25,000      $545,000      $520,000      $520,000         --          $31,200
----------------------------------------------------------------------------------------------------------------------------
      2nd Anniversary            --            --         $555,000      $555,000      $555,000       $31,200       $33,300
----------------------------------------------------------------------------------------------------------------------------
          Year 3                 $0          $10,000      $565,000      $555,000      $555,000         --          $33,300
----------------------------------------------------------------------------------------------------------------------------
      3rd Anniversary            --            --         $590,000      $590,000      $590,000       $33,300       $35,400
----------------------------------------------------------------------------------------------------------------------------




     Eligible Purchase Payments



       - First contract year = $250,000 ($100,000 + $150,000 = $250,000)



       - Second contract year = $250,000 (second year Purchase Payments are capped at 100% of Purchase Payments received in contract year 1)

     Ineligible Purchase Payments



       - Second contract year = $25,000 ($275,000 - $250,000 = $25,000)



       - Third contract year = $10,000 (Purchase Payments received after the second contract year are ineligible)



The values of the feature are impacted by adding subsequent Purchase Payments as follows:



     - The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Eligible Purchase Payment is received.



       - In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to $15,000
         ($250,000 x 6%).



       - In year 2, the Income Base and Income Credit Base were increased to $520,000 ($270,000 + $250,000); and the MAWA was increased to $31,200
         ($520,000 x 6%).



       - In year 3, the Income Base and Income Credit Base remained the same at $555,000 ($555,000 + $0); and the MAWA remained the same at $33,300
         ($555,000 x 6%).



The values of the feature are impacted by attaining highest Anniversary Values as follows:



     - The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the contract value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the value of the Income Base.



       - On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000);
         and the MAWA was increased to $16,200 ($270,000 x 6%).



       - On the 2nd anniversary, the Income Base and Income Credit Base were increased to $555,000 ($555,000 is greater than $520,000 + $31,200);
         and the MAWA was increased to $33,300 ($555,000 x 6%).



       - On the 3rd anniversary, the Income Base and Income Credit Base were increased to $590,000 ($590,000 is greater than $555,000 + $33,300);
         and the MAWA was increased to $35,400 ($590,000 x 6%).



EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)



The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:



     - Withdrawals of 5% of Income Base taken in the fourth and fifth contract year



     - Contract values as shown below



----------------------------------------------------------------------------------------------------------------
                                                                                                       MAXIMUM
                                                                           INCOME                      ANNUAL
                               WITHDRAWAL     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
         VALUES AS OF             TAKEN         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------
       3rd Anniversary             --         $590,000      $590,000      $590,000       $33,300       $35,400
----------------------------------------------------------------------------------------------------------------
           Year 4                $29,500      $560,500      $590,000      $590,000         --          $35,400
----------------------------------------------------------------------------------------------------------------
       4th Anniversary             --         $561,500      $595,900      $590,000       $5,900        $35,754
----------------------------------------------------------------------------------------------------------------
           Year 5                $29,795      $531,705      $595,900      $590,000         --          $35,754
----------------------------------------------------------------------------------------------------------------
       5th Anniversary             --         $530,000      $601,800      $590,000       $5,900        $36,108
----------------------------------------------------------------------------------------------------------------




     - In year 4, $29,500 was withdrawn ($590,000 x 5%)



     - In year 5, $29,795 was withdrawn ($595,900 x 5%)



The values of the feature are impacted by withdrawals taken as follows:



     - The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount (MAWA)



       - In year 4, $29,500 was withdrawn and is less than the MAWA of $35,400



       - In year 5, $29,795 was withdrawn and is less than the MAWA of $35,754

     - The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries was reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)



Income Credit = $5,900 ($590,000 Income Credit Base x 1% Income Credit
                                   Percentage)



NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).



EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)



The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:



     - Withdrawals of 8% of Income Base taken in the sixth and seventh contract year



     - Contract values as shown below



----------------------------------------------------------------------------------------------------------------
                                                                                                       MAXIMUM
                                                                           INCOME                      ANNUAL
                               WITHDRAWAL     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
         VALUES AS OF             TAKEN         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------
       5th Anniversary             --         $530,000      $601,800      $590,000       $5,900        $36,108
----------------------------------------------------------------------------------------------------------------
           Year 6                $48,144      $481,856      $587,116      $575,604         --          $35,227
----------------------------------------------------------------------------------------------------------------
       6th Anniversary             --         $490,000      $587,116      $575,604         $0          $35,227
----------------------------------------------------------------------------------------------------------------
           Year 7                $46,969      $443,031      $571,968      $560,753         --          $34,318
----------------------------------------------------------------------------------------------------------------
       7th Anniversary             --         $450,000      $571,968      $560,753         $0          $34,318
----------------------------------------------------------------------------------------------------------------




The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:



     - The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA



       - In year 6, the reduction proportion is 2.44% ([$48,144 - $36,108] / [$530,000 - $36,108]); the reduced Income Base is $587,116 ($601,800 x
         [1 - 2.44%]); and the reduced Income Credit Base is $575,604 ($590,000 x [1 - 2.44%]).



       - In year 7, the reduction proportion is 2.58% ([$46,969 - $35,227] / [$490,000 - $35,227]); the reduced Income Base is $571,968 ($587,116 x
         [1 - 2.58%]); and the reduced Income Credit Base is $560,753 ($575,604 x [1 - 2.58%]).



     - The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.



     - The MAWA is recalculated based on the reduced Income Base.



EXAMPLE 5: PROTECTED INCOME PAYMENT



The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:



     - Contract value as shown below and reduced to $0 in Year 11 due to market conditions



     - No withdrawals taken after the seventh contract year



----------------------------------------------------------------------------------------------------------------
                                                                                         MAXIMUM
                                                             INCOME                      ANNUAL       PROTECTED
                                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL      INCOME
         VALUES AS OF             VALUE         BASE          BASE         CREDIT        AMOUNT        PAYMENT
----------------------------------------------------------------------------------------------------------------
       7th Anniversary          $450,000      $571,968      $560,753         $0          $34,318         --
----------------------------------------------------------------------------------------------------------------
       8th Anniversary          $250,000      $605,613      $560,753       $33,645       $36,337         --
----------------------------------------------------------------------------------------------------------------
       9th Anniversary          $150,000      $639,258      $560,753       $33,645       $38,355         --
----------------------------------------------------------------------------------------------------------------
      10th Anniversary           $50,000      $672,903      $560,753       $33,645       $40,374         --
----------------------------------------------------------------------------------------------------------------
           Year 11                 $0         $672,903      $560,753       $33,645       $40,374         --
----------------------------------------------------------------------------------------------------------------
      11th Anniversary             $0         $672,903      $560,753       $33,645       $40,374       $26,916
----------------------------------------------------------------------------------------------------------------




     - The Protected Income Payment of $26,916 ($672,903 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      New York
                           Variable Portfolios only.                  Oregon
                                                                      Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Annuity Date              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 Annuity Date              You may begin the Income Phase any time    New York
                           13 or more months after contract issue.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 65 or older on the          Arizona
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 60 or older on the          California
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 64 and under on the         Florida
                           contract issue date, the Free Look
                           period is 14 days and if you are age 65
                           and older on the contract issue date,
                           the Free Look period is 21 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 20 days.           Idaho
                                                                      North Dakota
                                                                      Rhode Island
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look amount is calculated as      New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
-------------------------------------------------------------------- ----------------
 Minimum Contract Value    The minimum remaining contract value       Texas
                           after a partial withdrawal must be
                           $2,000.
-------------------------------------------------------------------- ----------------
 Payment Enhancement       The minimum rate is 1%.                    Washington
 Rate
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Washington
 Limit                     later of one year after contract issue
                           or the Owner's 61st birthday.
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder                                                              Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         The Withdrawal Charge Schedule is as       Iowa
                           follows:                                   Kentucky
                           9%, 8%, 7%, 6%, 5%, 4%, 3%, 2%, 1%, 0%     Maryland
                                                                      Minnesota
                                                                      Mississippi
                                                                      Ohio
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         The Withdrawal Charge Schedule is as       Oklahoma
                           follows:
                           8.5%, 8%, 7.5%, 6.5%, 5.5%, 4.5%, 4%,
                           3%, 2%, 0%
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         10% free withdrawal in a full surrender    Washington
                           and the Withdrawal Charge Schedule is as
                           follows: 9%, 8%, 7%, 6%, 5%, 4%, 3%, 2%,
                           1%, 0%
-------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO


                                JANUARY 23, 2012

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


None of the Living Benefits described below are currently being offered.



TABLE OF CONTENTS



SunAmerica Income Plus.....................................................  E-2
SunAmerica Income Plus Fees................................................  E-3
SunAmerica Income Builder..................................................  E-2
SunAmerica Income Builder Fees.............................................  E-3




SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER



If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:



Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:



     ELIGIBLE PURCHASE PAYMENTS



     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, Continuation Contributions, if any, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.





----------------------------------------
                             SUBSEQUENT
                              CONTRACT
    FIRST CONTRACT YEAR         YEARS
----------------------------------------
 100% of Purchase Payments  Purchase
 Received                   Payments
                            received in
                            contract
                            years 2-5,
                            capped at
                            200% of
                            Purchase
                            Payments
                            received in
                            the first
                            contract
                            year
----------------------------------------




     INVESTMENT REQUIREMENTS



     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER? " below.




Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR? " the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:



SUNAMERICA INCOME PLUS



----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------




SUNAMERICA INCOME BUILDER



----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------




     * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



    ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.



   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER? " the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:



Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?



Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.



Your Flexible Allocation must comply with the investment requirements in one of four ways.



FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------




FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT               AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital Growth
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------




* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER? " the fee for

SunAmerica Income Plus or SunAmerica Income Builder is as follows:



What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?



The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:





----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).



The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.



If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Please forward a copy (without charge) of the Polaris Advantage II Variable
  Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                    ISSUED BY

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

                     POLARIS ADVANTAGE II VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated January 23, 2012, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                January 23, 2012

                                TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
Separate Account and the Company.................................    3

General Account..................................................    4

Master-Feeder Structure..........................................    5

Information Regarding the Use of the Volatility Index ("VIX")....    6

Performance Data ................................................    7

Annuity Income Payments..........................................   10

Annuity Unit Values..............................................   10

Taxes............................................................   13

Broker-Dealer Firms Receiving Revenue Sharing Payments...........   23

Distribution of Contracts........................................   24

Financial Statements

   Separate Account Financial Statements.........................   24

   SunAmerica Annuity and Life Assurance Company
      Financial Statements.......................................   24

   American International Group, Inc. Financial Information......   24

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------

Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Anchor National was incorporated in the State of California on April 12, 1965. Anchor National redomesticated to the State of Arizona on January 1, 1996. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance (the "Company"). These were name changes only and did not affect the substance of any contract.

     The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance charges and fees.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                             MASTER-FEEDER STRUCTURE
                             -----------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp.

("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

     SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and
     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")
          -------------------------------------------------------------

This variable annuity is not sponsored, endorsed, sold or promoted by Standard
& Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.

                                PERFORMANCE DATA
                                ----------------

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV - SV - CMF)/(SV)

where:
        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

        Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

        Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        P (1 + T) TO THE POWER OF n = ERV

where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years
        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)


The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODEL PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date (on or about May 1). The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------


INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity Income Payment. The number of Annuity Units determined for the first variable annuity Income Payment remains constant for the second and subsequent monthly variable annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity Income Payment date is $13.327695.


     P's first variable annuity Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity income payments factors for each $1,000 of applied contract value, P's first variable annuity Income Payment is determined by multiplying the factor of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $5.21 x ($116,412.31/$1,000) = $606.51


     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:


              Annuity Units = $606.51/$13.256932 = 45.750404


     P's second variable annuity Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:


              Second Payment = 45.750404 x $13.327695 = $609.75


     The third and subsequent variable annuity Income Payments are computed in a manner similar to the second variable annuity Income Payment.

     Note that the amount of the first variable annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity Income Payments.

                                     TAXES
                                     -----

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2011 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2011 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2011 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2011 of less than $90,000, your contribution may be fully deductible; if your income is between $90,000 and $110,000, your contribution may be partially deductible and if your income is $110,000 or more, your contribution may not be deductible. If you are single and your income in 2011 is less than $56,000, your contribution may be fully deductible; if your income is between $56,000 and $66,000, your contribution may be partially deductible and if your income is $66,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2011 is between $169,000 and $179,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2011 is less than:
$169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $107,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2010, from SunAmerica Annuity and Life Assurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
ING Financial Partners, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                  MARKETING EXPENSE PAYMENTS TO AMERICAN FUNDS

Pursuant to an agreement between the Company, Capital Research and Management Company and American Funds Distributors, Inc. ("AFD"), the Company will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of Purchase Payments invested in Underlying Funds of American Funds Insurance Series. This expense is not paid directly by contract Owners.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


The following financial statements of Variable Separate Account and consolidated financial statements of SunAmerica Annuity and Life Assurance Company are incorporated by reference to Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-172003 and 811-03859, filed on April 27, 2011, Accession No.
0000950123-11-040077:

Variable Separate Account Financial Statements:
     -    Report of Independent Registered Public Accounting Firm
     -    Statements of Assets and Liabilities as of December 31, 2010
     - Schedules of Portfolio Investments as of December 31, 2010, except as indicated
     - Statements of Operations for the year ended December 31, 2010, except as indicated
     - Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009, except as indicated
     -    Notes to Financial Statements

SunAmerica Annuity and Life Assurance Company Financial Statements:
     -    Report of Independent Registered Public Accounting Firm
     -    Consolidated Balance Sheets as of December 31, 2010 and 2009
          (restated)
     -    Consolidated Statements of Income (Loss) and Comprehensive Income
          (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
     - Consolidated Statements of Shareholder's Equity for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
     - Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
     -    Notes to Consolidated Financial Statements

Consolidated financial statements of SunAmerica Annuity and Life Assurance Company at September 30, 2011 (unaudited) and December 31, 2010, and for the nine months ended September 30, 2011 (unaudited), and financial statements for Variable Separate Account at September 30, 2011 (unaudited) and for the nine months ended September 30, 2011 (unaudited), are included herein.


The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.


The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

            AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION
            --------------------------------------------------------

On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). The CMA replaces the Support Agreement which was terminated by American International Group, Inc. in accordance with its terms on April 24, 2011.


The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, have been so incorporated in reliance upon the report (which contains explanatory paragraphs, referencing (i) the completion of a series of transactions to recapitalize AIG with the Department of the Treasury, the Federal Reserve Bank of New York and the AIG Credit Facility Trust on January 14, 2011 and (ii) the exclusion of Fuji Fire & Marine Insurance Company from the audit of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


American International Group, Inc. does not underwrite any insurance policy referenced herein.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS


                                                                                            Page
                                                                                          Number(s)
                                                                                          ---------

 Consolidated Balance Sheets (Unaudited) -- September 30, 2011 and December 31, 2010       1 to 2

 Consolidated Statements of Income (Loss) (Unaudited) --
  Nine Months Ended September 30, 2011 and 2010                                              3

 Consolidated Statements of Comprehensive Income (Loss) (Unaudited) --
  Nine Months Ended September 30, 2011 and 2010                                              4

 Consolidated Statements of Shareholder's Equity (Unaudited) -- Nine Months Ended
  September 30, 2011 and 2010                                                                5

 Consolidated Statements of Cash Flows (Unaudited) -- Nine Months Ended
  September 30, 2011 and 2010                                                              6 to 7

 Notes to Consolidated Financial Statements                                                8 to 12


                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                                   (Unaudited)


                                                                         September 30,  December 31,
                                                                            2011            2010
                                                                         -------------  ------------
                                                                               (In millions)
ASSETS:
Investments:
 Fixed maturity securities, available for sale, at fair value            $       3,504  $      2,620
   (amortized cost:  September 30, 2011 - $3,405; December 31, 2010 -
   $2,575)
   Fixed maturity securities, trading, at fair value                                20            19
   Hybrid securities, trading, at fair value                                        12           ---
   Mortgage and other loans receivable, (net of allowance:  September
     30, 2011 - $14; December 31, 2010 - $21)                                      404           395
   Policy loans                                                                    107           116
   Mutual funds                                                                      1             1
   Partnerships                                                                    206           194
   Derivative assets, at fair value                                                201           131
   Short-term investments (portion measured at fair value:  September
     30, 2011 - $446; December 31, 2010 - $491)                                    445           706
                                                                         -------------  ------------
Total investments                                                                4,900         4,182

Cash                                                                               209            76
Accrued investment income                                                           41            37
Income taxes receivable from Parent                                                ---            38
Deferred policy acquisition costs                                                  540           612
Deferred sales inducements                                                          93           108
Deferred tax asset                                                                 144             7
Amounts due from related parties                                                    12            16
Receivable from brokers                                                            ---             1
Other assets                                                                        90            84
Separate account assets, at fair value                                          19,689        22,685
                                                                         -------------  ------------
TOTAL ASSETS                                                             $      25,718  $     27,846
                                                                         =============  ============


          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)
                                   (Unaudited)


                                                                        September 30,    December 31,
                                                                             2011             2010
                                                                        -------------    ------------
                                                                                 (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
Policyholder contract deposits                                          $       4,742    $      3,649
Future policy benefits                                                            463             379
Income taxes payable to parent                                                     47             ---
Payable to brokers                                                                 31               3
Derivative liabilities, at fair value                                               2             ---
Other liabilities                                                                 195             220
Separate account liabilities                                                   19,689          22,685
                                                                        -------------    ------------
TOTAL LIABILITIES                                                              25,169          26,936
                                                                        -------------    ------------

SHAREHOLDER'S EQUITY:
Common stock, $1,000 par value, 4,000 shares authorized, 3,511
  shares issued and outstanding                                                     4               4
Additional paid-in capital                                                      1,249           1,245
Accumulated deficit                                                              (768)           (372)
Accumulated other comprehensive income (loss)                                      64              33
                                                                        -------------    ------------
TOTAL SHAREHOLDER'S EQUITY                                                        549             910
                                                                        -------------    ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                              $      25,718    $     27,846
                                                                        =============    ============

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                                   (Unaudited)

                                                                          For the nine months ended
                                                                                  September 30,
                                                                        -----------------------------
                                                                              2011            2010
                                                                        -------------    ------------
                                                                                  (In millions)
REVENUES:
   Fee income:
      Variable annuity fees, net of reinsurance                         $         389    $        346
      Asset management fees                                                        31              30
      Universal life insurance policy fees, net of reinsurance                     18              19
      Surrender charges                                                            11              12
      Other fees                                                                   10               9
                                                                        -------------    ------------
   Total fee income                                                               459             416
   Net investment income                                                          159             149
   Net realized investment gains (losses):
      Total other-than-temporary impairment losses on available
        for sale securities                                                       (18)            (46)
      Portion of impairment losses on fixed maturities, available
        for sale recognized in other comprehensive income (loss)                    4              (1)
                                                                        -------------    ------------
      Net other-than-temporary impairments on available for sale
        fixed maturity securities recognized in net income (loss)                 (14)            (47)
      Other realized investment gains (losses)                                   (356)           (515)
                                                                        -------------    ------------
   Total net realized investment gain (loss)                                     (370)           (562)
                                                                        -------------    ------------
TOTAL REVENUES                                                                    248               3
                                                                        -------------    ------------

BENEFITS AND EXPENSES:
   Interest credited on policyholder contract deposits                             98              96
   Amortization of deferred sales inducements                                      37              (7)
   Policyholder benefits                                                          140              38
   Amortization of deferred policy acquisition costs                              232               1
   General and administrative expenses, net of deferrals                          104             117
   Commissions, net of deferrals                                                   74              65
                                                                        -------------    ------------
TOTAL BENEFITS AND EXPENSES                                                       685             310
                                                                        -------------    ------------

INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                                (437)           (307)

INCOME TAX EXPENSE (BENEFIT)                                                      (41)           (128)
                                                                        -------------    ------------

NET INCOME (LOSS)                                                       $        (396)   $       (179)
                                                                        =============    ============

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                                   (Unaudited)


                                                                          For the nine months ended
                                                                                  September 30,
                                                                        -----------------------------
                                                                             2011            2010
                                                                        -------------    ------------
                                                                                 (In millions)
NET INCOME (LOSS)                                                       $        (396)   $       (179)

OTHER COMPREHENSIVE INCOME (LOSS):

    Net unrealized gain (loss) of fixed maturity investments on
      which other-than-temporary credit impairments were taken                   (328)            207
    Deferred income tax benefit (expense) on above changes                        118             (74)

    Reclassification adjustment for net realized losses
      included in net income (loss)                                               381              (6)
    Deferred income tax benefit (expense) on above changes                       (137)              2

    Adjustment to deferred policy acquisition costs and
      deferred sales inducements                                                   (5)            ---
    Deferred income tax benefit on above changes                                    2             ---
                                                                        -------------    ------------

OTHER COMPREHENSIVE INCOME (LOSS)                                                  31             129
                                                                        -------------    ------------
COMPREHENSIVE INCOME (LOSS)                                             $        (365)   $        (50)
                                                                        =============    ============


          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                                   (Unaudited)


                                                                             For the nine months
                                                                                 September 30,
                                                                        -----------------------------
                                                                            2011            2010
                                                                        -------------    ------------
                                                                                (In millions)
COMMON STOCK:
   Balance at beginning and end of year                                 $           4    $          4
                                                                        -------------    ------------
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                                 1,245           1,224
     Capital contribution from Parent                                               4              20
                                                                        -------------    ------------
   Balance at end of year                                                       1,249           1,244
                                                                        -------------    ------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year                                                  (372)           (461)
     Net income (loss)                                                           (396)           (179)
                                                                        -------------    ------------
   Balance at end of year                                                        (768)           (640)
                                                                        -------------    ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):

   Balance at beginning of year                                                    33             (71)
     Other comprehensive income (loss)                                             31             129
                                                                        -------------    ------------
   Balance at end of year                                                          64              58
                                                                        -------------    ------------

TOTAL SHAREHOLDER'S EQUITY                                              $         549   $         666
                                                                        =============    ============

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Unaudited)

                                                                          For the nine months ended
                                                                                 September 30,
                                                                        -----------------------------
                                                                             2011            2010
                                                                        -------------    ------------
                                                                                (In millions)
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)                                                       $       (396)    $       (179)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH
    PROVIDED BY OPERATING ACTIVITIES:
   Interest credited on policyholder contract deposits                             98              96
   Net realized investment (gain) loss                                            370             562
   Amortization of deferred policy acquisition costs                              232               1
   Amortization of deferred sales inducements                                      37              (7)
   Net (increase) decrease in partnerships attributable to equity
     accounting                                                                   (11)            (15)
   Net unrealized (gain) loss on fixed maturity securities, trading               ---              (7)
   Accretion of net discount on investments                                       (15)             (6)
   Deferral of acquisition costs                                                 (175)           (118)
   Provision for deferred income taxes (benefit)                                 (154)           (134)
   Capitalized interest                                                            (6)             (6)
   Change in:
     Accrued investment income                                                     (3)             (1)
     Income taxes receivable from/payable to Parent                                86              (5)
     Other assets                                                                  (6)              2
     Due from/to related parties                                                    4             (29)
     Future policy benefits                                                        84             (30)
     Other liabilities                                                            (25)            (21)
     Other, net                                                                     1              (6)
                                                                        -------------    ------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                                      121              97
                                                                        -------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of:
   Fixed maturity securities                                                   (1,238)           (642)
   Mortgage and other loans receivable                                            (35)             (4)
   Derivatives                                                                   (120)            (90)
   Other investments, excluding short-term investments                            (13)             --
Sales of:
   Fixed maturity securities                                                      211              31
   Equity securities                                                               --               1
   Partnerships                                                                    --               1
   Derivatives                                                                    436             184
   Other investments, excluding short-term investments                             --              18
Redemptions and maturities of:
   Fixed maturity securities                                                      232             160
   Mortgage and other loans receivable                                             31               5
Policy loans issued                                                                (4)             (7)
Payments received on policy loans                                                  18              22
Net change in short-term investments                                              261             114
                                                                        -------------    ------------
   NET CASH USED IN INVESTING ACTIVITIES                                $        (221)   $       (207)
                                                                        -------------    ------------

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)
                                   (Unaudited)

                                                                             For the nine months ended
                                                                                    September 30,
                                                                         ----------------------------------
                                                                               2011               2010
                                                                         --------------      --------------
                                                                                   (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                            $          874      $          605
Net exchanges from the fixed accounts of variable
   annuity contracts                                                               (226)                (89)
Policyholder account withdrawals                                                   (265)               (255)
Claims and annuity payments, net of reinsurance, on policyholder
   contracts                                                                       (150)               (140)
Capital contribution                                                                 --                  32
                                                                         --------------      --------------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                                        233                 153
                                                                         --------------      --------------
INCREASE IN CASH                                                                    133                  43
CASH AT BEGINNING OF PERIOD                                                          76                  62
                                                                         --------------      --------------
CASH AT END OF PERIOD                                                    $          209      $          105
                                                                         ==============      ==============

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid to Parent                                              $          (28)     $          (11)
                                                                         ==============      ==============
Non-cash activity:
   Bonus interest and other deferrals credited to policyholder
     contract deposits                                                   $           13      $           10
                                                                         ==============      ==============
   Capital contribution of fixed and other assets and assumption of
     liabilities                                                                      4                 (11)
                                                                         ==============      ==============

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (Unaudited)

1. NATURE OF OPERATIONS

SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of SAFG Retirement Services, Inc. ("SAFGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG").

These unaudited condensed consolidated financial statements do not include certain financial information required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2010. In the opinion of management, these consolidated financial statements contain the normal recurring adjustments necessary for a fair statement of the results presented herein. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 ACCOUNTING CHANGES

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted.

The Company elected not to adopt the standard earlier than required and has not yet determined whether it will adopt it prospectively or retrospectively. Upon adoption, retrospective application would result in a reduction to beginning retained earnings for the earliest period presented, while prospective application would result in higher amortization expense being recognized in the period of adoption and future periods relative to the retrospective method. The accounting standard update will result in a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts because the Company will only defer costs that are incremental and directly related to the successful acquisition of new or renewal business.

The Company is currently assessing the effect of adoption of this new standard on its consolidated financial condition and results of operations. If this standard is adopted retrospectively on January 1, 2012, the range of the pre-tax effect of the reduction of deferred acquisition costs is expected to be between $110 million and $121 million.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                   (Unaudited)

2.1 ACCOUNTING CHANGES (CONTINUED)

COMMON FAIR VALUE MEASUREMENTS AND DISCLOSURE REQUIREMENTS IN GAAP AND IFRS

In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with International Financial Reporting Standards ("IFRS"). Consequently, when the new standard becomes effective on January 1, 2012, GAAP and IFRS will be consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments measured on a net asset value basis and certain disclosure requirements.

The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

The new standard is effective for the Company for interim and annual periods beginning on January 1, 2012. If different fair value measurements result from applying the new standard, the Company will recognize the difference in the period of adoption as a change in estimate. The new disclosure requirements must be applied prospectively. In the period of adoption, the Company will disclose any changes in valuation techniques and related inputs resulting from application of the amendments and quantify the total effect, if material. The Company is assessing the effect of the new standard on its consolidated statements of financial condition, results of operations and cash flows.

PRESENTATION OF COMPREHENSIVE INCOME

In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation is effective January 1, 2012 and is required to be applied retrospectively. The new standard will not have a material effect on the Company's consolidated statements of financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

FAIR VALUE MEASUREMENTS AND DISCLOSURES

In January 2010, the FASB issued updated guidance that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This new guidance was effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which were effective for the Company beginning on January 1, 2011.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.1 ACCOUNTING CHANGES (CONTINUED)

A CREDITOR'S DETERMINATION OF WHETHER A RESTRUCTURING IS A TROUBLED DEBT RESTRUCTURING

In April 2011, the FASB issued an accounting standard update that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring ("TDR") and requires additional disclosures about a creditor's TDR activities. The new standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a TDR: (i) whether the creditor has granted a concession and
(ii) whether the debtor is experiencing financial difficulties. The new standard is effective for the Company for interim and annual periods beginning on July 1, 2011. The Company is required to apply the guidance in the accounting standard retrospectively for all modifications and restructuring activities that have occurred since January 1, 2011. For receivables that are considered newly impaired under the guidance, the Company is required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must begin providing the disclosures about troubled debt restructuring activities in the period of adoption. The adoption of this new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

3. INVESTMENTS

TROUBLED DEBT RESTRUCTURINGS

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a TDR. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

As of September 30, 2011, there were no significant loans held by the Company that had been modified in a TDR.

4. COMMITMENTS AND CONTINGENT LIABILITIES

As of September 30, 2011, the Company has two agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "short-term securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. Additionally, the Company guarantees the payment of these securities upon redemption. One of these commitments is scheduled to expire on December 1, 2012, and the other commitment is scheduled to expire on October 1, 2022. The outstanding commitments may be extended beyond their stated maturities. Related to each of these agreements are participation agreements with the Parent under which the Parent shares in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

In September and October 2008, the Company purchased all of the short-term securities then outstanding pursuant to its obligations under the above-referenced liquidity support agreements. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. The short-term securities have a current estimated market value of $16.5 million at September 30, 2011 and the Company has not re-marketed any of these short-term securities.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value per share. The Fund's market value NAV was negatively impacted by a loss on an asset backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. During 2010, SAAMCo has made payments of $1.1 million for such capital contributions. The Company recorded a contingent liability of $1.2 million for expected future capital contributions as of September 30, 2011 and December 31, 2010, respectively. These amounts have been included in general and administrative expenses in the consolidated statements of income (loss).

All 50 states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $1.7 million and $1.2 million for these guarantee fund assessments at September 30, 2011, and December 31, 2010, respectively, which is reported within Other liabilities in the accompanying consolidated balance sheets.

The Company had $1.0 million and $1.2 million in commitments relating to mortgage loans at September 30, 2011 and December 31, 2010, respectively.

Various regulatory bodies are reviewing life insurance claims settlement practices and compliance with unclaimed property laws. In conjunction with these reviews, a practice is emerging relating to the use of information such as the Social Security Administration Death Master File ("SSADMF") as a tool to enhance an insurer's ability to identify whether insureds have potentially died, triggering the beginning of the death claims process. The Company has robust claims practices consistent with its legal requirements and historical industry standards. However, in light of this emerging practice, the Company has initiated a review using the SSADMF to assist in identifying insureds that may have died, notwithstanding that the Company has not been notified of a death. The Company believes it is not likely that these regulatory inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

5. RELATED PARTY TRANSACTIONS

5.1 EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

On May 27, 2011, AIG and the United States Department of the Treasury, as the selling shareholder, completed a registered public offering of AIG common stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Department of the Treasury sold 200 million shares of AIG common stock. AIG did not receive any of the proceeds from the sale of the shares of AIG common stock by the Department of the Treasury. As a result of the sale of AIG common stock in this offering, the ownership by the Department of the Treasury was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering.

                           VARIABLE SEPARATE ACCOUNT

                                       OF

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                               SEPTEMBER 30, 2011

                                   UNAUDITED

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2011
                                   UNAUDITED

                                    CONTENTS

Statements of Assets and Liabilities, September 30, 2011 .................... 1
Schedules of Portfolio Investments, September 30, 2011 ...................... 33
Statements of Operations, for the nine months ended September 30, 2011 ...... 35
Statements of Changes in Net Assets, for the nine months ended September 30,
    2011 .................................................................... 53
Notes to Financial Statements ............................................... 71

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)

                                                  Asset         Capital         Government                     Natural
                                               Allocation     Appreciation     and Quality        Growth      Resources
                                                Portfolio      Portfolio      Bond Portfolio    Portfolio     Portfolio
                                                (Class 1)      (Class 1)        (Class 1)       (Class 1)     (Class 1)
                                              ---------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $123,918,881   $ 262,687,608   $   136,180,044   $77,811,120   $59,767,266

Liabilities:                                             -               -                 -             -             -
                                              ---------------------------------------------------------------------------

Net assets:                                   $123,918,881   $ 262,687,608   $   136,180,044   $77,811,120   $59,767,266
                                              ===========================================================================

  Accumulation units                          $122,271,966   $ 261,488,089   $   135,374,994   $77,434,291   $59,600,704

  Contracts in payout (annuitization) period     1,646,915       1,199,519           805,050       376,829       166,562
                                              ---------------------------------------------------------------------------

     Total net assets                         $123,918,881   $ 262,687,608   $   136,180,044   $77,811,120   $59,767,266
                                              ===========================================================================

Accumulation units outstanding                   4,824,418       5,787,334         6,550,575     2,868,001     1,398,317
                                              ===========================================================================

                                                 Asset         Capital         Government                     Natural
                                               Allocation    Appreciation     and Quality        Growth      Resources
                                               Portfolio      Portfolio      Bond Portfolio    Portfolio     Portfolio
                                               (Class 2)      (Class 2)        (Class 2)       (Class 2)     (Class 2)
                                              ---------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $ 9,651,519   $  50,501,589   $    60,857,762   $24,018,244   $13,329,421

Liabilities:                                            -               -                 -             -             -
                                              ---------------------------------------------------------------------------

Net assets:                                   $ 9,651,519   $  50,501,589   $    60,857,762   $24,018,244   $13,329,421
                                              ===========================================================================

  Accumulation units                          $ 9,617,099   $  50,392,169   $    60,804,398   $24,009,019   $13,329,421


  Contracts in payout (annuitization) period       34,420         109,420            53,364         9,225             -
                                              ---------------------------------------------------------------------------

     Total net assets                         $ 9,651,519   $  50,501,589   $    60,857,762   $24,018,244   $13,329,421
                                              ===========================================================================

Accumulation units outstanding                    383,871       1,113,017         2,964,500       900,658       318,011
                                              ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                 Asset         Capital         Government                       Natural
                                               Allocation    Appreciation     and Quality        Growth        Resources
                                               Portfolio      Portfolio      Bond Portfolio     Portfolio      Portfolio
                                               (Class 3)      (Class 3)        (Class 3)        (Class 3)      (Class 3)
                                              ----------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $27,681,084   $ 354,706,601   $   583,039,965   $103,208,448   $117,809,703

Liabilities:                                            -               -                 -              -              -
                                              ----------------------------------------------------------------------------

Net assets:                                   $27,681,084   $ 354,706,601   $   583,039,965   $103,208,448   $117,809,703
                                              ============================================================================

  Accumulation units                          $27,538,709   $ 354,655,703   $   582,889,964   $103,179,930   $117,796,998

  Contracts in payout (annuitization) period      142,375          50,898           150,001         28,518         12,705
                                              ----------------------------------------------------------------------------

     Total net assets                         $27,681,084   $ 354,706,601   $   583,039,965   $103,208,448   $117,809,703
                                              ============================================================================

Accumulation units outstanding                  1,340,651      11,450,189        31,689,101      4,383,557      4,070,112
                                              ============================================================================

                                               Aggressive     Alliance                    Blue Chip     Capital
                                                 Growth        Growth        Balanced      Growth       Growth
                                               Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                               (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                              -------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $23,249,379   $149,502,363   $43,734,385   $6,573,991   $5,153,023

Liabilities:                                            -              -             -            -            -
                                              -------------------------------------------------------------------

Net assets:                                   $23,249,379   $149,502,363   $43,734,385   $6,573,991   $5,153,023
                                              ===================================================================

  Accumulation units                          $22,977,682   $148,639,309   $43,444,415   $6,558,023   $5,118,964

  Contracts in payout (annuitization) period      271,697        863,054       289,970       15,968       34,059
                                              -------------------------------------------------------------------

     Total net assets                         $23,249,379   $149,502,363   $43,734,385   $6,573,991   $5,153,023
                                              ===================================================================

Accumulation units outstanding                  2,076,637      5,266,898     2,825,170    1,177,723      773,982
                                              ===================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                  Cash        Corporate          Davis          "Dogs" of      Emerging
                                               Management       Bond            Venture        Wall Street     Markets
                                               Portfolio      Portfolio     Value Portfolio     Portfolio     Portfolio
                                               (Class 1)      (Class 1)        (Class 1)        (Class 1)     (Class 1)
                                              ---------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $76,761,577   $104,508,669   $    382,360,107   $ 19,312,437   $39,721,030

Liabilities:                                            -              -                  -              -             -
                                              ---------------------------------------------------------------------------

Net assets:                                   $76,761,577   $104,508,669   $    382,360,107   $ 19,312,437   $39,721,030
                                              ===========================================================================

  Accumulation units                          $76,331,736   $103,571,996   $    380,690,981   $ 19,141,797   $39,617,501

  Contracts in payout (annuitization) period      429,841        936,673          1,669,126        170,640       103,529
                                              ---------------------------------------------------------------------------

    Total net assets                          $76,761,577   $104,508,669   $    382,360,107   $ 19,312,437   $39,721,030
                                              ===========================================================================

Accumulation units outstanding                  5,858,744      4,274,516         12,579,691      1,552,042     2,503,634
                                              ===========================================================================

                                                  Equity        Fundamental      Global        Global         Growth
                                               Opportunities      Growth          Bond        Equities     Opportunities
                                                 Portfolio       Portfolio     Portfolio     Portfolio       Portfolio
                                                 (Class 1)       (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                              ---------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $   27,340,252   $ 38,251,733   $52,503,654   $48,331,228   $   10,565,734

Liabilities:                                               -              -             -             -                -
                                              ---------------------------------------------------------------------------

Net assets:                                   $   27,340,252   $ 38,251,733   $52,503,654   $48,331,228   $   10,565,734
                                              ===========================================================================

  Accumulation units                          $   27,060,533   $ 38,014,030   $52,283,362   $48,138,605   $   10,519,719

  Contracts in payout (annuitization) period         279,719        237,703       220,292       192,623           46,015
                                              ---------------------------------------------------------------------------

    Total net assets                          $   27,340,252   $ 38,251,733   $52,503,654   $48,331,228   $   10,565,734
                                              ===========================================================================

Accumulation units outstanding                     1,652,524      2,492,356     2,212,117     2,803,862        2,023,925
                                              ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                      High-        International    International     Marsico
                     Growth-          Yield         Diversified       Growth and      Focused
                      Income          Bond            Equities         Income         Growth
                    Portfolio       Portfolio        Portfolio        Portfolio      Portfolio
                    (Class 1)       (Class 1)        (Class 1)        (Class 1)      (Class 1)
                   -----------------------------------------------------------------------------
Assets:
  Investments
  in Trusts,
  at net asset
  value            $ 126,948,960    $ 63,543,496    $ 41,233,825    $ 43,966,884    $ 13,068,035

Liabilities:                   -               -               -               -               -
                   -----------------------------------------------------------------------------

Net assets:        $ 126,948,960    $ 63,543,496    $ 41,233,825    $ 43,966,884    $ 13,068,035
                   =============================================================================

  Accumulation
  units            $ 125,953,179    $ 63,183,386    $ 40,889,416    $ 43,692,425    $ 13,048,836

  Contracts in
  payout
  (annuitization)
  period                 995,781         360,110         344,409         274,459          19,199
                   -----------------------------------------------------------------------------

     Total net
     assets        $ 126,948,960    $ 63,543,496    $ 41,233,825    $ 43,966,884    $ 13,068,035
                   =============================================================================
Accumulation
units
outstanding            5,019,109       2,935,711       3,737,193       3,872,506       1,248,956
                   =============================================================================


                        MFS             MFS
                   Massachusetts       Total           Mid-Cap          Real
                   Investors Trust     Return           Growth         Estate     Technology
                     Portfolio       Portfolio       Portfolio      Portfolio      Portfolio
                     (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)
                   --------------------------------------------------------------------------
Assets:
  Investments
  in Trusts, at
  net asset
  value            $ 47,051,882    $ 152,019,167  $ 32,269,947    $ 30,801,242    $ 8,327,509

Liabilities:                  -                -             -               -              -
                   --------------------------------------------------------------------------

Net assets:        $ 47,051,882    $ 152,019,167  $ 32,269,947    $ 30,801,242    $ 8,327,509
                   ==========================================================================

  Accumulation
  units            $ 46,864,615    $ 151,258,624  $ 32,086,544    $ 30,666,668    $ 8,303,871

  Contracts in
  payout
  (annuitization)
  period                187,267          760,543       183,403         134,574         23,638
                   --------------------------------------------------------------------------

     Total net
     assets        $ 47,051,882    $ 152,019,167  $ 32,269,947    $ 30,801,242    $ 8,327,509
                   ==========================================================================

Accumulation
units
outstanding           2,321,550        5,832,706     3,229,463       1,480,751      3,930,471
                   ==========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                    Telecom       Total Return     Aggressive      Alliance
                    Utility           Bond           Growth         Growth       Balanced
                   Portfolio       Portfolio       Portfolio      Portfolio      Portfolio
                   (Class 1)       (Class 1)       (Class 2)      (Class 2)      (Class 2)
                  ----------------------------------------------------------------------------
Assets:
  Investments
  in Trusts,
  at net asset
  value             $ 15,734,245    $ 70,749,649    $ 2,971,635    $ 21,120,869    $ 6,986,693

Liabilities:                   -               -              -               -              -
                    --------------------------------------------------------------------------

Net assets:         $ 15,734,245    $ 70,749,649    $ 2,971,635    $ 21,120,869    $ 6,986,693
                    ==========================================================================

  Accumulation
  units             $ 15,531,052    $ 70,577,371    $ 2,971,109    $ 21,114,305    $ 6,986,693

  Contracts in
  payout
  (annuitization)
  period                 203,193         172,278            526           6,564              -
                    --------------------------------------------------------------------------

     Total net
     assets         $ 15,734,245    $ 70,749,649    $ 2,971,635    $ 21,120,869    $ 6,986,693
                    ==========================================================================

Accumulation
units
outstanding            1,001,347       2,575,488        270,342         755,561        452,380
                    ==========================================================================


                                                                                   Davis
                    Blue Chip      Capital          Cash          Corporate       Venture
                     Growth         Growth         Management        Bond          Value
                    Portfolio     Portfolio       Portfolio       Portfolio      Portfolio
                   (Class 2)      (Class 2)        (Class 2)      (Class 2)      (Class 2)
                   ------------------------------------------------------------------------
Assets:
  Investments
  in Trusts,
  at net asset
  value            $ 3,012,834    $ 1,865,992   $22,901,124      $31,409,470    $61,087,577

Liabilities:                 -              -             -                -              -
                   ------------------------------------------------------------------------

Net assets:        $ 3,012,834    $ 1,865,992   $22,901,124      $31,409,470    $61,087,577
                   ========================================================================

  Accumulation
  units            $ 3,012,834    $ 1,865,992   $22,828,398      $31,358,834    $61,055,382

  Contracts in
  payout
  (annuitization)
  period                     -              -        72,726           50,636         32,195
                   ------------------------------------------------------------------------

    Total net
    assets         $ 3,012,834    $ 1,865,992   $22,901,124      $31,409,470    $61,087,577
                   ========================================================================

Accumulation
units
outstanding            554,444        285,446     1,777,316        1,308,500      2,034,150
                   ========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                     "Dogs"
                     of Wall        Emerging         Equity          Foreign     Fundamental
                     Street          Markets      Opportunities       Value        Growth
                    Portfolio       Portfolio       Portfolio       Portfolio     Portfolio
                    (Class 2)       (Class 2)       (Class 2)       (Class 2)     (Class 2)
                   -------------------------------------------------------------------------
Assets:
  Investments
  in Trusts,
  at net asset
  value            $ 6,099,043    $ 7,568,908    $ 5,267,056    $ 24,891,016    $ 2,448,266

Liabilities:                 -              -              -               -              -
                   ------------------------------------------------------------------------

Net assets:        $ 6,099,043    $ 7,568,908    $ 5,267,056    $ 24,891,016    $ 2,448,266
                   ========================================================================

  Accumulation
  units            $ 6,099,043    $ 7,568,718    $ 5,267,056    $ 24,885,964    $ 2,448,266

  Contracts in
  payout
  (annuitization)
  period                     -            190              -           5,052              -
                   ------------------------------------------------------------------------

    Total net
    assets         $ 6,099,043    $ 7,568,908    $ 5,267,056    $ 24,891,016    $ 2,448,266
                   ========================================================================

Accumulation
units
outstanding            498,966        487,482        324,371       1,766,414        162,189
                  =========================================================================


                     Global         Global           Growth         Growth-      High-Yield
                      Bond         Equities      Opportunities      Income          Bond
                    Portfolio      Portfolio       Portfolio       Portfolio     Portfolio
                    (Class 2)      (Class 2)       (Class 2)       (Class 2)     (Class 2)
                   ------------------------------------------------------------------------
Assets:
  Investments
  in Trusts,
  at net asset
  value            $ 13,229,059    $ 5,704,107  $    4,028,793    $8,182,021    $15,575,352

Liabilities:                  -              -               -             -              -
                   ------------------------------------------------------------------------

Net assets:        $ 13,229,059    $ 5,704,107  $    4,028,793    $8,182,021    $15,575,352
                   ========================================================================

  Accumulation
  units            $ 13,229,059    $ 5,671,049  $    4,028,793    $8,168,702    $15,525,132

  Contracts in
  payout
  (annuitization)
  period                      -         33,058               -        13,319         50,220
                   ------------------------------------------------------------------------

   Total net
   assets          $ 13,229,059    $ 5,704,107   $   4,028,793    $8,182,021    $15,575,352
                   ========================================================================

Accumulation
units
outstanding            565,194        335,024          784,728       326,722        734,124
                   ========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                         MFS
                   International     International     Marsico      Massachusetts        MFS
                    Diversified       Growth and       Focused        Investors         Total
                     Equities           Income          Growth          Trust           Return
                     Portfolio         Portfolio      Portfolio       Portfolio       Portfolio
                     (Class 2)         (Class 2)      (Class 2)       (Class 2)       (Class 2)
                  -----------------------------------------------------------------------------
Assets:
  Investments
  in Trusts,
  at net asset
  value           $ 19,471,988      $ 8,417,284    $ 13,400,370    $ 10,189,211    $ 47,095,178

Liabilities:                 -                -               -               -               -
                  -----------------------------------------------------------------------------

Net assets:       $ 19,471,988      $ 8,417,284    $ 13,400,370    $ 10,189,211    $ 47,095,178
                  =============================================================================

  Accumulation
  units           $ 19,465,668      $ 8,403,927    $ 13,393,819    $ 10,189,211    $ 47,074,816

  Contracts in
  payout
 (annuitization)
  period                 6,320           13,357           6,551               -          20,362
                  -----------------------------------------------------------------------------

   Total net
   assets         $ 19,471,988      $ 8,417,284    $ 13,400,370    $ 10,189,211    $ 47,095,178
                  =============================================================================

Accumulation
units
outstanding          1,795,046          749,192       1,301,372         507,707       1,823,424
                  =============================================================================

                                                  Small &
                     Mid-Cap         Real         Mid Cap                       Telecom
                      Growth        Estate         Value        Technology      Utility
                    Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                    (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                --------------------------------------------------------------------------
Assets:
  Investments
  in Trusts,
  at net asset
  value            $ 14,993,151    $ 8,931,576   $ 18,261,471    $ 2,871,663    $ 2,237,038

Liabilities:                  -              -              -              -              -
                   ------------------------------------------------------------------------

Net assets:        $ 14,993,151    $ 8,931,576   $ 18,261,471    $ 2,871,663    $ 2,237,038
                   ========================================================================

  Accumulation
  units           $ 14,986,873    $ 8,931,576   $ 18,204,201    $ 2,871,663     $ 2,236,770

  Contracts in
  payout
  (annuitization)
  period                 6,278              -         57,270              -             268
                   ------------------------------------------------------------------------

   Total net
   assets          $ 14,993,151   $ 8,931,576   $ 18,261,471    $ 2,871,663     $ 2,237,038
                   ========================================================================

Accumulation
units
outstanding           1,512,187       438,001      1,131,486      1,380,798         145,638
                   ========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                   American        American
                                                                    Funds            Funds
                     Total                                          Asset           Global
                     Return       Aggressive      Alliance        Allocation        Growth
                      Bond          Growth         Growth            SAST            SAST
                   Portfolio      Portfolio       Portfolio       Portfolio        Portfolio
                   (Class 2)      (Class 3)       (Class 3)       (Class 3)        (Class 3)
                  ------------------------------------------------------------------------------
Assets:
 Investments
 in Trusts,
 at net asset
 value            $ 20,642,697    $ 14,958,718    $ 100,077,686    $ 89,592,944    $ 307,199,223

Liabilities:                 -               -                -               -                -
                  ------------------------------------------------------------------------------

Net assets:       $ 20,642,697    $ 14,958,718    $ 100,077,686    $ 89,592,944    $ 307,199,223
                  ==============================================================================

 Accumulation
 units            $ 20,642,697    $ 14,958,718    $ 100,034,018    $ 89,592,944    $ 307,191,369

 Contracts in
 payout
 (annuitization)
 period                      -               -           43,668               -            7,854
                  ------------------------------------------------------------------------------

 Total net
 assets           $ 20,642,697    $ 14,958,718    $ 100,077,686    $ 89,592,944    $ 307,199,223
                  ==============================================================================

Accumulation
units
outstanding            765,056       1,544,231        3,895,166       9,605,088       32,494,677
                  ==============================================================================


                                      American
                  American              Funds
                    Funds              Growth-                          Blue
                   Growth              Income                           Chip         Capital
                    SAST                SAST           Balanced        Growth         Growth
                  Portfolio           Portfolio       Portfolio      Portfolio      Portfolio
                 (Class 3)            (Class 3)        (Class 3)      (Class 3)      (Class 3)
                 ------------------------------------------------------------------------------
Assets:
 Investments
 in Trusts,
 at net asset
 value             $ 211,600,024    $ 171,347,974  $ 29,878,789    $ 54,177,148    $ 41,031,748

Liabilities:                   -                -             -               -               -
                   ----------------------------------------------------------------------------

Net assets:        $ 211,600,024    $ 171,347,974  $ 29,878,789    $ 54,177,148    $ 41,031,748
                   ============================================================================

 Accumulation
 units             $ 211,600,024    $ 171,342,047  $ 29,878,215    $ 54,176,654    $ 41,021,054

 Contracts in
 payout
 (annuitization)
 period                        -            5,927           574             494          10,694
                   ----------------------------------------------------------------------------

 Total net
 assets            $ 211,600,024    $ 171,347,974  $ 29,878,789    $ 54,177,148    $ 41,031,748
                   ============================================================================

Accumulation
units
outstanding          23,713,395        20,894,368     2,286,858       8,264,630       6,207,542
                   ============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                  Cash         Corporate         Davis         "Dogs" of      Emerging
                                               Management        Bond        Venture Value    Wall Street      Markets
                                                Portfolio      Portfolio       Portfolio       Portfolio      Portfolio
                                                (Class 3)      (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                              ---------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $196,669,973   $534,772,807   $  436,896,106   $ 25,231,971   $128,471,989

Liabilities:                                             -              -                -              -              -
                                              ---------------------------------------------------------------------------

Net assets:                                   $196,669,973   $534,772,807   $  436,896,106   $ 25,231,971   $128,471,989
                                              ===========================================================================

  Accumulation units                          $196,301,460   $534,467,252   $  436,833,200   $ 25,219,825   $128,421,279

  Contracts in payout (annuitization) period       368,513        305,555           62,906         12,146         50,710
                                              ---------------------------------------------------------------------------

    Total net assets                          $196,669,973   $534,772,807   $  436,896,106   $ 25,231,971   $128,471,989
                                              ===========================================================================

Accumulation units outstanding                  15,897,654     25,742,215       20,621,052      2,180,296      9,382,400
                                              ===========================================================================

                                                  Equity          Foreign      Fundamental      Global         Global
                                               Opportunities       Value         Growth          Bond         Equities
                                                 Portfolio       Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 3)       (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                              ---------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $   24,599,060   $399,783,966   $ 66,806,691   $175,320,196   $24,812,799

Liabilities:                                               -              -              -              -             -
                                              ---------------------------------------------------------------------------

Net assets:                                   $   24,599,060   $399,783,966   $ 66,806,691   $175,320,196   $24,812,799
                                              ===========================================================================

  Accumulation units                          $   24,584,941   $399,734,044   $ 66,801,364   $175,316,270   $24,801,637

  Contracts in payout (annuitization) period          14,119         49,922          5,327          3,926        11,162
                                              ---------------------------------------------------------------------------

    Total net assets                          $   24,599,060   $399,783,966   $ 66,806,691   $175,320,196   $24,812,799
                                              ===========================================================================

Accumulation units outstanding                     1,610,972     35,008,574      4,780,486      9,029,621     1,918,891
                                              ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                             International    International
                                                  Growth         Growth-      High-Yield      Diversified      Growth and
                                               Opportunities      Income         Bond          Equities          Income
                                                 Portfolio      Portfolio      Portfolio       Portfolio        Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)       (Class 3)        (Class 3)
                                              -----------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $  129,839,914   $29,343,058   $100,036,490   $  155,009,146   $  167,851,034

Liabilities:                                               -             -              -                -                -
                                              -----------------------------------------------------------------------------

Net assets:                                   $  129,839,914   $29,343,058   $100,036,490   $  155,009,146   $  167,851,034
                                              =============================================================================

  Accumulation units                          $  129,838,612   $29,339,538   $100,034,625   $  154,979,551   $  167,821,227

  Contracts in payout (annuitization) period           1,302         3,520          1,865           29,595           29,807
                                              -----------------------------------------------------------------------------

    Total net assets                          $  129,839,914   $29,343,058   $100,036,490   $  155,009,146   $  167,851,034
                                              =============================================================================

Accumulation units outstanding                    21,124,198     2,249,243      5,680,643       14,776,371       15,952,279
                                              =============================================================================

                                                Marsico            MFS
                                                Focused       Massachusetts      MFS Total      Mid-Cap
                                                 Growth         Investors         Return         Growth      Real Estate
                                               Portfolio     Trust Portfolio     Portfolio     Portfolio      Portfolio
                                               (Class 3)        (Class 3)        (Class 3)     (Class 3)      (Class 3)
                                              ---------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $63,248,623   $    175,753,735   $183,114,630   $81,825,916   $189,896,706

Liabilities:                                            -                  -              -             -              -
                                              ---------------------------------------------------------------------------

Net assets:                                   $63,248,623   $    175,753,735   $183,114,630   $81,825,916   $189,896,706
                                              ===========================================================================

  Accumulation units                          $63,243,970   $    175,738,088   $183,052,638   $81,816,903   $189,856,835

  Contracts in payout (annuitization) period        4,653             15,647         61,992         9,013         39,871
                                              ---------------------------------------------------------------------------

    Total net assets                          $63,248,623   $    175,753,735   $183,114,630   $81,825,916   $189,896,706
                                              ===========================================================================

Accumulation units outstanding                  6,384,740         12,575,457      8,164,828     8,306,315     13,575,777
                                              ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                 Small
                                               Small & Mid      Company                     Telecom      Total Return
                                                Cap Value        Value       Technology     Utility          Bond
                                                Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
                                                (Class 3)      (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                              ------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $377,237,594   $147,454,534   $18,748,659   $12,811,973   $ 505,869,607

Liabilities:                                             -              -             -             -               -
                                              ------------------------------------------------------------------------

Net assets:                                   $377,237,594   $147,454,534   $18,748,659   $12,811,973   $ 505,869,607
                                              ========================================================================

  Accumulation units                          $377,196,439   $147,446,152   $18,739,980   $12,811,973   $ 505,869,607

  Contracts in payout (annuitization) period        41,155          8,382         8,679             -               -
                                              ------------------------------------------------------------------------

    Total net assets                          $377,237,594   $147,454,534   $18,748,659   $12,811,973   $ 505,869,607
                                              ========================================================================

Accumulation units outstanding                  27,439,292     18,498,424     8,202,704       913,393      26,706,408
                                              ========================================================================

                                                Invesco Van                       Invesco Van
                                                Kampen V.I.       Invesco Van     Kampen V.I.     Diversified       Equity
                                               Capital Growth     Kampen V.I.     Growth and     International      Income
                                                    Fund         Comstock Fund    Income Fund       Account        Account
                                                (Series II)       (Series II)     (Series II)      (Class 1)      (Class 1)
                                              -------------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $     19,806,919  $   273,839,585  $ 438,870,424  $    1,887,761   $21,082,375

Liabilities:                                                 -                -              -               -             -
                                              -------------------------------------------------------------------------------

Net assets:                                   $     19,806,919  $   273,839,585  $ 438,870,424  $    1,887,761   $21,082,375
                                              ===============================================================================

  Accumulation units                          $     19,802,097  $   273,775,433  $ 438,749,213  $    1,887,761   $21,075,205

  Contracts in payout (annuitization) period             4,822           64,152        121,211               -         7,170
                                              -------------------------------------------------------------------------------

    Total net assets                          $     19,806,919  $   273,839,585  $ 438,870,424  $    1,887,761   $21,082,375
                                              ===============================================================================

Accumulation units outstanding                       2,095,559       27,470,241     39,276,000         340,833     2,367,797
                                              ===============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                 Government                    LargeCap     LargeCap     MidCap
                                               & High Quality     Income        Blend        Growth       Blend
                                                Bond Account      Account     Account II    Account      Account
                                                 (Class 1)       (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                              -------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $     4,603,651   $9,095,856   $ 2,375,833   $ 531,194   $2,489,288

Liabilities:                                                -            -             -           -            -
                                              -------------------------------------------------------------------

Net assets:                                   $     4,603,651   $9,095,856   $ 2,375,833   $ 531,194   $2,489,288
                                              ===================================================================

  Accumulation units                          $     4,595,751   $9,093,306   $ 2,374,063   $ 531,194   $2,488,263

  Contracts in payout (annuitization) period            7,900        2,550         1,770           -        1,025
                                              -------------------------------------------------------------------

    Total net assets                          $     4,603,651   $9,095,856   $ 2,375,833   $ 531,194   $2,489,288
                                              ===================================================================

Accumulation units outstanding                        558,368      982,148       409,698      84,755      250,016
                                              ===================================================================

                                                              Principal                                       SAM
                                                   Money       Capital       Real Estate       SAM        Conservative
                                                  Market     Appreciation    Securities      Balanced       Balanced
                                                  Account      Account         Account      Portfolio      Portfolio
                                                 (Class 1)    (Class 1)       (Class 1)     (Class 1)      (Class 1)
                                             --------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value     $2,843,280  $  11,875,680   $    772,446   $59,565,957   $   8,365,781

Liabilities:                                             -              -              -             -               -
                                             --------------------------------------------------------------------------

Net assets:                                     $2,843,280  $  11,875,680   $    772,446   $59,565,957   $   8,365,781
                                             ==========================================================================

  Accumulation units                            $2,842,280  $  11,873,337   $    772,446   $59,451,926   $   8,357,493

  Contracts in payout (annuitization) period         1,000          2,343              -       114,031           8,288
                                             --------------------------------------------------------------------------

    Total net assets                            $2,843,280  $  11,875,680   $    772,446   $59,565,957   $   8,365,781
                                             ==========================================================================

Accumulation units outstanding                     475,275      1,043,306         46,370     5,964,695       1,083,929
                                             ==========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                   SAM            SAM           SAM
                                               Conservative     Flexible     Strategic    Short-Term     SmallCap
                                                  Growth         Income       Growth        Income        Growth
                                                Portfolio      Portfolio     Portfolio     Account      Account II
                                                (Class 1)      (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                              --------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $  23,718,743   $11,479,079   $8,696,361   $ 2,828,187   $   523,747

Liabilities:                                              -             -            -             -             -
                                              --------------------------------------------------------------------

Net assets:                                   $  23,718,743   $11,479,079   $8,696,361   $ 2,828,187   $   523,747
                                              ====================================================================

  Accumulation units                          $  23,690,962   $11,441,447   $8,696,361   $ 2,824,175   $   523,014

  Contracts in payout (annuitization) period         27,781        37,632            -         4,012           733
                                              --------------------------------------------------------------------

    Total net assets                          $  23,718,743   $11,479,079   $8,696,361   $ 2,828,187   $   523,747
                                              ====================================================================

Accumulation units outstanding                    2,461,893     1,242,872      873,953       381,836        95,072
                                              ====================================================================

                                                SmallCap      Diversified       Equity        Government
                                                  Value      International      Income      & High Quality     Income
                                                Account I       Account        Account       Bond Account      Account
                                                (Class 1)      (Class 2)      (Class 2)       (Class 2)       (Class 2)
                                            ----------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value    $  165,062   $      886,041   $12,127,227   $     1,242,725   $4,007,491

Liabilities:                                            -                -             -                 -            -
                                            ----------------------------------------------------------------------------

Net assets:                                    $  165,062   $      886,041   $12,127,227   $     1,242,725   $4,007,491
                                            ============================================================================

  Accumulation units                           $  165,062   $      886,041   $12,127,227   $     1,242,725   $3,793,063

  Contracts in payout (annuitization) period            -                -             -                 -      214,428
                                            ----------------------------------------------------------------------------

    Total net assets                           $  165,062   $      886,041   $12,127,227   $     1,242,725   $4,007,491
                                            ============================================================================

Accumulation units outstanding                     21,352          166,108     1,430,798           157,144      446,821
                                            ============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                                   Principal
                                                LargeCap     LargeCap     MidCap       Money        Capital
                                                 Blend        Growth      Blend       Market      Appreciation
                                               Account II    Account     Account      Account       Account
                                               (Class 2)    (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                              -----------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $   470,382   $ 348,465   $ 662,504   $1,645,135   $   2,213,448

Liabilities:                                            -           -           -            -               -
                                              -----------------------------------------------------------------

Net assets:                                   $   470,382   $ 348,465   $ 662,504   $1,645,135   $   2,213,448
                                              =================================================================

  Accumulation units                          $   470,382   $ 348,465   $ 662,504   $1,589,165   $   2,213,448

  Contracts in payout (annuitization) period            -           -           -       55,970               -
                                              -----------------------------------------------------------------

    Total net assets                          $   470,382   $ 348,465   $ 662,504   $1,645,135   $   2,213,448
                                              =================================================================

Accumulation units outstanding                     84,316      57,630      69,305      284,568         203,294
                                              =================================================================

                                                                                SAM             SAM            SAM
                                                Real Estate      SAM        Conservative    Conservative    Flexible
                                                Securities     Balanced       Balanced         Growth        Income
                                                  Account     Portfolio      Portfolio       Portfolio      Portfolio
                                                 (Class 2)    (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                             -------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value    $    236,601  $42,381,882   $   6,125,298   $  23,083,295   $9,582,390

Liabilities:                                              -            -               -               -            -
                                             -------------------------------------------------------------------------

Net assets:                                    $    236,601  $42,381,882   $   6,125,298   $  23,083,295   $9,582,390
                                             =========================================================================

  Accumulation units                           $    236,601  $42,292,821   $   6,125,298   $  23,083,295   $9,417,655

  Contracts in payout (annuitization) period              -       89,061               -               -      164,735
                                             -------------------------------------------------------------------------

    Total net assets                           $    236,601  $42,381,882   $   6,125,298   $  23,083,295   $9,582,390
                                             =========================================================================

Accumulation units outstanding                       14,485    4,381,226         801,098       2,479,451    1,069,806
                                             =========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                                       Columbia
                                                                                                       Variable
                                                  SAM                                                 Portfolio -
                                               Strategic     Short-Term     SmallCap     SmallCap        Asset
                                                 Growth        Income        Growth        Value      Allocation
                                               Portfolio      Account      Account II    Account I       Fund
                                               (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 1)
                                              --------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $10,535,119   $ 1,493,537   $   212,700   $   82,262   $    612,218

Liabilities:                                            -             -             -            -              -
                                              --------------------------------------------------------------------

Net assets:                                   $10,535,119   $ 1,493,537   $   212,700   $   82,262   $    612,218
                                              ====================================================================

  Accumulation units                          $10,535,119   $ 1,493,537   $   212,700   $   82,262   $    612,218

  Contracts in payout (annuitization) period            -             -             -            -              -
                                              --------------------------------------------------------------------

    Total net assets                          $10,535,119   $ 1,493,537   $   212,700   $   82,262   $    612,218
                                              ====================================================================

Accumulation units outstanding                  1,098,698       206,363        39,928       10,845         56,807
                                              ====================================================================

                                                 Columbia                                                        Columbia
                                                 Variable      Columbia         Columbia         Columbia        Variable
                                                Portfolio -    Variable         Variable         Variable      Portfolio -
                                                   Small      Portfolio -      Portfolio -      Portfolio -      Marsico
                                                  Company     High Income    Marsico Focused      Marsico      21st Century
                                                Growth Fund      Fund         Equities Fund     Growth Fund        Fund
                                                 (Class 1)     (Class 1)        (Class 1)        (Class 1)      (Class 1)
                                             -------------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value    $  1,282,485  $ 21,548,941   $     30,805,633   $  2,601,605   $   1,170,318

Liabilities:                                              -             -                  -              -               -
                                             -------------------------------------------------------------------------------

Net assets:                                    $  1,282,485  $ 21,548,941   $     30,805,633   $  2,601,605   $   1,170,318
                                             ===============================================================================

  Accumulation units                           $  1,282,485  $ 21,520,709   $     30,797,445   $  2,601,605   $   1,170,318

  Contracts in payout (annuitization) period              -        28,232              8,188              -               -
                                             -------------------------------------------------------------------------------

    Total net assets                           $  1,282,485  $ 21,548,941   $     30,805,633   $  2,601,605   $   1,170,318
                                             ===============================================================================

Accumulation units outstanding                      126,784     1,190,128          3,110,712        277,436          97,243
                                             ===============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                Columbia
                                                                Variable        Columbia
                                                Columbia       Portfolio -      Variable
                                                Variable         Marsico       Portfolio -
                                               Portfolio -    International    Diversified      Asset
                                                 Mid Cap      Opportunities      Equity       Allocation      Global
                                               Growth Fund        Fund         Income Fund       Fund       Growth Fund
                                                (Class 1)       (Class 2)       (Class 1)     (Class 2)      (Class 2)
                                              --------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $    813,472   $    2,872,080   $  2,882,974   $69,508,365   $243,183,682

Liabilities:                                             -                -              -             -              -
                                              --------------------------------------------------------------------------

Net assets:                                   $    813,472   $    2,872,080   $  2,882,974   $69,508,365   $243,183,682
                                              ==========================================================================

  Accumulation units                          $    813,472   $    2,872,080   $  2,882,974   $69,368,366   $242,950,063

  Contracts in payout (annuitization) period             -                -              -       139,999        233,619
                                              --------------------------------------------------------------------------

    Total net assets                          $    813,472   $    2,872,080   $  2,882,974   $69,508,365   $243,183,682
                                              ==========================================================================

Accumulation units outstanding                      83,113          208,135        305,824     4,768,321     12,592,802
                                              ==========================================================================

                                                                               Asset          Cash
                                                 Growth         Growth-      Allocation    Management      Growth
                                                  Fund        Income Fund       Fund          Fund          Fund
                                                (Class 2)      (Class 2)     (Class 3)     (Class 3)      (Class 3)
                                              -----------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $331,043,242   $326,650,849   $36,677,614   $13,364,637   $183,687,339

Liabilities:                                             -              -             -             -              -
                                              -----------------------------------------------------------------------

Net assets:                                   $331,043,242   $326,650,849   $36,677,614   $13,364,637   $183,687,339
                                              =======================================================================

  Accumulation units                          $330,831,109   $326,351,369   $35,976,936   $12,876,686   $179,455,942

  Contracts in payout (annuitization) period       212,133        299,480       700,678       487,951      4,231,397
                                              -----------------------------------------------------------------------

    Total net assets                          $331,043,242   $326,650,849   $36,677,614   $13,364,637   $183,687,339
                                              =======================================================================

Accumulation units outstanding                  19,261,915     22,738,481       840,122       617,014      1,163,304
                                              =======================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                                    U.S.
                                                 Growth-                                      Government/AAA-       Growth
                                                 Income       High-Income    International    Rated Securities    and Income
                                                  Fund         Bond Fund         Fund               Fund           Portfolio
                                                (Class 3)      (Class 3)       (Class 3)         (Class 3)        (Class VC)
                                              --------------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $165,595,617   $ 19,200,485   $   43,856,462   $      24,163,254   $ 220,090,130

Liabilities:                                             -              -                -                   -               -
                                              --------------------------------------------------------------------------------

Net assets:                                   $165,595,617   $ 19,200,485   $   43,856,462   $      24,163,254   $ 220,090,130
                                              ================================================================================

  Accumulation units                          $161,481,135   $ 18,604,976   $   43,397,667   $      23,612,102   $ 220,019,328

  Contracts in payout (annuitization) period     4,114,482        595,509          458,795             551,152          70,802
                                              --------------------------------------------------------------------------------

    Total net assets                          $165,595,617   $ 19,200,485   $   43,856,462   $      24,163,254   $ 220,090,130
                                              ================================================================================

Accumulation units outstanding                   1,555,675        248,815        1,067,897             602,364      23,324,950
                                              ================================================================================

                                                                                         Sterling
                                                             Sterling      Sterling       Capital      Sterling
                                                Mid Cap      Capital       Capital       Strategic      Capital
                                                 Value        Select       Special      Allocation   Total Return
                                               Portfolio      Equity    Opportunities     Equity         Bond
                                               (Class VC)      VIF           VIF            VIF           VIF
                                              --------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $ 24,015,902  $1,276,263  $   12,403,249  $ 1,478,236  $   7,752,551

Liabilities:                                             -           -               -            -              -
                                              --------------------------------------------------------------------

Net assets:                                   $ 24,015,902  $1,276,263  $   12,403,249  $ 1,478,236  $   7,752,551
                                              ====================================================================

  Accumulation units                          $ 23,969,757  $1,276,263  $   12,403,249  $ 1,478,236  $   7,752,551

  Contracts in payout (annuitization) period        46,145           -               -            -              -
                                              --------------------------------------------------------------------

    Total net assets                          $ 24,015,902  $1,276,263  $   12,403,249  $ 1,478,236  $   7,752,551
                                              ====================================================================

Accumulation units outstanding                   2,111,775     165,027         952,517      172,848        608,543
                                              ====================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                         Franklin
                                                 MTB Managed                           Templeton VIP
                                              Allocation Fund -    Franklin Income    Founding Funds         Allocation
                                                   Moderate        Securities Fund    Allocation Fund    Balanced Portfolio
                                                  Growth II           (Class 2)          (Class 2)           (Class 3)
                                              ------------------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $              289  $     79,543,626   $     36,711,700   $        70,044,355

Liabilities:                                                   -                 -                  -                     -
                                              ------------------------------------------------------------------------------

Net assets:                                   $              289  $     79,543,626   $     36,711,700   $        70,044,355
                                              ==============================================================================

  Accumulation units                          $              289  $     79,543,626   $     36,711,700   $        70,044,355

  Contracts in payout (annuitization) period                   -                 -                  -                     -
                                              ------------------------------------------------------------------------------

    Total net assets                          $              289  $     79,543,626   $     36,711,700   $        70,044,355
                                              ==============================================================================

Accumulation units outstanding                                34         8,104,980          4,449,260             6,501,344
                                              ==============================================================================

                                                                      Allocation       Allocation
                                                  Allocation           Moderate         Moderate     Real Return
                                               Growth Portfolio    Growth Portfolio    Portfolio      Portfolio
                                                  (Class 3)           (Class 3)        (Class 3)      (Class 3)
                                              -------------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value   $       9,660,909   $     105,995,904   $93,185,861   $164,550,184
Liabilities:                                                  -                   -             -              -
                                              -------------------------------------------------------------------

Net assets:                                   $       9,660,909   $     105,995,904   $93,185,861   $164,550,184
                                              ===================================================================

  Accumulation units                          $       9,660,909   $     105,995,904   $93,185,861   $164,550,184

  Contracts in payout (annuitization) period                  -                   -             -              -
                                              -------------------------------------------------------------------

    Total net assets                          $       9,660,909   $     105,995,904   $93,185,861   $164,550,184
                                              ===================================================================

Accumulation units outstanding                        1,025,283          10,685,575     8,962,595     13,914,732
                                              ===================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)


                                   Contracts With Total Expenses of 1.15              Contracts With Total Expenses of 1.30
                             ------------------------------------------------   ---------------------------------------------
                                  Accumulation             Unit value of            Accumulation           Unit value of
                                     units                 accumulation                units                accumulation
Variable Accounts                 outstanding                  units                outstanding                units
---------------------------------------------------   -----------------------   --------------------   ----------------------
ANCHOR SERIES TRUST:
  Asset Allocation
  Portfolio (Class 1)                             -   $                     -                      -   $                    -
  Capital Appreciation
  Portfolio (Class 1)                             -                         -                      -                        -
  Government and Quality
  Bond Portfolio (Class 1)                        -                         -                      -                        -
  Growth Portfolio
  (Class 1)                                       -                         -                      -                        -
  Natural Resources
  Portfolio (Class 1)                             -                         -                      -                        -
  Asset Allocation
  Portfolio (Class 2)                             -                         -                      -                        -
  Capital Appreciation
  Portfolio (Class 2)                             -                         -                      -                        -
  Government and
  Quality Bond
  Portfolio (Class 2)                             -                         -                      -                        -
  Growth Portfolio
  (Class 2)                                       -                         -                      -                        -
  Natural Resources
  Portfolio (Class 2)                             -                         -                      -                        -
  Asset Allocation
  Portfolio (Class 3)                       127,751                     10.87                107,068                    10.72
  Capital Appreciation
  Portfolio (Class 3)                       475,722                     11.62              1,690,914                    11.46
  Government and
  Quality Bond Portfolio
  (Class 3)                                 654,082                     12.24              2,158,013                    12.07
  Growth Portfolio
  (Class 3)                                 152,339                      8.67                100,392                     8.55
  Natural Resources
  Portfolio (Class 3)                       136,591                      9.29                404,059                     9.19

SUNAMERICA SERIES TRUST:
  Aggressive Growth
  Portfolio (Class 1)                             -   $                     -                      -   $                    -
  Alliance Growth
  Portfolio (Class 1)                             -                         -                      -                        -
  Balanced
  Portfolio (Class 1)                             -                         -                      -                        -
  Blue Chip Growth
  Portfolio (Class 1)                             -                         -                      -                        -
  Capital Growth
  Portfolio (Class 1)                             -                         -                      -                        -
  Cash Management
  Portfolio (Class 1)                             -                         -                      -                        -
  Corporate Bond
  Portfolio (Class 1)                             -                         -                      -                        -
  Davis Venture Value
  Portfolio (Class 1)                             -                         -                      -                        -
  "Dogs" of Wall Street
  Portfolio (Class 1)                             -                         -                      -                        -
  Emerging Markets
  Portfolio (Class 1)                             -                         -                      -                        -
  Equity Opportunities
  Portfolio (Class 1)                             -                         -                      -                        -
  Fundamental Growth
  Portfolio (Class 1)                             -                         -                      -                        -
  Global Bond
  Portfolio (Class 1)                             -                         -                      -                        -
  Global Equities
  Portfolio (Class 1)                             -                         -                      -                        -
  Growth Opportunities
  Portfolio (Class 1)                             -                         -                      -                        -
  Growth-Income
  Portfolio (Class 1)                             -                         -                      -                        -
  High-Yield Bond
  Portfolio (Class 1)                             -                         -                      -                        -
  International Diversified
  Equities
  Portfolio (Class 1)                             -                         -                      -                        -
  International Growth
  and Income
  Portfolio (Class 1)                             -                         -                      -                        -
  Marsico Focused
  Growth
  Portfolio (Class 1)                             -                         -                      -                        -
  MFS Massachusetts
  Investors Trust
  Portfolio (Class 1)                             -                         -                      -                        -
  MFS Total Return
  Portfolio (Class 1)                             -                         -                      -                        -
  Mid-Cap Growth
  Portfolio (Class 1)                             -                         -                      -                        -
  Real Estate
  Portfolio (Class 1)                             -                         -                      -                        -
  Technology
  Portfolio (Class 1)                             -                         -                      -                        -
  Telecom Utility
  Portfolio (Class 1)                             -                         -                      -                        -
  Total Return Bond
  Portfolio (Class 1)                             -                         -                      -                        -
  Aggressive Growth
  Portfolio (Class 2)                             -                         -                      -                        -
  Alliance Growth
  Portfolio (Class 2)                             -                         -                      -                        -
  Balanced
  Portfolio (Class 2)                             -                         -                      -                        -
  Blue Chip Growth
  Portfolio (Class 2)                             -                         -                      -                        -
  Capital Growth
  Portfolio (Class 2)                             -                         -                      -                        -
  Cash Management
  Portfolio (Class 2)                             -                         -                      -                        -
  Corporate Bond
  Portfolio (Class 2)                             -                         -                      -                        -
  Davis Venture Value
  Portfolio (Class 2)                             -                         -                      -                        -
  "Dogs" of Wall Street
  Portfolio (Class 2)                             -                         -                      -                        -
  Emerging Markets
  Portfolio (Class 2)                             -                         -                      -                        -
  Equity Opportunities
  Portfolio (Class 2)                             -                         -                      -                        -
  Foreign Value
  Portfolio (Class 2)                             -                         -                      -                        -
  Fundamental Growth
  Portfolio (Class 2)                             -                         -                      -                        -
  Global Bond
  Portfolio (Class 2)                             -                         -                      -                        -
  Global Equities
  Portfolio (Class 2)                             -                         -                      -                        -
  Growth Opportunities
  Portfolio (Class 2)                             -                         -                      -                        -
  Growth-Income
  Portfolio (Class 2)                             -                         -                      -                        -
  High-Yield Bond
  Portfolio (Class 2)                             -                         -                      -                        -
  International Diversified
  Equities
  Portfolio (Class 2)                             -                         -                      -                        -
  International Growth
  and Income
  Portfolio (Class 2)                             -                         -                      -                        -
  Marsico Focused Growth
  Portfolio (Class 2)                             -                         -                      -                        -
  MFS Massachusetts
  Investors Trust
  Portfolio (Class 2)                             -                         -                      -                        -
  MFS Total Return
  Portfolio (Class 2)                             -                         -                      -                        -
  Mid-Cap Growth
  Portfolio (Class 2)                             -                         -                      -                        -
  Real Estate
  Portfolio (Class 2)                             -                         -                      -                        -
  Small & Mid Cap Value
  Portfolio (Class 2)                             -                         -                      -                        -
  Technology
  Portfolio (Class 2)                             -                         -                      -                        -
  Telecom Utility
  Portfolio (Class 2)                             -                         -                      -                        -
  Total Return Bond
  Portfolio (Class 2)                             -                         -                      -                        -
  Aggressive Growth
  Portfolio (Class 3)                        38,433                      7.26                193,618                     7.12
  Alliance Growth
  Portfolio (Class 3)                        90,252                      9.29                 91,756                     9.19
  American Funds
  Asset Allocation SAST
  Portfolio (Class 3)                       506,782                      9.51              1,225,801                     9.40
  American Funds
  Global Growth SAST
  Portfolio (Class 3)                     1,001,451                      9.70              4,875,716                     9.57
  American Funds
  Growth SAST
  Portfolio (Class 3)                       655,725                      9.09              2,219,411                     8.97
  American Funds
  Growth-Income SAST
  Portfolio (Class 3)                       537,202                      8.50              1,366,730                     8.38
  Balanced
  Portfolio (Class 3)                       117,798                     10.28                294,833                    10.17
  Blue Chip Growth
  Portfolio (Class 3)                       167,720                      9.38              1,049,197                     9.21
  Capital Growth
  Portfolio (Class 3)                        68,044                      8.83                  5,356                     8.72
  Cash Management
  Portfolio (Class 3)                       295,853                      9.97                700,423                     9.84
  Corporate Bond
  Portfolio (Class 3)                       646,960                     14.08              2,537,483                    13.89
  Davis Venture Value
  Portfolio (Class 3)                       771,469                      8.60              2,837,070                     8.48
  "Dogs" of Wall Street
  Portfolio (Class 3)                        42,516                     10.58                234,983                    10.50
  Emerging Markets
  Portfolio (Class 3)                       229,890                      9.83                781,830                     9.70
  Equity Opportunities
  Portfolio (Class 3)                        17,768                      8.78                 47,843                     8.66
  Foreign Value
  Portfolio (Class 3)                     1,047,040                      8.07              5,582,345                     7.95
  Fundamental Growth
  Portfolio (Class 3)                        79,160                      9.06                 53,998                     8.95
  Global Bond
  Portfolio (Class 3)                       315,987                     13.48              1,060,303                    13.29
  Global Equities
  Portfolio (Class 3)                       119,547                      8.08                239,547                     7.93
  Growth Opportunities
  Portfolio (Class 3)                       348,074                     10.09              1,785,041                     9.96
  Growth-Income
  Portfolio (Class 3)                       198,012                      8.73                473,628                     8.55
  High-Yield Bond
  Portfolio (Class 3)                       111,364                     10.86                626,498                    10.70
  International
  Diversified Equities
  Portfolio (Class 3)                       153,759                      8.39                261,986                     8.27
  International
  Growth and Income
  Portfolio (Class 3)                       254,681                      6.78                128,185                     6.70
  Marsico Focused
  Growth
  Portfolio (Class 3)                       225,506                      9.66                861,124                     9.53
  MFS Massachusetts
  Investors Trust
  Portfolio (Class 3)                       472,275                      9.44              2,694,816                     9.34
  MFS Total Return
  Portfolio (Class 3)                       153,084                     10.07                492,289                     9.93



                                 Contracts With Total                                Contracts With Total
                                   Expenses of 1.40                                   Expenses of 1.52(1)
                             ------------------------------                      -----------------------------
                             Accumulation     Unit value of                       Accumulation   Unit value of
                                units          accumulation                         units        accumulation
Variable Accounts            outstanding          units                           outstanding        units
-----------------------------------------     --------------                     ------------   --------------
ANCHOR SERIES TRUST:
  Asset Allocation
  Portfolio (Class 1)                   -     $            -                                -   $            -
  Capital Appreciation
  Portfolio (Class 1)                   -                  -                                -                -
  Government and Quality
  Bond Portfolio (Class 1)              -                  -                                -                -
  Growth Portfolio
  (Class 1)                             -                  -                                -                -
  Natural Resources
  Portfolio (Class 1)                   -                  -                                -                -
  Asset Allocation
  Portfolio (Class 2)                   -                  -                          289,939            25.31
  Capital Appreciation
  Portfolio (Class 2)              90,924              45.91                          772,928            45.49
  Government and
  Quality Bond
  Portfolio (Class 2)                   -                  -                        2,432,338            20.61
  Growth Portfolio
  (Class 2)                             -                  -                          728,613            26.78
  Natural Resources
  Portfolio (Class 2)                   -                  -                          227,822            42.22
  Asset Allocation
  Portfolio (Class 3)              13,281              10.76                          160,934            25.04
  Capital Appreciation
  Portfolio (Class 3)             161,570              11.46                        3,984,437            45.12
  Government and
  Quality Bond Portfolio
  (Class 3)                       303,051              12.09                       13,796,085            20.43
  Growth Portfolio
  (Class 3)                        42,758               8.56                        2,249,584            26.55
  Natural Resources
  Portfolio (Class 3)              80,854               9.19                        1,467,481            41.79

SUNAMERICA SERIES TRUST:
  Aggressive Growth
  Portfolio (Class 1)                   -     $            -                                -   $            -
  Alliance Growth
  Portfolio (Class 1)                   -                  -                                -                -
  Balanced
  Portfolio (Class 1)                   -                  -                                -                -
  Blue Chip Growth
  Portfolio (Class 1)                   -                  -                                -                -
  Capital Growth
  Portfolio (Class 1)                   -                  -                                -                -
  Cash Management
  Portfolio (Class 1)                   -                  -                                -                -
  Corporate Bond
  Portfolio (Class 1)                   -                  -                                -                -
  Davis Venture Value
  Portfolio (Class 1)                   -                  -                                -                -
  "Dogs" of Wall Street
  Portfolio (Class 1)                   -                  -                                -                -
  Emerging Markets
  Portfolio (Class 1)                   -                  -                                -                -
  Equity Opportunities
  Portfolio (Class 1)                   -                  -                                -                -
  Fundamental Growth
  Portfolio (Class 1)                   -                  -                                -                -
  Global Bond
  Portfolio (Class 1)                   -                  -                                -                -
  Global Equities
  Portfolio (Class 1)                   -                  -                                -                -
  Growth Opportunities
  Portfolio (Class 1)                   -                  -                                -                -
  Growth-Income
  Portfolio (Class 1)                   -                  -                                -                -
  High-Yield Bond
  Portfolio (Class 1)                   -                  -                                -                -
  International Diversified
  Equities
  Portfolio (Class 1)                   -                  -                                -                -
  International Growth
  and Income
  Portfolio (Class 1)                   -                  -                                -                -
  Marsico Focused
  Growth
  Portfolio (Class 1)                   -                  -                                -                -
  MFS Massachusetts
  Investors Trust
  Portfolio (Class 1)                   -                  -                                -                -
  MFS Total Return
  Portfolio (Class 1)                   -                  -                                -                -
  Mid-Cap Growth
  Portfolio (Class 1)                   -                  -                                -                -
  Real Estate
  Portfolio (Class 1)                   -                  -                                -                -
  Technology
  Portfolio (Class 1)                   -                  -                                -                -
  Telecom Utility
  Portfolio (Class 1)                   -                  -                                -                -
  Total Return Bond
  Portfolio (Class 1)                   -                  -                                -                -
  Aggressive Growth
  Portfolio (Class 2)                   -                  -                          202,257            11.05
  Alliance Growth
  Portfolio (Class 2)              21,914              28.56                          605,257            28.04
  Balanced
  Portfolio (Class 2)                   -                  -                          346,780            15.52
  Blue Chip Growth
  Portfolio (Class 2)                   -                  -                          438,877             5.46
  Capital Growth
  Portfolio (Class 2)                   -                  -                          212,095             6.57
  Cash Management
  Portfolio (Class 2)                   -                  -                        1,447,305            12.93
  Corporate Bond
  Portfolio (Class 2)                   -                  -                        1,060,128            24.11
  Davis Venture Value
  Portfolio (Class 2)              67,046              30.59                        1,598,829            30.14
  "Dogs" of Wall Street
  Portfolio (Class 2)                   -                  -                          395,942            12.29
  Emerging Markets
  Portfolio (Class 2)                   -                  -                          383,951            15.60
  Equity Opportunities
  Portfolio (Class 2)                   -                  -                          242,522            16.32
  Foreign Value
  Portfolio (Class 2)                   -                  -                        1,607,208            14.12
  Fundamental Growth
  Portfolio (Class 2)                   -                  -                          113,963            15.19
  Global Bond
  Portfolio (Class 2)                   -                  -                          460,187            23.49
  Global Equities
  Portfolio (Class 2)              70,388              17.27                          177,625            17.03
  Growth Opportunities
  Portfolio (Class 2)                   -                  -                          649,872             5.16
  Growth-Income
  Portfolio (Class 2)                   -                  -                          237,977            25.19
  High-Yield Bond
  Portfolio (Class 2)                   -                  -                          568,961            21.33
  International Diversified
  Equities
  Portfolio (Class 2)                   -                  -                        1,530,690            10.88
  International Growth
  and Income
  Portfolio (Class 2)                   -                  -                          594,813            11.29
  Marsico Focused Growth
  Portfolio (Class 2)                   -                  -                        1,133,631            10.33
  MFS Massachusetts
  Investors Trust
  Portfolio (Class 2)                   -                  -                          422,647            20.15
  MFS Total Return
  Portfolio (Class 2)                   -                  -                        1,484,683            25.94
  Mid-Cap Growth
  Portfolio (Class 2)              74,866              10.09                        1,146,078             9.95
  Real Estate
  Portfolio (Class 2)                   -                  -                          331,122            20.51
  Small & Mid Cap Value
  Portfolio (Class 2)                   -                  -                          940,643            16.19
  Technology
  Portfolio (Class 2)              63,875               2.11                        1,005,213             2.09
  Telecom Utility
  Portfolio (Class 2)                   -                  -                           90,446            15.50
  Total Return Bond
  Portfolio (Class 2)                   -                  -                          670,092            27.07
  Aggressive Growth
  Portfolio (Class 3)              30,983               7.12                          690,073            10.94
  Alliance Growth
  Portfolio (Class 3)              56,523               9.17                        1,932,787            27.80
  American Funds
  Asset Allocation SAST
  Portfolio (Class 3)             287,508               9.39                        3,303,362             9.37
  American Funds
  Global Growth SAST
  Portfolio (Class 3)             476,408               9.58                       13,065,321             9.45
  American Funds
  Growth SAST
  Portfolio (Class 3)             284,126               8.97                       11,003,016             8.97
  American Funds
  Growth-Income SAST
  Portfolio (Class 3)             268,848               8.39                       10,662,283             8.19
  Balanced
  Portfolio (Class 3)              84,919              10.15                          853,132            15.38
  Blue Chip Growth
  Portfolio (Class 3)              58,313               9.25                        3,687,051             5.41
  Capital Growth
  Portfolio (Class 3)              40,738               8.72                        3,517,811             6.50
  Cash Management
  Portfolio (Class 3)              55,829               9.84                        7,970,176            12.82
  Corporate Bond
  Portfolio (Class 3)             279,688              13.90                       10,182,235            23.81
  Davis Venture Value
  Portfolio (Class 3)             323,171               8.49                        7,347,109            29.88
  "Dogs" of Wall Street
  Portfolio (Class 3)              40,902              10.46                          862,022            12.16
  Emerging Markets
  Portfolio (Class 3)             102,170               9.71                        3,928,138            15.44
  Equity Opportunities
  Portfolio (Class 3)              13,098               8.67                          594,765            16.16
  Foreign Value
  Portfolio (Class 3)             400,250               7.95                       12,048,961            14.01
  Fundamental Growth
  Portfolio (Class 3)              76,269               8.94                        2,550,542            15.05
  Global Bond
  Portfolio (Class 3)             140,056              13.30                        3,346,097            23.30
  Global Equities
  Portfolio (Class 3)              16,152               7.99                          545,403            16.84
  Growth Opportunities
  Portfolio (Class 3)             124,887               9.97                       10,385,077             5.10
  Growth-Income
  Portfolio (Class 3)              25,147               8.63                          381,898            24.98
  High-Yield Bond
  Portfolio (Class 3)              71,942              10.73                        2,217,608            21.15
  International
  Diversified Equities
  Portfolio (Class 3)              96,904               8.28                        8,103,485            10.80
  International
  Growth and Income
  Portfolio (Class 3)             186,456               6.69                        8,693,800            11.14
  Marsico Focused
  Growth
  Portfolio (Class 3)              90,675               9.52                        2,734,663            10.24
  MFS Massachusetts
  Investors Trust
  Portfolio (Class 3)             179,947               9.32                        3,739,734            19.97
  MFS Total Return
  Portfolio (Class 3)              37,701               9.94                        3,488,207            25.71

----------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II,Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.


    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                   Contracts With Total Expenses of 1.15         Contracts With Total Expenses of 1.30
                                  --------------------------------------   ------------------------------------------------
                                  Accumulation        Unit value of             Accumulation             Unit value of
                                     units            accumulation                 units                 accumulation
Variable Accounts                 outstanding             units                 outstanding                  units
----------------------------------------------   -----------------------   ----------------------   -----------------------
SUNAMERICA SERIES
TRUST (continued):
  Mid-Cap Growth
   Portfolio (Class 3)                 149,901   $                 10.24                  708,021   $                 10.10
  Real Estate
  Portfolio (Class 3)                  490,201                      7.40                2,304,975                      7.30
  Small & Mid Cap
  Value Portfolio (Class 3)            692,750                      9.82                3,431,093                      9.69
  Small Company
  Value Portfolio (Class 3)            404,790                      8.64                2,079,911                      8.52
  Technology
  Portfolio (Class 3)                   24,164                      9.52                   69,196                      9.40
  Telecom Utility
  Portfolio (Class 3)                   46,978                     11.69                  101,304                     11.54
  Total Return Bond
  Portfolio (Class 3)                1,073,455                     13.56                5,677,545                     13.28

INVESCO VARIABLE
INSURANCE FUNDS (Series II):
  Invesco Van Kampen
  V.I. Capital Growth Fund              11,377   $                 10.45                  107,510   $                 10.31
  Invesco Van Kampen
  V.I. Comstock Fund                   615,574                      8.37                2,924,267                      8.26
  Invesco Van Kampen
  V.I. Growth and Income Fund          678,037                      8.71                3,435,906                      8.59

PRINCIPAL VARIABLE
CONTRACTS FUNDS, INC.:
  Diversified International
  Account (Class 1)                          -   $                     -                        -   $                     -
  Equity Income Account
  (Class 1)                                  -                         -                        -                         -
  Government & High
  Quality Bond Account
  (Class 1)                                  -                         -                        -                         -
  Income Account
  (Class 1)                                  -                         -                        -                         -
  LargeCap Blend
  Account II (Class 1)                       -                         -                        -                         -
  LargeCap Growth
  Account (Class 1)                          -                         -                        -                         -
  MidCap Blend
  Account (Class 1)                          -                         -                        -                         -
  Money Market
  Account (Class 1)                          -                         -                        -                         -
  Principal Capital
  Appreciation Account (Class 1)             -                         -                        -                         -
  Real Estate Securities
  Account (Class 1)                          -                         -                        -                         -
  SAM Balanced
  Portfolio (Class 1)                        -                         -                        -                         -
  SAM Conservative
  Balanced Portfolio
  (Class 1)                                  -                         -                        -                         -
  SAM Conservative
  Growth Portfolio
  (Class 1)                                  -                         -                        -                         -
  SAM Flexible Income
  Portfolio (Class 1)                        -                         -                        -                         -
  SAM Strategic Growth
  Portfolio (Class 1)                        -                         -                        -                         -
  Short-Term Income
  Account (Class 1)                          -                         -                        -                         -
  SmallCap Growth
  Account II (Class 1)                       -                         -                        -                         -
  SmallCap Value
  Account I (Class 1)                        -                         -                        -                         -
  Diversified International
  Account (Class 2)                          -                         -                        -                         -
  Equity Income
  Account (Class 2)                          -                         -                        -                         -
  Government & High
  Quality Bond Account
  (Class 2)                                  -                         -                        -                         -
  Income Account
  (Class 2)                                  -                         -                        -                         -
  LargeCap Blend
  Account II (Class 2)                       -                         -                        -                         -
  LargeCap Growth
  Account (Class 2)                          -                         -                        -                         -
  MidCap Blend
  Account (Class 2)                          -                         -                        -                         -
  Money Market
  Account (Class 2)                          -                         -                        -                         -
  Principal Capital
  Appreciation Account
  (Class 2)                                  -                         -                        -                         -
  Real Estate Securities
  Account (Class 2)                          -                         -                        -                         -
  SAM Balanced
  Portfolio (Class 2)                        -                         -                        -                         -
  SAM Conservative
  Balanced Portfolio
  (Class 2)                                  -                         -                        -                         -
  SAM Conservative
  Growth Portfolio
  (Class 2)                                  -                         -                        -                         -
  SAM Flexible Income
  Portfolio (Class 2)                        -                         -                        -                         -
  SAM Strategic Growth
  Portfolio (Class 2)                        -                         -                        -                         -
  Short-Term Income
  Account (Class 2)                          -                         -                        -                         -
  SmallCap Growth
  Account II (Class 2)                       -                         -                        -                         -
  SmallCap Value
  Account I (Class 2)                        -                         -                        -                         -

COLUMBIA FUNDS
VARIABLE INSURANCE
TRUST (Class 1):
  Columbia Variable
  Portfolio - Asset
  Allocation Fund                            -   $                     -                        -   $                     -
  Columbia Variable
  Portfolio - Small Company
  Growth Fund                                -                         -                        -                         -

COLUMBIA FUNDS
VARIABLE INSURANCE
TRUST I:
  Columbia Variable Portfolio
   - High Income Fund (Class 1)              -   $                     -                        -   $                     -
  Columbia Variable Portfolio -
  Marsico Focused Equities
  Fund (Class 1)                             -                         -                        -                         -
  Columbia Variable Portfolio -
  Marsico Growth Fund (Class 1)              -                         -                        -                         -
  Columbia Variable Portfolio -
  Marsico 21st Century Fund
  (Class 1)                                  -                         -                        -                         -
  Columbia Variable Portfolio -
  Mid Cap Growth Fund
   (Class 1)                                 -                         -                        -                         -
  Columbia Variable Portfolio -
  Marsico International
  Opportunities Fund (Class 2)               -                         -                        -                         -

COLUMBIA FUNDS
VARIABLE SERIES
TRUST II (Class 1):
  Columbia Variable Portfolio -
  Diversified Equity Income Fund             -   $                     -                        -   $                     -

AMERICAN FUNDS
INSURANCE SERIES:
  Asset Allocation
  Fund (Class 2)                             -   $                     -                        -   $                     -
  Global Growth Fund
  (Class 2)                                  -                         -                        -                         -
  Growth Fund
   (Class 2)                                 -                         -                        -                         -
  Growth-Income Fund
   (Class 2)                                 -                         -                        -                         -
  Asset Allocation
  Fund (Class 3)                             -                         -                  808,048                     43.68
  Cash Management
   Fund (Class 3)                            -                         -                  603,357                     21.67
  Growth Fund
   (Class 3)                                 -                         -                1,123,989                    157.98
  Growth-Income Fund
   (Class 3)                                 -                         -                1,484,327                    106.51
  High-Income Bond
  Fund (Class 3)                             -                         -                  241,703                     77.20
  International Fund
   (Class 3)                                 -                         -                1,036,109                     41.08
  U.S. Government/AAA-Rated
  Securities Fund (Class 3)                  -                         -                  564,651                     40.15

LORD ABBETT
SERIES FUND,
INC. (Class VC):
  Growth and
  Income Portfolio                     415,308   $                  7.85                1,619,675   $                  7.71
  Mid Cap Value
  Portfolio                                  -                         -                        -                         -

BB&T VARIABLE
INSURANCE FUNDS:
  BB&T Capital
  Manager Equity VIF                         -   $                     -                        -   $                     -
  BB&T Select
   Equity VIF                                -                         -                        -                         -
  BB&T Special
  Opportunities Equity VIF                   -                         -                        -                         -
  BB&T Total
  Return Bond VIF                            -                         -                        -                         -

MTB GROUP OF FUNDS:
  MTB Managed
  Allocation Fund -
  Moderate Growth II                         -   $                     -                        -   $                     -

FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST (Class 2):
  Franklin Income
   Securities Fund                     334,829   $                  9.96                1,367,442   $                  9.91
  Franklin Templeton
   VIP Founding Funds
  Allocation Fund                       61,535                      8.38                  510,100                      8.33

SEASONS SERIES
TRUST (Class 3):
  Allocation
  Balanced Portfolio                   259,862   $                 10.99                1,750,303   $                 10.82
  Allocation
   Growth Portfolio                      2,969                      9.69                  246,811                      9.53
  Allocation
   Moderate Growth Portfolio           540,016                     10.14                2,103,593                      9.97
  Allocation
  Moderate Portfolio                   368,547                     10.63                2,366,049                     10.44
  Real Return Portfolio                513,442                     12.09                2,978,009                     11.87


                                               Contracts With Total                   Contracts With Total
                                                 Expenses of 1.40                      Expenses of 1.52(1)
                                    ------------------------------------------   -----------------------------
                                        Accumulation          Unit value of    Accumulation   Unit value of
                                            units              accumulation       units        accumulation
Variable Accounts                        outstanding              units        outstanding        units
-----------------------------------------------------------   --------------   ------------   --------------
SUNAMERICA SERIES
TRUST (continued):
  Mid-Cap Growth
  Portfolio (Class 3)                                62,594   $        10.12      4,082,576   $         9.86
  Real Estate
  Portfolio (Class 3)                               234,231             7.30      4,355,420            20.32
  Small & Mid Cap
  Value Portfolio (Class 3)                         322,114             9.70     10,515,656            16.06
  Small Company
  Value Portfolio (Class 3)                         187,321             8.53      8,197,153             7.79
  Technology
  Portfolio (Class 3)                                 6,731             9.41      4,887,536             2.07
  Telecom Utility
  Portfolio (Class 3)                                 8,093            11.55        430,309            15.37
  Total Return Bond
  Portfolio (Class 3)                               359,564            13.36      7,841,633            26.87

INVESCO VARIABLE
INSURANCE FUNDS (Series II):
  Invesco Van Kampen
  V.I. Capital Growth Fund                           13,621   $        10.34        845,377   $         9.36
  Invesco Van Kampen
  V.I. Comstock Fund                                215,824             8.26      9,818,975            10.71
  Invesco Van Kampen
  V.I. Growth and Income Fund                       330,023             8.60     16,857,453            12.10

PRINCIPAL VARIABLE
CONTRACTS FUNDS, INC.:
  Diversified International
  Account (Class 1)                                 306,540   $         5.55              -   $            -
  Equity Income Account
  (Class 1)                                       1,889,993             8.95              -                -
  Government & High
  Quality Bond Account
  (Class 1)                                         353,509             8.33              -                -
  Income Account
  (Class 1)                                         742,072             9.32              -                -
  LargeCap Blend
  Account II (Class 1)                              268,186             5.85              -                -
  LargeCap Growth
  Account (Class 1)                                  58,285             6.31              -                -
  MidCap Blend
  Account (Class 1)                                 191,706            10.03              -                -
  Money Market
  Account (Class 1)                                 300,745             6.01              -                -
  Principal Capital
  Appreciation Account (Class 1)                    843,599            11.44              -                -
  Real Estate Securities
  Account (Class 1)                                  41,528            16.71              -                -
  SAM Balanced
  Portfolio (Class 1)                             3,859,073            10.08        279,130             9.95
  SAM Conservative
  Balanced Portfolio
  (Class 1)                                         793,482             7.77              -                -
  SAM Conservative
  Growth Portfolio
  (Class 1)                                       1,192,611             9.76        229,939             9.60
  SAM Flexible Income
  Portfolio (Class 1)                               938,064             9.31              -                -
  SAM Strategic Growth
  Portfolio (Class 1)                               520,027            10.04         70,259             9.91
  Short-Term Income
  Account (Class 1)                                 171,138             7.54              -                -
  SmallCap Growth
  Account II (Class 1)                               53,048             5.58              -                -
  SmallCap Value
  Account I (Class 1)                                17,803             7.76              -                -
  Diversified International
  Account (Class 2)                                       -                -              -                -
  Equity Income
  Account (Class 2)                                       -                -        336,702             8.27
  Government & High
  Quality Bond Account
  (Class 2)                                               -                -              -                -
  Income Account
  (Class 2)                                               -                -              -                -
  LargeCap Blend
  Account II (Class 2)                                    -                -              -                -
  LargeCap Growth
  Account (Class 2)                                       -                -              -                -
  MidCap Blend
  Account (Class 2)                                       -                -              -                -
  Money Market
  Account (Class 2)                                       -                -              -                -
  Principal Capital
  Appreciation Account
  (Class 2)                                               -                -              -                -
  Real Estate Securities
  Account (Class 2)                                       -                -              -                -
  SAM Balanced
  Portfolio (Class 2)                                     -                -      1,367,436             9.74
  SAM Conservative
  Balanced Portfolio
  (Class 2)                                               -                -          6,956            10.47
  SAM Conservative
  Growth Portfolio
  (Class 2)                                               -                -        746,239             9.38
  SAM Flexible Income
  Portfolio (Class 2)                                     -                -         16,243            11.07
  SAM Strategic Growth
  Portfolio (Class 2)                                     -                -        287,522             9.70
  Short-Term Income
  Account (Class 2)                                       -                -              -                -
  SmallCap Growth
  Account II (Class 2)                                    -                -              -                -
  SmallCap Value
  Account I (Class 2)                                     -                -              -                -

COLUMBIA FUNDS VARIABLE INSURANCE
TRUST (Class 1):
  Columbia Variable
  Portfolio - Asset
  Allocation Fund                                         -   $            -         27,682   $        10.81
  Columbia Variable
  Portfolio - Small Company
  Growth Fund                                             -                -         63,802            10.14

COLUMBIA FUNDS
VARIABLE INSURANCE
TRUST I:
  Columbia Variable Portfolio
   - High Income Fund (Class 1)                           -   $            -        347,669   $        18.31
  Columbia Variable Portfolio -
  Marsico Focused Equities
  Fund (Class 1)                                          -                -        553,851             9.98
  Columbia Variable Portfolio -
  Marsico Growth Fund (Class 1)                           -                -        190,273             9.41
  Columbia Variable Portfolio -
  Marsico 21st Century Fund
  (Class 1)                                               -                -         65,702            12.08
  Columbia Variable Portfolio -
  Mid Cap Growth Fund
   (Class 1)                                              -                -         32,305             9.96
  Columbia Variable Portfolio -
  Marsico International
  Opportunities Fund (Class 2)                            -                -        175,160            13.82

COLUMBIA FUNDS
VARIABLE SERIES
TRUST II (Class 1):
  Columbia Variable Portfolio -
  Diversified Equity Income Fund                          -   $            -        235,455   $         9.46

AMERICAN FUNDS
INSURANCE SERIES:
  Asset Allocation
  Fund (Class 2)                                          -   $            -        353,050   $        14.59
  Global Growth Fund
  (Class 2)                                               -                -      4,969,258            19.39
  Growth Fund
   (Class 2)                                              -                -      7,740,355            17.27
  Growth-Income Fund
   (Class 2)                                              -                -      8,877,904            14.43
  Asset Allocation
  Fund (Class 3)                                     32,074            43.08              -                -
  Cash Management
   Fund (Class 3)                                    13,657            21.37              -                -
  Growth Fund
   (Class 3)                                         39,315           155.79              -                -
  Growth-Income Fund
   (Class 3)                                         71,348           105.04              -                -
  High-Income Bond
  Fund (Class 3)                                      7,112            76.13              -                -
  International Fund
   (Class 3)                                         31,788            40.52              -                -
  U.S. Government/AAA-Rated
  Securities Fund (Class 3)                          37,713            39.59              -                -

LORD ABBETT
SERIES FUND,
INC. (Class VC):
  Growth and
  Income Portfolio                                  217,039   $         7.73      9,805,113   $         9.99
  Mid Cap Value
  Portfolio                                               -                -         49,511            11.39

BB&T VARIABLE
INSURANCE FUNDS:
  BB&T Capital
  Manager Equity VIF                                      -   $            -         84,847   $         7.79
  BB&T Select
   Equity VIF                                             -                -        506,838            13.09
  BB&T Special
  Opportunities Equity VIF                                -                -         99,419             8.59
  BB&T Total
  Return Bond VIF                                         -                -        313,787            12.78

MTB GROUP OF FUNDS:
  MTB Managed
  Allocation Fund -
  Moderate Growth II                                      -   $            -             17   $         8.65

FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST (Class 2):
  Franklin Income
   Securities Fund                                  106,654   $         9.87      3,467,774   $         9.82
  Franklin Templeton
   VIP Founding Funds
  Allocation Fund                                    60,757             8.31      2,399,181             8.26

SEASONS SERIES
TRUST (Class 3):
  Allocation
  Balanced Portfolio                                157,068   $        10.87      1,617,812   $        10.78
  Allocation
   Growth Portfolio                                       -                -        163,147             9.49
  Allocation
   Moderate Growth Portfolio                        205,674            10.02      3,219,366             9.93
  Allocation
  Moderate Portfolio                                233,049            10.50      2,445,153            10.40
  Real Return Portfolio                             215,134            11.95      4,557,409            11.83


------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II,Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.


    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)


                                      Contracts With Total Expenses of 1.52(2)        Contracts With Total Expenses of 1.52(3)
                                   ---------------------------------------------   ---------------------------------------------
                                       Accumulation           Unit value of           Accumulation            Unit value of
                                          units               accumulation                units                accumulation
Variable Accounts                      outstanding                units                outstanding                units
--------------------                --------------------   ---------------------   ---------------------   ----------------------
ANCHOR SERIES TRUST:                           4,794,040  $                25.69                       -   $                    -
  Asset Allocation Portfolio
   (Class 1)                                   5,515,595                   46.10                  88,326                    11.91
  Capital Appreciation
   Portfolio (Class 1)                         6,266,943                   20.92                  85,320                    14.29
  Government and Quality
   Bond Portfolio (Class 1)                    2,810,747                   27.15                       -                        -
  Growth Portfolio
   (Class 1)                                   1,366,839                   42.77                       -                        -
  Natural Resources
   Portfolio (Class 1)                                 -                       -                       -                        -
  Asset Allocation
   Portfolio (Class 2)                                 -                       -                       -                        -
  Capital Appreciation
   Portfolio (Class 2)                                 -                       -                       -                        -
  Government and
   Quality Bond
   Portfolio (Class 2)                                 -                       -                       -                        -
  Growth Portfolio
   (Class 2)                                           -                       -                       -                        -
  Natural Resources
   Portfolio (Class 2)                                 -                       -                       -                        -
  Asset Allocation
   Portfolio (Class 3)                                 -                       -                       -                        -
  Capital Appreciation
   Portfolio (Class 3)                                 -                       -                       -                        -
  Government and
   Quality Bond Portfolio (Class 3)                    -                       -                       -                        -
  Growth Portfolio
   (Class 3)                                           -                       -                       -                        -
  Natural Resources
   Portfolio (Class 3)
SUNAMERICA SERIES TRUST:
  Aggressive Growth
   Portfolio (Class 1)                         2,045,474   $               11.23                  10,670   $                 5.94
  Alliance Growth
   Portfolio (Class 1)                         5,153,448                   28.59                  29,961                     8.01
  Balanced
   Portfolio (Class 1)                         2,676,483                   15.77                  22,669                     8.89
  Blue Chip Growth
   Portfolio (Class 1)                         1,062,722                    5.53                  42,830                     6.73
  Capital Growth
   Portfolio (Class 1)                           717,267                    6.67                       -                        -
  Cash Management
   Portfolio (Class 1)                         5,728,322                   13.13                  11,815                    10.14
  Corporate Bond
   Portfolio (Class 1)                         4,144,346                   24.47                       -                        -
  Davis Venture Value
   Portfolio (Class 1)                        12,192,910                   30.63                  98,373                    10.65
  "Dogs" of Wall Street
   Portfolio (Class 1)                         1,505,513                   12.45                       -                        -
  Emerging Markets
   Portfolio (Class 1)                         2,452,716                   15.83                   7,682                    23.71
  Equity Opportunities
   Portfolio (Class 1)                         1,594,173                   16.56                       -                        -
  Fundamental Growth
   Portfolio (Class 1)                         2,444,241                   15.42                  19,297                     6.36
  Global Bond
   Portfolio (Class 1)                         2,135,887                   23.86                  16,681                    15.66
  Global Equities
   Portfolio (Class 1)                         2,767,488                   17.28                   7,359                     7.94
  Growth Opportunities
   Portfolio (Class 1)                         1,966,299                    5.22                       -                        -
  Growth-Income
   Portfolio (Class 1)                         4,870,560                   25.61                  71,822                     8.12
  High-Yield Bond
   Portfolio (Class 1)                         2,875,121                   21.66                       -                        -
  International Diversified
   Equities
   Portfolio (Class 1)                         3,682,595                   11.04                       -                        -
  International Growth
   and Income
   Portfolio (Class 1)                         3,663,743                   11.44                  67,466                     8.20
  Marsico Focused
   Growth
   Portfolio (Class 1)                         1,136,289                   10.49                       -                        -
  MFS Massachusetts
   Investors Trust
   Portfolio (Class 1)                         2,250,597                   20.43                   24,143                      9.88
  MFS Total Return
   Portfolio (Class 1)                         5,467,323                   26.33                   85,110                     12.27
  Mid-Cap Growth
   Portfolio (Class 1)                         2,929,550                   10.10                   61,010                      6.01
  Real Estate
   Portfolio (Class 1)                         1,459,958                   20.81                        -                         -
  Technology
   Portfolio (Class 1)                         3,821,066                    2.12                        -                         -
  Telecom Utility
   Portfolio (Class 1)                           985,633                   15.72                        -                         -
  Total Return Bond
   Portfolio (Class 1)                         2,531,082                   27.48                        -                         -
  Aggressive Growth
   Portfolio (Class 2)                                 -                       -                        -                         -
  Alliance Growth
   Portfolio (Class 2)                                 -                       -                        -                         -
  Balanced
   Portfolio (Class 2)                                 -                       -                        -                         -
  Blue Chip Growth
   Portfolio (Class 2)                                 -                       -                        -                         -
  Capital Growth
   Portfolio (Class 2)                                 -                       -                        -                         -
  Cash Management
   Portfolio (Class 2)                                 -                       -                        -                         -
  Corporate Bond
   Portfolio (Class 2)                                 -                       -                        -                         -
  Davis Venture Value
   Portfolio (Class 2)                                 -                       -                        -                         -
  "Dogs" of Wall Street
   Portfolio (Class 2)                                 -                       -                        -                         -
  Emerging Markets
   Portfolio (Class 2)                                 -                       -                        -                         -
  Equity Opportunities
   Portfolio (Class 2)                                 -                       -                        -                         -
  Foreign Value
   Portfolio (Class 2)                                 -                       -                        -                         -
  Fundamental Growth
   Portfolio (Class 2)                                 -                       -                        -                         -
  Global Bond
   Portfolio (Class 2)                                 -                       -                        -                         -
  Global Equities
   Portfolio (Class 2)                                 -                       -                        -                         -
  Growth Opportunities
   Portfolio (Class 2)                                 -                       -                        -                         -
  Growth-Income
   Portfolio (Class 2)                                 -                       -                        -                         -
  High-Yield Bond
   Portfolio (Class 2)                                 -                       -                        -                         -
  International Diversified
   Equities
   Portfolio (Class 2)                                 -                       -                        -                         -
  International Growth
   and Income
   Portfolio (Class 2)                                 -                       -                        -                         -
  Marsico Focused Growth
   Portfolio (Class 2)                                 -                       -                        -                         -
  MFS Massachusetts
   Investors Trust
   Portfolio (Class 2)                                 -                       -                        -                         -
  MFS Total Return
   Portfolio (Class 2)                                 -                       -                        -                         -
  Mid-Cap Growth
   Portfolio (Class 2)                                 -                       -                        -                         -
  Real Estate
   Portfolio (Class 2)                                 -                       -                        -                         -
  Small & Mid Cap Value
   Portfolio (Class 2)                                 -                       -                        -                         -
  Technology
   Portfolio (Class 2)                                 -                       -                        -                         -
  Telecom Utility
   Portfolio (Class 2)                                 -                       -                        -                         -
  Total Return Bond
   Portfolio (Class 2)                                 -                       -                        -                         -
  Aggressive Growth
   Portfolio (Class 3)                                 -                       -                        -                         -
  Alliance Growth
   Portfolio (Class 3)                                 -                       -                        -                         -
  American Funds
   Asset Allocation SAST
   Portfolio (Class 3)                                 -                       -                        -                         -
  American Funds
   Global Growth SAST
   Portfolio (Class 3)                                 -                       -                        -                         -
  American Funds
   Growth SAST
   Portfolio (Class 3)                                 -                       -                        -                         -
  American Funds
   Growth-Income SAST
   Portfolio (Class 3)                                 -                       -                        -                         -
  Balanced
   Portfolio (Class 3)                                 -                       -                        -                         -
  Blue Chip Growth
   Portfolio (Class 3)                                 -                       -                        -                         -
  Capital Growth
   Portfolio (Class 3)                                 -                       -                        -                         -
  Cash Management
   Portfolio (Class 3)                                 -                       -                        -                         -
  Corporate Bond
   Portfolio (Class 3)                                 -                       -                        -                         -
  Davis Venture Value
   Portfolio (Class 3)                                 -                       -                        -                         -
  "Dogs" of Wall Street
   Portfolio (Class 3)                                 -                       -                        -                         -
  Emerging Markets
   Portfolio (Class 3)                                 -                       -                        -                         -
  Equity Opportunities
   Portfolio (Class 3)                                 -                       -                        -                         -
  Foreign Value
   Portfolio (Class 3)                         1,220,314                   14.01                        -                         -
  Fundamental Growth
   Portfolio (Class 3)                                 -                       -                        -                         -
  Global Bond
   Portfolio (Class 3)                                 -                       -                        -                         -
  Global Equities
   Portfolio (Class 3)                                 -                       -                        -                         -
  Growth Opportunities
   Portfolio (Class 3)                                 -                       -                        -                         -
  Growth-Income
   Portfolio (Class 3)                                 -                       -                        -                         -
  High-Yield Bond
   Portfolio (Class 3)                                 -                       -                        -                         -
  International
   Diversified Equities
   Portfolio (Class 3)                                 -                       -                        -                         -
  International
   Growth and Income
   Portfolio (Class 3)                                 -                       -                        -                         -
  Marsico Focused
   Growth
   Portfolio (Class 3)                                 -                       -                        -                         -
  MFS Massachusetts
   Investors Trust
   Portfolio (Class 3)                                 -                       -                        -                         -
  MFS Total Return
   Portfolio (Class 3)                                 -                       -                        -                         -


                                      Contracts With Total Expenses of 1.52(4)        Contracts With Total Expenses of 1.55(5)
                                   ---------------------------------------------   ---------------------------------------------
                                       Accumulation           Unit value of           Accumulation            Unit value of
                                          units               accumulation                units                accumulation
Variable Accounts                      outstanding                units                outstanding                units
--------------------               ---------------------   ---------------------   ---------------------   ----------------------

ANCHOR SERIES TRUST:                                   -   $                   -                       -   $                    -
  Asset Allocation Portfolio
   (Class 1)                                           -                       -                       -                        -
  Capital Appreciation
   Portfolio (Class 1)                                 -                       -                       -                        -
  Government and Quality
   Bond Portfolio (Class 1)                            -                       -                       -                        -
  Growth Portfolio
   (Class 1)                                           -                       -                       -                        -
  Natural Resources
   Portfolio (Class 1)                             6,221                   25.31                       -                        -
  Asset Allocation
   Portfolio (Class 2)                            15,372                   45.88                  17,624                    45.32
  Capital Appreciation
   Portfolio (Class 2)                            64,449                   20.64                       -                        -
  Government and
   Quality Bond
   Portfolio (Class 2)                            21,253                   26.78                       -                        -
  Growth Portfolio
   (Class 2)                                       4,924                   42.30                       -                        -
  Natural Resources
   Portfolio (Class 2)                           321,322                   25.04                  61,486                    10.63
  Asset Allocation
   Portfolio (Class 3)                           644,399                   45.12                 803,273                    11.37
  Capital Appreciation
   Portfolio (Class 3)                         2,439,972                   20.43               1,099,987                    12.00
  Government and
   Quality Bond Portfolio (Class 3)              342,710                   26.55                  42,804                     8.50
  Growth Portfolio
   (Class 3)                                     213,921                   41.79                 263,119                     9.12
  Natural Resources
   Portfolio (Class 3)
  SUNAMERICA SERIES TRUST:
   Aggressive Growth
   Portfolio (Class 1)                                 -   $                   -                       -   $                    -
  Alliance Growth
   Portfolio (Class 1)                                 -                       -                       -                        -
  Balanced Portfolio (Class 1)                         -                       -                       -                        -
  Blue Chip Growth
   Portfolio (Class 1)                                 -                       -                       -                        -
  Capital Growth
   Portfolio (Class 1)                                 -                       -                       -                        -
  Cash Management
   Portfolio (Class 1)                                 -                       -                       -                        -
  Corporate Bond
   Portfolio (Class 1)                                 -                       -                       -                        -
  Davis Venture Value
   Portfolio (Class 1)                                 -                       -                       -                        -
  "Dogs" of Wall Street
   Portfolio (Class 1)                                 -                       -                       -                        -
  Emerging Markets
   Portfolio (Class 1)                                 -                       -                       -                        -
  Equity Opportunities
   Portfolio (Class 1)                                 -                       -                       -                        -
  Fundamental Growth
   Portfolio (Class 1)                                 -                       -                       -                        -
  Global Bond
   Portfolio (Class 1)                                 -                       -                       -                        -
  Global Equities
   Portfolio (Class 1)                                 -                       -                       -                        -
  Growth Opportunities
   Portfolio (Class 1)                                 -                       -                       -                        -
  Growth-Income
   Portfolio (Class 1)                                 -                       -                       -                        -
  High-Yield Bond
   Portfolio (Class 1)                                 -                       -                       -                        -
  International Diversified
   Equities
   Portfolio (Class 1)                                 -                       -                       -                        -
  International Growth
   and Income
   Portfolio (Class 1)                                 -                       -                       -                        -
  Marsico Focused
   Growth
   Portfolio (Class 1)                                 -                       -                       -                        -
  MFS Massachusetts
   Investors Trust
   Portfolio (Class 1)                                 -                       -                       -                        -
  MFS Total Return
   Portfolio (Class 1)                                 -                       -                       -                        -
  Mid-Cap Growth
   Portfolio (Class 1)                                 -                       -                       -                        -
  Real Estate
   Portfolio (Class 1)                                 -                       -                       -                        -
  Technology
   Portfolio (Class 1)                                 -                       -                       -                        -
  Telecom Utility
   Portfolio (Class 1)                                 -                       -                       -                        -
  Total Return Bond
   Portfolio (Class 1)                                 -                       -                       -                        -
  Aggressive Growth
   Portfolio (Class 2)                             6,506                   11.05                       -                        -
  Alliance Growth
   Portfolio (Class 2)                            11,088                   28.04                   4,440                    27.93
  Balanced
   Portfolio (Class 2)                            12,851                   15.52                       -                        -
  Blue Chip Growth
   Portfolio (Class 2)                             5,331                    5.46                       -                        -
  Capital Growth
   Portfolio (Class 2)                             1,836                    6.57                       -                        -
  Cash Management
   Portfolio (Class 2)                            66,946                   12.93                       -                        -
  Corporate Bond
   Portfolio (Class 2)                            18,340                   24.11                       -                        -
  Davis Venture Value
   Portfolio (Class 2)                            30,885                   30.14                  10,510                    30.08
  "Dogs" of Wall Street
   Portfolio (Class 2)                             1,264                   12.29                       -                        -
  Emerging Markets
   Portfolio (Class 2)                            11,355                   15.60                       -                        -
  Equity Opportunities
   Portfolio (Class 2)                            15,196                   16.32                       -                        -
  Foreign Value
   Portfolio (Class 2)                            14,069                   14.12                       -                        -
  Fundamental Growth
   Portfolio (Class 2)                             3,916                   15.19                       -                        -
  Global Bond
   Portfolio (Class 2)                            18,697                   23.49                       -                        -
  Global Equities
   Portfolio (Class 2)                            14,749                   17.03                   5,591                    17.00
  Growth Opportunities
   Portfolio (Class 2)                             4,448                    5.16                       -                        -
  Growth-Income
   Portfolio (Class 2)                             7,687                   25.19                       -                        -
  High-Yield Bond
   Portfolio (Class 2)                             5,841                   21.33                       -                        -
  International Diversified
   Equities
   Portfolio (Class 2)                            28,882                   10.88                       -                        -
  International Growth
   and Income
   Portfolio (Class 2)                             8,905                   11.29                       -                        -
  Marsico Focused Growth
   Portfolio (Class 2)                                 -                       -                       -                        -
  MFS Massachusetts
   Investors Trust
   Portfolio (Class 2)                             6,565                   20.15                       -                        -
  MFS Total Return
   Portfolio (Class 2)                            24,267                   25.94                       -                        -
  Mid-Cap Growth
   Portfolio (Class 2)                            24,447                    9.95                  19,327                     9.93
  Real Estate
   Portfolio (Class 2)                            10,839                   20.51                       -                        -
  Small & Mid Cap Value
   Portfolio (Class 2)                            26,302                   16.19                       -                        -
  Technology
   Portfolio (Class 2)                             8,132                    2.09                   4,613                     2.09
  Telecom Utility
   Portfolio (Class 2)                                 -                       -                       -                        -
  Total Return Bond
   Portfolio (Class 2)                                 -                       -                       -                        -
  Aggressive Growth
   Portfolio (Class 3)                           115,877                   10.94                  58,142                     7.06
  Alliance Growth
   Portfolio (Class 3)                           451,348                   27.80                  79,112                     9.10
  American Funds
   Asset Allocation SAST
   Portfolio (Class 3)                             2,083                    9.37                 573,897                     9.33
  American Funds
   Global Growth SAST
   Portfolio (Class 3)                            51,852                    9.45               2,247,636                     9.51
  American Funds
   Growth SAST
   Portfolio (Class 3)                            55,210                    8.97               1,213,663                     8.91
  American Funds
   Growth-Income SAST
   Portfolio (Class 3)                            39,974                    8.19                 744,823                     8.33
  Balanced
   Portfolio (Class 3)                           105,240                   15.38                 204,618                    10.10
  Blue Chip Growth
   Portfolio (Class 3)                           107,420                    5.41                 481,080                     9.15
  Capital Growth
   Portfolio (Class 3)                           209,513                    6.50                  13,528                     8.66
  Cash Management
   Portfolio (Class 3)                         1,875,180                   12.82                 208,912                     9.77
  Corporate Bond
   Portfolio (Class 3)                         1,586,735                   23.81               1,222,633                    13.80
  Davis Venture Value
   Portfolio (Class 3)                         1,087,564                   29.88               1,458,108                     8.43
  "Dogs" of Wall Street
   Portfolio (Class 3)                           134,235                   12.16                 172,274                    10.39
  Emerging Markets
   Portfolio (Class 3)                           520,626                   15.44                 396,372                     9.63
  Equity Opportunities
   Portfolio (Class 3)                           317,362                   16.16                  36,397                     8.58
  Foreign Value
   Portfolio (Class 3)                         1,103,294                   14.01               2,633,121                     7.90
  Fundamental Growth
   Portfolio (Class 3)                           122,835                   15.05                  23,952                     8.88
  Global Bond
   Portfolio (Class 3)                           414,174                   23.30                 537,721                    13.21
  Global Equities
   Portfolio (Class 3)                           121,232                   16.84                 138,496                     7.87
  Growth Opportunities
   Portfolio (Class 3)                           706,653                    5.10                 841,304                     9.89
  Growth-Income
   Portfolio (Class 3)                            56,303                   24.98                 186,899                     8.49
  High-Yield Bond
   Portfolio (Class 3)                           304,539                   21.15                 337,668                    10.62
  International
   Diversified Equities
   Portfolio (Class 3)                         1,150,177                   10.80                 169,812                     8.22
  International
   Growth and Income
   Portfolio (Class 3)                           773,714                   11.14                 126,898                     6.64
  Marsico Focused
   Growth
   Portfolio (Class 3)                            54,537                   10.24                 410,401                     9.47
  MFS Massachusetts
   Investors Trust
   Portfolio (Class 3)                           119,886                   19.97               1,227,954                     9.28
  MFS Total Return
   Portfolio (Class 3)                           723,405                   25.71                 205,892                     9.87

----------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6) Offered in WM Diversified Strategies III product.

(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                     Contracts With Total           Contracts With Total
                                                                      Expenses of 1.52(2)           Expenses of 1.52(3)
                                                                  -----------------------------  ------------------------------
                                                                  Accumulation   Unit value of   Accumulation    Unit value of
                                                                     units       accumulation        units       accumulation
Variable Accounts                                                 outstanding        units        outstanding       units
------------------------------------------------------------------------------   -------------   ------------    -------------


SUNAMERICA SERIES TRUST (continued):
   Mid-Cap Growth Portfolio (Class 3)                                        -   $           -              -    $          -
   Real Estate Portfolio (Class 3)                                           -               -              -               -
   Small & Mid Cap Value Portfolio (Class 3)                           838,977           16.06              -               -
   Small Company Value Portfolio (Class 3)                                   -               -              -               -
   Technology Portfolio (Class 3)                                            -               -              -               -
   Telecom Utility Portfolio (Class 3)                                       -               -              -               -
   Total Return Bond Portfolio (Class 3)                                     -               -              -               -

INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. Capital Growth Fund                         405,072   $        9.31              -    $          -
   Invesco Van Kampen V.I. Comstock Fund                             4,221,962           10.71              -               -
   Invesco Van Kampen V.I. Growth and Income Fund                    3,345,295           12.14              -               -

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)                               -   $           -              -    $          -
   Equity Income Account (Class 1)                                           -               -              -               -
   Government & High Quality Bond Account (Class 1)                          -               -              -               -
   Income Account (Class 1)                                                  -               -              -               -
   LargeCap Blend Account II (Class 1)                                       -               -              -               -
   LargeCap Growth Account (Class 1)                                         -               -              -               -
   MidCap Blend Account (Class 1)                                            -               -              -               -
   Money Market Account (Class 1)                                            -               -              -               -
   Principal Capital Appreciation Account (Class 1)                          -               -              -               -
   Real Estate Securities Account (Class 1)                                  -               -              -               -
   SAM Balanced Portfolio (Class 1)                                          -               -              -               -
   SAM Conservative Balanced Portfolio (Class 1)                             -               -              -               -
   SAM Conservative Growth Portfolio (Class 1)                               -               -              -               -
   SAM Flexible Income Portfolio (Class 1)                                   -               -              -               -
   SAM Strategic Growth Portfolio (Class 1)                                  -               -              -               -
   Short-Term Income Account (Class 1)                                       -               -              -               -
   SmallCap Growth Account II (Class 1)                                      -               -              -               -
   SmallCap Value Account I (Class 1)                                        -               -              -               -
   Diversified International Account (Class 2)                               -               -              -               -
   Equity Income Account (Class 2)                                           -               -              -               -
   Government & High Quality Bond Account (Class 2)                          -               -              -               -
   Income Account (Class 2)                                                  -               -              -               -
   LargeCap Blend Account II (Class 2)                                       -               -              -               -
   LargeCap Growth Account (Class 2)                                         -               -              -               -
   MidCap Blend Account (Class 2)                                            -               -              -               -
   Money Market Account (Class 2)                                            -               -              -               -
   Principal Capital Appreciation Account (Class 2)                          -               -              -               -
   Real Estate Securities Account (Class 2)                                  -               -              -               -
   SAM Balanced Portfolio (Class 2)                                          -               -              -               -
   SAM Conservative Balanced Portfolio (Class 2)                             -               -              -               -
   SAM Conservative Growth Portfolio (Class 2)                               -               -              -               -
   SAM Flexible Income Portfolio (Class 2)                                   -               -              -               -
   SAM Strategic Growth Portfolio (Class 2)                                  -               -              -               -
   Short-Term Income Account (Class 2)                                       -               -              -               -
   SmallCap Growth Account II (Class 2)                                      -               -              -               -
   SmallCap Value Account I (Class 2)                                        -               -              -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
   Columbia Variable Portfolio - Asset Allocation Fund                       -   $           -         21,771    $      10.81
   Columbia Variable Portfolio - Small Company Growth Fund                   -               -         52,011           10.14

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
    Columbia Variable Portfolio - High Income Fund (Class 1)                 -   $           -         41,923    $      18.31
    Columbia Variable Portfolio - Marsico Focused
     Equities Fund (Class 1)                                                 -               -         94,675            9.98
    Columbia Variable Portfolio - Marsico Growth Fund (Class 1)              -               -         46,227            9.41
    Columbia Variable Portfolio - Marsico 21st
     Century Fund (Class 1)                                                  -               -         18,449           12.08
    Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)              -               -         34,685            9.96
    Columbia Variable Portfolio - Marsico
      International Opportunities Fund (Class 2)                             -               -         17,992           13.82

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
    Columbia Variable Portfolio - Diversified
     Equity Income Fund                                                      -   $           -         31,741    $       9.46

AMERICAN FUNDS INSURANCE SERIES:
    Asset Allocation Fund (Class 2)                                  4,160,695   $       14.59              -    $          -
    Global Growth Fund (Class 2)                                     3,801,933           19.39              -               -
    Growth Fund (Class 2)                                            5,336,868           17.27              -               -
    Growth-Income Fund (Class 2)                                     7,428,907           14.43              -               -
    Asset Allocation Fund (Class 3)                                          -               -              -               -
    Cash Management Fund (Class 3)                                           -               -              -               -
    Growth Fund (Class 3)                                                    -               -              -               -
    Growth-Income Fund (Class 3)                                             -               -              -               -
    High-Income Bond Fund (Class 3)                                          -               -              -               -
    International Fund (Class 3)                                             -               -              -               -
    U.S. Government/AAA-Rated Securities Fund (Class 3)                      -               -              -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
    Growth and Income Portfolio                                      2,986,619   $        9.99              -    $          -
    Mid Cap Value Portfolio                                          1,926,826           11.39              -               -

BB&T VARIABLE INSURANCE FUNDS:
    BB&T Capital Manager Equity VIF                                          -   $           -              -    $          -
    BB&T Select Equity VIF                                                   -               -              -               -
    BB&T Special Opportunities Equity VIF                                    -               -              -               -
    BB&T Total Return Bond VIF                                               -               -              -               -

MTB GROUP OF FUNDS:
    MTB Managed Allocation Fund - Moderate Growth II                         -   $           -              -    $          -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
    Franklin Income Securities Fund                                          -   $           -              -    $          -
    Franklin Templeton VIP Founding Funds Allocation Fund                    -               -              -               -

SEASONS SERIES TRUST (Class 3):
    Allocation Balanced Portfolio                                            -   $           -              -    $          -
    Allocation Growth Portfolio                                              -               -              -               -
    Allocation Moderate Growth Portfolio                                     -               -              -               -
    Allocation Moderate Portfolio                                            -               -              -               -
    Real Return Portfolio                                                    -               -              -               -


                                                                   Contracts With Total          Contracts With Total
                                                                    Expenses of 1.52(4)           Expenses of 1.55(5)
                                                               -----------------------------  ---------------------------
                                                               Accumulation   Unit value of   Accumulation   Unit value of
                                                                   units       accumulation      units        accumulation
Variable Accounts                                               outstanding       units       outstanding        units
---------------------------------------------------------------------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   Mid-Cap Growth Portfolio (Class 3)                               445,971   $        9.86         302,536   $       10.03
   Real Estate Portfolio (Class 3)                                  355,835           20.32       1,080,401            7.25
   Small & Mid Cap Value Portfolio (Class 3)                      1,059,706           16.06       1,594,273            9.62
   Small Company Value Portfolio (Class 3)                          475,973            7.79         928,691            8.46
   Technology Portfolio (Class 3)                                   677,853            2.07          41,568            9.34
   Telecom Utility Portfolio (Class 3)                               11,567           15.37          33,508           11.40
   Total Return Bond Portfolio (Class 3)                             78,793           26.87       2,994,283           13.20

INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. Capital Growth Fund                      109,956   $        9.47          59,192   $       10.24
   Invesco Van Kampen V.I. Comstock Fund                            673,971           10.78       1,410,751            8.21
   Invesco Van Kampen V.I. Growth and Income Fund                 1,402,449           12.05       1,623,892            8.53

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)                            -   $           -          17,713   $        5.47
   Equity Income Account (Class 1)                                        -               -         290,593            8.82
   Government & High Quality Bond Account (Class 1)                       -               -          99,922            8.20
   Income Account (Class 1)                                               -               -         154,935            9.17
   LargeCap Blend Account II (Class 1)                                    -               -          89,806            5.76
   LargeCap Growth Account (Class 1)                                      -               -          22,057            6.21
   MidCap Blend Account (Class 1)                                         -               -          23,170            9.87
   Money Market Account (Class 1)                                         -               -         161,455            5.95
   Principal Capital Appreciation Account (Class 1)                       -               -         112,832           11.26
   Real Estate Securities Account (Class 1)                               -               -           4,834           16.25
   SAM Balanced Portfolio (Class 1)                                       -               -         828,768            9.93
   SAM Conservative Balanced Portfolio (Class 1)                          -               -         141,652            7.67
   SAM Conservative Growth Portfolio (Class 1)                            -               -         530,530            9.61
   SAM Flexible Income Portfolio (Class 1)                                -               -          94,592            9.18
   SAM Strategic Growth Portfolio (Class 1)                               -               -         172,474            9.88
   Short-Term Income Account (Class 1)                                    -               -          67,163            7.44
   SmallCap Growth Account II (Class 1)                                   -               -          14,484            5.51
   SmallCap Value Account I (Class 1)                                     -               -           1,751            7.66
   Diversified International Account (Class 2)                            -               -               -               -
   Equity Income Account (Class 2)                                        -               -               -               -
   Government & High Quality Bond Account (Class 2)                       -               -               -               -
   Income Account (Class 2)                                               -               -               -               -
   LargeCap Blend Account II (Class 2)                                    -               -               -               -
   LargeCap Growth Account (Class 2)                                      -               -               -               -
   MidCap Blend Account (Class 2)                                         -               -               -               -
   Money Market Account (Class 2)                                         -               -               -               -
   Principal Capital Appreciation Account (Class 2)                       -               -               -               -
   Real Estate Securities Account (Class 2)                               -               -               -               -
   SAM Balanced Portfolio (Class 2)                                       -               -               -               -
   SAM Conservative Balanced Portfolio (Class 2)                          -               -               -               -
   SAM Conservative Growth Portfolio (Class 2)                            -               -               -               -
   SAM Flexible Income Portfolio (Class 2)                                -               -               -               -
   SAM Strategic Growth Portfolio (Class 2)                               -               -               -               -
   Short-Term Income Account (Class 2)                                    -               -               -               -
   SmallCap Growth Account II (Class 2)                                   -               -               -               -
   SmallCap Value Account I (Class 2)                                     -               -               -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
   Columbia Variable Portfolio - Asset Allocation Fund                    -   $           -               -   $           -
   Columbia Variable Portfolio - Small Company Growth Fund                -               -               -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
    Columbia Variable Portfolio - High Income Fund (Class 1)        295,446   $       18.24               -   $           -
    Columbia Variable Portfolio - Marsico Focused
     Equities Fund (Class 1)                                        980,817           10.02               -               -
    Columbia Variable Portfolio - Marsico Growth Fund (Class 1)           -               -               -               -
    Columbia Variable Portfolio - Marsico 21st
     Century Fund (Class 1)                                               -               -               -               -
    Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)           -               -               -               -
    Columbia Variable Portfolio - Marsico
      International Opportunities Fund (Class 2)                          -               -               -               -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
    Columbia Variable Portfolio - Diversified
     Equity Income Fund                                                   -   $           -               -   $           -

AMERICAN FUNDS INSURANCE SERIES:
    Asset Allocation Fund (Class 2)                                       -   $           -               -   $           -
    Global Growth Fund (Class 2)                                  1,274,093           19.39               -               -
    Growth Fund (Class 2)                                         1,829,958           17.27               -               -
    Growth-Income Fund (Class 2)                                  1,799,995           14.43               -               -
    Asset Allocation Fund (Class 3)                                       -               -               -               -
    Cash Management Fund (Class 3)                                        -               -               -               -
    Growth Fund (Class 3)                                                 -               -               -               -
    Growth-Income Fund (Class 3)                                          -               -               -               -
    High-Income Bond Fund (Class 3)                                       -               -               -               -
    International Fund (Class 3)                                          -               -               -               -
    U.S. Government/AAA-Rated Securities Fund (Class 3)                   -               -               -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
    Growth and Income Portfolio                                     590,972   $        9.99         740,512   $        7.67
    Mid Cap Value Portfolio                                               -               -               -               -

BB&T VARIABLE INSURANCE FUNDS:
    BB&T Capital Manager Equity VIF                                  28,299   $        7.79               -   $           -
    BB&T Select Equity VIF                                          110,944           13.09               -               -
    BB&T Special Opportunities Equity VIF                            30,615            8.59               -               -
    BB&T Total Return Bond VIF                                      122,169           12.78               -               -

MTB GROUP OF FUNDS:
    MTB Managed Allocation Fund - Moderate Growth II                      -   $           -               -   $           -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
    Franklin Income Securities Fund                                       -   $           -         628,826   $        9.84
    Franklin Templeton VIP Founding Funds Allocation Fund                 -               -         165,720            8.27

SEASONS SERIES TRUST (Class 3):
    Allocation Balanced Portfolio                                         -   $           -         836,865   $       10.77
    Allocation Growth Portfolio                                           -               -         118,046            9.48
    Allocation Moderate Growth Portfolio                                  -               -       1,076,988            9.92
    Allocation Moderate Portfolio                                         -               -         972,559           10.40
    Real Return Portfolio                                                 -               -       1,349,295           11.82

----------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II,Polaris Choice III, and Polaris Preferred Solution products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,and Polaris Platinum III products.

(6) Offered in WM Diversified Strategies III product.

(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                Contracts With Total               Contracts With Total
                                                                Expenses of 1.55(6)                Expenses of 1.65
                                                           --------------------------------  --------------------------------
                                                           Accumulation     Unit value of     Accumulation     Unit value of
                                                               units        Accumulation          Units         accumulation
Variable Accounts                                          outstanding         units          outstanding         units
-------------------------------------------------------   --------------   ---------------   --------------    --------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                                 -   $           -                -      $           -
  Capital Appreciation Portfolio (Class 1)                             -               -                -                  -
  Government and Quality Bond Portfolio (Class 1)                      -               -                -                  -
  Growth Portfolio (Class 1)                                           -               -                -                  -
  Natural Resources Portfolio (Class 1)                                -               -                -                  -
  Asset Allocation Portfolio (Class 2)                                 -               -                -                  -
  Capital Appreciation Portfolio (Class 2)                        19,448           46.54                -                  -
  Government and Quality Bond Portfolio (Class 2)                      -               -                -                  -
  Growth Portfolio (Class 2)                                           -               -                -                  -
  Natural Resources Portfolio (Class 2)                                -               -                -                  -
  Asset Allocation Portfolio (Class 3)                                 -               -           39,467              10.57
  Capital Appreciation Portfolio (Class 3)                             -               -          925,380              11.28
  Government and Quality Bond Portfolio (Class 3)                      -               -        1,440,658              11.92
  Growth Portfolio (Class 3)                                           -               -          115,976               8.43
  Natural Resources Portfolio (Class 3)                                -               -          312,662               9.03

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                                -   $           -                -      $           -
  Alliance Growth Portfolio (Class 1)                                  -               -                -                  -
  Balanced Portfolio (Class 1)                                         -               -                -                  -
  Blue Chip Growth Portfolio (Class 1)                                 -               -                -                  -
  Capital Growth Portfolio (Class 1)                                   -               -                -                  -
  Cash Management Portfolio (Class 1)                                  -               -                -                  -
  Corporate Bond Portfolio (Class 1)                                   -               -                -                  -
  Davis Venture Value Portfolio (Class 1)                              -               -                -                  -
  "Dogs" of Wall Street Portfolio (Class 1)                            -               -                -                  -
  Emerging Markets Portfolio (Class 1)                                 -               -                -                  -
  Equity Opportunities Portfolio (Class 1)                             -               -                -                  -
  Fundamental Growth Portfolio (Class 1)                               -               -                -                  -
  Global Bond Portfolio (Class 1)                                      -               -                -                  -
  Global Equities Portfolio (Class 1)                                  -               -                -                  -
  Growth Opportunities Portfolio (Class 1)                             -               -                -                  -
  Growth-Income Portfolio (Class 1)                                    -               -                -                  -
  High-Yield Bond Portfolio (Class 1)                                  -               -                -                  -
  International Diversified Equities Portfolio (Class 1)               -               -                -                  -
  International Growth and Income Portfolio (Class 1)                  -               -                -                  -
  Marsico Focused Growth Portfolio (Class 1)                           -               -                -                  -
  MFS Massachusetts Investors Trust Portfolio (Class 1)                -               -                -                  -
  MFS Total Return Portfolio (Class 1)                                 -               -                -                  -
  Mid-Cap Growth Portfolio (Class 1)                                   -               -                -                  -
  Real Estate Portfolio (Class 1)                                      -               -                -                  -
  Technology Portfolio (Class 1)                                       -               -                -                  -
  Telecom Utility Portfolio (Class 1)                                  -               -                -                  -
  Total Return Bond Portfolio (Class 1)                                -               -                -                  -
  Aggressive Growth Portfolio (Class 2)                                -               -                -                  -
  Alliance Growth Portfolio (Class 2)                              7,532           28.19                -                  -
  Balanced Portfolio (Class 2)                                         -               -                -                  -
  Blue Chip Growth Portfolio (Class 2)                                 -               -                -                  -
  Capital Growth Portfolio (Class 2)                                   -               -                -                  -
  Cash Management Portfolio (Class 2)                                  -               -                -                  -
  Corporate Bond Portfolio (Class 2)                                   -               -                -                  -
  Davis Venture Value Portfolio (Class 2)                              -               -                -                  -
  "Dogs" of Wall Street Portfolio (Class 2)                            -               -                -                  -
  Emerging Markets Portfolio (Class 2)                                 -               -                -                  -
  Equity Opportunities Portfolio (Class 2)                             -               -                -                  -
  Foreign Value Portfolio (Class 2)                                    -               -                -                  -
  Fundamental Growth Portfolio (Class 2)                               -               -                -                  -
  Global Bond Portfolio (Class 2)                                      -               -                -                  -
  Global Equities Portfolio (Class 2)                             11,738           17.07                -                  -
  Growth Opportunities Portfolio (Class 2)                             -               -                -                  -
  Growth-Income Portfolio (Class 2)                                    -               -                -                  -
  High-Yield Bond Portfolio (Class 2)                                  -               -                -                  -
  International Diversified Equities Portfolio (Class 2)               -               -                -                  -
  International Growth and Income Portfolio (Class 2)                  -               -                -                  -
  Marsico Focused Growth Portfolio (Class 2)                           -               -                -                  -
  MFS Massachusetts Investors Trust Portfolio (Class 2)                -               -                -                  -
  MFS Total Return Portfolio (Class 2)                                 -               -                -                  -
  Mid-Cap Growth Portfolio (Class 2)                               5,643            9.96                -                  -
  Real Estate Portfolio (Class 2)                                      -               -                -                  -
  Small & Mid Cap Value Portfolio (Class 2)                            -               -                -                  -
  Technology Portfolio (Class 2)                                  34,386            2.08                -                  -
  Telecom Utility Portfolio (Class 2)                                  -               -                -                  -
  Total Return Bond Portfolio (Class 2)                                -               -                -                  -
  Aggressive Growth Portfolio (Class 3)                                -               -           94,673               7.08
  Alliance Growth Portfolio (Class 3)                                  -               -           63,988               9.05
  American Funds Asset Allocation SAST Portfolio (Class 3)             -               -          869,374               9.28
  American Funds Global Growth SAST Portfolio (Class 3)                -               -        2,418,200               9.45
  American Funds Growth SAST Portfolio (Class 3)                       -               -        1,348,709               8.87
  American Funds Growth-Income SAST Portfolio (Class 3)                -               -        1,052,004               8.29
  Balanced Portfolio (Class 3)                                         -               -          140,399              10.00
  Blue Chip Growth Portfolio (Class 3)                                 -               -          481,874               9.10
  Capital Growth Portfolio (Class 3)                                   -               -           89,963               8.58
  Cash Management Portfolio (Class 3)                                  -               -          448,796               9.71
  Corporate Bond Portfolio (Class 3)                                   -               -        1,511,279              13.70
  Davis Venture Value Portfolio (Class 3)                              -               -        1,474,967               8.38
  "Dogs" of Wall Street Portfolio (Class 3)                            -               -           92,022              10.34
  Emerging Markets Portfolio (Class 3)                                 -               -          680,953               9.55
  Equity Opportunities Portfolio (Class 3)                             -               -           22,207               8.54
  Foreign Value Portfolio (Class 3)                                    -               -        2,750,032               7.86
  Fundamental Growth Portfolio (Class 3)                               -               -          168,733               8.79
  Global Bond Portfolio (Class 3)                                      -               -          823,385              13.15
  Global Equities Portfolio (Class 3)                                  -               -          185,473               7.83
  Growth Opportunities Portfolio (Class 3)                             -               -          928,669               9.84
  Growth-Income Portfolio (Class 3)                                    -               -          451,665               8.49
  High-Yield Bond Portfolio (Class 3)                                  -               -          382,965              10.53
  International Diversified Equities Portfolio (Class 3)               -               -          253,397               8.14
  International Growth and Income Portfolio (Class 3)                  -               -          495,554               6.60
  Marsico Focused Growth Portfolio (Class 3)                           -               -          461,787               9.39
  MFS Massachusetts Investors Trust Portfolio (Class 3)                -               -        1,346,983              9.19
  MFS Total Return Portfolio (Class 3)                                 -               -          437,445               9.82

                                                                     Contracts With Total               Contracts With Total
                                                                       Expenses of 1.70                 Expenses of 1.72(4)
                                                              ----------------------------------  ----------------------------------
                                                                Accumulation      Unit value of     Accumulation      Unit value of
                                                                   units          accumulation         units          Accumulation
Variable Accounts                                               outstanding           units         outstanding           units
------------------------------------------------------------  ----------------   ---------------  ----------------   ---------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                                      -      $         -                  -    $             -
  Capital Appreciation Portfolio (Class 1)                                  -                -                  -                  -
  Government and Quality Bond Portfolio (Class 1)                           -                -                  -                  -
  Growth Portfolio (Class 1)                                                -                -                  -                  -
  Natural Resources Portfolio (Class 1)                                     -                -                  -                  -
  Asset Allocation Portfolio (Class 2)                                      -                -             14,503              24.86
  Capital Appreciation Portfolio (Class 2)                              9,741            45.90             26,005              45.10
  Government and Quality Bond Portfolio (Class 2)                           -                -             69,460              20.24
  Growth Portfolio (Class 2)                                                -                -             16,278              26.29
  Natural Resources Portfolio (Class 2)                                     -                -              5,865              41.42
  Asset Allocation Portfolio (Class 3)                                      -                -            375,790              24.62
  Capital Appreciation Portfolio (Class 3)                                  -                -            998,997              44.33
  Government and Quality Bond Portfolio (Class 3)                           -                -          3,646,570              20.07
  Growth Portfolio (Class 3)                                                -                -            530,686              26.07
  Natural Resources Portfolio (Class 3)                                     -                -            359,615              40.98

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                                     -      $         -                  -    $             -
  Alliance Growth Portfolio (Class 1)                                       -                -                  -                  -
  Balanced Portfolio (Class 1)                                              -                -                  -                  -
  Blue Chip Growth Portfolio (Class 1)                                      -                -                  -                  -
  Capital Growth Portfolio (Class 1)                                        -                -                  -                  -
  Cash Management Portfolio (Class 1)                                       -                -                  -                  -
  Corporate Bond Portfolio (Class 1)                                        -                -                  -                  -
  Davis Venture Value Portfolio (Class 1)                                   -                -                  -                  -
  "Dogs" of Wall Street Portfolio (Class 1)                                 -                -                  -                  -
  Emerging Markets Portfolio (Class 1)                                      -                -                  -                  -
  Equity Opportunities Portfolio (Class 1)                                  -                -                  -                  -
  Fundamental Growth Portfolio (Class 1)                                    -                -                  -                  -
  Global Bond Portfolio (Class 1)                                           -                -                  -                  -
  Global Equities Portfolio (Class 1)                                       -                -                  -                  -
  Growth Opportunities Portfolio (Class 1)                                  -                -                  -                  -
  Growth-Income Portfolio (Class 1)                                         -                -                  -                  -
  High-Yield Bond Portfolio (Class 1)                                       -                -                  -                  -
  International Diversified Equities Portfolio (Class 1)                    -                -                  -                  -
  International Growth and Income Portfolio (Class 1)                       -                -                  -                  -
  Marsico Focused Growth Portfolio (Class 1)                                -                -                  -                  -
  MFS Massachusetts Investors Trust Portfolio (Class 1)                     -                -                  -                  -
  MFS Total Return Portfolio (Class 1)                                      -                -                  -                  -
  Mid-Cap Growth Portfolio (Class 1)                                        -                -                  -                  -
  Real Estate Portfolio (Class 1)                                           -                -                  -                  -
  Technology Portfolio (Class 1)                                            -                -                  -                  -
  Telecom Utility Portfolio (Class 1)                                       -                -                  -                  -
  Total Return Bond Portfolio (Class 1)                                     -                -                  -                  -
  Aggressive Growth Portfolio (Class 2)                                     -                -              8,510              10.88
  Alliance Growth Portfolio (Class 2)                                   3,848            27.78             10,152              27.55
  Balanced Portfolio (Class 2)                                              -                -             11,092              15.25
  Blue Chip Growth Portfolio (Class 2)                                      -                -             21,592               5.36
  Capital Growth Portfolio (Class 2)                                        -                -             23,015               6.47
  Cash Management Portfolio (Class 2)                                       -                -             30,110              12.71
  Corporate Bond Portfolio (Class 2)                                        -                -             27,596              23.66
  Davis Venture Value Portfolio (Class 2)                                   -                -             35,300              29.55
  "Dogs" of Wall Street Portfolio (Class 2)                                 -                -             11,168              12.08
  Emerging Markets Portfolio (Class 2)                                      -                -              6,271              15.34
  Equity Opportunities Portfolio (Class 2)                                  -                -              5,551              16.05
  Foreign Value Portfolio (Class 2)                                         -                -             11,069              13.85
  Fundamental Growth Portfolio (Class 2)                                    -                -             17,219              14.94
  Global Bond Portfolio (Class 2)                                           -                -             14,941              23.13
  Global Equities Portfolio (Class 2)                                   6,312            17.37              9,798              16.77
  Growth Opportunities Portfolio (Class 2)                                  -                -             19,473               5.05
  Growth-Income Portfolio (Class 2)                                         -                -             17,022              24.78
  High-Yield Bond Portfolio (Class 2)                                       -                -             18,588              21.00
  International Diversified Equities Portfolio (Class 2)                    -                -             41,680              10.72
  International Growth and Income Portfolio (Class 2)                       -                -             16,401              11.09
  Marsico Focused Growth Portfolio (Class 2)                                -                -                  -                  -
  MFS Massachusetts Investors Trust Portfolio (Class 2)                     -                -              7,084              19.78
  MFS Total Return Portfolio (Class 2)                                      -                -             51,432              25.48
  Mid-Cap Growth Portfolio (Class 2)                                    9,448             9.79             26,146               9.76
  Real Estate Portfolio (Class 2)                                           -                -             10,907              20.18
  Small & Mid Cap Value Portfolio (Class 2)                                 -                -             13,467              15.88
  Technology Portfolio (Class 2)                                       19,374             2.05              7,415               2.05
  Telecom Utility Portfolio (Class 2)                                       -                -                  -                  -
  Total Return Bond Portfolio (Class 2)                                     -                -                  -                  -
  Aggressive Growth Portfolio (Class 3)                                     -                -             85,822              10.72
  Alliance Growth Portfolio (Class 3)                                       -                -            779,088              27.30
  American Funds Asset Allocation SAST Portfolio (Class 3)                  -                -              1,547               9.30
  American Funds Global Growth SAST Portfolio (Class 3)                     -                -             55,387               9.37
  American Funds Growth SAST Portfolio (Class 3)                            -                -            161,115               8.89
  American Funds Growth-Income SAST Portfolio (Class 3)                     -                -             72,500               8.12
  Balanced Portfolio (Class 3)                                              -                -            190,250              15.09
  Blue Chip Growth Portfolio (Class 3)                                      -                -            271,000               5.30
  Capital Growth Portfolio (Class 3)                                        -                -            478,434               6.38
  Cash Management Portfolio (Class 3)                                       -                -          2,258,153              12.59
  Corporate Bond Portfolio (Class 3)                                        -                -          2,578,424              23.46
  Davis Venture Value Portfolio (Class 3)                                   -                -          1,891,345              29.35
  "Dogs" of Wall Street Portfolio (Class 3)                                 -                -            246,624              11.94
  Emerging Markets Portfolio (Class 3)                                      -                -            790,122              15.14
  Equity Opportunities Portfolio (Class 3)                                  -                -            406,175              15.86
  Foreign Value Portfolio (Class 3)                                         -                -          1,799,262              13.75
  Fundamental Growth Portfolio (Class 3)                                    -                -            230,642              14.74
  Global Bond Portfolio (Class 3)                                           -                -            613,360              22.82
  Global Equities Portfolio (Class 3)                                       -                -            186,411              16.54
  Growth Opportunities Portfolio (Class 3)                                  -                -            995,689               5.00
  Growth-Income Portfolio (Class 3)                                         -                -             67,152              24.50
  High-Yield Bond Portfolio (Class 3)                                       -                -            550,994              20.75
  International Diversified Equities Portfolio (Class 3)                    -                -          2,019,859              10.60
  International Growth and Income Portfolio (Class 3)                       -                -          1,352,084              10.97
  Marsico Focused Growth Portfolio (Class 3)                                -                -            172,172              10.06
  MFS Massachusetts Investors Trust Portfolio (Class 3)                     -                -            223,118              19.61
  MFS Total Return Portfolio (Class 3)                                      -                -          1,457,282              25.23

----------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II,Polaris Choice III, and Polaris Preferred Solution products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,and Polaris Platinum III products.

(6) Offered in WM Diversified Strategies III product.

(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                    Contracts With Total                  Contracts With Total
                                                                     Expenses of 1.55(6)                    Expenses of 1.65
                                                           ---------------------------------------  --------------------------------
                                                               Accumulation        Unit value of     Accumulation     Unit value of
                                                                  units             accumulation         units         accumulation
Variable Accounts                                              outstanding             units          outstanding         units
--------------------------------------------------------   --------------------   ---------------   ----------------   -------------
SUNAMERICA SERIES TRUST (continued):
 Mid-Cap Growth Portfolio (Class 3)                                           -    $           -            380,474    $        9.99
 Real Estate Portfolio (Class 3)                                              -                -          1,248,967             7.20
 Small & Mid Cap Value Portfolio (Class 3)                                    -                -          1,972,724             9.58
 Small Company Value Portfolio (Class 3)                                      -                -          1,034,428             8.43
 Technology Portfolio (Class 3)                                               -                -             39,554             9.27
 Telecom Utility Portfolio (Class 3)                                          -                -             76,325            11.39
 Total Return Bond Portfolio (Class 3)                                        -                -          3,191,903            13.16

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                                  -    $           -             74,136    $       10.22
 Invesco Van Kampen V.I. Comstock Fund                                   38,171            10.73          1,437,229             8.16
 Invesco Van Kampen V.I. Growth and Income Fund                               -                -          1,819,783             8.47

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
 Diversified International Account (Class 1)                                  -    $           -                  -     $          -
 Equity Income Account (Class 1)                                              -                -                  -                -
 Government & High Quality Bond Account (Class 1)                             -                -                  -                -
 Income Account (Class 1)                                                     -                -                  -                -
 LargeCap Blend Account II (Class 1)                                          -                -                  -                -
 LargeCap Growth Account (Class 1)                                            -                -                  -                -
 MidCap Blend Account (Class 1)                                               -                -                  -                -
 Money Market Account (Class 1)                                               -                -                  -                -
 Principal Capital Appreciation Account (Class 1)                             -                -                  -                -
 Real Estate Securities Account (Class 1)                                     -                -                  -                -
 SAM Balanced Portfolio (Class 1)                                             -                -                  -                -
 SAM Conservative Balanced Portfolio (Class 1)                                -                -                  -                -
 SAM Conservative Growth Portfolio (Class 1)                                  -                -                  -                -
 SAM Flexible Income Portfolio (Class 1)                                      -                -                  -                -
 SAM Strategic Growth Portfolio (Class 1)                                     -                -                  -                -
 Short-Term Income Account (Class 1)                                          -                -                  -                -
 SmallCap Growth Account II (Class 1)                                         -                -                  -                -
 SmallCap Value Account I (Class 1)                                           -                -                  -                -
 Diversified International Account (Class 2)                            128,372             5.36                  -                -
 Equity Income Account (Class 2)                                        892,984             8.58                  -                -
 Government & High Quality Bond Account (Class 2)                       101,220             7.97                  -                -
 Income Account (Class 2)                                               383,356             8.99                  -                -
 LargeCap Blend Account II (Class 2)                                     70,621             5.59                  -                -
 LargeCap Growth Account (Class 2)                                       42,566             6.07                  -                -
 MidCap Blend Account (Class 2)                                          54,069             9.61                  -                -
 Money Market Account (Class 2)                                         200,388             5.82                  -                -
 Principal Capital Appreciation Account (Class 2)                       157,398            10.94                  -                -
 Real Estate Securities Account (Class 2)                                10,806            16.43                  -                -
 SAM Balanced Portfolio (Class 2)                                     1,861,279             9.71                  -                -
 SAM Conservative Balanced Portfolio (Class 2)                          549,803             7.50                  -                -
 SAM Conservative Growth Portfolio (Class 2)                            763,289             9.36                  -                -
 SAM Flexible Income Portfolio (Class 2)                                848,874             8.96                  -                -
 SAM Strategic Growth Portfolio (Class 2)                               370,554             9.64                  -                -
 Short-Term Income Account (Class 2)                                    153,668             7.26                  -                -
 SmallCap Growth Account II (Class 2)                                    29,656             5.36                  -                -
 SmallCap Value Account I (Class 2)                                       7,471             7.61                  -                -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
 Columbia Variable Portfolio - Asset Allocation Fund                          -    $           -                  -     $          -
 Columbia Variable Portfolio - Small Company Growth Fund                      -                -                  -                -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
 Columbia Variable Portfolio - High Income Fund (Class 1)                     -    $           -                  -     $          -
 Columbia Variable Portfolio - Marsico Focused
      Equities Fund (Class 1)                                                 -                -                  -                -
 Columbia Variable Portfolio - Marsico Growth Fund (Class 1)                  -                -                  -                -
 Columbia Variable Portfolio - Marsico 21st Century Fund (Class 1)            -                -                  -                -
 Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)                  -                -                  -                -
 Columbia Variable Portfolio - Marsico International
      Opportunities Fund (Class 2)                                            -               -                   -                -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
 Columbia Variable Portfolio - Diversified Equity Income Fund                 -    $           -                  -     $          -

AMERICAN FUNDS INSURANCE SERIES:
 Asset Allocation Fund (Class 2)                                              -    $           -                  -     $          -
 Global Growth Fund (Class 2)                                                 -                -                  -                -
 Growth Fund (Class 2)                                                        -                -                  -                -
 Growth-Income Fund (Class 2)                                                 -                -                  -                -
 Asset Allocation Fund (Class 3)                                              -                -                  -                -
 Cash Management Fund (Class 3)                                               -                -                  -                -
 Growth Fund (Class 3)                                                        -                -                  -                -
 Growth-Income Fund (Class 3)                                                 -                -                  -                -
 High-Income Bond Fund (Class 3)                                              -                -                  -                -
 International Fund (Class 3)                                                 -                -                  -                -
 U.S. Government/AAA-Rated Securities Fund (Class 3)                          -                -                  -                -

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                                  -    $           -            925,968    $        7.59
 Mid Cap Value Portfolio                                                      -                -                  -                -

BB&T VARIABLE INSURANCE FUNDS:
 BB&T Capital Manager Equity VIF                                              -    $           -                  -    $           -
 BB&T Select Equity VIF                                                       -                -                  -                -
 BB&T Special Opportunities Equity VIF                                        -                -                  -                -
 BB&T Total Return Bond VIF                                                   -                -                  -                -

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                             -    $           -                  -    $           -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                              -    $           -            711,201    $        9.78
 Franklin Templeton VIP Founding Funds Allocation Fund                        -                -            231,622             8.24

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                                -    $           -            713,629    $       10.69
 Allocation Growth Portfolio                                                  -                -            129,412             9.41
 Allocation Moderate Growth Portfolio                                         -                -          1,221,086             9.85
 Allocation Moderate Portfolio                                                -                -          1,001,029            10.33
 Real Return Portfolio                                                        -                -          1,262,430            11.74


                                                                      Contracts With Total           Contracts With Total
                                                                        Expenses of 1.70             Expenses of 1.72(4)
                                                                 ------------------------------  ------------------------------
                                                                 Accumulation    Unit value of   Accumulation    Unit value of
                                                                     units        accumulation       units       accumulation
Variable Accounts                                                 outstanding        units        outstanding       units
-------------------------------------------------------------   --------------   --------------  -------------   --------------
SUNAMERICA SERIES TRUST (continued):
 Mid-Cap Growth Portfolio (Class 3)                                          -      $          -       657,921   $       9.68
 Real Estate Portfolio (Class 3)                                             -                 -       659,789          19.94
 Small & Mid Cap Value Portfolio (Class 3)                                   -                 -     1,583,754          15.76
 Small Company Value Portfolio (Class 3)                                     -                 -       740,057           7.71
 Technology Portfolio (Class 3)                                              -                 -       958,003           2.03
 Telecom Utility Portfolio (Class 3)                                         -                 -        43,045          15.04
 Total Return Bond Portfolio (Class 3)                                       -                 -       128,772          26.36

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                                 -     $           -       190,740     $     9.30
 Invesco Van Kampen V.I. Comstock Fund                                  53,004             10.54     1,101,564          10.62
 Invesco Van Kampen V.I. Growth and Income Fund                              -                 -     2,364,414          11.84

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
 Diversified International Account (Class 1)                                 -     $           -             -     $        -
 Equity Income Account (Class 1)                                             -                 -             -              -
 Government & High Quality Bond Account (Class 1)                            -                 -             -              -
 Income Account (Class 1)                                                    -                 -             -              -
 LargeCap Blend Account II (Class 1)                                         -                 -             -              -
 LargeCap Growth Account (Class 1)                                           -                 -             -              -
 MidCap Blend Account (Class 1)                                              -                 -             -              -
 Money Market Account (Class 1)                                              -                 -             -              -
 Principal Capital Appreciation Account (Class 1)                            -                 -             -              -
 Real Estate Securities Account (Class 1)                                    -                 -             -              -
 SAM Balanced Portfolio (Class 1)                                            -                 -             -              -
 SAM Conservative Balanced Portfolio (Class 1)                               -                 -             -              -
 SAM Conservative Growth Portfolio (Class 1)                                 -                 -             -              -
 SAM Flexible Income Portfolio (Class 1)                                     -                 -             -              -
 SAM Strategic Growth Portfolio (Class 1)                                    -                 -             -              -
 Short-Term Income Account (Class 1)                                         -                 -             -              -
 SmallCap Growth Account II (Class 1)                                        -                 -             -              -
 SmallCap Value Account I (Class 1)                                          -                 -             -              -
 Diversified International Account (Class 2)                            36,660              5.26             -              -
 Equity Income Account (Class 2)                                       123,369              8.45             -              -
 Government & High Quality Bond Account (Class 2)                       36,256              7.86             -              -
 Income Account (Class 2)                                               60,017              8.86             -              -
 LargeCap Blend Account II (Class 2)                                    11,231              5.52             -              -
 LargeCap Growth Account (Class 2)                                      13,314              5.99             -              -
 MidCap Blend Account (Class 2)                                          9,133              9.50             -              -
 Money Market Account (Class 2)                                         64,092              5.73             -              -
 Principal Capital Appreciation Account (Class 2)                       33,105             10.78             -              -
 Real Estate Securities Account (Class 2)                                3,675             16.06             -              -
 SAM Balanced Portfolio (Class 2)                                      910,572              9.58             -              -
 SAM Conservative Balanced Portfolio (Class 2)                         177,079              7.40             -              -
 SAM Conservative Growth Portfolio (Class 2)                           876,857              9.24             -              -
 SAM Flexible Income Portfolio (Class 2)                               172,817              8.83             -              -
 SAM Strategic Growth Portfolio (Class 2)                              349,409              9.50             -              -
 Short-Term Income Account (Class 2)                                    49,919              7.17             -              -
 SmallCap Growth Account II (Class 2)                                    7,467              5.27             -              -
 SmallCap Value Account I (Class 2)                                      3,361              7.53             -              -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
 Columbia Variable Portfolio - Asset Allocation Fund                         -      $          -             -   $          -
 Columbia Variable Portfolio - Small Company Growth Fund                     -                 -             -              -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
 Columbia Variable Portfolio - High Income Fund (Class 1)                    -      $          -       341,074    $     17.91
 Columbia Variable Portfolio - Marsico Focused
      Equities Fund (Class 1)                                                -                 -     1,052,039           9.84
 Columbia Variable Portfolio - Marsico Growth Fund (Class 1)                 -                 -             -              -
 Columbia Variable Portfolio - Marsico 21st Century Fund
      (Class 1)                                                              -                 -             -              -
 Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)                 -                 -             -              -
 Columbia Variable Portfolio - Marsico International
      Opportunities Fund (Class 2)                                           -                 -             -              -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
 Columbia Variable Portfolio - Diversified Equity Income Fund                -      $          -             -   $          -

AMERICAN FUNDS INSURANCE SERIES:
 Asset Allocation Fund (Class 2)                                             -      $          -             -   $          -
 Global Growth Fund (Class 2)                                                -                 -     1,864,278          19.04
 Growth Fund (Class 2)                                                       -                 -     3,216,332          16.96
 Growth-Income Fund (Class 2)                                                -                 -     3,296,297          14.16
 Asset Allocation Fund (Class 3)                                             -                 -             -              -
 Cash Management Fund (Class 3)                                              -                 -             -              -
 Growth Fund (Class 3)                                                       -                 -             -              -
 Growth-Income Fund (Class 3)                                                -                 -             -              -
 High-Income Bond Fund (Class 3)                                             -                 -             -              -
 International Fund (Class 3)                                                -                 -             -              -
 U.S. Government/AAA-Rated Securities Fund (Class 3)                         -                 -             -              -

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                                 -     $           -     1,067,950   $       9.77
 Mid Cap Value Portfolio                                                     -                 -             -              -

BB&T VARIABLE INSURANCE FUNDS:
 BB&T Capital Manager Equity VIF                                             -     $           -        16,960   $       7.55
 BB&T Select Equity VIF                                                      -                 -       124,246          12.95
 BB&T Special Opportunities Equity VIF                                       -                 -         9,548           8.39
 BB&T Total Return Bond VIF                                                  -                 -        52,854          12.74

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                            -     $           -             -   $          -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                             -     $           -             -   $          -
 Franklin Templeton VIP Founding Funds Allocation Fund                       -                 -             -              -

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                               -     $           -             -   $          -
 Allocation Growth Portfolio                                                 -                 -             -              -
 Allocation Moderate Growth Portfolio                                        -                 -             -              -
 Allocation Moderate Portfolio                                               -                 -             -              -
 Real Return Portfolio                                                       -                 -             -              -

----------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II,Polaris Choice III, and Polaris Preferred Solution products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution,and Polaris Platinum III products.

(6) Offered in WM Diversified Strategies III product.

(7) Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                               Contracts With Total                  Contracts With Total
                                                                Expenses of 1.77(1)                   Expenses of 1.77(2)
                                                       ------------------------------------  ------------------------------------
                                                          Accumulation       Unit value of      Accumulation       Unit value of
                                                             units           accumulation           units          accumulation
Variable Accounts                                          outstanding           units           outstanding           units
---------------------------------------------------    ------------------------------------  ------------------------------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                                  -  $              -              30,378  $          25.03
  Capital Appreciation Portfolio (Class 1)                              -                 -             157,819             44.87
  Government and Quality Bond Portfolio (Class 1)                       -                 -             169,224             20.37
  Growth Portfolio (Class 1)                                            -                 -              57,254             26.43
  Natural Resources Portfolio (Class 1)                                 -                 -              31,478             41.63
  Asset Allocation Portfolio (Class 2)                             47,474             24.70                   -                 -
  Capital Appreciation Portfolio (Class 2)                        137,378             44.37                   -                 -
  Government and Quality Bond Portfolio (Class 2)                 372,339             20.11                   -                 -
  Growth Portfolio (Class 2)                                      130,270             26.11                   -                 -
  Natural Resources Portfolio (Class 2)                            77,499             41.08                   -                 -
  Asset Allocation Portfolio (Class 3)                             65,504             24.72                   -                 -
  Capital Appreciation Portfolio (Class 3)                        901,271             44.10                   -                 -
  Government and Quality Bond Portfolio (Class 3)               4,114,193             19.96                   -                 -
  Growth Portfolio (Class 3)                                      507,771             25.93                   -                 -
  Natural Resources Portfolio (Class 3)                           372,216             40.85                   -                 -

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                                 -  $              -              18,468  $          10.94
  Alliance Growth Portfolio (Class 1)                                   -                 -              63,979             27.83
  Balanced Portfolio (Class 1)                                          -                 -              36,786             15.35
  Blue Chip Growth Portfolio (Class 1)                                  -                 -              54,348              5.38
  Capital Growth Portfolio (Class 1)                                    -                 -              56,715              6.49
  Cash Management Portfolio (Class 1)                                   -                 -              94,215             12.78
  Corporate Bond Portfolio (Class 1)                                    -                 -             130,170             23.81
  Davis Venture Value Portfolio (Class 1)                               -                 -             252,374             29.81
  "Dogs" of Wall Street Portfolio (Class 1)                             -                 -              46,529             12.12
  Emerging Markets Portfolio (Class 1)                                  -                 -              37,261             15.42
  Equity Opportunities Portfolio (Class 1)                              -                 -              58,351             16.12
  Fundamental Growth Portfolio (Class 1)                                -                 -              28,807             15.01
  Global Bond Portfolio (Class 1)                                       -                 -              46,289             23.23
  Global Equities Portfolio (Class 1)                                   -                 -              25,086             16.82
  Growth Opportunities Portfolio (Class 1)                              -                 -              57,626              5.09
  Growth-Income Portfolio (Class 1)                                     -                 -              61,243             24.93
  High-Yield Bond Portfolio (Class 1)                                   -                 -              60,590             21.11
  International Diversified Equities Portfolio (Class 1)                -                 -              54,598             10.75
  International Growth and Income Portfolio (Class 1)                   -                 -             116,543             11.13
  Marsico Focused Growth Portfolio (Class 1)                            -                 -             112,667             10.21
  MFS Massachusetts Investors Trust Portfolio (Class 1)                 -                 -              38,109             19.89
  MFS Total Return Portfolio (Class 1)                                  -                 -             269,052             25.64
  Mid-Cap Growth Portfolio (Class 1)                                    -                 -             228,301              9.83
  Real Estate Portfolio (Class 1)                                       -                 -              20,793             20.25
  Technology Portfolio (Class 1)                                        -                 -             109,405              2.06
  Telecom Utility Portfolio (Class 1)                                   -                 -              15,714             15.31
  Total Return Bond Portfolio (Class 1)                                 -                 -              44,406             26.81
  Aggressive Growth Portfolio (Class 2)                            52,539             10.78                   -                 -
  Alliance Growth Portfolio (Class 2)                              84,499             27.31                   -                 -
  Balanced Portfolio (Class 2)                                     71,554             15.15                   -                 -
  Blue Chip Growth Portfolio (Class 2)                             86,671              5.32                   -                 -
  Capital Growth Portfolio (Class 2)                               46,736              6.41                   -                 -
  Cash Management Portfolio (Class 2)                             226,011             12.63                   -                 -
  Corporate Bond Portfolio (Class 2)                              183,155             23.50                   -                 -
  Davis Venture Value Portfolio (Class 2)                         274,626             29.38                   -                 -
  "Dogs" of Wall Street Portfolio (Class 2)                        86,638             11.97                   -                 -
  Emerging Markets Portfolio (Class 2)                             83,333             15.22                   -                 -
  Equity Opportunities Portfolio (Class 2)                         59,611             15.92                   -                 -
  Foreign Value Portfolio (Class 2)                               132,303             13.79                   -                 -
  Fundamental Growth Portfolio (Class 2)                           24,743             14.82                   -                 -
  Global Bond Portfolio (Class 2)                                  66,353             22.91                   -                 -
  Global Equities Portfolio (Class 2)                              35,442             16.59                   -                 -
  Growth Opportunities Portfolio (Class 2)                        106,349              5.02                   -                 -
  Growth-Income Portfolio (Class 2)                                58,530             24.58                   -                 -
  High-Yield Bond Portfolio (Class 2)                             129,092             20.80                   -                 -
  International Diversified Equities Portfolio (Class 2)          158,479             10.60                   -                 -
  International Growth and Income Portfolio (Class 2)             120,608             11.02                   -                 -
  Marsico Focused Growth Portfolio (Class 2)                      167,741             10.09                   -                 -
  MFS Massachusetts Investors Trust Portfolio (Class 2)            68,677             19.65                   -                 -
  MFS Total Return Portfolio (Class 2)                            236,237             25.29                   -                 -
  Mid-Cap Growth Portfolio (Class 2)                              178,172              9.70                   -                 -
  Real Estate Portfolio (Class 2)                                  78,158             19.98                   -                 -
  Small & Mid Cap Value Portfolio (Class 2)                       144,254             15.82                   -                 -
  Technology Portfolio (Class 2)                                  188,306              2.04                   -                 -
  Telecom Utility Portfolio (Class 2)                              55,192             15.14                   -                 -
  Total Return Bond Portfolio (Class 2)                            94,964             26.39                   -                 -
  Aggressive Growth Portfolio (Class 3)                           156,268             10.69                   -                 -
  Alliance Growth Portfolio (Class 3)                             276,472             27.16                   -                 -
  American Funds Asset Allocation SAST Portfolio (Class 3)      2,145,561              9.25                   -                 -
  American Funds Global Growth SAST Portfolio (Class 3)         6,118,123              9.34                   -                 -
  American Funds Growth SAST Portfolio (Class 3)                4,870,561              8.86                   -                 -
  American Funds Growth-Income SAST Portfolio (Class 3)         4,628,629              8.09                   -                 -
  Balanced Portfolio (Class 3)                                    129,968             15.03                   -                 -
  Blue Chip Growth Portfolio (Class 3)                          1,461,414              5.28                   -                 -
  Capital Growth Portfolio (Class 3)                            1,481,490              6.41                   -                 -
  Cash Management Portfolio (Class 3)                           1,581,370             12.51                   -                 -
  Corporate Bond Portfolio (Class 3)                            3,489,139             23.29                   -                 -
  Davis Venture Value Portfolio (Class 3)                       1,809,708             29.19                   -                 -
  "Dogs" of Wall Street Portfolio (Class 3)                       222,559             11.90                   -                 -
  Emerging Markets Portfolio (Class 3)                          1,288,023             15.09                   -                 -
  Equity Opportunities Portfolio (Class 3)                         94,991             15.79                   -                 -
  Foreign Value Portfolio (Class 3)                             3,976,483             13.68              41,778             13.68
  Fundamental Growth Portfolio (Class 3)                        1,072,560             14.69                   -                 -
  Global Bond Portfolio (Class 3)                               1,166,789             22.68                   -                 -
  Global Equities Portfolio (Class 3)                             203,135             16.39                   -                 -
  Growth Opportunities Portfolio (Class 3)                      4,012,986              4.99                   -                 -
  Growth-Income Portfolio (Class 3)                               107,457             24.39                   -                 -
  High-Yield Bond Portfolio (Class 3)                             691,722             20.65                   -                 -
  International Diversified Equities Portfolio (Class 3)        1,890,168             10.54                   -                 -
  International Growth and Income Portfolio (Class 3)           2,974,676             10.92                   -                 -
  Marsico Focused Growth Portfolio (Class 3)                      970,481             10.00                   -                 -
  MFS Massachusetts Investors Trust Portfolio (Class 3)         1,438,766             19.51                   -                 -
  MFS Total Return Portfolio (Class 3)                            724,926             25.11                   -                 -

                                                               Contracts With Total                  Contracts With Total
                                                                Expenses of 1.77(3)                    Expenses of 1.80
                                                       ------------------------------------  ------------------------------------
                                                          Accumulation     Unit value of        Accumulation      Unit value of
                                                              units         accumulation            units         accumulation
Variable Accounts                                          outstanding          units            outstanding          units
---------------------------------------------------    ------------------------------------  ------------------------------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                                  -  $              -                   -  $           -
  Capital Appreciation Portfolio (Class 1)                         25,594             12.14                   -              -
  Government and Quality Bond Portfolio (Class 1)                  29,088             13.91                   -              -
  Growth Portfolio (Class 1)                                            -                 -                   -              -
  Natural Resources Portfolio (Class 1)                                 -                 -                   -              -
  Asset Allocation Portfolio (Class 2)                                  -                 -                   -              -
  Capital Appreciation Portfolio (Class 2)                              -                 -              11,102          44.10
  Government and Quality Bond Portfolio (Class 2)                       -                 -                   -              -
  Growth Portfolio (Class 2)                                            -                 -                   -              -
  Natural Resources Portfolio (Class 2)                                 -                 -                   -              -
  Asset Allocation Portfolio (Class 3)                                  -                 -               4,165          10.53
  Capital Appreciation Portfolio (Class 3)                              -                 -              41,283          11.23
  Government and Quality Bond Portfolio (Class 3)                       -                 -              38,601          11.85
  Growth Portfolio (Class 3)                                            -                 -               6,692           8.38
  Natural Resources Portfolio (Class 3)                                 -                 -              15,793           9.00

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                             2,025  $           5.79                   -  $           -
  Alliance Growth Portfolio (Class 1)                              19,510              7.62                   -              -
  Balanced Portfolio (Class 1)                                     89,232              8.66                   -              -
  Blue Chip Growth Portfolio (Class 1)                             17,823              6.55                   -              -
  Capital Growth Portfolio (Class 1)                                    -                 -                   -              -
  Cash Management Portfolio (Class 1)                              24,392              9.95                   -              -
  Corporate Bond Portfolio (Class 1)                                    -                 -                   -              -
  Davis Venture Value Portfolio (Class 1)                          36,034             10.28                   -              -
  "Dogs" of Wall Street Portfolio (Class 1)                             -                 -                   -              -
  Emerging Markets Portfolio (Class 1)                              5,975             23.10                   -              -
  Equity Opportunities Portfolio (Class 1)                              -                 -                   -              -
  Fundamental Growth Portfolio (Class 1)                               11              6.20                   -              -
  Global Bond Portfolio (Class 1)                                  13,260             15.25                   -              -
  Global Equities Portfolio (Class 1)                               3,929              7.73                   -              -
  Growth Opportunities Portfolio (Class 1)                              -                 -                   -              -
  Growth-Income Portfolio (Class 1)                                15,484              7.91                   -              -
  High-Yield Bond Portfolio (Class 1)                                   -                 -                   -              -
  International Diversified Equities Portfolio (Class 1)                -                 -                   -              -
  International Growth and Income Portfolio (Class 1)              24,754              7.99                   -              -
  Marsico Focused Growth Portfolio (Class 1)                            -                 -                   -              -
  MFS Massachusetts Investors Trust Portfolio (Class 1)             8,701              9.12                   -              -
  MFS Total Return Portfolio (Class 1)                             11,221             11.96                   -              -
  Mid-Cap Growth Portfolio (Class 1)                               10,602              5.86                   -              -
  Real Estate Portfolio (Class 1)                                       -                 -                   -              -
  Technology Portfolio (Class 1)                                        -                 -                   -              -
  Telecom Utility Portfolio (Class 1)                                   -                 -                   -              -
  Total Return Bond Portfolio (Class 1)                                 -                 -                   -              -
  Aggressive Growth Portfolio (Class 2)                                 -                 -                   -              -
  Alliance Growth Portfolio (Class 2)                                   -                 -                 677          27.43
  Balanced Portfolio (Class 2)                                          -                 -                   -              -
  Blue Chip Growth Portfolio (Class 2)                                  -                 -                   -              -
  Capital Growth Portfolio (Class 2)                                    -                 -                   -              -
  Cash Management Portfolio (Class 2)                                   -                 -                   -              -
  Corporate Bond Portfolio (Class 2)                                    -                 -                   -              -
  Davis Venture Value Portfolio (Class 2)                               -                 -               3,410          29.32
  "Dogs" of Wall Street Portfolio (Class 2)                             -                 -                   -              -
  Emerging Markets Portfolio (Class 2)                                  -                 -                   -              -
  Equity Opportunities Portfolio (Class 2)                              -                 -                   -              -
  Foreign Value Portfolio (Class 2)                                     -                 -                   -              -
  Fundamental Growth Portfolio (Class 2)                                -                 -                   -              -
  Global Bond Portfolio (Class 2)                                       -                 -                   -              -
  Global Equities Portfolio (Class 2)                                   -                 -               1,570          16.63
  Growth Opportunities Portfolio (Class 2)                              -                 -                   -              -
  Growth-Income Portfolio (Class 2)                                     -                 -                   -              -
  High-Yield Bond Portfolio (Class 2)                                   -                 -                   -              -
  International Diversified Equities Portfolio (Class 2)                -                 -                   -              -
  International Growth and Income Portfolio (Class 2)                   -                 -                   -              -
  Marsico Focused Growth Portfolio (Class 2)                            -                 -                   -              -
  MFS Massachusetts Investors Trust Portfolio (Class 2)                 -                 -                   -              -
  MFS Total Return Portfolio (Class 2)                                  -                 -                   -              -
  Mid-Cap Growth Portfolio (Class 2)                                    -                 -               8,618           9.69
  Real Estate Portfolio (Class 2)                                       -                 -                   -              -
  Small & Mid Cap Value Portfolio (Class 2)                             -                 -                   -              -
  Technology Portfolio (Class 2)                                        -                 -              44,339           2.04
  Telecom Utility Portfolio (Class 2)                                   -                 -                   -              -
  Total Return Bond Portfolio (Class 2)                                 -                 -                   -              -
  Aggressive Growth Portfolio (Class 3)                                 -                 -               2,112           6.97
  Alliance Growth Portfolio (Class 3)                                   -                 -               4,228           8.98
  American Funds Asset Allocation SAST Portfolio (Class 3)              -                 -              31,073           9.20
  American Funds Global Growth SAST Portfolio (Class 3)                 -                 -              51,240           9.39
  American Funds Growth SAST Portfolio (Class 3)                        -                 -              34,083           8.80
  American Funds Growth-Income SAST Portfolio (Class 3)                 -                 -              20,607           8.22
  Balanced Portfolio (Class 3)                                          -                 -              13,243           9.96
  Blue Chip Growth Portfolio (Class 3)                                  -                 -              17,429           9.02
  Capital Growth Portfolio (Class 3)                                    -                 -               5,111           8.49
  Cash Management Portfolio (Class 3)                                   -                 -               1,691           9.64
  Corporate Bond Portfolio (Class 3)                                    -                 -              40,756          13.62
  Davis Venture Value Portfolio (Class 3)                               -                 -              38,323           8.32
  "Dogs" of Wall Street Portfolio (Class 3)                             -                 -                  84          10.07
  Emerging Markets Portfolio (Class 3)                                  -                 -              18,665           9.50
  Equity Opportunities Portfolio (Class 3)                              -                 -                 858           8.38
  Foreign Value Portfolio (Class 3)                                     -                 -              68,187           7.80
  Fundamental Growth Portfolio (Class 3)                                -                 -              16,089           8.75
  Global Bond Portfolio (Class 3)                                       -                 -              30,947          13.04
  Global Equities Portfolio (Class 3)                                   -                 -               3,155           7.75
  Growth Opportunities Portfolio (Class 3)                              -                 -              17,861           9.77
  Growth-Income Portfolio (Class 3)                                     -                 -               8,867           8.20
  High-Yield Bond Portfolio (Class 3)                                   -                 -              10,315          10.51
  International Diversified Equities Portfolio (Class 3)                -                 -              10,884           8.11
  International Growth and Income Portfolio (Class 3)                   -                 -              34,811           6.56
  Marsico Focused Growth Portfolio (Class 3)                            -                 -              10,647           9.34
  MFS Massachusetts Investors Trust Portfolio (Class 3)                 -                 -              24,539           9.12
  MFS Total Return Portfolio (Class 3)                                  -                 -               8,705           9.69

-----------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                       Contracts With Total               Contracts With Total
                                                                       Expenses of 1.77(1)                Expenses of 1.77(2)
                                                                ---------------------------------  ---------------------------------
                                                                   Accumulation    Unit value of      Accumulation    Unit value of
                                                                      units        accumulation           units       accumulation
Variable Accounts                                                   outstanding        units           outstanding        units
------------------------------------------------------------    ---------------------------------  ---------------------------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                     1,073,821  $        9.63                   -  $           -
  Real Estate Portfolio (Class 3)                                        1,572,814          19.86                   -              -
  Small & Mid Cap Value Portfolio (Class 3)                              3,605,334          15.68              20,997          15.68
  Small Company Value Portfolio (Class 3)                                3,325,380           7.68                   -              -
  Technology Portfolio (Class 3)                                           982,168           2.02                   -              -
  Telecom Utility Portfolio (Class 3)                                      105,406          15.17                   -              -
  Total Return Bond Portfolio (Class 3)                                  3,099,118          26.44                   -              -

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                              179,486  $        9.14              41,920  $        9.05
  Invesco Van Kampen V.I. Comstock Fund                                  3,246,136          10.47             257,173          10.45
  Invesco Van Kampen V.I. Growth and Income Fund                         5,182,547          11.83             163,173          11.85

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                                    -  $           -                   -  $           -
  Equity Income Account (Class 1)                                                -              -                   -              -
  Government & High Quality Bond Account (Class 1)                               -              -                   -              -
  Income Account (Class 1)                                                       -              -                   -              -
  LargeCap Blend Account II (Class 1)                                            -              -                   -              -
  LargeCap Growth Account (Class 1)                                              -              -                   -              -
  MidCap Blend Account (Class 1)                                                 -              -                   -              -
  Money Market Account (Class 1)                                                 -              -                   -              -
  Principal Capital Appreciation Account (Class 1)                               -              -                   -              -
  Real Estate Securities Account (Class 1)                                       -              -                   -              -
  SAM Balanced Portfolio (Class 1)                                         127,100           9.71                   -              -
  SAM Conservative Balanced Portfolio (Class 1)                                  -              -                   -              -
  SAM Conservative Growth Portfolio (Class 1)                               93,018           9.40                   -              -
  SAM Flexible Income Portfolio (Class 1)                                        -              -                   -              -
  SAM Strategic Growth Portfolio (Class 1)                                  36,329           9.67                   -              -
  Short-Term Income Account (Class 1)                                            -              -                   -              -
  SmallCap Growth Account II (Class 1)                                           -              -                   -              -
  SmallCap Value Account I (Class 1)                                             -              -                   -              -
  Diversified International Account (Class 2)                                    -              -                   -              -
  Equity Income Account (Class 2)                                           27,662           8.18                   -              -
  Government & High Quality Bond Account (Class 2)                               -              -                   -              -
  Income Account (Class 2)                                                       -              -                   -              -
  LargeCap Blend Account II (Class 2)                                            -              -                   -              -
  LargeCap Growth Account (Class 2)                                              -              -                   -              -
  MidCap Blend Account (Class 2)                                                 -              -                   -              -
  Money Market Account (Class 2)                                                 -              -                   -              -
  Principal Capital Appreciation Account (Class 2)                               -              -                   -              -
  Real Estate Securities Account (Class 2)                                       -              -                   -              -
  SAM Balanced Portfolio (Class 2)                                         137,347           9.49                   -              -
  SAM Conservative Balanced Portfolio (Class 2)                             43,257          10.35                   -              -
  SAM Conservative Growth Portfolio (Class 2)                               29,646           9.15                   -              -
  SAM Flexible Income Portfolio (Class 2)                                        4          10.94                   -              -
  SAM Strategic Growth Portfolio (Class 2)                                  37,681           9.44                   -              -
  Short-Term Income Account (Class 2)                                            -              -                   -              -
  SmallCap Growth Account II (Class 2)                                           -              -                   -              -
  SmallCap Value Account I (Class 2)                                             -              -                   -              -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                          153  $       10.54                   -  $           -
  Columbia Variable Portfolio - Small Company Growth Fund                    3,294           9.87                   -              -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income Fund (Class 1)                 119,960  $       17.84                   -  $           -
  Columbia Variable Portfolio - Marsico Focused
  Equities Fund (Class 1)                                                  270,411           9.72                   -              -
  Columbia Variable Portfolio - Marsico
  Growth Fund (Class 1)                                                     14,458           9.17                   -              -
  Columbia Variable Portfolio - Marsico 21st
  Century Fund (Class 1)                                                       813          11.77                   -              -
  Columbia Variable Portfolio - Mid Cap
  Growth Fund (Class 1)                                                        119           9.05                   -              -
  Columbia Variable Portfolio - Marsico International
  Opportunities Fund (Class 2)                                               7,023          13.50                   -              -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified Equity Income Fund              10,541  $        9.21                   -  $           -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                           13,087  $       14.27             241,489  $       14.27
  Global Growth Fund (Class 2)                                             435,440          18.95              93,659          18.95
  Growth Fund (Class 2)                                                    589,101          16.88             179,622          16.88
  Growth-Income Fund (Class 2)                                             723,975          14.10             268,383          14.10
  Asset Allocation Fund (Class 3)                                                -              -                   -              -
  Cash Management Fund (Class 3)                                                 -              -                   -              -
  Growth Fund (Class 3)                                                          -              -                   -              -
  Growth-Income Fund (Class 3)                                                   -              -                   -              -
  High-Income Bond Fund (Class 3)                                                -              -                   -              -
  International Fund (Class 3)                                                   -              -                   -              -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                            -              -                   -              -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                            3,475,881  $        9.74             180,044  $        9.74
  Mid Cap Value Portfolio                                                    3,090          11.12             132,348          11.12

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                                           34,794  $        7.64                   -  $           -
  BB&T Select Equity VIF                                                   194,101          12.88                   -              -
  BB&T Special Opportunities Equity VIF                                     33,185           8.43                   -              -
  BB&T Total Return Bond VIF                                               119,660          12.58                   -              -

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                              17  $        8.55                   -  $           -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (Class 2):
  Franklin Income Securities Fund                                          950,155  $        9.73                   -  $           -
  Franklin Templeton VIP Founding Funds Allocation Fund                    810,697           8.19                   -              -

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                            723,593  $       10.74                   -  $           -
  Allocation Growth Portfolio                                               68,229           9.45                   -              -
  Allocation Moderate Growth Portfolio                                   1,418,812           9.89                   -              -
  Allocation Moderate Portfolio                                            854,470          10.36                   -              -
  Real Return Portfolio                                                  2,070,228          11.78                   -              -

                                                                    Contracts With Total                 Contracts With Total
                                                                     Expenses of 1.77(3)                   Expenses of 1.80
                                                             -----------------------------------  ----------------------------------
                                                                Accumulation     Unit value of       Accumulation     Unit value of
                                                                   units          accumulation           units         accumulation
Variable Accounts                                                outstanding          units           outstanding         units
---------------------------------------------------------    -----------------------------------  ----------------------------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                          -  $             -              13,449  $         9.85
  Real Estate Portfolio (Class 3)                                             -                -              33,396            7.16
  Small & Mid Cap Value Portfolio (Class 3)                                   -                -              44,351            9.50
  Small Company Value Portfolio (Class 3)                                     -                -              26,018            8.35
  Technology Portfolio (Class 3)                                              -                -               7,788            9.17
  Telecom Utility Portfolio (Class 3)                                         -                -               3,850           11.29
  Total Return Bond Portfolio (Class 3)                                       -                -              66,500           13.00

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                                 -  $             -                  24  $        10.09
  Invesco Van Kampen V.I. Comstock Fund                                       -                -              30,610            8.10
  Invesco Van Kampen V.I. Growth and Income Fund                              -                -              47,865            8.43

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                                 -  $             -              16,580  $         5.36
  Equity Income Account (Class 1)                                             -                -             187,211            8.59
  Government & High Quality Bond Account (Class 1)                            -                -             104,937            8.00
  Income Account (Class 1)                                                    -                -              85,141            8.94
  LargeCap Blend Account II (Class 1)                                         -                -              51,706            5.61
  LargeCap Growth Account (Class 1)                                           -                -               4,413            6.05
  MidCap Blend Account (Class 1)                                              -                -              35,140            9.63
  Money Market Account (Class 1)                                              -                -              13,075            5.75
  Principal Capital Appreciation Account (Class 1)                            -                -              86,875           10.98
  Real Estate Securities Account (Class 1)                                    -                -                   8           16.00
  SAM Balanced Portfolio (Class 1)                                            -                -             870,624            9.68
  SAM Conservative Balanced Portfolio (Class 1)                               -                -             148,795            7.47
  SAM Conservative Growth Portfolio (Class 1)                                 -                -             415,795            9.38
  SAM Flexible Income Portfolio (Class 1)                                     -                -             210,216            8.93
  SAM Strategic Growth Portfolio (Class 1)                                    -                -              74,864            9.66
  Short-Term Income Account (Class 1)                                         -                -             143,535            7.23
  SmallCap Growth Account II (Class 1)                                        -                -              27,540            5.37
  SmallCap Value Account I (Class 1)                                          -                -               1,798            7.48
  Diversified International Account (Class 2)                                 -                -                   -               -
  Equity Income Account (Class 2)                                             -                -                   -               -
  Government & High Quality Bond Account (Class 2)                            -                -                   -               -
  Income Account (Class 2)                                                    -                -                   -               -
  LargeCap Blend Account II (Class 2)                                         -                -                   -               -
  LargeCap Growth Account (Class 2)                                           -                -                   -               -
  MidCap Blend Account (Class 2)                                              -                -                   -               -
  Money Market Account (Class 2)                                              -                -                   -               -
  Principal Capital Appreciation Account (Class 2)                            -                -                   -               -
  Real Estate Securities Account (Class 2)                                    -                -                   -               -
  SAM Balanced Portfolio (Class 2)                                            -                -                   -               -
  SAM Conservative Balanced Portfolio (Class 2)                               -                -                   -               -
  SAM Conservative Growth Portfolio (Class 2)                                 -                -                   -               -
  SAM Flexible Income Portfolio (Class 2)                                     -                -                   -               -
  SAM Strategic Growth Portfolio (Class 2)                                    -                -                   -               -
  Short-Term Income Account (Class 2)                                         -                -                   -               -
  SmallCap Growth Account II (Class 2)                                        -                -                   -               -
  SmallCap Value Account I (Class 2)                                          -                -                   -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                     7,190  $         10.54                   -  $            -
  Columbia Variable Portfolio - Small Company Growth Fund                 7,664             9.87                   -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income Fund (Class 1)               17,154  $         17.84                   -  $            -
  Columbia Variable Portfolio - Marsico Focused
  Equities Fund (Class 1)                                                22,540             9.72                   -               -
  Columbia Variable Portfolio - Marsico
  Growth Fund (Class 1)                                                  26,465             9.17                   -               -
  Columbia Variable Portfolio - Marsico 21st
  Century Fund (Class 1)                                                 12,269            11.77                   -               -
  Columbia Variable Portfolio - Mid Cap
  Growth Fund (Class 1)                                                  15,988             9.05                   -               -
  Columbia Variable Portfolio - Marsico International
  Opportunities Fund (Class 2)                                            7,952            13.50                   -               -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified
  Equity Income Fund                                                     28,075  $          9.21                   -  $            -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                             -  $             -                   -  $            -
  Global Growth Fund (Class 2)                                                -                -                   -               -
  Growth Fund (Class 2)                                                       -                -                   -               -
  Growth-Income Fund (Class 2)                                                -                -                   -               -
  Asset Allocation Fund (Class 3)                                             -                -                   -               -
  Cash Management Fund (Class 3)                                              -                -                   -               -
  Growth Fund (Class 3)                                                       -                -                   -               -
  Growth-Income Fund (Class 3)                                                -                -                   -               -
  High-Income Bond Fund (Class 3)                                             -                -                   -               -
  International Fund (Class 3)                                                -                -                   -               -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                         -                -                   -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                                 -  $             -              25,350  $         7.59
  Mid Cap Value Portfolio                                                     -                -                   -               -

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                                             -  $             -                   -  $            -
  BB&T Select Equity VIF                                                      -                -                   -               -
  BB&T Special Opportunities Equity VIF                                       -                -                   -               -
  BB&T Total Return Bond VIF                                                  -                -                   -               -

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                            -  $             -                   -  $            -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (Class 2):
  Franklin Income Securities Fund                                             -  $             -              16,501  $         9.72
  Franklin Templeton VIP Founding Funds Allocation Fund                       -                -              10,504            8.18

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                               -  $             -              15,067  $        10.59
  Allocation Growth Portfolio                                                 -                -               2,304            9.32
  Allocation Moderate Growth Portfolio                                        -                -              99,956            9.75
  Allocation Moderate Portfolio                                               -                -              38,904           10.22
  Real Return Portfolio                                                       -                -              29,570           11.63

--------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                               Contracts With Total                  Contracts With Total
                                                                 Expenses of 1.90                     Expenses of 1.95(6)
                                                       ------------------------------------  ------------------------------------
                                                          Accumulation     Unit value of        Accumulation     Unit value of
                                                             units          accumulation           units          accumulation
Variable Accounts                                          outstanding          units            outstanding          units
----------------------------------------------------   ------------------------------------  ------------------------------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                                  -  $              -                   -  $              -
  Capital Appreciation Portfolio (Class 1)                              -                 -                   -                 -
  Government and Quality Bond Portfolio (Class 1)                       -                 -                   -                 -
  Growth Portfolio (Class 1)                                            -                 -                   -                 -
  Natural Resources Portfolio (Class 1)                                 -                 -                   -                 -
  Asset Allocation Portfolio (Class 2)                                  -                 -                   -                 -
  Capital Appreciation Portfolio (Class 2)                              -                 -                 956             44.83
  Government and Quality Bond Portfolio (Class 2)                       -                 -                   -                 -
  Growth Portfolio (Class 2)                                            -                 -                   -                 -
  Natural Resources Portfolio (Class 2)                                 -                 -                   -                 -
  Asset Allocation Portfolio (Class 3)                             37,750             10.42                   -                 -
  Capital Appreciation Portfolio (Class 3)                        545,592             11.13                   -                 -
  Government and Quality Bond Portfolio (Class 3)               1,387,214             11.81                   -                 -
  Growth Portfolio (Class 3)                                      231,383              8.35                   -                 -
  Natural Resources Portfolio (Class 3)                           234,338              8.93                   -                 -

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                                 -  $              -                   -  $              -
  Alliance Growth Portfolio (Class 1)                                   -                 -                   -                 -
  Balanced Portfolio (Class 1)                                          -                 -                   -                 -
  Blue Chip Growth Portfolio (Class 1)                                  -                 -                   -                 -
  Capital Growth Portfolio (Class 1)                                    -                 -                   -                 -
  Cash Management Portfolio (Class 1)                                   -                 -                   -                 -
  Corporate Bond Portfolio (Class 1)                                    -                 -                   -                 -
  Davis Venture Value Portfolio (Class 1)                               -                 -                   -                 -
  "Dogs" of Wall Street Portfolio (Class 1)                             -                 -                   -                 -
  Emerging Markets Portfolio (Class 1)                                  -                 -                   -                 -
  Equity Opportunities Portfolio (Class 1)                              -                 -                   -                 -
  Fundamental Growth Portfolio (Class 1)                                -                 -                   -                 -
  Global Bond Portfolio (Class 1)                                       -                 -                   -                 -
  Global Equities Portfolio (Class 1)                                   -                 -                   -                 -
  Growth Opportunities Portfolio (Class 1)                              -                 -                   -                 -
  Growth-Income Portfolio (Class 1)                                     -                 -                   -                 -
  High-Yield Bond Portfolio (Class 1)                                   -                 -                   -                 -
  International Diversified Equities Portfolio (Class 1)                -                 -                   -                 -
  International Growth and Income Portfolio (Class 1)                   -                 -                   -                 -
  Marsico Focused Growth Portfolio (Class 1)                            -                 -                   -                 -
  MFS Massachusetts Investors Trust Portfolio (Class 1)                 -                 -                   -                 -
  MFS Total Return Portfolio (Class 1)                                  -                 -                   -                 -
  Mid-Cap Growth Portfolio (Class 1)                                    -                 -                   -                 -
  Real Estate Portfolio (Class 1)                                       -                 -                   -                 -
  Technology Portfolio (Class 1)                                        -                 -                   -                 -
  Telecom Utility Portfolio (Class 1)                                   -                 -                   -                 -
  Total Return Bond Portfolio (Class 1)                                 -                 -                   -                 -
  Aggressive Growth Portfolio (Class 2)                                 -                 -                   -                 -
  Alliance Growth Portfolio (Class 2)                                   -                 -                 162             26.86
  Balanced Portfolio (Class 2)                                          -                 -                   -                 -
  Blue Chip Growth Portfolio (Class 2)                                  -                 -                   -                 -
  Capital Growth Portfolio (Class 2)                                    -                 -                   -                 -
  Cash Management Portfolio (Class 2)                                   -                 -                   -                 -
  Corporate Bond Portfolio (Class 2)                                    -                 -                   -                 -
  Davis Venture Value Portfolio (Class 2)                               -                 -                   -                 -
  "Dogs" of Wall Street Portfolio (Class 2)                             -                 -                   -                 -
  Emerging Markets Portfolio (Class 2)                                  -                 -                   -                 -
  Equity Opportunities Portfolio (Class 2)                              -                 -                   -                 -
  Foreign Value Portfolio (Class 2)                                     -                 -                   -                 -
  Fundamental Growth Portfolio (Class 2)                                -                 -                   -                 -
  Global Bond Portfolio (Class 2)                                       -                 -                   -                 -
  Global Equities Portfolio (Class 2)                                   -                 -                 232             16.36
  Growth Opportunities Portfolio (Class 2)                              -                 -                   -                 -
  Growth-Income Portfolio (Class 2)                                     -                 -                   -                 -
  High-Yield Bond Portfolio (Class 2)                                   -                 -                   -                 -
  International Diversified Equities Portfolio (Class 2)                -                 -                   -                 -
  International Growth and Income Portfolio (Class 2)                   -                 -                   -                 -
  Marsico Focused Growth Portfolio (Class 2)                            -                 -                   -                 -
  MFS Massachusetts Investors Trust Portfolio (Class 2)                 -                 -                   -                 -
  MFS Total Return Portfolio (Class 2)                                  -                 -                   -                 -
  Mid-Cap Growth Portfolio (Class 2)                                    -                 -               4,621              9.57
  Real Estate Portfolio (Class 2)                                       -                 -                   -                 -
  Small & Mid Cap Value Portfolio (Class 2)                             -                 -                   -                 -
  Technology Portfolio (Class 2)                                        -                 -               2,826              2.00
  Telecom Utility Portfolio (Class 2)                                   -                 -                   -                 -
  Total Return Bond Portfolio (Class 2)                                 -                 -                   -                 -
  Aggressive Growth Portfolio (Class 3)                            61,785              7.01                   -                 -
  Alliance Growth Portfolio (Class 3)                              14,297              8.92                   -                 -
  American Funds Asset Allocation SAST Portfolio (Class 3)        430,485              9.18                   -                 -
  American Funds Global Growth SAST Portfolio (Class 3)         1,579,975              9.35                   -                 -
  American Funds Growth SAST Portfolio (Class 3)                1,216,064              8.78                   -                 -
  American Funds Growth-Income SAST Portfolio (Class 3)           993,195              8.20                   -                 -
  Balanced Portfolio (Class 3)                                    118,898              9.90                   -                 -
  Blue Chip Growth Portfolio (Class 3)                            294,934              8.98                   -                 -
  Capital Growth Portfolio (Class 3)                              193,052              8.49                   -                 -
  Cash Management Portfolio (Class 3)                             176,216              9.60                   -                 -
  Corporate Bond Portfolio (Class 3)                            1,152,702             13.56                   -                 -
  Davis Venture Value Portfolio (Class 3)                       1,098,938              8.30                   -                 -
  "Dogs" of Wall Street Portfolio (Class 3)                        68,129             10.23                   -                 -
  Emerging Markets Portfolio (Class 3)                            371,969              9.45                   -                 -
  Equity Opportunities Portfolio (Class 3)                         25,809              8.45                   -                 -
  Foreign Value Portfolio (Class 3)                             1,792,234              7.78                   -                 -
  Fundamental Growth Portfolio (Class 3)                          325,768              8.71                   -                 -
  Global Bond Portfolio (Class 3)                                 413,523             13.01                   -                 -
  Global Equities Portfolio (Class 3)                              86,787              7.73                   -                 -
  Growth Opportunities Portfolio (Class 3)                        582,206              9.72                   -                 -
  Growth-Income Portfolio (Class 3)                               193,124              8.39                   -                 -
  High-Yield Bond Portfolio (Class 3)                             240,011             10.39                   -                 -
  International Diversified Equities Portfolio (Class 3)          377,247              8.07                   -                 -
  International Growth and Income Portfolio (Class 3)             732,753              6.53                   -                 -
  Marsico Focused Growth Portfolio (Class 3)                      288,601              9.28                   -                 -
  MFS Massachusetts Investors Trust Portfolio (Class 3)           876,335              9.08                   -                 -
  MFS Total Return Portfolio (Class 3)                            231,044              9.70                   -                 -

                                                               Contracts With Total                 Contracts With Total
                                                                Expenses of 1.95(7)                 Expenses of 1.97(4)
                                                       ------------------------------------  ---------------------------------
                                                          Accumulation      Unit value of       Accumulation     Unit value of
                                                             units           accumulation          units          accumulation
Variable Accounts                                          outstanding           units           outstanding         units
---------------------------------------------------    ------------------------------------  ---------------------------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                                  -  $              -                   -  $           -
  Capital Appreciation Portfolio (Class 1)                              -                 -                   -              -
  Government and Quality Bond Portfolio (Class 1)                       -                 -                   -              -
  Growth Portfolio (Class 1)                                            -                 -                   -              -
  Natural Resources Portfolio (Class 1)                                 -                 -                   -              -
  Asset Allocation Portfolio (Class 2)                                  -                 -              25,734          24.23
  Capital Appreciation Portfolio (Class 2)                              -                 -              11,539          44.07
  Government and Quality Bond Portfolio (Class 2)                       -                 -              25,914          19.77
  Growth Portfolio (Class 2)                                            -                 -               4,244          25.70
  Natural Resources Portfolio (Class 2)                                 -                 -               1,901          40.50
  Asset Allocation Portfolio (Class 3)                              5,905             10.42              17,090          24.07
  Capital Appreciation Portfolio (Class 3)                         51,785             11.25             102,635          43.32
  Government and Quality Bond Portfolio (Class 3)                  57,724             11.85             310,082          19.60
  Growth Portfolio (Class 3)                                        2,064              8.32              44,830          25.48
  Natural Resources Portfolio (Class 3)                           117,177              9.01              30,391          40.08

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                                 -  $              -                   -  $           -
  Alliance Growth Portfolio (Class 1)                                   -                 -                   -              -
  Balanced Portfolio (Class 1)                                          -                 -                   -              -
  Blue Chip Growth Portfolio (Class 1)                                  -                 -                   -              -
  Capital Growth Portfolio (Class 1)                                    -                 -                   -              -
  Cash Management Portfolio (Class 1)                                   -                 -                   -              -
  Corporate Bond Portfolio (Class 1)                                    -                 -                   -              -
  Davis Venture Value Portfolio (Class 1)                               -                 -                   -              -
  "Dogs" of Wall Street Portfolio (Class 1)                             -                 -                   -              -
  Emerging Markets Portfolio (Class 1)                                  -                 -                   -              -
  Equity Opportunities Portfolio (Class 1)                              -                 -                   -              -
  Fundamental Growth Portfolio (Class 1)                                -                 -                   -              -
  Global Bond Portfolio (Class 1)                                       -                 -                   -              -
  Global Equities Portfolio (Class 1)                                   -                 -                   -              -
  Growth Opportunities Portfolio (Class 1)                              -                 -                   -              -
  Growth-Income Portfolio (Class 1)                                     -                 -                   -              -
  High-Yield Bond Portfolio (Class 1)                                   -                 -                   -              -
  International Diversified Equities Portfolio (Class 1)                -                 -                   -              -
  International Growth and Income Portfolio (Class 1)                   -                 -                   -              -
  Marsico Focused Growth Portfolio (Class 1)                            -                 -                   -              -
  MFS Massachusetts Investors Trust Portfolio (Class 1)                 -                 -                   -              -
  MFS Total Return Portfolio (Class 1)                                  -                 -                   -              -
  Mid-Cap Growth Portfolio (Class 1)                                    -                 -                   -              -
  Real Estate Portfolio (Class 1)                                       -                 -                   -              -
  Technology Portfolio (Class 1)                                        -                 -                   -              -
  Telecom Utility Portfolio (Class 1)                                   -                 -                   -              -
  Total Return Bond Portfolio (Class 1)                                 -                 -                   -              -
  Aggressive Growth Portfolio (Class 2)                                 -                 -                 530          10.59
  Alliance Growth Portfolio (Class 2)                                   -                 -               5,992          26.91
  Balanced Portfolio (Class 2)                                          -                 -              10,103          14.90
  Blue Chip Growth Portfolio (Class 2)                                  -                 -               1,973           5.24
  Capital Growth Portfolio (Class 2)                                    -                 -               1,764           6.31
  Cash Management Portfolio (Class 2)                                   -                 -               6,944          12.42
  Corporate Bond Portfolio (Class 2)                                    -                 -              19,281          23.11
  Davis Venture Value Portfolio (Class 2)                               -                 -              13,544          28.87
  "Dogs" of Wall Street Portfolio (Class 2)                             -                 -               3,954          11.80
  Emerging Markets Portfolio (Class 2)                                  -                 -               2,572          14.96
  Equity Opportunities Portfolio (Class 2)                              -                 -               1,491          15.63
  Foreign Value Portfolio (Class 2)                                     -                 -               1,765          13.37
  Fundamental Growth Portfolio (Class 2)                                -                 -               2,348          14.55
  Global Bond Portfolio (Class 2)                                       -                 -               5,016          22.57
  Global Equities Portfolio (Class 2)                                   -                 -               1,579          16.38
  Growth Opportunities Portfolio (Class 2)                              -                 -               4,586           4.94
  Growth-Income Portfolio (Class 2)                                     -                 -               5,506          24.11
  High-Yield Bond Portfolio (Class 2)                                   -                 -              11,642          20.42
  International Diversified Equities Portfolio (Class 2)                -                 -              35,315          10.45
  International Growth and Income Portfolio (Class 2)                   -                 -               8,465          10.86
  Marsico Focused Growth Portfolio (Class 2)                            -                 -                   -              -
  MFS Massachusetts Investors Trust Portfolio (Class 2)                 -                 -               2,734          19.38
  MFS Total Return Portfolio (Class 2)                                  -                 -              26,805          24.88
  Mid-Cap Growth Portfolio (Class 2)                                    -                 -              14,821           9.53
  Real Estate Portfolio (Class 2)                                       -                 -               6,975          19.68
  Small & Mid Cap Value Portfolio (Class 2)                             -                 -               6,820          15.54
  Technology Portfolio (Class 2)                                        -                 -               2,319           2.00
  Telecom Utility Portfolio (Class 2)                                   -                 -                   -              -
  Total Return Bond Portfolio (Class 2)                                 -                 -                   -              -
  Aggressive Growth Portfolio (Class 3)                             7,075              6.99               5,350          10.48
  Alliance Growth Portfolio (Class 3)                               1,181              8.94              41,108          26.68
  American Funds Asset Allocation SAST Portfolio (Class 3)         46,311              9.17               2,202           9.16
  American Funds Global Growth SAST Portfolio (Class 3)           123,236              9.41               1,596           9.26
  American Funds Growth SAST Portfolio (Class 3)                  108,570              8.82                   2           8.80
  American Funds Growth-Income SAST Portfolio (Class 3)            86,585              8.24                 107           8.00
  Balanced Portfolio (Class 3)                                      7,808              9.96              14,225          14.76
  Blue Chip Growth Portfolio (Class 3)                             23,448              9.04              26,908           5.19
  Capital Growth Portfolio (Class 3)                               11,255              8.49              33,753           6.25
  Cash Management Portfolio (Class 3)                              60,360              9.61             173,710          12.30
  Corporate Bond Portfolio (Class 3)                               54,654             13.64             177,495          22.92
  Davis Venture Value Portfolio (Class 3)                         150,084              8.34             139,572          28.68
  "Dogs" of Wall Street Portfolio (Class 3)                         8,774             10.28              20,597          11.67
  Emerging Markets Portfolio (Class 3)                             46,318              9.53              81,448          14.82
  Equity Opportunities Portfolio (Class 3)                          1,988              8.40              29,848          15.41
  Foreign Value Portfolio (Class 3)                               132,581              7.81             138,967          13.44
  Fundamental Growth Portfolio (Class 3)                              126              8.72              18,796          14.24
  Global Bond Portfolio (Class 3)                                  26,095             13.05              68,004          22.33
  Global Equities Portfolio (Class 3)                               9,930              7.79              14,544          16.16
  Growth Opportunities Portfolio (Class 3)                         50,699              9.78              56,175           4.86
  Growth-Income Portfolio (Class 3)                                75,463              8.30               8,229          23.97
  High-Yield Bond Portfolio (Class 3)                              47,733             10.49              35,717          20.27
  International Diversified Equities Portfolio (Class 3)           21,117              8.12             167,134          10.36
  International Growth and Income Portfolio (Class 3)              15,668              6.55              97,822          10.71
  Marsico Focused Growth Portfolio (Class 3)                       21,848              9.37               2,877           9.84
  MFS Massachusetts Investors Trust Portfolio (Class 3)            76,463              9.18              26,225          19.17
  MFS Total Return Portfolio (Class 3)                             34,658              9.75             128,299          24.64

--------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                 Contracts With Total                  Contracts With Total
                                                                   Expenses of 1.90                     Expenses of 1.95(6)
                                                         ------------------------------------  ------------------------------------
                                                            Accumulation      Unit value of       Accumulation      Unit value of
                                                               units          accumulation           units          accumulation
Variable Accounts                                            outstanding          units            outstanding          units
------------------------------------------------------   ------------------------------------  ------------------------------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                227,130  $           9.90                   -  $              -
  Real Estate Portfolio (Class 3)                                   973,396              7.12                   -                 -
  Small & Mid Cap Value Portfolio (Class 3)                       1,320,558              9.47                   -                 -
  Small Company Value Portfolio (Class 3)                           773,614              8.34                   -                 -
  Technology Portfolio (Class 3)                                     54,465              9.15                   -                 -
  Telecom Utility Portfolio (Class 3)                                21,908             11.23                   -                 -
  Total Return Bond Portfolio (Class 3)                           1,770,399             13.02                   -                 -

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                        29,264  $          10.11                   -  $              -
  Invesco Van Kampen V.I. Comstock Fund                             973,456              8.08              30,038             10.27
  Invesco Van Kampen V.I. Growth and Income Fund                  1,465,257              8.39                   -                 -

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                             -  $              -                   -  $              -
  Equity Income Account (Class 1)                                         -                 -                   -                 -
  Government & High Quality Bond Account (Class 1)                        -                 -                   -                 -
  Income Account (Class 1)                                                -                 -                   -                 -
  LargeCap Blend Account II (Class 1)                                     -                 -                   -                 -
  LargeCap Growth Account (Class 1)                                       -                 -                   -                 -
  MidCap Blend Account (Class 1)                                          -                 -                   -                 -
  Money Market Account (Class 1)                                          -                 -                   -                 -
  Principal Capital Appreciation Account (Class 1)                        -                 -                   -                 -
  Real Estate Securities Account (Class 1)                                -                 -                   -                 -
  SAM Balanced Portfolio (Class 1)                                        -                 -                   -                 -
  SAM Conservative Balanced Portfolio (Class 1)                           -                 -                   -                 -
  SAM Conservative Growth Portfolio (Class 1)                             -                 -                   -                 -
  SAM Flexible Income Portfolio (Class 1)                                 -                 -                   -                 -
  SAM Strategic Growth Portfolio (Class 1)                                -                 -                   -                 -
  Short-Term Income Account (Class 1)                                     -                 -                   -                 -
  SmallCap Growth Account II (Class 1)                                    -                 -                   -                 -
  SmallCap Value Account I (Class 1)                                      -                 -                   -                 -
  Diversified International Account (Class 2)                             -                 -               1,076              5.17
  Equity Income Account (Class 2)                                         -                 -              50,062              8.25
  Government & High Quality Bond Account (Class 2)                        -                 -              19,668              7.68
  Income Account (Class 2)                                                -                 -               3,448              8.64
  LargeCap Blend Account II (Class 2)                                     -                 -               2,464              5.37
  LargeCap Growth Account (Class 2)                                       -                 -               1,750              5.84
  MidCap Blend Account (Class 2)                                          -                 -               6,103              9.23
  Money Market Account (Class 2)                                          -                 -              20,088              5.59
  Principal Capital Appreciation Account (Class 2)                        -                 -              12,791             10.52
  Real Estate Securities Account (Class 2)                                -                 -                   4             15.70
  SAM Balanced Portfolio (Class 2)                                        -                 -             104,576              9.33
  SAM Conservative Balanced Portfolio (Class 2)                           -                 -              23,986              7.20
  SAM Conservative Growth Portfolio (Class 2)                             -                 -              63,403              9.01
  SAM Flexible Income Portfolio (Class 2)                                 -                 -              31,854              8.63
  SAM Strategic Growth Portfolio (Class 2)                                -                 -              53,513              9.28
  Short-Term Income Account (Class 2)                                     -                 -               2,776              6.99
  SmallCap Growth Account II (Class 2)                                    -                 -               2,805              5.16
  SmallCap Value Account I (Class 2)                                      -                 -                  13              7.28

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                     -  $              -                   -  $              -
  Columbia Variable Portfolio - Small Company
  Growth Fund                                                             -                 -                   -                 -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Incomes
  Fund (Class 1)                                                          -  $              -                   -  $              -
  Columbia Variable Portfolio - Marsico Focused
  Equities Fund (Class 1)                                                 -                 -                   -                 -
  Columbia Variable Portfolio - Marsico Growth
  Fund (Class 1)                                                          -                 -                   -                 -
  Columbia Variable Portfolio - Marsico 21st
  Century Fund (Class 1)                                                  -                 -                   -                 -
  Columbia Variable Portfolio - Mid Cap Growth
  Fund (Class 1)                                                          -                 -                   -                 -
  Columbia Variable Portfolio - Marsico International
  Opportunities Fund (Class 2)                                            -                 -                   -                 -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified Equity
  Income Fund                                                             -  $              -                   -  $              -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                         -  $              -                   -  $              -
  Global Growth Fund (Class 2)                                            -                 -                   -                 -
  Growth Fund (Class 2)                                                   -                 -                   -                 -
  Growth-Income Fund (Class 2)                                            -                 -                   -                 -
  Asset Allocation Fund (Class 3)                                         -                 -                   -                 -
  Cash Management Fund (Class 3)                                          -                 -                   -                 -
  Growth Fund (Class 3)                                                   -                 -                   -                 -
  Growth-Income Fund (Class 3)                                            -                 -                   -                 -
  High-Income Bond Fund (Class 3)                                         -                 -                   -                 -
  International Fund (Class 3)                                            -                 -                   -                 -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                     -                 -                   -                 -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                       962,893  $           7.53                   -  $              -
  Mid Cap Value Portfolio                                                 -                 -                   -                 -

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                                         -  $              -                   -  $              -
  BB&T Select Equity VIF                                                  -                 -                   -                 -
  BB&T Special Opportunities Equity VIF                                   -                 -                   -                 -
  BB&T Total Return Bond VIF                                              -                 -                   -                 -

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                        -  $              -                   -  $              -

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                   363,976  $           9.65                   -  $              -
  Franklin Templeton VIP Founding Funds Allocation Fund              94,449              8.14                   -                 -

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                     312,793  $          10.63                   -  $              -
  Allocation Growth Portfolio                                        82,395              9.34                   -                 -
  Allocation Moderate Growth Portfolio                              573,598              9.79                   -                 -
  Allocation Moderate Portfolio                                     583,189             10.26                   -                 -
  Real Return Portfolio                                             706,960             11.74                   -                 -

                                                                 Contracts With Total                  Contracts With Total
                                                                  Expenses of 1.95(7)                   Expenses of 1.97(4)
                                                         ------------------------------------  ------------------------------------
                                                             Accumulation      Unit value of      Accumulation     Unit value of
                                                               units           accumulation          units          accumulation
Variable Accounts                                            outstanding           units           outstanding          units
------------------------------------------------------   ------------------------------------  ------------------------------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                 23,810  $           9.90              94,102  $           9.46
  Real Estate Portfolio (Class 3)                                    72,474              7.16              52,132             19.52
  Small & Mid Cap Value Portfolio (Class 3)                          79,215              9.51             123,133             15.40
  Small Company Value Portfolio (Class 3)                            74,370              8.37              54,965              7.60
  Technology Portfolio (Class 3)                                     18,376              9.18             250,773              1.99
  Telecom Utility Portfolio (Class 3)                                 7,114             11.28               4,898             14.43
  Total Return Bond Portfolio (Class 3)                             134,472             13.05               7,346             25.39

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                         2,172  $          10.01              19,106  $           9.08
  Invesco Van Kampen V.I. Comstock Fund                              75,391              8.12             110,795             10.27
  Invesco Van Kampen V.I. Growth and Income Fund                    101,549              8.44             199,564             11.65

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                             -  $              -                   -  $              -
  Equity Income Account (Class 1)                                         -                 -                   -                 -
  Government & High Quality Bond Account (Class 1)                        -                 -                   -                 -
  Income Account (Class 1)                                                -                 -                   -                 -
  LargeCap Blend Account II (Class 1)                                     -                 -                   -                 -
  LargeCap Growth Account (Class 1)                                       -                 -                   -                 -
  MidCap Blend Account (Class 1)                                          -                 -                   -                 -
  Money Market Account (Class 1)                                          -                 -                   -                 -
  Principal Capital Appreciation Account (Class 1)                        -                 -                   -                 -
  Real Estate Securities Account (Class 1)                                -                 -                   -                 -
  SAM Balanced Portfolio (Class 1)                                        -                 -                   -                 -
  SAM Conservative Balanced Portfolio (Class 1)                           -                 -                   -                 -
  SAM Conservative Growth Portfolio (Class 1)                             -                 -                   -                 -
  SAM Flexible Income Portfolio (Class 1)                                 -                 -                   -                 -
  SAM Strategic Growth Portfolio (Class 1)                                -                 -                   -                 -
  Short-Term Income Account (Class 1)                                     -                 -                   -                 -
  SmallCap Growth Account II (Class 1)                                    -                 -                   -                 -
  SmallCap Value Account I (Class 1)                                      -                 -                   -                 -
  Diversified International Account (Class 2)                             -                 -                   -                 -
  Equity Income Account (Class 2)                                         -                 -                   -                 -
  Government & High Quality Bond Account (Class 2)                        -                 -                   -                 -
  Income Account (Class 2)                                                -                 -                   -                 -
  LargeCap Blend Account II (Class 2)                                     -                 -                   -                 -
  LargeCap Growth Account (Class 2)                                       -                 -                   -                 -
  MidCap Blend Account (Class 2)                                          -                 -                   -                 -
  Money Market Account (Class 2)                                          -                 -                   -                 -
  Principal Capital Appreciation Account (Class 2)                        -                 -                   -                 -
  Real Estate Securities Account (Class 2)                                -                 -                   -                 -
  SAM Balanced Portfolio (Class 2)                                        -                 -                   -                 -
  SAM Conservative Balanced Portfolio (Class 2)                           -                 -                   -                 -
  SAM Conservative Growth Portfolio (Class 2)                             -                 -                   -                 -
  SAM Flexible Income Portfolio (Class 2)                                 -                 -                   -                 -
  SAM Strategic Growth Portfolio (Class 2)                                -                 -                   -                 -
  Short-Term Income Account (Class 2)                                     -                 -                   -                 -
  SmallCap Growth Account II (Class 2)                                    -                 -                   -                 -
  SmallCap Value Account I (Class 2)                                      -                 -                   -                 -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                     -  $              -                   -  $              -
  Columbia Variable Portfolio - Small Company
  Growth Fund                                                             -                 -                   -                 -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income
  Fund (Class 1)                                                          -  $              -              21,943  $          17.49
  Columbia Variable Portfolio - Marsico Focused
  Equities Fund (Class 1)                                                 -                 -             101,759              9.61
  Columbia Variable Portfolio - Marsico Growth
  Fund (Class 1)                                                          -                 -                   -                 -
  Columbia Variable Portfolio - Marsico 21st
  Century Fund (Class 1)                                                  -                 -                   -                 -
  Columbia Variable Portfolio - Mid Cap Growth
  Fund (Class 1)                                                          -                 -                   -                 -
  Columbia Variable Portfolio - Marsico International
  Opportunities Fund (Class 2)                                            -                 -                   -                 -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified Equity
  Income Fund                                                             -  $              -                   -  $              -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                         -  $              -                   -  $              -
  Global Growth Fund (Class 2)                                            -                 -             154,141             18.61
  Growth Fund (Class 2)                                                   -                 -             369,679             16.58
  Growth-Income Fund (Class 2)                                            -                 -             343,020             13.85
  Asset Allocation Fund (Class 3)                                         -                 -                   -                 -
  Cash Management Fund (Class 3)                                          -                 -                   -                 -
  Growth Fund (Class 3)                                                   -                 -                   -                 -
  Growth-Income Fund (Class 3)                                            -                 -                   -                 -
  High-Income Bond Fund (Class 3)                                         -                 -                   -                 -
  International Fund (Class 3)                                            -                 -                   -                 -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                     -                 -                   -                 -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                        46,313  $           7.59             104,097  $           9.51
  Mid Cap Value Portfolio                                                 -                 -                   -                 -

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                                         -  $              -                  50  $           7.33
  BB&T Select Equity VIF                                                  -                 -                  27             12.63
  BB&T Special Opportunities Equity VIF                                   -                 -                  27              8.06
  BB&T Total Return Bond VIF                                              -                 -                  27             11.99

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                        -  $              -                   -  $              -

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                    34,587  $           9.72                   -  $              -
  Franklin Templeton VIP Founding Funds Allocation Fund              13,679              8.12                   -                 -

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                      19,861  $          10.48                   -  $              -
  Allocation Growth Portfolio                                        16,183              9.23                   -                 -
  Allocation Moderate Growth Portfolio                              107,846              9.66                   -                 -
  Allocation Moderate Portfolio                                      36,557             10.12                   -                 -
  Real Return Portfolio                                              56,099             11.51                   -                 -

--------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)


                                                      Contracts With Total Expenses of 2.02  Contracts With Total Expenses of 2.05
                                                      -------------------------------------  -------------------------------------
                                                         Accumulation        Unit value of      Accumulation       Unit value of
                                                             units           accumulation          units           accumulation
Variable Accounts                                         outstanding            units           outstanding           units
--------------------------------------------------    -------------------  ----------------  ------------------  -----------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                                  -  $              -                   -  $               -
  Capital Appreciation Portfolio (Class 1)                              -                 -                   -                  -
  Government and Quality Bond Portfolio (Class 1)                       -                 -                   -                  -
  Growth Portfolio (Class 1)                                            -                 -                   -                  -
  Natural Resources Portfolio (Class 1)                                 -                 -                   -                  -
  Asset Allocation Portfolio (Class 2)                                  -                 -                   -                  -
  Capital Appreciation Portfolio (Class 2)                              -                 -                   -                  -
  Government and Quality Bond Portfolio (Class 2)                       -                 -                   -                  -
  Growth Portfolio (Class 2)                                            -                 -                   -                  -
  Natural Resources Portfolio (Class 2)                                 -                 -                   -                  -
  Asset Allocation Portfolio (Class 3)                              1,124             24.35                 170              10.29
  Capital Appreciation Portfolio (Class 3)                         68,739             43.47               3,898              11.08
  Government and Quality Bond Portfolio (Class 3)                 146,841             19.70               5,293              11.69
  Growth Portfolio (Class 3)                                       13,526             25.58                  10               8.22
  Natural Resources Portfolio (Class 3)                            42,723             40.27               1,484               8.84

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                                 -  $              -                   -  $               -
  Alliance Growth Portfolio (Class 1)                                   -                 -                   -                  -
  Balanced Portfolio (Class 1)                                          -                 -                   -                  -
  Blue Chip Growth Portfolio (Class 1)                                  -                 -                   -                  -
  Capital Growth Portfolio (Class 1)                                    -                 -                   -                  -
  Cash Management Portfolio (Class 1)                                   -                 -                   -                  -
  Corporate Bond Portfolio (Class 1)                                    -                 -                   -                  -
  Davis Venture Value Portfolio (Class 1)                               -                 -                   -                  -
  "Dogs" of Wall Street Portfolio (Class 1)                             -                 -                   -                  -
  Emerging Markets Portfolio (Class 1)                                  -                 -                   -                  -
  Equity Opportunities Portfolio (Class 1)                              -                 -                   -                  -
  Fundamental Growth Portfolio (Class 1)                                -                 -                   -                  -
  Global Bond Portfolio (Class 1)                                       -                 -                   -                  -
  Global Equities Portfolio (Class 1)                                   -                 -                   -                  -
  Growth Opportunities Portfolio (Class 1)                              -                 -                   -                  -
  Growth-Income Portfolio (Class 1)                                     -                 -                   -                  -
  High-Yield Bond Portfolio (Class 1)                                   -                 -                   -                  -
  International Diversified Equities
  Portfolio (Class 1)                                                   -                 -                   -                  -
  International Growth and Income
  Portfolio (Class 1)                                                   -                 -                   -                  -
  Marsico Focused Growth Portfolio (Class 1)                            -                 -                   -                  -
  MFS Massachusetts Investors Trust
  Portfolio (Class 1)                                                   -                 -                   -                  -
  MFS Total Return Portfolio (Class 1)                                  -                 -                   -                  -
  Mid-Cap Growth Portfolio (Class 1)                                    -                 -                   -                  -
  Real Estate Portfolio (Class 1)                                       -                 -                   -                  -
  Technology Portfolio (Class 1)                                        -                 -                   -                  -
  Telecom Utility Portfolio (Class 1)                                   -                 -                   -                  -
  Total Return Bond Portfolio (Class 1)                                 -                 -                   -                  -
  Aggressive Growth Portfolio (Class 2)                                 -                 -                   -                  -
  Alliance Growth Portfolio (Class 2)                                   -                 -                   -                  -
  Balanced Portfolio (Class 2)                                          -                 -                   -                  -
  Blue Chip Growth Portfolio (Class 2)                                  -                 -                   -                  -
  Capital Growth Portfolio (Class 2)                                    -                 -                   -                  -
  Cash Management Portfolio (Class 2)                                   -                 -                   -                  -
  Corporate Bond Portfolio (Class 2)                                    -                 -                   -                  -
  Davis Venture Value Portfolio (Class 2)                               -                 -                   -                  -
  "Dogs" of Wall Street Portfolio (Class 2)                             -                 -                   -                  -
  Emerging Markets Portfolio (Class 2)                                  -                 -                   -                  -
  Equity Opportunities Portfolio (Class 2)                              -                 -                   -                  -
  Foreign Value Portfolio (Class 2)                                     -                 -                   -                  -
  Fundamental Growth Portfolio (Class 2)                                -                 -                   -                  -
  Global Bond Portfolio (Class 2)                                       -                 -                   -                  -
  Global Equities Portfolio (Class 2)                                   -                 -                   -                  -
  Growth Opportunities Portfolio (Class 2)                              -                 -                   -                  -
  Growth-Income Portfolio (Class 2)                                     -                 -                   -                  -
  High-Yield Bond Portfolio (Class 2)                                   -                 -                   -                  -
  International Diversified Equities
  Portfolio (Class 2)                                                   -                 -                   -                  -
  International Growth and Income Portfolio (Class 2)                   -                 -                   -                  -
  Marsico Focused Growth Portfolio (Class 2)                            -                 -                   -                  -
  MFS Massachusetts Investors Trust
  Portfolio (Class 2)                                                   -                 -                   -                  -
  MFS Total Return Portfolio (Class 2)                                  -                 -                   -                  -
  Mid-Cap Growth Portfolio (Class 2)                                    -                 -                   -                  -
  Real Estate Portfolio (Class 2)                                       -                 -                   -                  -
  Small & Mid Cap Value Portfolio (Class 2)                             -                 -                   -                  -
  Technology Portfolio (Class 2)                                        -                 -                   -                  -
  Telecom Utility Portfolio (Class 2)                                   -                 -                   -                  -
  Total Return Bond Portfolio (Class 2)                                 -                 -                   -                  -
  Aggressive Growth Portfolio (Class 3)                             2,089             10.54                  36               6.81
  Alliance Growth Portfolio (Class 3)                               5,167             26.77                  10               8.76
  American Funds Asset Allocation SAST
  Portfolio (Class 3)                                              97,404              9.13                  30               8.83
  American Funds Global Growth SAST
  Portfolio (Class 3)                                             162,712              9.22               3,246               9.26
  American Funds Growth SAST Portfolio (Class 3)                  413,759              8.75               1,233               8.67
  American Funds Growth-Income SAST
  Portfolio (Class 3)                                             283,427              7.99               1,009               8.11
  Balanced Portfolio (Class 3)                                     11,476             14.81                  20               9.78
  Blue Chip Growth Portfolio (Class 3)                             70,103              5.20                 289               8.89
  Capital Growth Portfolio (Class 3)                               57,232              6.32                  29               8.22
  Cash Management Portfolio (Class 3)                              36,873             12.36                  28               9.37
  Corporate Bond Portfolio (Class 3)                              189,812             22.99                 160              13.36
  Davis Venture Value Portfolio (Class 3)                          83,231             28.79               5,772               8.20
  "Dogs" of Wall Street Portfolio (Class 3)                        30,297             11.76                  29               9.97
  Emerging Markets Portfolio (Class 3)                             69,100             14.88                 608               9.38
  Equity Opportunities Portfolio (Class 3)                          1,167             15.52                  32               8.27
  Foreign Value Portfolio (Class 3)                                71,686             13.48               3,178               7.70
  Fundamental Growth Portfolio (Class 3)                           38,479             14.46                  15               8.52
  Global Bond Portfolio (Class 3)                                  32,770             22.36               2,640              12.87
  Global Equities Portfolio (Class 3)                              26,675             16.17               1,644               7.70
  Growth Opportunities Portfolio (Class 3)                        135,315              4.92                 222               9.60
  Growth-Income Portfolio (Class 3)                                 2,298             23.99                  31               8.29
  High-Yield Bond Portfolio (Class 3)                              13,467             20.38                  15              10.05
  International Diversified Equities
  Portfolio (Class 3)                                              50,222             10.41                  10               7.95
  International Growth and Income
  Portfolio (Class 3)                                              78,648             10.78                  13               6.43
  Marsico Focused Growth Portfolio (Class 3)                       27,462              9.87                 118               9.03
  MFS Massachusetts Investors Trust
  Portfolio (Class 3)                                              24,580             19.21                 300               9.01
  MFS Total Return Portfolio (Class 3)                             31,381             24.77                 123               9.53


                                                      Contracts With Total Expenses of 2.15  Contracts With Total Expenses of 2.17
                                                      -------------------------------------  -------------------------------------
                                                         Accumulation        Unit value of      Accumulation       Unit value of
                                                             units           accumulation          units            accumulation
Variable Accounts                                         outstanding            units           outstanding           units
---------------------------------------------------   -------------------  ----------------  ------------------  -----------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                                  -  $              -                   -  $               -
  Capital Appreciation Portfolio (Class 1)                              -                 -                   -                  -
  Government and Quality Bond Portfolio (Class 1)                       -                 -                   -                  -
  Growth Portfolio (Class 1)                                            -                 -                   -                  -
  Natural Resources Portfolio (Class 1)                                 -                 -                   -                  -
  Asset Allocation Portfolio (Class 2)                                  -                 -                   -                  -
  Capital Appreciation Portfolio (Class 2)                              -                 -                   -                  -
  Government and Quality Bond Portfolio (Class 2)                       -                 -                   -                  -
  Growth Portfolio (Class 2)                                            -                 -                   -                  -
  Natural Resources Portfolio (Class 2)                                 -                 -                   -                  -
  Asset Allocation Portfolio (Class 3)                                 10             10.41               1,822              24.01
  Capital Appreciation Portfolio (Class 3)                              9             11.12              10,240              43.17
  Government and Quality Bond Portfolio (Class 3)                       9             11.81              47,482              19.56
  Growth Portfolio (Class 3)                                           12              8.35                   5              25.30
  Natural Resources Portfolio (Class 3)                                11              8.93               8,473              39.96

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                                 -  $              -                   -  $               -
  Alliance Growth Portfolio (Class 1)                                   -                 -                   -                  -
  Balanced Portfolio (Class 1)                                          -                 -                   -                  -
  Blue Chip Growth Portfolio (Class 1)                                  -                 -                   -                  -
  Capital Growth Portfolio (Class 1)                                    -                 -                   -                  -
  Cash Management Portfolio (Class 1)                                   -                 -                   -                  -
  Corporate Bond Portfolio (Class 1)                                    -                 -                   -                  -
  Davis Venture Value Portfolio (Class 1)                               -                 -                   -                  -
  "Dogs" of Wall Street Portfolio (Class 1)                             -                 -                   -                  -
  Emerging Markets Portfolio (Class 1)                                  -                 -                   -                  -
  Equity Opportunities Portfolio (Class 1)                              -                 -                   -                  -
  Fundamental Growth Portfolio (Class 1)                                -                 -                   -                  -
  Global Bond Portfolio (Class 1)                                       -                 -                   -                  -
  Global Equities Portfolio (Class 1)                                   -                 -                   -                  -
  Growth Opportunities Portfolio (Class 1)                              -                 -                   -                  -
  Growth-Income Portfolio (Class 1)                                     -                 -                   -                  -
  High-Yield Bond Portfolio (Class 1)                                   -                 -                   -                  -
  International Diversified Equities
  Portfolio (Class 1)                                                   -                 -                   -                  -
  International Growth and Income
  Portfolio (Class 1)                                                   -                 -                   -                  -
  Marsico Focused Growth Portfolio (Class 1)                            -                 -                   -                  -
  MFS Massachusetts Investors Trust
  Portfolio (Class 1)                                                   -                 -                   -                  -
  MFS Total Return Portfolio (Class 1)                                  -                 -                   -                  -
  Mid-Cap Growth Portfolio (Class 1)                                    -                 -                   -                  -
  Real Estate Portfolio (Class 1)                                       -                 -                   -                  -
  Technology Portfolio (Class 1)                                        -                 -                   -                  -
  Telecom Utility Portfolio (Class 1)                                   -                 -                   -                  -
  Total Return Bond Portfolio (Class 1)                                 -                 -                   -                  -
  Aggressive Growth Portfolio (Class 2)                                 -                 -                   -                  -
  Alliance Growth Portfolio (Class 2)                                   -                 -                   -                  -
  Balanced Portfolio (Class 2)                                          -                 -                   -                  -
  Blue Chip Growth Portfolio (Class 2)                                  -                 -                   -                  -
  Capital Growth Portfolio (Class 2)                                    -                 -                   -                  -
  Cash Management Portfolio (Class 2)                                   -                 -                   -                  -
  Corporate Bond Portfolio (Class 2)                                    -                 -                   -                  -
  Davis Venture Value Portfolio (Class 2)                               -                 -                   -                  -
  "Dogs" of Wall Street Portfolio (Class 2)                             -                 -                   -                  -
  Emerging Markets Portfolio (Class 2)                                  -                 -                   -                  -
  Equity Opportunities Portfolio (Class 2)                              -                 -                   -                  -
  Foreign Value Portfolio (Class 2)                                     -                 -                   -                  -
  Fundamental Growth Portfolio (Class 2)                                -                 -                   -                  -
  Global Bond Portfolio (Class 2)                                       -                 -                   -                  -
  Global Equities Portfolio (Class 2)                                   -                 -                   -                  -
  Growth Opportunities Portfolio (Class 2)                              -                 -                   -                  -
  Growth-Income Portfolio (Class 2)                                     -                 -                   -                  -
  High-Yield Bond Portfolio (Class 2)                                   -                 -                   -                  -
  International Diversified Equities
  Portfolio (Class 2)                                                   -                 -                   -                  -
  International Growth and Income Portfolio (Class 2)                   -                 -                   -                  -
  Marsico Focused Growth Portfolio (Class 2)                            -                 -                   -                  -
  MFS Massachusetts Investors Trust
  Portfolio (Class 2)                                                   -                 -                   -                  -
  MFS Total Return Portfolio (Class 2)                                  -                 -                   -                  -
  Mid-Cap Growth Portfolio (Class 2)                                    -                 -                   -                  -
  Real Estate Portfolio (Class 2)                                       -                 -                   -                  -
  Small & Mid Cap Value Portfolio (Class 2)                             -                 -                   -                  -
  Technology Portfolio (Class 2)                                        -                 -                   -                  -
  Telecom Utility Portfolio (Class 2)                                   -                 -                   -                  -
  Total Return Bond Portfolio (Class 2)                                 -                 -                   -                  -
  Aggressive Growth Portfolio (Class 3)                                14              7.01               1,393              10.46
  Alliance Growth Portfolio (Class 3)                                  11              8.91               1,833              26.65
  American Funds Asset Allocation SAST
  Portfolio (Class 3)                                                  11              9.17              50,324               9.03
  American Funds Global Growth SAST
  Portfolio (Class 3)                                                  11              9.35             147,697               9.18
  American Funds Growth SAST Portfolio (Class 3)                       11              8.78              88,544               8.71
  American Funds Growth-Income SAST
  Portfolio (Class 3)                                                  12              8.20              85,066               7.95
  Balanced Portfolio (Class 3)                                         10              9.90                   8              14.62
  Blue Chip Growth Portfolio (Class 3)                                 11              8.98              45,959               5.18
  Capital Growth Portfolio (Class 3)                                   12              8.49                 654               6.26
  Cash Management Portfolio (Class 3)                                  11              9.59               7,741              12.18
  Corporate Bond Portfolio (Class 3)                                    8             13.55              41,426              22.84
  Davis Venture Value Portfolio (Class 3)                              12              8.30              21,057              28.60
  "Dogs" of Wall Street Portfolio (Class 3)                            10             10.23               4,224              11.63
  Emerging Markets Portfolio (Class 3)                                 11              9.45              29,121              14.80
  Equity Opportunities Portfolio (Class 3)                             12              8.45                 637              15.34
  Foreign Value Portfolio (Class 3)                                    13              7.78              75,386              13.40
  Fundamental Growth Portfolio (Class 3)                               11              8.71               2,496              14.37
  Global Bond Portfolio (Class 3)                                       8             13.01              21,841              22.22
  Global Equities Portfolio (Class 3)                                  13              7.73               3,526              16.08
  Growth Opportunities Portfolio (Class 3)                             10              9.72             104,620               4.90
  Growth-Income Portfolio (Class 3)                                    12              8.39               2,000              23.73
  High-Yield Bond Portfolio (Class 3)                                  10             10.39              17,368              20.23
  International Diversified Equities
  Portfolio (Class 3)                                                  13              8.06              33,100              10.34
  International Growth and Income
  Portfolio (Class 3)                                                  16              6.53               6,482              10.69
  Marsico Focused Growth Portfolio (Class 3)                           11              9.28              27,528               9.81
  MFS Massachusetts Investors Trust
  Portfolio (Class 3)                                                  11              9.08              32,956              19.10
  MFS Total Return Portfolio (Class 3)                                 11              9.71                 977              24.42

--------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                 Contracts With Total                  Contracts With Total
                                                                   Expenses of 2.02                      Expenses of 2.05
                                                         ------------------------------------  ------------------------------------
                                                            Accumulation       Unit value of      Accumulation      Unit value of
                                                               units           accumulation          units           accumulation
Variable Accounts                                            outstanding           units           outstanding           units
-----------------------------------------------------    ------------------  ----------------  ------------------  ----------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                 18,554  $           9.46                 101  $           9.58
  Real Estate Portfolio (Class 3)                                    54,687             19.58                 259              7.05
  Small & Mid Cap Value Portfolio (Class 3)                          85,026             15.48               4,226              9.37
  Small Company Value Portfolio (Class 3)                            83,205              7.58                 259              8.21
  Technology Portfolio (Class 3)                                    183,213              1.99                  39              9.03
  Telecom Utility Portfolio (Class 3)                                14,382             14.97                  21             11.06
  Total Return Bond Portfolio (Class 3)                              71,289             25.95               1,763             12.92

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                         2,880  $           8.94                 770  $          10.00
  Invesco Van Kampen V.I. Comstock Fund                              69,823             10.34               2,624              8.01
  Invesco Van Kampen V.I. Growth and Income Fund                    105,931             11.66                 356              8.27

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                             -  $              -                   -  $              -
  Equity Income Account (Class 1)                                         -                 -                   -                 -
  Government & High Quality Bond Account (Class 1)                        -                 -                   -                 -
  Income Account (Class 1)                                                -                 -                   -                 -
  LargeCap Blend Account II (Class 1)                                     -                 -                   -                 -
  LargeCap Growth Account (Class 1)                                       -                 -                   -                 -
  MidCap Blend Account (Class 1)                                          -                 -                   -                 -
  Money Market Account (Class 1)                                          -                 -                   -                 -
  Principal Capital Appreciation Account (Class 1)                        -                 -                   -                 -
  Real Estate Securities Account (Class 1)                                -                 -                   -                 -
  SAM Balanced Portfolio (Class 1)                                        -                 -                   -                 -
  SAM Conservative Balanced Portfolio (Class 1)                           -                 -                   -                 -
  SAM Conservative Growth Portfolio (Class 1)                             -                 -                   -                 -
  SAM Flexible Income Portfolio (Class 1)                                 -                 -                   -                 -
  SAM Strategic Growth Portfolio (Class 1)                                -                 -                   -                 -
  Short-Term Income Account (Class 1)                                     -                 -                   -                 -
  SmallCap Growth Account II (Class 1)                                    -                 -                   -                 -
  SmallCap Value Account I (Class 1)                                      -                 -                   -                 -
  Diversified International Account (Class 2)                             -                 -                   -                 -
  Equity Income Account (Class 2)                                         4              8.00                   -                 -
  Government & High Quality Bond Account (Class 2)                        -                 -                   -                 -
  Income Account (Class 2)                                                -                 -                   -                 -
  LargeCap Blend Account II (Class 2)                                     -                 -                   -                 -
  LargeCap Growth Account (Class 2)                                       -                 -                   -                 -
  MidCap Blend Account (Class 2)                                          -                 -                   -                 -
  Money Market Account (Class 2)                                          -                 -                   -                 -
  Principal Capital Appreciation Account (Class 2)                        -                 -                   -                 -
  Real Estate Securities Account (Class 2)                                -                 -                   -                 -
  SAM Balanced Portfolio (Class 2)                                        4              9.18                   -                 -
  SAM Conservative Balanced Portfolio (Class 2)                           6             10.20                   -                 -
  SAM Conservative Growth Portfolio (Class 2)                             4              8.79                   -                 -
  SAM Flexible Income Portfolio (Class 2)                                 4             10.62                   -                 -
  SAM Strategic Growth Portfolio (Class 2)                                7              9.29                   -                 -
  Short-Term Income Account (Class 2)                                     -                 -                   -                 -
  SmallCap Growth Account II (Class 2)                                    -                 -                   -                 -
  SmallCap Value Account I (Class 2)                                      -                 -                   -                 -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                    11  $          10.33                   -  $              -
  Columbia Variable Portfolio - Small Company
  Growth Fund                                                            13              9.72                   -                 -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income
  Fund (Class 1)                                                      2,501  $          17.59                   -  $              -
  Columbia Variable Portfolio - Marsico Focused
  Equities Fund (Class 1)                                             3,091              9.59                   -                 -
  Columbia Variable Portfolio - Marsico Growth
  Fund (Class 1)                                                         13              9.02                   -                 -
  Columbia Variable Portfolio - Marsico 21st
  Century Fund (Class 1)                                                 10             11.58                   -                 -
  Columbia Variable Portfolio - Mid Cap
  Growth Fund (Class 1)                                                  16              8.94                   -                 -
  Columbia Variable Portfolio - Marsico International
  Opportunities Fund (Class 2)                                            8             13.33                   -                 -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified
  Equity Income Fund                                                     12  $           9.04                   -  $              -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                         -  $              -                   -  $              -
  Global Growth Fund (Class 2)                                            -                 -                   -                 -
  Growth Fund (Class 2)                                                   -                 -                   -                 -
  Growth-Income Fund (Class 2)                                            -                 -                   -                 -
  Asset Allocation Fund (Class 3)                                         -                 -                   -                 -
  Cash Management Fund (Class 3)                                          -                 -                   -                 -
  Growth Fund (Class 3)                                                   -                 -                   -                 -
  Growth-Income Fund (Class 3)                                            -                 -                   -                 -
  High-Income Bond Fund (Class 3)                                         -                 -                   -                 -
  International Fund (Class 3)                                            -                 -                   -                 -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                     -                 -                   -                 -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                        99,494  $           9.61                 198  $           7.43
  Mid Cap Value Portfolio                                                 -                 -                   -                 -

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                                        47  $           7.46                   -  $              -
  BB&T Select Equity VIF                                             16,341             12.69                   -                 -
  BB&T Special Opportunities Equity VIF                                  25              8.18                   -                 -
  BB&T Total Return Bond VIF                                             27             12.13                   -                 -

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                        -  $              -                   -  $              -

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                    48,375  $           9.57                 204  $           9.57
  Franklin Templeton VIP Founding Funds Allocation Fund              68,392              8.07                  32              7.97

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                      30,841  $          10.62                   -  $              -
  Allocation Growth Portfolio                                        30,049              9.37                   -                 -
  Allocation Moderate Growth Portfolio                               59,179              9.83                   -                 -
  Allocation Moderate Portfolio                                      23,510             10.28                   -                 -
  Real Return Portfolio                                              38,479             11.72                 144             11.35

                                                                 Contracts With Total                  Contracts With Total
                                                                   Expenses of 2.17                      Expenses of 2.30
                                                         ------------------------------------  ------------------------------------
                                                            Accumulation       Unit value of      Accumulation       Unit value of
                                                               units           accumulation          units           accumulation
Variable Accounts                                            outstanding           units           outstanding           units
-----------------------------------------------------    ------------------  ----------------  ------------------  ----------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                     10  $           9.90              47,644  $           9.39
  Real Estate Portfolio (Class 3)                                        14              7.12              31,390             19.47
  Small & Mid Cap Value Portfolio (Class 3)                              11              9.47              62,244             15.38
  Small Company Value Portfolio (Class 3)                                12              8.33              57,169              7.55
  Technology Portfolio (Class 3)                                         11              9.15                 771              1.97
  Telecom Utility Portfolio (Class 3)                                     9             11.23               1,258             14.84
  Total Return Bond Portfolio (Class 3)                                   8             13.01              80,581             25.83

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                            10  $          10.10                  15  $           8.83
  Invesco Van Kampen V.I. Comstock Fund                                  12              8.08              93,466             10.29
  Invesco Van Kampen V.I. Growth and Income Fund                         12              8.39              68,217             11.59

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                             -  $              -                   -  $              -
  Equity Income Account (Class 1)                                         -                 -                   -                 -
  Government & High Quality Bond Account (Class 1)                        -                 -                   -                 -
  Income Account (Class 1)                                                -                 -                   -                 -
  LargeCap Blend Account II (Class 1)                                     -                 -                   -                 -
  LargeCap Growth Account (Class 1)                                       -                 -                   -                 -
  MidCap Blend Account (Class 1)                                          -                 -                   -                 -
  Money Market Account (Class 1)                                          -                 -                   -                 -
  Principal Capital Appreciation Account (Class 1)                        -                 -                   -                 -
  Real Estate Securities Account (Class 1)                                -                 -                   -                 -
  SAM Balanced Portfolio (Class 1)                                        -                 -                   -                 -
  SAM Conservative Balanced Portfolio (Class 1)                           -                 -                   -                 -
  SAM Conservative Growth Portfolio (Class 1)                             -                 -                   -                 -
  SAM Flexible Income Portfolio (Class 1)                                 -                 -                   -                 -
  SAM Strategic Growth Portfolio (Class 1)                                -                 -                   -                 -
  Short-Term Income Account (Class 1)                                     -                 -                   -                 -
  SmallCap Growth Account II (Class 1)                                    -                 -                   -                 -
  SmallCap Value Account I (Class 1)                                      -                 -                   -                 -
  Diversified International Account (Class 2)                             -                 -                   -                 -
  Equity Income Account (Class 2)                                         -                 -                  15              7.94
  Government & High Quality Bond Account (Class 2)                        -                 -                   -                 -
  Income Account (Class 2)                                                -                 -                   -                 -
  LargeCap Blend Account II (Class 2)                                     -                 -                   -                 -
  LargeCap Growth Account (Class 2)                                       -                 -                   -                 -
  MidCap Blend Account (Class 2)                                          -                 -                   -                 -
  Money Market Account (Class 2)                                          -                 -                   -                 -
  Principal Capital Appreciation Account (Class 2)                        -                 -                   -                 -
  Real Estate Securities Account (Class 2)                                -                 -                   -                 -
  SAM Balanced Portfolio (Class 2)                                        -                 -                  12              9.04
  SAM Conservative Balanced Portfolio (Class 2)                           -                 -                  11              9.86
  SAM Conservative Growth Portfolio (Class 2)                             -                 -                  13              8.77
  SAM Flexible Income Portfolio (Class 2)                                 -                 -                  10             10.36
  SAM Strategic Growth Portfolio (Class 2)                                -                 -                  12              9.02
  Short-Term Income Account (Class 2)                                     -                 -                   -                 -
  SmallCap Growth Account II (Class 2)                                    -                 -                   -                 -
  SmallCap Value Account I (Class 2)                                      -                 -                   -                 -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                     -  $              -                   -  $              -
  Columbia Variable Portfolio - Small Company
  Growth Fund                                                             -                 -                   -                 -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income
  Fund (Class 1)                                                          -  $              -               2,458  $          17.45
  Columbia Variable Portfolio - Marsico Focused
  Equities Fund (Class 1)                                                 -                 -              31,529              9.49
  Columbia Variable Portfolio - Marsico Growth
  Fund (Class 1)                                                          -                 -                   -                 -
  Columbia Variable Portfolio - Marsico 21st
  Century Fund (Class 1)                                                  -                 -                   -                 -
  Columbia Variable Portfolio - Mid Cap
  Growth Fund (Class 1)                                                   -                 -                   -                 -
  Columbia Variable Portfolio - Marsico International
  Opportunities Fund (Class 2)                                            -                 -                   -                 -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified
  Equity Income Fund                                                      -  $              -                   -  $              -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                         -  $              -                   -  $              -
  Global Growth Fund (Class 2)                                            -                 -                   -                 -
  Growth Fund (Class 2)                                                   -                 -                   -                 -
  Growth-Income Fund (Class 2)                                            -                 -                   -                 -
  Asset Allocation Fund (Class 3)                                         -                 -                   -                 -
  Cash Management Fund (Class 3)                                          -                 -                   -                 -
  Growth Fund (Class 3)                                                   -                 -                   -                 -
  Growth-Income Fund (Class 3)                                            -                 -                   -                 -
  High-Income Bond Fund (Class 3)                                         -                 -                   -                 -
  International Fund (Class 3)                                            -                 -                   -                 -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                     -                 -                   -                 -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                            13  $           7.54              27,381  $           9.56
  Mid Cap Value Portfolio                                                 -                 -                   -                 -

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                                         -  $              -                  30  $           7.35
  BB&T Select Equity VIF                                                  -                 -                  20             12.65
  BB&T Special Opportunities Equity VIF                                   -                 -                  29              8.15
  BB&T Total Return Bond VIF                                              -                 -                  19             12.17

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                        -  $              -                   -  $              -

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                        11  $           9.65              62,633  $           9.51
  Franklin Templeton VIP Founding Funds Allocation Fund                  13              8.14              14,666              8.02

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                          10  $          10.63              30,727  $          10.64
  Allocation Growth Portfolio                                            11              9.34              10,060              9.30
  Allocation Moderate Growth Portfolio                                   10              9.79              23,181              9.78
  Allocation Moderate Portfolio                                          10             10.25               5,362             10.24
  Real Return Portfolio                                                   9             11.74              77,883             11.69

--------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                       Contracts With Total Expenses of 2.3
                                                       ------------------------------------
                                                          Accumulation       Unit value of
                                                             units           accumulation
Variable Accounts                                          outstanding           units
---------------------------------------------------    ------------------  ----------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                                  -  $              -
  Capital Appreciation Portfolio (Class 1)                              -                 -
  Government and Quality Bond Portfolio (Class 1)                       -                 -
  Growth Portfolio (Class 1)                                            -                 -
  Natural Resources Portfolio (Class 1)                                 -                 -
  Asset Allocation Portfolio (Class 2)                                  -                 -
  Capital Appreciation Portfolio (Class 2)                              -                 -
  Government and Quality Bond Portfolio (Class 2)                       -                 -
  Growth Portfolio (Class 2)                                            -                 -
  Natural Resources Portfolio (Class 2)                                 -                 -
  Asset Allocation Portfolio (Class 3)                                 12             10.26
  Capital Appreciation Portfolio (Class 3)                         40,045             11.02
  Government and Quality Bond Portfolio (Class 3)                  43,244             11.69
  Growth Portfolio (Class 3)                                           15              8.21
  Natural Resources Portfolio (Class 3)                             9,204              8.64

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                                 -  $              -
  Alliance Growth Portfolio (Class 1)                                   -                 -
  Balanced Portfolio (Class 1)                                          -                 -
  Blue Chip Growth Portfolio (Class 1)                                  -                 -
  Capital Growth Portfolio (Class 1)                                    -                 -
  Cash Management Portfolio (Class 1)                                   -                 -
  Corporate Bond Portfolio (Class 1)                                    -                 -
  Davis Venture Value Portfolio (Class 1)                               -                 -
  "Dogs" of Wall Street Portfolio (Class 1)                             -                 -
  Emerging Markets Portfolio (Class 1)                                  -                 -
  Equity Opportunities Portfolio (Class 1)                              -                 -
  Fundamental Growth Portfolio (Class 1)                                -                 -
  Global Bond Portfolio (Class 1)                                       -                 -
  Global Equities Portfolio (Class 1)                                   -                 -
  Growth Opportunities Portfolio (Class 1)                              -                 -
  Growth-Income Portfolio (Class 1)                                     -                 -
  High-Yield Bond Portfolio (Class 1)                                   -                 -
  International Diversified Equities Portfolio (Class 1)                -                 -
  International Growth and Income Portfolio (Class 1)                   -                 -
  Marsico Focused Growth Portfolio (Class 1)                            -                 -
  MFS Massachusetts Investors Trust Portfolio (Class 1)                 -                 -
  MFS Total Return Portfolio (Class 1)                                  -                 -
  Mid-Cap Growth Portfolio (Class 1)                                    -                 -
  Real Estate Portfolio (Class 1)                                       -                 -
  Technology Portfolio (Class 1)                                        -                 -
  Telecom Utility Portfolio (Class 1)                                   -                 -
  Total Return Bond Portfolio (Class 1)                                 -                 -
  Aggressive Growth Portfolio (Class 2)                                 -                 -
  Alliance Growth Portfolio (Class 2)                                   -                 -
  Balanced Portfolio (Class 2)                                          -                 -
  Blue Chip Growth Portfolio (Class 2)                                  -                 -
  Capital Growth Portfolio (Class 2)                                    -                 -
  Cash Management Portfolio (Class 2)                                   -                 -
  Corporate Bond Portfolio (Class 2)                                    -                 -
  Davis Venture Value Portfolio (Class 2)                               -                 -
  "Dogs" of Wall Street Portfolio (Class 2)                             -                 -
  Emerging Markets Portfolio (Class 2)                                  -                 -
  Equity Opportunities Portfolio (Class 2)                              -                 -
  Foreign Value Portfolio (Class 2)                                     -                 -
  Fundamental Growth Portfolio (Class 2)                                -                 -
  Global Bond Portfolio (Class 2)                                       -                 -
  Global Equities Portfolio (Class 2)                                   -                 -
  Growth Opportunities Portfolio (Class 2)                              -                 -
  Growth-Income Portfolio (Class 2)                                     -                 -
  High-Yield Bond Portfolio (Class 2)                                   -                 -
  International Diversified Equities Portfolio (Class 2)                -                 -
  International Growth and Income Portfolio (Class 2)                   -                 -
  Marsico Focused Growth Portfolio (Class 2)                            -                 -
  MFS Massachusetts Investors Trust Portfolio (Class 2)                 -                 -
  MFS Total Return Portfolio (Class 2)                                  -                 -
  Mid-Cap Growth Portfolio (Class 2)                                    -                 -
  Real Estate Portfolio (Class 2)                                       -                 -
  Small & Mid Cap Value Portfolio (Class 2)                             -                 -
  Technology Portfolio (Class 2)                                        -                 -
  Telecom Utility Portfolio (Class 2)                                   -                 -
  Total Return Bond Portfolio (Class 2)                                 -                 -
  Aggressive Growth Portfolio (Class 3)                               488              6.90
  Alliance Growth Portfolio (Class 3)                               6,005              8.79
  American Funds Asset Allocation SAST Portfolio (Class 3)         31,333              9.06
  American Funds Global Growth SAST Portfolio (Class 3)           114,870              9.26
  American Funds Growth SAST Portfolio (Class 3)                   39,593              8.69
  American Funds Growth-Income SAST Portfolio (Class 3)            51,367              8.12
  Balanced Portfolio (Class 3)                                         13              9.75
  Blue Chip Growth Portfolio (Class 3)                             20,480              8.89
  Capital Growth Portfolio (Class 3)                                1,567              8.36
  Cash Management Portfolio (Class 3)                              46,332              9.37
  Corporate Bond Portfolio (Class 3)                               50,626             13.42
  Davis Venture Value Portfolio (Class 3)                          83,552              8.20
  "Dogs" of Wall Street Portfolio (Class 3)                            15             10.06
  Emerging Markets Portfolio (Class 3)                             47,036              9.36
  Equity Opportunities Portfolio (Class 3)                             15              8.33
  Foreign Value Portfolio (Class 3)                               123,462              7.70
  Fundamental Growth Portfolio (Class 3)                               15              8.57
  Global Bond Portfolio (Class 3)                                  15,921             12.86
  Global Equities Portfolio (Class 3)                              17,221              7.62
  Growth Opportunities Portfolio (Class 3)                         48,710              9.62
  Growth-Income Portfolio (Class 3)                                11,058              8.24
  High-Yield Bond Portfolio (Class 3)                              20,707             10.21
  International Diversified Equities Portfolio (Class 3)           17,097              7.96
  International Growth and Income Portfolio (Class 3)                  18              6.43
  Marsico Focused Growth Portfolio (Class 3)                       24,302              9.19
  MFS Massachusetts Investors Trust Portfolio (Class 3)            70,569              8.99
  MFS Total Return Portfolio (Class 3)                              9,399              9.59

--------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)  Offered in WM Diversified Strategies III product.

(7)  Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)


                                                                                           Contracts With Total Expenses of 2.30
                                                                                        -------------------------------------------
                                                                                            Accumulation           Unit value of
                                                                                               units               accumulation
Variable Accounts                                                                            outstanding               units
------------------------------------------------------------------------------          --------------------   --------------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                                                  17,700   $               9.79
  Real Estate Portfolio (Class 3)                                                                     55,396                   7.05
  Small & Mid Cap Value Portfolio (Class 3)                                                           83,150                   9.39
  Small Company Value Portfolio (Class 3)                                                             55,108                   8.25
  Technology Portfolio (Class 3)                                                                         495                   9.04
  Telecom Utility Portfolio (Class 3)                                                                  3,418                  11.08
  Total Return Bond Portfolio (Class 3)                                                              128,984                  12.89

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                                                          2,931   $               9.92
  Invesco Van Kampen V.I. Comstock Fund                                                               69,425                   8.00
  Invesco Van Kampen V.I. Growth and Income Fund                                                      84,277                   8.31

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                                                              -   $                  -
  Equity Income Account (Class 1)                                                                          -                      -
  Government & High Quality Bond Account (Class 1)                                                         -                      -
  Income Account (Class 1)                                                                                 -                      -
  LargeCap Blend Account II (Class 1)                                                                      -                      -
  LargeCap Growth Account (Class 1)                                                                        -                      -
  MidCap Blend Account (Class 1)                                                                           -                      -
  Money Market Account (Class 1)                                                                           -                      -
  Principal Capital Appreciation Account (Class 1)                                                         -                      -
  Real Estate Securities Account (Class 1)                                                                 -                      -
  SAM Balanced Portfolio (Class 1)                                                                         -                      -
  SAM Conservative Balanced Portfolio (Class 1)                                                            -                      -
  SAM Conservative Growth Portfolio (Class 1)                                                              -                      -
  SAM Flexible Income Portfolio (Class 1)                                                                  -                      -
  SAM Strategic Growth Portfolio (Class 1)                                                                 -                      -
  Short-Term Income Account (Class 1)                                                                      -                      -
  SmallCap Growth Account II (Class 1)                                                                     -                      -
  SmallCap Value Account I (Class 1)                                                                       -                      -
  Diversified International Account (Class 2)                                                              -                      -
  Equity Income Account (Class 2)                                                                          -                      -
  Government & High Quality Bond Account (Class 2)                                                         -                      -
  Income Account (Class 2)                                                                                 -                      -
  LargeCap Blend Account II (Class 2)                                                                      -                      -
  LargeCap Growth Account (Class 2)                                                                        -                      -
  MidCap Blend Account (Class 2)                                                                           -                      -
  Money Market Account (Class 2)                                                                           -                      -
  Principal Capital Appreciation Account (Class 2)                                                         -                      -
  Real Estate Securities Account (Class 2)                                                                 -                      -
  SAM Balanced Portfolio (Class 2)                                                                         -                      -
  SAM Conservative Balanced Portfolio (Class 2)                                                            -                      -
  SAM Conservative Growth Portfolio (Class 2)                                                              -                      -
  SAM Flexible Income Portfolio (Class 2)                                                                  -                      -
  SAM Strategic Growth Portfolio (Class 2)                                                                 -                      -
  Short-Term Income Account (Class 2)                                                                      -                      -
  SmallCap Growth Account II (Class 2)                                                                     -                      -
  SmallCap Value Account I (Class 2)                                                                       -                      -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                                                      -   $                  -
  Columbia Variable Portfolio - Small Company Growth Fund                                                  -                      -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income Fund (Class 1)                                                 -   $                  -
  Columbia Variable Portfolio - Marsico Focused Equities Fund (Class 1)                                    -                      -
  Columbia Variable Portfolio - Marsico Growth Fund (Class 1)                                              -                      -
  Columbia Variable Portfolio - Marsico 21st Century Fund (Class 1)                                        -                      -
  Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)                                              -                      -
  Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2)                         -                      -

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified Equity Income Fund                                             -   $                  -

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                                                          -   $                  -
  Global Growth Fund (Class 2)                                                                             -                      -
  Growth Fund (Class 2)                                                                                    -                      -
  Growth-Income Fund (Class 2)                                                                             -                      -
  Asset Allocation Fund (Class 3)                                                                          -                      -
  Cash Management Fund (Class 3)                                                                           -                      -
  Growth Fund (Class 3)                                                                                    -                      -
  Growth-Income Fund (Class 3)                                                                             -                      -
  High-Income Bond Fund (Class 3)                                                                          -                      -
  International Fund (Class 3)                                                                             -                      -
  U.S. Government/AAA-Rated Securities Fund (Class 3)                                                      -                      -

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                                                         34,130   $               7.45
  Mid Cap Value Portfolio                                                                                  -                      -

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                                                                          -   $                  -
  BB&T Select Equity VIF                                                                                   -                      -
  BB&T Special Opportunities Equity VIF                                                                    -                      -
  BB&T Total Return Bond VIF                                                                               -                      -

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                                                         -   $                  -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                                                     11,812   $               9.52
  Franklin Templeton VIP Founding Funds Allocation Fund                                                7,913                   8.02

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                                                        32,913  $               10.52
  Allocation Growth Portfolio                                                                         155,667                   9.22
  Allocation Moderate Growth Portfolio                                                                 36,270                   9.68
  Allocation Moderate Portfolio                                                                        34,207                  10.14
  Real Return Portfolio                                                                                59,641                  11.56


------------
(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6) Offered in WM Diversified Strategies III product.

(7) Offered in Polaris Platinum III product.

     The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       SCHEDULES OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2011
                                  (Unaudited)

                                                                                 Net Asset
                                                                                   Value        Net Asset
Variable Accounts                                                    Shares      Per Share        Value           Cost
---------------------------------------------------------------   -----------   ----------    ------------    ------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                             10,224,479   $   12.12     $123,918,881    $134,419,793
  Capital Appreciation Portfolio (Class 1)                          8,042,112       32.66      262,687,608     288,011,838
  Government and Quality Bond Portfolio (Class 1)                   8,825,316       15.43      136,180,044     132,511,133
  Growth Portfolio (Class 1)                                        4,607,455       16.89       77,811,120      98,878,411
  Natural Resources Portfolio (Class 1)                             2,667,143       22.41       59,767,266     103,843,559
  Asset Allocation Portfolio (Class 2)                                797,573       12.10        9,651,519      10,448,880
  Capital Appreciation Portfolio (Class 2)                          1,565,963       32.25       50,501,589      52,912,795
  Government and Quality Bond Portfolio (Class 2)                   3,944,360       15.43       60,857,762      59,280,424
  Growth Portfolio (Class 2)                                        1,422,127       16.89       24,018,244      29,575,429
  Natural Resources Portfolio (Class 2)                               596,972       22.33       13,329,421      20,654,790
  Asset Allocation Portfolio (Class 3)                              2,292,980       12.07       27,681,084      28,314,114
  Capital Appreciation Portfolio (Class 3)                         11,090,231       31.98      354,706,601     375,434,866
  Government and Quality Bond Portfolio (Class 3)                  37,876,509       15.39      583,039,965     570,971,878
  Growth Portfolio (Class 3)                                        6,120,798       16.86      103,208,448     132,486,295
  Natural Resources Portfolio (Class 3)                             5,298,207       22.24      117,809,703     184,039,940

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                             2,747,675   $    8.46     $ 23,249,379    $ 32,698,456
  Alliance Growth Portfolio (Class 1)                               7,430,239       20.12      149,502,363     187,313,426
  Balanced Portfolio (Class 1)                                      3,188,835       13.71       43,734,385      49,246,601
  Blue Chip Growth Portfolio (Class 1)                              1,026,961        6.40        6,573,991       7,097,253
  Capital Growth Portfolio (Class 1)                                  666,367        7.73        5,153,023       5,059,626
  Cash Management Portfolio (Class 1)                               7,208,316       10.65       76,761,577      76,917,743
  Corporate Bond Portfolio (Class 1)                                7,499,989       13.93      104,508,669      89,736,866
  Davis Venture Value Portfolio (Class 1)                          19,119,046       20.00      382,360,107     417,369,844
  "Dogs" of Wall Street Portfolio (Class 1)                         2,462,636        7.84       19,312,437      19,311,123
  Emerging Markets Portfolio (Class 1)                              6,131,800        6.48       39,721,030      37,980,411
  Equity Opportunities Portfolio (Class 1)                          2,630,111       10.40       27,340,252      31,537,482
  Fundamental Growth Portfolio (Class 1)                            2,691,336       14.21       38,251,733      51,977,710
  Global Bond Portfolio (Class 1)                                   4,049,136       12.97       52,503,654      49,046,793
  Global Equities Portfolio (Class 1)                               4,161,103       11.62       48,331,228      54,330,044
  Growth Opportunities Portfolio (Class 1)                          1,716,431        6.16       10,565,734      10,877,931
  Growth-Income Portfolio (Class 1)                                 6,713,908       18.91      126,948,960     140,639,126
  High-Yield Bond Portfolio (Class 1)                              11,409,717        5.57       63,543,496      59,577,112
  International Diversified Equities Portfolio (Class 1)            5,446,738        7.57       41,233,825      52,557,680
  International Growth and Income Portfolio (Class 1)               5,866,680        7.49       43,966,884      66,944,601
  Marsico Focused Growth Portfolio (Class 1)                        1,591,866        8.21       13,068,035      12,807,579
  MFS Massachusetts Investors Trust Portfolio (Class 1)             3,786,496       12.43       47,051,882      47,320,699
  MFS Total Return Portfolio (Class 1)                             10,939,887       13.90      152,019,167     163,550,368
  Mid-Cap Growth Portfolio (Class 1)                                3,379,389        9.55       32,269,947      34,009,648
  Real Estate Portfolio (Class 1)                                   2,763,098       11.15       30,801,242      33,353,750
  Technology Portfolio (Class 1)                                    3,311,800        2.51        8,327,509       7,669,130
  Telecom Utility Portfolio (Class 1)                               1,503,137       10.47       15,734,245      16,331,363
  Total Return Bond Portfolio (Class 1)                             7,749,002        9.13       70,749,649      64,179,770
  Aggressive Growth Portfolio (Class 2)                               353,631        8.40        2,971,635       3,499,331
  Alliance Growth Portfolio (Class 2)                               1,053,306       20.05       21,120,869      19,365,986
  Balanced Portfolio (Class 2)                                        510,555       13.68        6,986,693       6,494,422
  Blue Chip Growth Portfolio (Class 2)                                471,463        6.39        3,012,834       2,903,907
  Capital Growth Portfolio (Class 2)                                  244,135        7.64        1,865,992       1,846,036
  Cash Management Portfolio (Class 2)                               2,159,983       10.60       22,901,124      23,105,431
  Corporate Bond Portfolio (Class 2)                                2,260,751       13.89       31,409,470      27,082,507
  Davis Venture Value Portfolio (Class 2)                           3,062,307       19.95       61,087,577      67,108,449
  "Dogs" of Wall Street Portfolio (Class 2)                           779,387        7.83        6,099,043       5,988,789
  Emerging Markets Portfolio (Class 2)                              1,179,214        6.42        7,568,908       7,862,621
  Equity Opportunities Portfolio (Class 2)                            507,822       10.37        5,267,056       5,296,149
  Foreign Value Portfolio (Class 2)                                 2,136,526       11.65       24,891,016      29,134,115
  Fundamental Growth Portfolio (Class 2)                              173,865       14.08        2,448,266       2,420,869
  Global Bond Portfolio (Class 2)                                   1,027,354       12.88       13,229,059      12,495,039
  Global Equities Portfolio (Class 2)                                 493,361       11.56        5,704,107       6,907,529
  Growth Opportunities Portfolio (Class 2)                            664,908        6.06        4,028,793       4,165,742
  Growth-Income Portfolio (Class 2)                                   433,531       18.87        8,182,021       8,647,645
  High-Yield Bond Portfolio (Class 2)                               2,805,426        5.55       15,575,352      14,690,273
  International Diversified Equities Portfolio (Class 2)            2,589,782        7.52       19,471,988      20,198,713
  International Growth and Income Portfolio (Class 2)               1,121,585        7.50        8,417,284      11,972,455
  Marsico Focused Growth Portfolio (Class 2)                        1,650,739        8.12       13,400,370      13,982,945
  MFS Massachusetts Investors Trust Portfolio (Class 2)               821,333       12.41       10,189,211       9,338,181
  MFS Total Return Portfolio (Class 2)                              3,396,380       13.87       47,095,178      51,278,467
  Mid-Cap Growth Portfolio (Class 2)                                1,592,731        9.41       14,993,151      13,516,059
  Real Estate Portfolio (Class 2)                                     804,606       11.10        8,931,576       9,309,885
  Small & Mid Cap Value Portfolio (Class 2)                         1,316,961       13.87       18,261,471      18,495,496
  Technology Portfolio (Class 2)                                    1,158,364        2.48        2,871,663       2,661,239
  Telecom Utility Portfolio (Class 2)                                 214,074       10.45        2,237,038       2,203,696
  Total Return Bond Portfolio (Class 2)                             2,274,121        9.08       20,642,697      19,361,134
  Aggressive Growth Portfolio (Class 3)                             1,792,210        8.35       14,958,718      16,625,744
  Alliance Growth Portfolio (Class 3)                               5,017,149       19.95      100,077,686     101,776,124
  American Funds Asset Allocation SAST Portfolio (Class 3)          9,713,176        9.22       89,592,944      93,223,668
  American Funds Global Growth SAST Portfolio (Class 3)            33,055,114        9.29      307,199,223     340,508,773
  American Funds Growth SAST Portfolio (Class 3)                   24,710,322        8.56      211,600,024     230,674,490
  American Funds Growth-Income SAST Portfolio (Class 3)            21,021,266        8.15      171,347,974     194,756,855
  Balanced Portfolio (Class 3)                                      2,187,555       13.66       29,878,789      30,033,151
  Blue Chip Growth Portfolio (Class 3)                              8,500,856        6.37       54,177,148      57,817,757
  Capital Growth Portfolio (Class 3)                                5,403,513        7.59       41,031,748      42,644,472
  Cash Management Portfolio (Class 3)                              18,611,213       10.57      196,669,973     197,239,263
  Corporate Bond Portfolio (Class 3)                               38,615,979       13.85      534,772,807     486,112,477
  Davis Venture Value Portfolio (Class 3)                          21,957,116       19.90      436,896,106     519,215,854
  "Dogs" of Wall Street Portfolio (Class 3)                         3,233,654        7.80       25,231,971      24,599,320
  Emerging Markets Portfolio (Class 3)                             20,133,248        6.38      128,471,989     133,667,717
  Equity Opportunities Portfolio (Class 3)                          2,376,827       10.35       24,599,060      26,072,258
  Foreign Value Portfolio (Class 3)                                34,375,990       11.63      399,783,966     478,470,619
  Fundamental Growth Portfolio (Class 3)                            4,781,120       13.97       66,806,691      71,269,286
  Global Bond Portfolio (Class 3)                                  13,680,048       12.82      175,320,196     167,825,828
  Global Equities Portfolio (Class 3)                               2,153,158       11.52       24,812,799      29,405,291
  Growth Opportunities Portfolio (Class 3)                         21,621,686        6.01      129,839,914     135,286,208
  Growth-Income Portfolio (Class 3)                                 1,556,975       18.85       29,343,058      31,516,006
  High-Yield Bond Portfolio (Class 3)                              18,070,188        5.54      100,036,490     101,141,780
  International Diversified Equities Portfolio (Class 3)           20,658,538        7.50      155,009,146     184,699,650
  International Growth and Income Portfolio (Class 3)              22,442,303        7.48      167,851,034     220,555,617
  Marsico Focused Growth Portfolio (Class 3)                        7,844,633        8.06       63,248,623      67,120,363
  MFS Massachusetts Investors Trust Portfolio (Class 3)            14,200,212       12.38      175,753,735     180,269,606
  MFS Total Return Portfolio (Class 3)                             13,234,685       13.84      183,114,630     200,359,096

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                                Net Asset
                                                                                                  Value      Net Asset
Variable Accounts                                                                   Shares      Per Share      Value        Cost
---------------------------------------------------------------                  ------------  ----------  ------------  -----------

SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                                                8,764,708  $   9.34   $ 81,825,916  $ 83,179,375
  Real Estate Portfolio (Class 3)                                                  17,172,286     11.06    189,896,706   184,551,303
  Small & Mid Cap Value Portfolio (Class 3)                                        27,291,329     13.82    377,237,594   407,206,040
  Small Company Value Portfolio (Class 3)                                          10,751,264     13.72    147,454,534   157,675,501
  Technology Portfolio (Class 3)                                                    7,630,171      2.46     18,748,659    17,868,323
  Telecom Utility Portfolio (Class 3)                                               1,229,285     10.42     12,811,973    12,687,558
  Total Return Bond Portfolio (Class 3)                                            55,923,753      9.05    505,869,607   486,535,912

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                                         673,934  $  29.39   $ 19,806,919  $ 18,162,518
  Invesco Van Kampen V.I. Comstock Fund                                            27,193,603     10.07    273,839,585   300,191,040
  Invesco Van Kampen V.I. Growth and Income Fund                                   27,706,466     15.84    438,870,424   488,673,401

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                                         178,765  $  10.56   $  1,887,761  $  2,618,435
  Equity Income Account (Class 1)                                                   1,527,708     13.80     21,082,375    25,173,027
  Government & High Quality Bond Account (Class 1)                                    425,870     10.81      4,603,651     4,368,598
  Income Account (Class 1)                                                            867,925     10.48      9,095,856     8,665,942
  LargeCap Blend Account II (Class 1)                                                 386,944      6.14      2,375,833     2,753,779
  LargeCap Growth Account (Class 1)                                                    39,820     13.34        531,194       552,447
  MidCap Blend Account (Class 1)                                                       69,650     35.74      2,489,288     2,593,396
  Money Market Account (Class 1)                                                    2,843,280      1.00      2,843,280     2,843,280
  Principal Capital Appreciation Account (Class 1)                                    623,068     19.06     11,875,680    13,014,050
  Real Estate Securities Account (Class 1)                                             62,294     12.40        772,446       882,971
  SAM Balanced Portfolio (Class 1)                                                  4,341,542     13.72     59,565,957    65,092,745
  SAM Conservative Balanced Portfolio (Class 1)                                       770,330     10.86      8,365,781     8,588,446
  SAM Conservative Growth Portfolio (Class 1)                                       1,733,826     13.68     23,718,743    26,330,110
  SAM Flexible Income Portfolio (Class 1)                                             965,440     11.89     11,479,079    11,875,046
  SAM Strategic Growth Portfolio (Class 1)                                            593,203     14.66      8,696,361    10,365,170
  Short-Term Income Account (Class 1)                                               1,117,860      2.53      2,828,187     2,787,734
  SmallCap Growth Account II (Class 1)                                                 55,956      9.36        523,747       495,934
  SmallCap Value Account I (Class 1)                                                   14,751     11.19        165,062       172,726
  Diversified International Account (Class 2)                                          83,353     10.63        886,041     1,101,874
  Equity Income Account (Class 2)                                                     883,909     13.72     12,127,227    14,649,235
  Government & High Quality Bond Account (Class 2)                                    114,854     10.82      1,242,725     1,181,295
  Income Account (Class 2)                                                            384,227     10.43      4,007,491     3,786,355
  LargeCap Blend Account II (Class 2)                                                  76,237      6.17        470,382       531,575
  LargeCap Growth Account (Class 2)                                                    26,181     13.31        348,465       348,614
  MidCap Blend Account (Class 2)                                                       18,578     35.66        662,504       641,669
  Money Market Account (Class 2)                                                    1,645,135      1.00      1,645,135     1,645,135
  Principal Capital Appreciation Account (Class 2)                                    116,743     18.96      2,213,448     2,601,380
  Real Estate Securities Account (Class 2)                                             18,974     12.47        236,601       229,535
  SAM Balanced Portfolio (Class 2)                                                  3,107,176     13.64     42,381,882    46,802,038
  SAM Conservative Balanced Portfolio (Class 2)                                       568,209     10.78      6,125,298     6,284,301
  SAM Conservative Growth Portfolio (Class 2)                                       1,701,053     13.57     23,083,295    26,585,493
  SAM Flexible Income Portfolio (Class 2)                                             810,008     11.83      9,582,390     9,600,602
  SAM Strategic Growth Portfolio (Class 2)                                            723,069     14.57     10,535,119    13,005,490
  Short-Term Income Account (Class 2)                                                 592,673      2.52      1,493,537     1,474,273
  SmallCap Growth Account II (Class 2)                                                 22,995      9.25        212,700       228,042
  SmallCap Value Account I (Class 2)                                                    7,365     11.17         82,262        94,238

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class 1):
  Columbia Variable Portfolio - Asset Allocation Fund                                  55,155  $  11.10   $    612,218  $    683,013
  Columbia Variable Portfolio - Small Company Growth Fund                             125,365     10.23      1,282,485     1,344,986

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia Variable Portfolio - High Income Fund (Class 1)                          2,312,118  $   9.32   $ 21,548,941  $ 22,185,856
  Columbia Variable Portfolio - Marsico Focused Equities Fund (Class 1)             2,060,577     14.95     30,805,633    33,794,276
  Columbia Variable Portfolio - Marsico Growth Fund (Class 1)                         145,260     17.91      2,601,605     2,513,565
  Columbia Variable Portfolio - Marsico 21st Century Fund (Class 1)                   121,276      9.65      1,170,318     1,335,239
  Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)                         118,409      6.87        813,472       746,769
  Columbia Variable Portfolio - Marsico International
    Opportunities Fund (Class 2)                                                      229,950     12.49      2,872,080     3,696,570

COLUMBIA FUNDS VARIABLE SERIES TRUST II (Class 1):
  Columbia Variable Portfolio - Diversified Equity Income Fund                        254,680  $  11.32   $  2,882,974  $  3,890,490

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                                                   4,636,982  $  14.99   $ 69,508,365  $ 72,300,271
  Global Growth Fund (Class 2)                                                     13,325,133     18.25    243,183,682   270,951,585
  Growth Fund (Class 2)                                                             6,922,694     47.82    331,043,242   370,913,532
  Growth-Income Fund (Class 2)                                                     10,748,630     30.39    326,650,849   380,102,977
  Asset Allocation Fund (Class 3)                                                   2,427,374     15.11     36,677,614    40,332,140
  Cash Management Fund (Class 3)                                                    1,181,666     11.31     13,364,637    13,395,037
  Growth Fund (Class 3)                                                             3,806,203     48.26    183,687,339   225,517,939
  Growth-Income Fund (Class 3)                                                      5,409,854     30.61    165,595,617   213,826,084
  High-Income Bond Fund (Class 3)                                                   1,787,755     10.74     19,200,485    18,211,864
  International Fund (Class 3)                                                      2,983,433     14.70     43,856,462    56,178,137
  U.S. Government/AAA-Rated Securities Fund (Class 3)                               1,840,309     13.13     24,163,254    22,629,643

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                                      10,895,551  $  20.20   $220,090,130  $260,767,603
  Mid Cap Value Portfolio                                                           1,730,252     13.88     24,015,902    29,387,063

STERLING CAPITAL VARIABLE INSURANCE FUNDS:
  Sterling Capital Select Equity VIF                                                  178,748  $   7.14   $  1,276,263  $  1,646,594
  Sterling Capital Special Opportunities VIF                                          884,052     14.03     12,403,249    12,730,496
  Sterling Capital Strategic Allocation Equity VIF                                    260,712      5.67      1,478,236     1,736,841
  Sterling Capital Total Return Bond VIF                                              734,839     10.55      7,752,551     7,694,603

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate Growth II                                         34  $   8.53   $        289  $        241

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                                   5,976,230  $  13.31   $ 79,543,626  $ 85,808,638
  Franklin Templeton VIP Founding Funds Allocation Fund                             5,252,032      6.99     36,711,700    36,441,786

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                                                     6,961,689  $  10.06   $ 70,044,355  $ 73,373,196
  Allocation Growth Portfolio                                                       1,171,860      8.24      9,660,909    10,924,639
  Allocation Moderate Growth Portfolio                                             11,207,654      9.46    105,995,904   116,035,285
  Allocation Moderate Portfolio                                                     9,742,636      9.56     93,185,861   100,127,739
  Real Return Portfolio                                                            16,412,602     10.03    164,550,184   160,019,982

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                              SEPTEMBER 30, 2011
                                  (Unaudited)


                                                                  Capital      Government and
                                           Asset Allocation    Appreciation     Quality Bond                       Natural Resources
                                               Portfolio         Portfolio        Portfolio      Growth Portfolio      Portfolio
                                               (Class 1)         (Class 1)        (Class 1)         (Class 1)          (Class 1)
                                          ------------------------------------------------------------------------------------------
Investment income:
  Dividends                               $       3,699,393   $           -   $     4,248,287   $        712,796   $        544,462
                                          ------------------------------------------------------------------------------------------

Expenses:
  Charges for distribution, mortality
    and expense risk                             (1,638,815)     (3,876,215)       (1,627,158)        (1,196,284)          (995,273)
                                          ------------------------------------------------------------------------------------------

Net investment income (loss)                      2,060,578      (3,876,215)        2,621,129           (483,488)          (450,811)
                                          ------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                          (416,684)        890,979           899,929         (6,928,464)           575,074
Realized gain distributions                               -               -           595,939                  -         19,364,111
                                          ------------------------------------------------------------------------------------------

Net realized gains (losses)                        (416,684)        890,979         1,495,868         (6,928,464)        19,939,185
                                          ------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               509,280       6,534,585         1,174,924        (10,142,623)        (1,439,213)
  End of period                                 (10,500,912)    (25,324,230)        3,668,911        (21,067,291)       (44,076,293)
                                          ------------------------------------------------------------------------------------------


Change in net unrealized appreciation
   (depreciation) of investments                (11,010,192)    (31,858,815)        2,493,987        (10,924,668)       (42,637,080)
                                          ------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
    operations                            $      (9,366,298)  $ (34,844,051)  $     6,610,984   $    (18,336,620)   $   (23,148,706)
                                          ==========================================================================================

                                                                  Capital      Government and
                                           Asset Allocation    Appreciation     Quality Bond                       Natural Resources
                                               Portfolio         Portfolio        Portfolio      Growth Portfolio      Portfolio
                                               (Class 2)         (Class 2)        (Class 2)         (Class 2)          (Class 2)
                                          ------------------------------------------------------------------------------------------
Investment income:
  Dividends                               $         271,648   $           -   $     1,815,931   $        166,106   $         90,153
                                          ------------------------------------------------------------------------------------------

Expenses:
  Charges for distribution, mortality
    and expense risk                               (137,703)       (769,595)         (758,807)          (378,650)          (229,280)
                                          ------------------------------------------------------------------------------------------

Net investment income (loss)                        133,945        (769,595)        1,057,124           (212,544)          (139,127)
                                          ------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                          (162,778)      1,593,865           117,429           (477,269)          (899,914)
Realized gain distributions                               -               -           270,973                  -          4,235,137
                                          ------------------------------------------------------------------------------------------

Net realized gains (losses)                        (162,778)      1,593,865           388,402           (477,269)         3,335,223
                                          ------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                              (120,479)      5,021,104            99,291           (721,829)           903,918
  End of period                                    (797,361)     (2,411,206)        1,577,338         (5,557,185)        (7,325,369)
                                          ------------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                    (676,882)     (7,432,310)        1,478,047         (4,835,356)        (8,229,287)
                                          ------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                         $        (705,715)  $  (6,608,040)  $     2,923,573   $     (5,525,169)  $     (5,033,191)
                                          ==========================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                            Asset        Capital      Government and                   Natural
                                          Allocation   Appreciation    Quality Bond      Growth       Resources
                                          Portfolio     Portfolio       Portfolio       Portfolio     Portfolio
                                          (Class 3)     (Class 3)       (Class 3)       (Class 3)     (Class 3)
                                         ------------------------------------------------------------------------
Investment income:
  Dividends                               $   751,582  $           -  $    18,051,115  $    576,554  $    658,972
                                         ------------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality and
    expense risk                            (337,095)    (4,970,918)      (7,397,153)   (1,576,323)   (1,855,477)
                                         ------------------------------------------------------------------------
Net investment income (loss)                 414,487     (4,970,918)      10,653,962      (999,769)   (1,196,505)
                                         ------------------------------------------------------------------------
Net realized gains (losses) from
securities transactions                     (685,314)     5,600,663        3,119,384    (5,455,271)  (13,907,910)
                                         ------------------------------------------------------------------------
Realized gain distributions                        -              -        2,742,113             -    36,281,782
                                         ------------------------------------------------------------------------
Net realized gains (losses)                 (685,314)     5,600,663        5,861,497    (5,455,271)   22,373,872
                                         ------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
Beginning of period                        1,376,345     28,405,033          305,631   (12,095,650)   (1,732,756)
                                         ------------------------------------------------------------------------
End of period                               (633,030)   (20,728,265)      12,068,087   (29,277,847)  (66,230,237)
                                         ------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments           (2,009,375)   (49,133,298)      11,762,456   (17,182,197)  (64,497,481)
                                         ------------------------------------------------------------------------
Increase (decrease) in net assets from
operations                               $(2,280,202) $ (48,503,553) $    28,277,915  $(23,637,237) $(43,320,114)
                                         =======================================================================
                                          Aggressive    Alliance                  Blue Chip     Capital
                                            Growth       Growth       Balanced      Growth      Growth
                                          Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                          (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                         ------------------------------------------------------------------
Investment income:
  Dividends                              $         -  $          -  $         -  $         -  $        -
                                         ------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality and
    expense risk                            (339,281)   (2,129,287)    (584,786)     (92,844)    (75,713)
                                         ------------------------------------------------------------------
Net investment income (loss)                (339,281)   (2,129,287)    (584,786)     (92,844)    (75,713)
                                         ------------------------------------------------------------------
Net realized gains (losses) from
securities transactions                     (938,288)   (2,962,008)  (1,095,847)     681,234     275,555
                                         ------------------------------------------------------------------
Realized gain distributions                        -             -            -            -           -
Net realized gains (losses)                 (938,288)   (2,962,008)  (1,095,847)     681,234     275,555
                                         ------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
Beginning of period                       (6,549,836)  (20,451,466)  (4,600,621)   1,322,340     908,454
End of period                             (9,449,077)  (37,811,063)  (5,512,216)    (523,262)     93,397
                                         ------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments           (2,899,241)  (17,359,597)    (911,595)  (1,845,602)   (815,057)
                                         ------------------------------------------------------------------
Increase (decrease) in net assets from
operations                               $(4,176,810) $(22,450,892) $(2,592,228) $(1,257,212) $ (615,215)
                                         ==================================================================

     The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                          Davis        "Dogs"
                                                                Cash      Corporate      Venture      of Wall      Emerging
                                                             Management      Bond         Value        Street       Markets
                                                             Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                                             (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                                            -----------------------------------------------------------------
Investment income:
  Dividends                                                 $         -  $         -  $          -  $         -  $          -
                                                            -----------------------------------------------------------------
Expenses:
Charges for distribution, mortality and expense risk           (868,315)  (1,288,615)   (5,558,621)    (240,778)     (708,250)
                                                            -----------------------------------------------------------------
Net investment income (loss)                                   (868,315)  (1,288,615)   (5,558,621)    (240,778)     (708,250)
                                                            -----------------------------------------------------------------
Net realized gains (losses) from securities transactions       (849,307)   3,797,430     2,975,700     (822,033)    5,108,264
Realized gain distributions                                           -            -             -            -             -
                                                            -----------------------------------------------------------------
Net realized gains (losses)                                    (849,307)   3,797,430     2,975,700     (822,033)    5,108,264
                                                            -----------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
Beginning of period                                            (851,110)  14,398,371    29,149,687   (1,169,288)   25,341,372
End of period                                                  (156,166)  14,771,803   (35,009,737)       1,314     1,740,619
                                                            -----------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                                  694,944      373,432   (64,159,424)   1,170,602   (23,600,753)
                                                            -----------------------------------------------------------------
Increase (decrease) in net assets from operations           $(1,022,678) $ 2,882,247  $(66,742,345) $   107,791  $(19,200,739)
                                                            =================================================================
                                                                Equity       Fundamental    Global       Global         Growth
                                                             Opportunities     Growth        Bond       Equities     Opportunities
                                                               Portfolio      Portfolio    Portfolio    Portfolio      Portfolio
                                                               (Class 1)      (Class 1)    (Class 1)    (Class 1)      (Class 1)
                                                            ----------------------------------------------------------------------
Investment income:
  Dividends                                                 $            -  $          -  $        -  $          -     $        -
                                                            ----------------------------------------------------------------------
Expenses:
Charges for distribution, mortality and expense risk              (380,105)     (549,563)   (611,973)     (720,523)      (148,589)
                                                            ----------------------------------------------------------------------
Net investment income (loss)                                      (380,105)     (549,563)   (611,973)     (720,523)      (148,589)
                                                            ----------------------------------------------------------------------
Net realized gains (losses) from securities transactions        (1,558,713)   (1,050,482)    340,615       693,784        399,779
  Realized gain distributions                                            -             -           -             -              -
                                                            ----------------------------------------------------------------------
Net realized gains (losses)                                     (1,558,713)   (1,050,482)    340,615       693,784        399,779
                                                            ----------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
Beginning of period                                             (2,615,130)   (8,776,200)    765,504     4,935,099      1,847,091
End of period                                                   (4,197,230)  (13,725,977)  3,456,861    (5,998,816)      (312,197)
                                                            ----------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                                  (1,582,100)   (4,949,777)  2,691,357   (10,933,915)    (2,159,288)
                                                            ----------------------------------------------------------------------
Increase (decrease) in net assets from operations           $   (3,520,918) $ (6,549,822) $2,419,999  $(10,960,654)  $ (1,908,098)
                                                            ======================================================================

     The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                        International   International    Marsico
                                                               Growth-     High-Yield    Diversified     Growth and      Focused
                                                               Income         Bond        Equities         Income         Growth
                                                              Portfolio    Portfolio      Portfolio       Portfolio     Portfolio
                                                              (Class 1)    (Class 1)      (Class 1)       (Class 1)     (Class 1)
                                                            ----------------------------------------------------------------------
Investment income:
  Dividends                                                 $          -  $         -  $            -  $            -  $         -
                                                            ----------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality and expense risk        (1,686,985)    (916,452)       (616,119)       (668,893)    (189,358)
                                                            ----------------------------------------------------------------------
Net investment income (loss)                                  (1,686,985)    (916,452)       (616,119)       (668,893)    (189,358)
                                                            ----------------------------------------------------------------------
Net realized gains (losses) from securities transactions      (2,574,402)   2,734,367       1,471,344      (1,427,289)  (1,265,951)
Realized gain distributions                                            -            -               -               -            -
                                                            ----------------------------------------------------------------------
Net realized gains (losses)                                   (2,574,402)   2,734,367       1,471,344      (1,427,289)  (1,265,951)
                                                            ----------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
Beginning of period                                          (11,482,287)   6,522,880      (1,565,033)    (14,839,423)     512,659
End of period                                                (13,690,166)   3,966,384     (11,323,855)    (22,977,717)     260,456
                                                            ----------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                             (2,207,879)  (2,556,496)     (9,758,822)     (8,138,294)    (252,203)
                                                            ----------------------------------------------------------------------
Increase (decrease) in net assets from operations           $ (6,469,266) $  (738,581) $   (8,903,597) $  (10,234,476) $(1,707,512)
                                                            ======================================================================
                                                                   MFS
                                                              Massachusetts     MFS Total     Mid-Cap
                                                             Investors Trust     Return        Growth     Real Estate   Technology
                                                                Portfolio       Portfolio    Portfolio     Portfolio    Portfolio
                                                                (Class 1)       (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                                            ----------------------------------------------------------------------
Investment income:
 Dividends                                                  $              -  $          -  $         -  $          -  $         -
                                                            ----------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality and expense risk               (664,665)   (2,039,593)    (504,231)     (427,705)    (132,001)
                                                            ----------------------------------------------------------------------
Net investment income (loss)                                        (664,665)   (2,039,593)    (504,231)     (427,705)    (132,001)
                                                            ----------------------------------------------------------------------
Net realized gains (losses) from securities transactions             838,222      (875,858)     114,586    (4,389,391)   1,506,463
Realized gain distributions                                                -             -            -             -            -
                                                            ----------------------------------------------------------------------
Net realized gains (losses)                                          838,222      (875,858)     114,586    (4,389,391)   1,506,463
                                                            ----------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
Beginning of period                                                6,404,703    (4,978,156)   4,290,114    (5,271,973)   3,346,871
End of period                                                       (268,817)  (11,531,201)  (1,739,701)   (2,552,508)     658,379
                                                            ----------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                 (6,673,520)   (6,553,045)  (6,029,815)    2,719,465   (2,688,492)
                                                            ----------------------------------------------------------------------
Increase (decrease) in net assets from operations           $     (6,499,963) $ (9,468,496) $(6,419,460) $ (2,097,631) $(1,314,030)
                                                            ======================================================================

     The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                           STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                              SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                           Total
                                                              Telecom     Return     Aggressive    Alliance
                                                              Utility      Bond        Growth       Growth     Balanced
                                                             Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                                             (Class 1)   (Class 1)   (Class 2)    (Class 2)    (Class 2)
                                                            --------------------------------------------------------------
Investment income:
  Dividends                                                 $        -  $        -  $         -  $         -  $        -
                                                            --------------------------------------------------------------
Expenses:
  Charges for distribution, mortality and expense risk        (200,466)   (801,581)     (45,943)    (312,764)    (98,690)
                                                            --------------------------------------------------------------
Net investment income (loss)                                  (200,466)   (801,581)     (45,943)    (312,764)    (98,690)
                                                            --------------------------------------------------------------
Net realized gains (losses) from securities transactions        36,841   1,049,612      (53,696)   1,273,957     515,430
Realized gain distributions                                          -           -            -            -           -
                                                            --------------------------------------------------------------
Net realized gains (losses)                                     36,841   1,049,612      (53,696)   1,273,957     515,430
                                                            --------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                         (256,018)  4,357,401      (70,024)   5,884,155   1,283,696
  End of period                                               (597,118)  6,569,879     (527,696)   1,754,883     492,271
                                                            --------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                                (341,100)  2,212,478     (457,672)  (4,129,272)   (791,425)
                                                            ----------- ----------- ------------ ------------ ------------
Increase (decrease) in net assets from operations           $ (504,725) $2,460,509  $  (557,311) $(3,168,079) $ (374,685)
                                                            ===============================================================

                                                                                                                 Davis
                                                             Blue Chip    Capital       Cash      Corporate     Venture
                                                              Growth      Growth     Management     Bond         Value
                                                             Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                                             (Class 2)   (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                                            --------------------------------------------------------------
Investment income:
  Dividends                                                 $        -  $        -  $         -  $        -  $          -
                                                            --------------------------------------------------------------
Expenses:
  Charges for distribution, mortality and expense risk         (46,634)    (26,521)    (278,647)   (414,341)     (908,959)
                                                            --------------------------------------------------------------
Net investment income (loss)                                   (46,634)    (26,521)    (278,647)   (414,341)     (908,959)
                                                            --------------------------------------------------------------
Net realized gains (losses) from securities transactions       174,825      31,980     (273,680)  1,389,705     1,275,064
Realized gain distributions                                          -           -            -           -             -
                                                            --------------------------------------------------------------
Net realized gains (losses)                                    174,825      31,980     (273,680)  1,389,705     1,275,064
                                                            --------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                          720,268     257,181     (402,691)  4,400,515     5,027,358
  End of period                                                108,927      19,956     (204,307)  4,326,963    (6,020,872)
                                                            --------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                                (611,341)   (237,225)     198,384     (73,552)  (11,048,230)
                                                            --------------------------------------------------------------
Increase (decrease) in net assets from operations           $ (483,150) $ (231,766) $  (353,943) $  901,812  $(10,682,125)
                                                            ==============================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                              "Dogs"
                                                              of Wall     Emerging       Equity        Foreign     Fundamental
                                                              Street      Markets     Opportunities     Value        Growth
                                                             Portfolio   Portfolio      Portfolio     Portfolio     Portfolio
                                                             (Class 2)   (Class 2)      (Class 2)     (Class 2)     (Class 2)
                                                            -------------------------------------------------------------------
Investment income:
  Dividends                                                 $        -  $         -  $            -  $         -  $          -
                                                            -------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality and expense risk         (81,654)    (134,245)        (76,740)    (381,532)      (36,911)
                                                            -------------------------------------------------------------------
Net investment income (loss)                                   (81,654)    (134,245)        (76,740)    (381,532)      (36,911)
                                                            -------------------------------------------------------------------
Net realized gains (losses) from securities transactions      (282,309)   1,163,733        (533,897)     334,792       109,334
Realized gain distributions                                          -            -               -            -             -
                                                            -------------------------------------------------------------------
Net realized gains (losses)                                   (282,309)   1,163,733        (533,897)     334,792       109,334
                                                            -------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                         (299,904)   4,385,228          53,230      603,893       526,398
  End of period                                                110,254     (293,713)        (29,093)  (4,243,099)       27,397
                                                            -------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                                 410,158   (4,678,941)        (82,323)  (4,846,992)     (499,001)
                                                            -------------------------------------------------------------------
Increase (decrease) in net assets from operations           $   46,195  $(3,649,453) $     (692,960) $(4,893,732) $   (426,578)
                                                            ===================================================================

                                                              Global       Global        Growth                       High-Yield
                                                               Bond       Equities    Opportunities   Growth-Income      Bond
                                                             Portfolio   Portfolio      Portfolio       Portfolio     Portfolio
                                                             (Class 2)   (Class 2)      (Class 2)       (Class 2)     (Class 2)
                                                            --------------------------------------------------------------------
Investment income:
  Dividends                                                 $        -  $         -  $            -  $            -  $         -
                                                            --------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality and expense risk        (162,678)     (86,538)        (61,315)       (117,262)    (218,762)
                                                            --------------------------------------------------------------------
Net investment income (loss)                                  (162,678)     (86,538)        (61,315)       (117,262)    (218,762)
                                                            --------------------------------------------------------------------
Net realized gains (losses) from securities transactions        99,533      110,664         196,871           7,051      139,966
Realized gain distributions                                          -            -               -               -            -
                                                            --------------------------------------------------------------------
Net realized gains (losses)                                     99,533      110,664         196,871           7,051      139,966
                                                            --------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           58,772      119,670         747,508        (166,727)   1,117,278
  End of period                                                734,020   (1,203,422)       (136,949)       (465,624)     885,079
                                                            --------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                                 675,248   (1,323,092)       (884,457)       (298,897)    (232,199)
                                                            -------------------------------------------------------------------
Increase (decrease) in net assets from operations           $  612,103  $(1,298,966) $     (748,901) $     (409,108) $  (310,995)
                                                            =====================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                                           MFS
                                                           International   International    Marsico     Massachusetts
                                                             Diversified    Growth and      Focused       Investors     MFS Total
                                                              Equities        Income         Growth         Trust         Return
                                                              Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                                              (Class 2)      (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                                             --------------------------------------------------------------------
Investment income:
     Dividends                                              $          -  $            -  $         -  $            -  $         -
                                                            ----------------------------------------------------------------------
Expenses:
     Charges for distribution, mortality and expense risk       (296,927)       (132,108)    (205,016)       (152,789)    (645,261)
                                                            ----------------------------------------------------------------------
Net investment income (loss)                                    (296,927)       (132,108)    (205,016)       (152,789)    (645,261)
                                                            ----------------------------------------------------------------------
Net realized gains (losses) from securities transactions         594,007        (980,767)    (401,886)        575,058     (316,722)
Realized gain distributions                                            -               -            -               -            -
                                                            ----------------------------------------------------------------------
Net realized gains (losses)                                      594,007        (980,767)    (401,886)        575,058     (316,722)
                                                            ----------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                       3,774,753      (2,723,074)     598,909       2,780,607   (2,154,596)
     End of period                                              (726,725)     (3,555,171)    (582,575)        851,030   (4,183,289)
                                                            ----------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                                (4,501,478)       (832,097)  (1,181,484)     (1,929,577)  (2,028,693)
                                                            ----------------------------------------------------------------------
Increase (decrease) in net assets from operations           $ (4,204,398) $   (1,944,972) $(1,788,386) $   (1,507,308) $(2,990,676)
                                                            ======================================================================

                                                              Mid-Cap                   Small & Mid                 Telecom
                                                               Growth     Real Estate    Cap Value    Technology    Utility
                                                             Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                             (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                                            ----------------------------------------------------------------
Investment income:
     Dividends                                              $         -  $          -  $          -  $         -  $        -
                                                            ----------------------------------------------------------------
Expenses:
     Charges for distribution, mortality and expense risk      (237,321)     (130,060)     (298,513)     (45,238)    (31,205)
                                                            ----------------------------------------------------------------
Net investment income (loss)                                   (237,321)     (130,060)     (298,513)     (45,238)    (31,205)
                                                            ----------------------------------------------------------------
Net realized gains (losses) from securities transactions      1,401,807      (838,994)    1,014,122      254,827       9,251
Realized gain distributions                                           -             -             -            -           -
                                                            ----------------------------------------------------------------
Net realized gains (losses)                                   1,401,807      (838,994)    1,014,122      254,827       9,251
                                                            ----------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                      5,521,274      (811,444)    5,386,324      878,917      88,488
     End of period                                            1,477,092      (378,309)     (234,025)     210,424      33,342
                                                            ----------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) of investments                                (4,044,182)      433,135    (5,620,349)    (668,493)    (55,146)
                                                            ----------------------------------------------------------------
Increase (decrease) in net assets from operations           $(2,879,696) $   (535,919) $ (4,904,740) $  (458,904) $  (77,100)
                                                            ================================================================

      The accompayning notes are an integral part of financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                                                   American
                                                                                                     American        Funds
                                                               Total                                Funds Asset     Global
                                                              Return     Aggressive    Alliance     Allocation      Growth
                                                               Bond        Growth       Growth         SAST          SAST
                                                             Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                             (Class 2)   (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                                           -------------------------------------------------------------------
Investment income:
   Dividends                                                $        -  $         -  $          -  $  1,073,238  $  2,673,169
                                                           -------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality and expense risk       (240,897)    (195,455)   (1,505,921)   (1,039,204)   (3,523,562)
                                                           -------------------------------------------------------------------
Net investment income (loss)                                  (240,897)    (195,455)   (1,505,921)       34,034      (850,393)
                                                           -------------------------------------------------------------------
Net realized gains (losses) from securities transactions       746,251     (870,149)    3,876,118      (389,978)     (989,621)
Realized gain distributions                                          -            -             -             -             -
                                                           -------------------------------------------------------------------
Net realized gains (losses)                                    746,251     (870,149)    3,876,118      (389,978)     (989,621)
                                                           -------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                       1,103,625       93,739    15,865,486     4,659,952    20,394,272
   End of period                                             1,281,563   (1,667,026)   (1,698,438)   (3,630,724)  (33,309,550)
                                                           -------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                                 177,938   (1,760,765)  (17,563,924)   (8,290,676)  (53,703,822)
                                                           -------------------------------------------------------------------
Increase (decrease) in net assets from operations           $  683,292  $(2,826,369) $(15,193,727) $ (8,646,620) $(55,543,836)
                                                            ==================================================================
                                                                            American
                                                              American        Funds
                                                                Funds        Growth-
                                                               Growth        Income                   Blue Chip     Capital
                                                                SAST          SAST        Balanced      Growth       Growth
                                                              Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                              (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                           -------------------------------------------------------------------
Investment income:
   Dividends                                                $    795,745  $  1,882,456  $         -  $         -  $         -
                                                           -------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality and expense risk       (2,681,300)   (2,214,379)    (343,628)    (618,193)    (593,581)
                                                           -------------------------------------------------------------------
Net investment income (loss)                                  (1,885,555)     (331,923)    (343,628)    (618,193)    (593,581)
                                                           -------------------------------------------------------------------
Net realized gains (losses) from securities transactions      (2,508,489)   (3,293,718)     614,094      481,678     (822,367)
Realized gain distributions                                            -             -            -            -            -
                                                           -------------------------------------------------------------------
Net realized gains (losses)                                   (2,508,489)   (3,293,718)     614,094      481,678     (822,367)
                                                           --------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                         8,401,121    (2,951,978)   2,056,914    4,747,629    2,202,427
   End of period                                             (19,074,466)  (23,408,881)    (154,362)  (3,640,609)  (1,612,724)
                                                           -------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                               (27,475,587)  (20,456,903)  (2,211,276)  (8,388,238)  (3,815,151)
                                                           -------------------------------------------------------------------
Increase (decrease) in net assets from operations           $(31,869,631) $(24,082,544) $(1,940,810) $(8,524,753) $(5,231,099)
                                                           ===================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                Cash      Corporate        Davis        "Dogs" of     Emerging
                                                             Management      Bond      Venture Value   Wall Street     Markets
                                                             Portfolio    Portfolio      Portfolio      Portfolio     Portfolio
                                                             (Class 3)    (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                                            -------------------------------------------------------------------
Investment income:
  Dividends                                                 $         -  $         -  $           -   $         -   $          -
                                                            --------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality and expense risk       (2,186,672)  (6,689,199)    (6,032,296)     (312,924)    (1,924,649)
                                                            --------------------------------------------------------------------
Net investment income (loss)                                 (2,186,672)  (6,689,199)    (6,032,296)     (312,924)    (1,924,649)
                                                            --------------------------------------------------------------------
Net realized gains (losses) from securities transactions     (1,719,164)  14,351,243     (9,564,744)      967,565      6,191,521
Realized gain distributions                                           -            -              -             -              -
                                                            --------------------------------------------------------------------
Net realized gains (losses)                                  (1,719,164)  14,351,243     (9,564,744)      967,565      6,191,521
                                                            --------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                        (1,565,743)  44,789,895    (21,849,699)    1,402,687     53,686,074
  End of period                                                (569,290)  48,660,330    (82,319,748)      632,651     (5,195,728)
                                                            --------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                                  996,453    3,870,435    (60,470,049)     (770,036)   (58,881,802)

Increase (decrease) in net assets from operations           $(2,909,383) $11,532,479  $ (76,067,089)  $  (115,395)  $(54,614,930)
                                                            ====================================================================
                                                                Equity         Foreign     Fundamental                   Global
                                                             Opportunities      Value        Growth      Global Bond    Equities
                                                               Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                                               (Class 3)      (Class 3)     (Class 3)     (Class 3)    (Class 3)
                                                            ---------------------------------------------------------------------
Investment income:
  Dividends                                                 $            -  $          -  $          -  $          -  $         -
                                                            ---------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality and expense risk            (356,072)   (5,061,095)     (966,869)   (2,063,751)    (334,156)
                                                            ---------------------------------------------------------------------
Net investment income (loss)                                      (356,072)   (5,061,095)     (966,869)   (2,063,751)    (334,156)
                                                            ---------------------------------------------------------------------
Net realized gains (losses) from securities transactions        (2,768,781)   (3,129,768)     (996,055)    1,118,078     (444,603)
Realized gain distributions                                              -             -             -             -            -
                                                            ---------------------------------------------------------------------
Net realized gains (losses)                                     (2,768,781)   (3,129,768)     (996,055)    1,118,078     (444,603)
                                                            ---------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           (1,311,209)   (9,277,422)    4,972,847    (1,016,810)      82,916
  End of period                                                 (1,473,198)  (78,686,653)   (4,462,595)    7,494,368   (4,592,492)
                                                            ---------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                 (161,989)  (69,409,231)   (9,435,442)    8,511,178   (4,675,408)
                                                            ---------------------------------------------------------------------
Increase (decrease) in net assets from operations           $   (3,286,842) $(77,600,094) $(11,398,366) $  7,565,505  $(5,454,167)
                                                            ======================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)


                                                                                          High-     International   International
                                                                Growth       Growth-      Yield      Diversified     Growth and
                                                            Opportunities    Income       Bond        Equities         Income
                                                              Portfolio    Portfolio    Portfolio     Portfolio      Portfolio
                                                              (Class 3)    (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                                            --------------------------------------------------------------------
Investment income:
   Dividends                                                $          -  $         -  $         -  $          -  $            -
                                                            --------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality and expense risk       (1,522,833)    (239,694)  (1,298,062)   (2,327,694)     (2,486,700)
                                                            --------------------------------------------------------------------
Net investment income (loss)                                  (1,522,833)    (239,694)  (1,298,062)   (2,327,694)     (2,486,700)
                                                            --------------------------------------------------------------------
Net realized gains (losses) from securities transactions       2,459,945     (677,502)   3,896,807     1,432,568     (20,958,566)
Realized gain distributions                                            -            -            -             -               -
                                                            --------------------------------------------------------------------
Net realized gains (losses)                                    2,459,945     (677,502)   3,896,807     1,432,568     (20,958,566)
                                                            --------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        17,478,388     (953,970)   4,372,766     2,315,721     (38,824,184)
   End of period                                              (5,446,294)  (2,172,948)  (1,105,290)  (29,690,504)    (52,704,583)
                                                            --------------------------------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                             (22,924,682)  (1,218,978)  (5,478,056)  (32,006,225)    (13,880,399)
                                                            --------------------------------------------------------------------
Increase (decrease) in net assets from operations           $(21,987,570) $(2,136,174) $(2,879,311) $(32,901,351) $  (37,325,665)
                                                            ====================================================================

                                                                               MFS
                                                              Marsico     Massachusetts
                                                              Focused       Investors      MFS Total      Mid-Cap
                                                               Growth         Trust         Return        Growth      Real Estate
                                                             Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                                             (Class 3)      (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                                            ---------------------------------------------------------------------
Investment income:
   Dividends                                                 $         -  $           -  $          -  $          -  $          -
                                                            ---------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality and expense risk         (764,624)    (2,063,394)   (2,534,554)   (1,082,759)   (2,441,237)
                                                            ---------------------------------------------------------------------
Net investment income (loss)                                    (764,624)    (2,063,394)   (2,534,554)   (1,082,759)   (2,441,237)
                                                            ---------------------------------------------------------------------
Net realized gains (losses) from securities transactions      (1,048,157)     1,745,958    (5,351,299)    3,112,148   (12,385,369)
Realized gain distributions                                           -               -             -             -             -
                                                            ---------------------------------------------------------------------
Net realized gains (losses)                                   (1,048,157)     1,745,958    (5,351,299)    3,112,148   (12,385,369)
                                                            ---------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                         2,893,574     20,415,147   (12,934,459)   16,722,138     4,711,901
   End of period                                              (3,871,740)    (4,515,871)  (17,244,466)   (1,353,459)    5,345,403
                                                            ---------------------------------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                              (6,765,314)   (24,931,018)   (4,310,007)  (18,075,597)      633,502
                                                            ---------------------------------------------------------------------
Increase (decrease) in net assets from operations            $(8,578,095) $ (25,248,454) $(12,195,860) $(16,046,208) $(14,193,104)
                                                            =====================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                               Small &        Small
                                                                 Mid         Company                   Telecom
                                                              Cap Value       Value      Technology    Utility     Total Return
                                                              Portfolio     Portfolio    Portfolio    Portfolio   Bond Portfolio
                                                              (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                                            --------------------------------------------------------------------
Investment income:
 Dividends                                                  $          -  $          -  $         -  $        -  $             -
                                                            --------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality and expense risk         (5,006,871)   (1,809,402)    (271,194)   (143,058)      (5,514,627)
                                                            --------------------------------------------------------------------
Net investment income (loss)                                  (5,006,871)   (1,809,402)    (271,194)   (143,058)      (5,514,627)
                                                            --------------------------------------------------------------------
Net realized gains (losses) from securities transactions       4,107,040      (187,265)   1,238,008      49,086       12,086,412
Realized gain distributions                                            -             -            -           -                -
                                                            --------------------------------------------------------------------
Net realized gains (losses)                                    4,107,040      (187,265)   1,238,008      49,086       12,086,412
                                                            --------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
 Beginning of period                                          62,460,689    22,537,853    4,768,956     764,008        9,757,453
 End of period                                               (29,968,446)  (10,220,967)     880,336     124,415       19,333,695
                                                            --------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                            (92,429,135)  (32,758,820)  (3,888,620)   (639,593)       9,576,242
                                                            --------------------------------------------------------------------
Increase (decrease) in net assets from operations           $(93,328,966) $(34,755,487) $(2,921,806) $ (733,565) $    16,148,027
                                                            ====================================================================
                                                              Invesco
                                                                Van                     Invesco Van
                                                               Kampen                     Kampen
                                                                V.I.      Invesco Van      V.I.
                                                              Capital     Kampen V.I.   Growth and     Diversified      Equity
                                                               Growth      Comstock       Income      International     Income
                                                                Fund         Fund          Fund          Account       Account
                                                            (Series II)   (Series II)   (Series II)     (Class 1)     (Class 1)
                                                            --------------------------------------------------------------------
Investment income:
 Dividends                                                  $         -  $  3,921,942  $  5,166,849  $        4,165  $   119,552
                                                            --------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality and expense risk          (280,598)   (3,567,142)   (5,911,999)        (25,668)    (271,156)
                                                            --------------------------------------------------------------------
Net investment income (loss)                                   (280,598)      354,800      (745,150)        (21,503)    (151,604)
                                                            --------------------------------------------------------------------
Net realized gains (losses) from securities transactions      1,817,315      (943,558)      879,361        (189,449)     (94,043)
Realized gain distributions                                           -             -             -               -            -
                                                            --------------------------------------------------------------------
Net realized gains (losses)                                   1,817,315      (943,558)      879,361        (189,449)     (94,043)
                                                            --------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
 Beginning of period                                          6,188,516    15,970,057    19,623,496        (565,736)  (2,783,204)
 End of period                                                1,644,401   (26,351,455)  (49,802,977)       (730,674)  (4,090,652)
                                                            --------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                            (4,544,115)  (42,321,512)  (69,426,473)       (164,938)  (1,307,448)
                                                            --------------------------------------------------------------------
Increase (decrease) in net assets from operations           $(3,007,398) $(42,910,270) $(69,292,262) $     (375,890) $(1,553,095)
                                                            ====================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                    Government
                                      & High
                                     Quality                   LargeCap     LargeCap     MidCap
                                       Bond        Income       Blend        Growth      Blend
                                     Account      Account     Account II    Account     Account
                                    (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                   --------------------------------------------------------------
Investment income:
  Dividends                        $     8,532   $  38,838   $       951   $       -   $       -
                                   --------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk         (54,301)   (109,409)      (35,399)     (7,227)    (33,483)
                                   --------------------------------------------------------------

Net investment income (loss)           (45,769)    (70,571)      (34,448)     (7,227)    (33,483)
                                   --------------------------------------------------------------

Net realized gains (losses)
  from securities transactions           1,618     (67,208)     (158,722)     30,216    (259,373)
Realized gain distributions              4,966           -             -           -      34,253
                                   --------------------------------------------------------------

Net realized gains (losses)              6,584     (67,208)     (158,722)     30,216    (225,120)
                                   --------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                    3,515       1,910      (290,387)     77,655    (257,041)
  End of period                        235,053     429,914      (377,946)    (21,253)   (104,108)
                                   --------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                     231,538     428,004       (87,559)    (98,908)    152,933
                                   --------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $   192,353   $ 290,225   $  (280,729)  $ (75,919)  $(105,670)
                                   ==============================================================

                                                 Principal         Real                         SAM
                                     Money        Capital         Estate         SAM        Conservative
                                     Market     Appreciation    Securities     Balanced       Balanced
                                    Account       Account        Account      Portfolio      Portfolio
                                   (Class 1)     (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                   ---------------------------------------------------------------------
Investment income:
  Dividends                        $       -   $           -   $         -   $ 2,038,374   $     256,012
                                   ---------------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk       (36,290)       (158,683)       (9,453)     (843,801)        (92,647)
                                   ---------------------------------------------------------------------

Net investment income (loss)         (36,290)       (158,683)       (9,453)    1,194,573         163,365
                                   ---------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions             -         348,118       (54,218)      708,430         (79,255)
Realized gain distributions                -          92,321             -             -          75,253
                                   ---------------------------------------------------------------------

Net realized gains (losses)                -         440,439       (54,218)      708,430          (4,002)
                                   ---------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                      -         638,274      (115,296)      870,653         295,983
  End of period                            -      (1,138,370)     (110,525)   (5,526,788)       (222,665)
                                   ---------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                         -      (1,776,644)        4,771    (6,397,441)       (518,648)
                                   ---------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $ (36,290)  $  (1,494,888)  $   (58,900)  $(4,494,438)  $    (359,285)
                                   =====================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                        SAM            SAM          SAM         Short-
                                    Conservative    Flexible     Strategic       Term       SmallCap
                                       Growth        Income        Growth       Income       Growth
                                     Portfolio      Portfolio    Portfolio     Account     Account II
                                     (Class 1)      (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                   -------------------------------------------------------------------
Investment income:
  Dividends                        $     571,916   $  480,380   $   162,785   $   4,183   $         -
                                   -------------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk          (329,122)    (142,033)     (121,313)    (33,700)       (7,888)
                                   -------------------------------------------------------------------

Net investment income (loss)             242,794      338,347        41,472     (29,517)       (7,888)
                                   -------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions           382,050     (266,170)       45,009      13,332        24,973
Realized gain distributions                    -       15,670             -         429             -
                                   -------------------------------------------------------------------

Net realized gains (losses)              382,050     (250,500)       45,009      13,761        24,973
                                   -------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                    621,512      (80,885)     (349,576)     31,319       149,670
  End of period                       (2,611,367)    (395,967)   (1,668,809)     40,453        27,813
                                   -------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                    (3,232,879)    (315,082)   (1,319,233)      9,134      (121,857)
                                   -------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $  (2,608,035)  $ (227,235)  $(1,232,752)  $  (6,622)  $  (104,772)
                                   ==================================================================

                                                                                Government
                                                                                  & High
                                    SmallCap      Diversified       Equity       Quality
                                      Value      International      Income         Bond        Income
                                    Account I       Account        Account       Account      Account
                                    (Class 1)      (Class 2)      (Class 2)     (Class 2)    (Class 2)
                                   -------------------------------------------------------------------
Investment income:
  Dividends                        $       90   $        1,593   $    69,644   $     2,041   $  16,238
                                   -------------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk         (2,322)         (13,152)     (175,592)      (16,127)    (51,310)
                                   -------------------------------------------------------------------

Net investment income (loss)           (2,232)         (11,559)     (105,948)      (14,086)    (35,072)
                                   -------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions         (1,971)         (76,335)     (751,670)       10,894      18,784
Realized gain distributions                 -                -             -         1,305           -
                                   -------------------------------------------------------------------

Net realized gains (losses)            (1,971)         (76,335)     (751,670)       12,199      18,784
                                   -------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                  26,085         (129,930)   (2,456,235)       11,692      92,105
  End of period                        (7,664)        (215,833)   (2,522,008)       61,430     221,136
                                   -------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                    (33,749)         (85,903)      (65,773)       49,738     129,031
                                   -------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $  (37,952)  $     (173,797)  $  (923,391)  $    47,851   $ 112,743
                                   ===================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                       Principal
                                     LargeCap     LargeCap     MidCap      Money        Capital
                                      Blend        Growth      Blend       Market     Appreciation
                                    Account II    Account     Account     Account       Account
                                    (Class 2)    (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                   ----------------------------------------------------------------
Investment income:
  Dividends                        $        88   $       -   $       -   $       -   $           -
                                   ----------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk          (6,841)     (5,099)     (9,458)    (22,782)        (37,107)
                                   ----------------------------------------------------------------

Net investment income (loss)            (6,753)     (5,099)     (9,458)    (22,782)        (37,107)
                                   ----------------------------------------------------------------

Net realized gains (losses)
  from securities transactions          (4,135)      6,256     (34,309)          -          81,368
Realized gain distributions                  -           -       9,140           -          20,510
                                   ----------------------------------------------------------------

Net realized gains (losses)             (4,135)      6,256     (25,169)          -         101,878
                                   ----------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   (8,887)     55,457      21,477           -          (7,188)
  End of period                        (61,193)       (149)     20,835           -        (387,932)
                                   ----------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                     (52,306)    (55,606)       (642)          -        (380,744)
                                   ----------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $   (63,194)  $ (54,449)  $ (35,269)  $ (22,782)  $    (315,973)
                                   ================================================================

                                       Real                         SAM             SAM            SAM
                                      Estate         SAM        Conservative    Conservative    Flexible
                                    Securities     Balanced       Balanced         Growth        Income
                                     Account      Portfolio      Portfolio       Portfolio      Portfolio
                                    (Class 2)     (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                   ----------------------------------------------------------------------
Investment income:
  Dividends                        $         -   $ 1,242,252   $     198,002   $     500,005   $  374,566
                                   ----------------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk          (4,069)     (610,548)        (82,968)       (335,678)    (124,316)
                                   ----------------------------------------------------------------------

Net investment income (loss)            (4,069)      631,704         115,034         164,327      250,250
                                   ----------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions           1,891    (1,270,095)         54,393        (900,864)     (52,039)
Realized gain distributions                  -             -          63,099               -       13,120
                                   ----------------------------------------------------------------------

Net realized gains (losses)              1,891    (1,270,095)        117,492        (900,864)     (38,919)
                                   ----------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   14,619    (1,834,002)        357,153      (1,682,850)     410,205
  End of period                          7,066    (4,420,156)       (159,003)     (3,502,198)     (18,212)
                                   ----------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                      (7,553)   (2,586,154)       (516,156)     (1,819,348)    (428,417)
                                   ----------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $    (9,731)  $(3,224,545)  $    (283,630)  $  (2,555,885)  $ (217,086)
                                   ======================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                          Columbia
                                                                                          Variable
                                       SAM         Short-                                Portfolio -
                                    Strategic       Term       SmallCap     SmallCap        Asset
                                      Growth       Income       Growth        Value      Allocation
                                    Portfolio     Account     Account II    Account I       Fund
                                    (Class 2)    (Class 2)    (Class 2)     (Class 2)     (Class 1)
                                   -----------------------------------------------------------------
Investment income:
  Dividends                        $   185,306   $   2,465   $         -   $       57   $     18,277
                                   -----------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk        (173,683)    (21,339)       (3,490)      (1,935)        (8,379)
                                   -----------------------------------------------------------------

Net investment income (loss)            11,623     (18,874)       (3,490)      (1,878)         9,898
                                   -----------------------------------------------------------------

Net realized gains (losses)
  from securities transactions        (699,291)     22,875        19,347        2,437        (20,018)
Realized gain distributions                  -         282             -            -              -
                                   -----------------------------------------------------------------

Net realized gains (losses)           (699,291)     23,157        19,347        2,437        (20,018)
                                   -----------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period               (1,544,110)     32,400        40,920        4,000        (27,051)
  End of period                     (2,470,371)     19,264       (15,342)     (11,976)       (70,795)
                                   -----------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                    (926,261)    (13,136)      (56,262)     (15,976)       (43,744)
                                   -----------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $(1,613,929)  $  (8,853)  $   (40,405)  $  (15,417)  $    (53,864)
                                   ==================================================================
                                     Columbia                      Columbia
                                     Variable       Columbia       Variable       Columbia        Columbia
                                    Portfolio -     Variable      Portfolio -     Variable        Variable
                                       Small       Portfolio -      Marsico      Portfolio -    Portfolio -
                                      Company         High          Focused        Marsico      Marsico 21st
                                      Growth         Income        Equities        Growth         Century
                                       Fund           Fund           Fund           Fund            Fund
                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                   -------------------------------------------------------------------------
Investment income:
  Dividends                        $          -   $  1,868,482   $    157,298   $          -   $           -
                                   -------------------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk          (21,392)      (314,192)      (473,384)       (38,854)        (18,493)
                                   -------------------------------------------------------------------------

Net investment income (loss)            (21,392)     1,554,290       (316,086)       (38,854)        (18,493)
                                   -------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions           54,614       (219,963)       276,710        193,030          44,706
Realized gain distributions                   -              -              -              -               -
                                   -------------------------------------------------------------------------

Net realized gains (losses)              54,614       (219,963)       276,710        193,030          44,706
                                   -------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   224,028        942,443      1,402,529        655,055         178,758
  End of period                         (62,501)      (636,915)    (2,988,643)        88,040        (164,921)
                                   -------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                     (286,529)    (1,579,358)    (4,391,172)      (567,015)       (343,679)
                                   -------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $   (253,307)  $   (245,031)  $ (4,430,548)  $   (412,839)  $    (317,466)
                                   =========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                     Columbia        Columbia
                                     Columbia        Variable        Variable
                                     Variable       Portfolio -     Portfolio -
                                    Portfolio -       Marsico       Diversified
                                      Mid Cap      International      Equity         Asset         Global
                                      Growth       Opportunities      Income       Allocation      Growth
                                       Fund            Fund            Fund           Fund          Fund
                                     (Class 1)       (Class 2)       (Class 1)     (Class 2)      (Class 2)
                                   -------------------------------------------------------------------------
Investment income:
  Dividends                        $          -   $       28,419   $     74,263   $   301,673   $    950,723
                                   -------------------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk          (14,659)         (44,858)       (44,783)     (947,282)    (3,717,947)
                                   -------------------------------------------------------------------------

Net investment income (loss)            (14,659)         (16,439)        29,480      (645,609)    (2,767,224)
                                   -------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions           26,671          (76,591)      (238,553)    1,329,313     10,510,328
Realized gain distributions                   -                -              -             -              -
                                   -------------------------------------------------------------------------

Net realized gains (losses)              26,671          (76,591)      (238,553)    1,329,313     10,510,328
                                   -------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   205,019          (87,465)      (601,383)    3,776,690     25,053,410
  End of period                          66,703         (824,490)    (1,007,516)   (2,791,906)   (27,767,903)
                                   -------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                     (138,316)        (737,025)      (406,133)   (6,568,596)   (52,821,313)
                                   -------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $   (126,304)  $     (830,055)  $   (615,206)  $(5,884,892)  $(45,078,209)
                                   =========================================================================

                                                     Growth-          Asset              Cash
                                      Growth         Income        Allocation         Management         Growth
                                       Fund           Fund            Fund               Fund             Fund
                                     (Class 2)      (Class 2)       (Class 3)         (Class 3)         (Class 3)
                                   --------------------------------------------------------------------------------
Investment income:
  Dividends                        $  1,208,310   $  1,134,544   $      163,994   $               -   $    676,090
                                   --------------------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk       (5,061,648)    (4,798,665)        (421,814)           (126,990)    (2,231,295)
                                   --------------------------------------------------------------------------------

Net investment income (loss)         (3,853,338)    (3,664,121)        (257,820)           (126,990)    (1,555,205)
                                   --------------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions        7,195,259       (442,749)        (107,079)            (42,374)    (2,171,246)
Realized gain distributions                   -              -                -                   -              -
                                   --------------------------------------------------------------------------------

Net realized gains (losses)           7,195,259       (442,749)        (107,079)            (42,374)    (2,171,246)
                                   --------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                10,343,689    (13,245,492)        (954,260)            (38,099)   (19,399,524)
  End of period                     (39,870,290)   (53,452,128)      (3,654,526)            (30,400)   (41,830,600)
                                   --------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                  (50,213,979)   (40,206,636)      (2,700,266)              7,699    (22,431,076)
                                   --------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $(46,872,058)  $(44,313,506)  $   (3,065,165)  $        (161,665)  $(26,157,527)
                                   ================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                     High-                              U.S.
                                      Growth-        Income                       Government/AAA-       Growth
                                      Income          Bond       International    Rated Securities    and Income
                                       Fund           Fund           Fund               Fund           Portfolio
                                     (Class 3)     (Class 3)       (Class 3)         (Class 3)        (Class VC)
                                   -------------------------------------------------------------------------------
Investment income:
  Dividends                        $    589,486   $   265,941   $      160,905   $          55,154   $          -
                                   -------------------------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk       (1,965,867)     (218,972)        (564,701)           (231,001)    (3,005,804)
                                   -------------------------------------------------------------------------------

Net investment income (loss)         (1,376,381)       46,969         (403,796)           (175,847)    (3,005,804)
                                   -------------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions       (3,998,796)      474,710         (104,187)            441,883     (2,815,282)
Realized gain distributions                   -             -                -             535,529              -
                                   -------------------------------------------------------------------------------

Net realized gains (losses)          (3,998,796)      474,710         (104,187)            977,412     (2,815,282)
                                   -------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period               (31,485,081)    2,228,725       (2,328,724)          1,020,229     (5,151,960)
  End of period                     (48,230,467)      988,621      (12,321,675)          1,533,611    (40,677,473)
                                   -------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                  (16,745,386)   (1,240,104)      (9,992,951)            513,382    (35,525,513)
                                   -------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $(22,120,563)  $  (718,425)  $  (10,500,934)  $       1,314,947   $(41,346,599)
                                   ===============================================================================

                                                                                Sterling     Sterling
                                                  Sterling      Sterling        Capital      Capital
                                     Mid Cap      Capital        Capital       Strategic      Total
                                      Value        Select        Special       Allocation     Return
                                    Portfolio      Equity     Opportunities      Equity        Bond
                                    (Class VC)      VIF            VIF            VIF          VIF
                                   -------------------------------------------------------------------
Investment income:
  Dividends                        $         -   $  12,195   $            -   $     6,090   $ 228,706
                                   -------------------------------------------------------------------

Expenses:
  Charges for distribution,
    mortality and expense risk        (374,443)    (19,831)        (194,404)      (21,340)    (98,706)
                                   -------------------------------------------------------------------

Net investment income (loss)          (374,443)     (7,636)        (194,404)      (15,250)    130,000
                                   -------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions        (483,874)   (202,948)         308,723      (144,324)    248,632
Realized gain distributions                  -           -          543,221             -     266,055
                                   -------------------------------------------------------------------

Net realized gains (losses)           (483,874)   (202,948)         851,944      (144,324)    514,687
                                   -------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period               (1,326,373)   (345,207)       2,222,556      (151,723)    431,803
  End of period                     (5,371,161)   (370,331)        (327,247)     (258,605)     57,948
                                   -------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
    of investments                  (4,044,788)    (25,124)      (2,549,803)     (106,882)   (373,855)
                                   -------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $(4,903,105)  $(235,708)  $   (1,892,263)  $  (266,456)  $ 270,832
                                   ===================================================================


    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                     Franklin
                                                    Templeton
                            MTB                        VIP
                          Managed      Franklin      Founding                              Allocation
                         Allocation     Income        Funds      Allocation   Allocation    Moderate     Allocation      Real
                           Fund -     Securities    Allocation    Balanced      Growth       Growth       Moderate      Return
                          Moderate       Fund          Fund      Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                         Growth II     (Class 2)    (Class 2)    (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                       ---------------------------------------------------------------------------------------------------------
Investment income:
  Dividends             $         -  $  4,026,898  $     6,187  $         -  $         -  $          -  $         -  $         -
                       ---------------------------------------------------------------------------------------------------------

Expenses:
  Charges for
    distribution,
       mortality
        and expense
          risk                   (5)     (782,873)    (471,023)    (601,713)    (102,299)   (1,017,173)    (826,782)  (1,598,112)
                       ---------------------------------------------------------------------------------------------------------

Net investment
  income (loss)                  (5)    3,244,025     (464,836)    (601,713)    (102,299)   (1,017,173)    (826,782)  (1,598,112)
                       ---------------------------------------------------------------------------------------------------------

Net realized
  gains (losses)
    from securities
      transactions                5     1,880,305     (120,304)     373,602      118,843       510,346      415,582    1,374,518
Realized gain
  distributions                   -             -            -            -            -             -            -            -
                       ---------------------------------------------------------------------------------------------------------

Net realized
  gains (losses)                  5     1,880,305     (120,304)     373,602      118,843       510,346      415,582    1,374,518
                       ---------------------------------------------------------------------------------------------------------

Net unrealized
  appreciation
    (depreciation)
      of
       investments:
  Beginning of
    period                       85     4,619,727    4,054,553    1,151,418      395,572     3,286,796    2,110,315     (400,707)
  End of period                  48    (6,265,012)     269,914   (3,328,841)  (1,263,730)  (10,039,381)  (6,941,878)   4,530,202
                       ---------------------------------------------------------------------------------------------------------

Change in net
  unrealized
    appreciation
       (depreciation)
        of investments          (37)  (10,884,739)  (3,784,639)  (4,480,259)  (1,659,302)  (13,326,177)  (9,052,193)   4,930,909
                       ---------------------------------------------------------------------------------------------------------

Increase
  (decrease)
    in net assets
    from
      operations        $       (37) $ (5,760,409) $(4,369,779) $(4,708,370) $(1,642,758) $(13,833,004) $(9,463,393) $ 4,707,315
                       =========================================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)


                                                                  Government
                                    Asset          Capital        and Quality                       Natural
                                 Allocation      Appreciation        Bond           Growth         Resources
                                  Portfolio       Portfolio        Portfolio       Portfolio       Portfolio
                                  (Class 1)       (Class 1)        (Class 1)       (Class 1)       (Class 1)
                                ------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $  2,060,578    $  (3,876,215)   $  2,621,129    $   (483,488)   $   (450,811)

  Net realized
    gains (losses)                  (416,684)         890,979       1,495,868      (6,928,464)     19,939,185
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments            (11,010,192)     (31,858,815)      2,493,987     (10,924,668)    (42,637,080)
                                ------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations       (9,366,298)     (34,844,051)      6,610,984     (18,336,620)    (23,148,706)
                                ------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  588,305          645,471         157,490         225,469         264,703
  Cost of units redeemed         (14,432,847)     (37,458,505)    (20,389,873)    (11,820,418)     (7,151,470)
  Net transfers                     (870,731)      (5,340,680)     (3,628,494)     (3,189,989)     (2,046,234)
  Contract maintenance
    charge                           (46,551)        (128,301)        (48,372)        (40,065)        (25,950)
                                ------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     (14,761,824)     (42,282,015)    (23,909,249)    (14,825,003)     (8,958,951)
                                ------------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (24,128,122)     (77,126,066)    (17,298,265)    (33,161,623)    (32,107,657)
Net assets at
  beginning of period            148,047,003      339,813,674     153,478,309     110,972,743      91,874,923
                                ------------------------------------------------------------------------------
Net assets at
  end of period                 $123,918,881    $ 262,687,608    $136,180,044    $ 77,811,120    $ 59,767,266
                                ==============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                          22,821           12,492           8,516           7,212           4,626
  Units redeemed                    (514,402)        (699,954)     (1,019,186)       (354,038)       (123,115)
  Units transferred                  (34,435)        (122,668)       (190,116)       (101,168)        (40,267)
                                ------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     (526,016)        (810,130)     (1,200,786)       (447,994)       (158,756)
Beginning units                    5,350,434        6,597,464       7,751,361       3,315,995       1,557,073
                                ------------------------------------------------------------------------------
Ending units                       4,824,418        5,787,334       6,550,575       2,868,001       1,398,317
                                ==============================================================================


                                                                 Government
                                   Asset          Capital        and Quality                      Natural
                                 Allocation     Appreciation        Bond           Growth        Resources
                                 Portfolio       Portfolio        Portfolio       Portfolio      Portfolio
                                 (Class 2)       (Class 2)        (Class 2)       (Class 2)      (Class 2)
                                ------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $   133,945    $    (769,595)   $  1,057,124    $   (212,544)   $  (139,127)

  Net realized
    gains (losses)                 (162,778)       1,593,865         388,402        (477,269)     3,335,223
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments              (676,882)      (7,432,310)      1,478,047      (4,835,356)    (8,229,287)
                                ------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations        (705,715)      (6,608,040)      2,923,573      (5,525,169)    (5,033,191)
                                ------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                 124,528          247,701         153,653         115,208         69,829
  Cost of units redeemed         (1,208,560)      (8,987,604)    (10,471,952)     (4,230,438)    (2,763,291)
  Net transfers                    (626,308)      (1,199,514)     (2,578,113)     (1,440,739)       481,264
  Contract maintenance
    charge                           (1,272)         (10,269)         (9,415)         (4,918)        (3,114)
                                ------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     (1,711,612)      (9,949,686)    (12,905,827)     (5,560,887)    (2,215,312)
                                ------------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (2,417,327)     (16,557,726)     (9,982,254)    (11,086,056)    (7,248,503)
Net assets at
  beginning of period            12,068,846       67,059,315      70,840,016      35,104,300     20,577,924
                                ------------------------------------------------------------------------------
Net assets at
  end of period                 $ 9,651,519    $  50,501,589    $ 60,857,762    $ 24,018,244    $13,329,421
                                ==============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                          4,522            4,757           7,758           3,644          1,222
  Units redeemed                    (43,633)        (165,452)       (529,648)       (127,328)       (47,735)
  Units transferred                 (22,433)         (23,778)       (128,653)        (41,115)         9,550
                                ------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     (61,544)        (184,473)       (650,543)       (164,799)       (36,963)
Beginning units                     445,415        1,297,490       3,615,043       1,065,457        354,974
                                ------------------------------------------------------------------------------
Ending units                        383,871        1,113,017       2,964,500         900,658        318,011
                                ==============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                 Government
                                   Asset          Capital        and Quality                       Natural
                                 Allocation     Appreciation        Bond           Growth         Resources
                                 Portfolio       Portfolio        Portfolio       Portfolio       Portfolio
                                 (Class 3)       (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                ------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $   414,487    $  (4,970,918)   $ 10,653,962    $   (999,769)   $ (1,196,505)

  Net realized
    gains (losses)                 (685,314)       5,600,663       5,861,497      (5,455,271)     22,373,872
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments            (2,009,375)     (49,133,298)     11,762,456     (17,182,197)    (64,497,481)
                                ------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations      (2,280,202)     (48,503,553)     28,277,915     (23,637,237)    (43,320,114)
                                ------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold               2,595,921       38,202,844      45,013,741       2,830,388       9,412,277
  Cost of units redeemed         (3,208,513)     (42,726,718)    (61,687,722)    (14,792,739)    (14,715,125)
  Net transfers                   4,466,194        8,223,702     (43,129,959)       (608,503)      8,936,123
  Contract maintenance
    charge                           (3,360)         (51,013)        (69,125)        (21,654)        (19,557)
                                ------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions      3,850,242        3,648,815     (59,873,065)    (12,592,508)      3,613,718
                                ------------------------------------------------------------------------------

Increase (decrease)
  in net assets                   1,570,040      (44,854,738)    (31,595,150)    (36,229,745)    (39,706,396)
Net assets at
  beginning of period            26,111,044      399,561,339     614,635,115     139,438,193     157,516,099
                                ------------------------------------------------------------------------------
Net assets at
  end of period                 $27,681,084    $ 354,706,601    $583,039,965    $103,208,448    $117,809,703
                                ==============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                        167,341        2,114,592       3,352,355         185,800         587,248
  Units redeemed                   (124,032)        (878,879)     (3,235,326)       (476,295)       (299,886)
  Units transferred                 208,022          806,969      (2,152,186)         59,228         465,650
                                ------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     251,331        2,042,682      (2,035,157)       (231,267)        753,012
Beginning units                   1,089,320        9,407,507      33,724,258       4,614,824       3,317,100
                                ------------------------------------------------------------------------------
Ending units                      1,340,651       11,450,189      31,689,101       4,383,557       4,070,112
                                ==============================================================================


                                 Aggressive      Alliance                      Blue Chip       Capital
                                   Growth         Growth         Balanced        Growth         Growth
                                 Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                 (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                -------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $  (339,281)   $ (2,129,287)   $  (584,786)   $   (92,844)   $   (75,713)

  Net realized
    gains (losses)                 (938,288)     (2,962,008)    (1,095,847)       681,234        275,555
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments            (2,899,241)    (17,359,597)      (911,595)    (1,845,602)      (815,057)
                                -------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations      (4,176,810)    (22,450,892)    (2,592,228)    (1,257,212)      (615,215)
                                -------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                 146,630         557,574        287,781         32,240          2,307
  Cost of units redeemed         (3,488,696)    (17,671,866)    (6,052,511)      (793,484)      (791,535)
  Net transfers                    (734,288)     (5,049,008)      (675,975)     1,141,575       (351,420)
  Contract maintenance
    charge                          (18,074)       (111,003)       (28,665)        (3,098)        (2,718)
                                -------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     (4,094,428)    (22,274,303)    (6,469,370)       377,233     (1,143,366)
                                -------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (8,271,238)    (44,725,195)    (9,061,598)      (879,979)    (1,758,581)
Net assets at
  beginning of period            31,520,617     194,227,558     52,795,983      7,453,970      6,911,604
                                -------------------------------------------------------------------------
Net assets at
  end of period                 $23,249,379    $149,502,363    $43,734,385    $ 6,573,991    $ 5,153,023
                                =========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                         11,535          17,864         17,033          4,771            354
  Units redeemed                   (260,564)       (537,012)      (370,340)      (122,155)      (103,640)
  Units transferred                 (55,623)       (159,076)       (42,408)       143,684        (44,459)
                                -------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                    (304,652)       (678,224)      (395,715)        26,300       (147,745)
Beginning units                   2,381,289       5,945,122      3,220,885      1,151,423        921,727
                                -------------------------------------------------------------------------
Ending units                      2,076,637       5,266,898      2,825,170      1,177,723        773,982
                                =========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                    Davis           "Dogs"
                                    Cash          Corporate        Venture         of Wall        Emerging
                                 Management         Bond            Value           Street         Markets
                                  Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                  (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                ----------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $   (868,315)   $ (1,288,615)   $  (5,558,621)   $  (240,778)   $   (708,250)

  Net realized
    gains (losses)                  (849,307)      3,797,430        2,975,700       (822,033)      5,108,264
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments                694,944         373,432      (64,159,424)     1,170,602     (23,600,753)
                                ----------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations       (1,022,678)      2,882,247      (66,742,345)       107,791     (19,200,739)
                                ----------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  829,092         165,034        1,044,698         30,015          86,793
  Cost of units redeemed         (19,589,283)    (15,069,327)     (51,431,129)    (2,113,256)     (6,890,620)
  Net transfers                   13,514,143      (1,257,185)     (16,500,449)       384,301      (4,817,487)
  Contract maintenance
    charge                           (47,797)        (29,951)        (203,352)        (9,317)        (20,413)
                                ----------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions      (5,293,845)    (16,191,429)     (67,090,232)    (1,708,257)    (11,641,727)
                                ----------------------------------------------------------------------------

Increase (decrease)
  in net assets                   (6,316,523)    (13,309,182)    (133,832,577)    (1,600,466)    (30,842,466)
Net assets at
  beginning of period             83,078,100     117,817,851      516,192,684     20,912,903      70,563,496
                                ----------------------------------------------------------------------------
Net assets at
  end of period                 $ 76,761,577    $104,508,669    $ 382,360,107    $19,312,437    $ 39,721,030
                                ============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                          65,557           6,718           30,888          2,308           3,799
  Units redeemed                  (1,492,232)       (616,104)      (1,454,535)      (164,171)       (306,568)
  Units transferred                1,025,485         (53,638)        (475,797)        28,352        (223,206)
                                ----------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     (401,190)       (663,024)      (1,899,444)      (133,511)       (525,975)
Beginning units                    6,259,934       4,937,540       14,479,135      1,685,553       3,029,609
                                ----------------------------------------------------------------------------
Ending units                       5,858,744       4,274,516       12,579,691      1,552,042       2,503,634
                                ============================================================================


                                    Equity         Fundamental       Global         Global           Growth
                                 Opportunities       Growth           Bond         Equities       Opportunities
                                   Portfolio        Portfolio      Portfolio       Portfolio        Portfolio
                                   (Class 1)        (Class 1)      (Class 1)       (Class 1)        (Class 1)
                                --------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $     (380,105)   $   (549,563)   $  (611,973)   $   (720,523)   $     (148,589)

  Net realized
    gains (losses)                  (1,558,713)     (1,050,482)       340,615         693,784           399,779
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments               (1,582,100)     (4,949,777)     2,691,357     (10,933,915)       (2,159,288)
                                --------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         (3,520,918)     (6,549,822)     2,419,999     (10,960,654)       (1,908,098)
                                --------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                     45,070         125,937        114,092         169,476            35,842
  Cost of units redeemed            (3,752,505)     (4,399,964)    (6,250,371)     (5,811,846)       (1,671,083)
  Net transfers                       (986,680)     (1,100,303)     1,122,871        (721,216)        1,590,629
  Contract maintenance
    charge                             (14,489)        (28,472)       (13,376)        (27,305)           (4,764)
                                --------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions        (4,708,604)     (5,402,802)    (5,026,784)     (6,390,891)          (49,376)
                                --------------------------------------------------------------------------------

Increase (decrease)
  in net assets                     (8,229,522)    (11,952,624)    (2,606,785)    (17,351,545)       (1,957,474)
Net assets at
  beginning of period               35,569,774      50,204,357     55,110,439      65,682,773        12,523,208
                                --------------------------------------------------------------------------------
Net assets at
  end of period                 $   27,340,252    $ 38,251,733    $52,503,654    $ 48,331,228    $   10,565,734
                                ================================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                             2,377           6,792          4,883           7,902             7,206
  Units redeemed                      (201,278)       (244,145)      (271,099)       (275,546)         (261,260)
  Units transferred                    (52,337)        (61,509)        42,357         (33,845)          228,617
                                --------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                       (251,238)       (298,862)      (223,859)       (301,489)          (25,437)
Beginning units                      1,903,762       2,791,218      2,435,976       3,105,351         2,049,362
                                --------------------------------------------------------------------------------
Ending units                         1,652,524       2,492,356      2,212,117       2,803,862         2,023,925
                                ================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)


                                                                 International     International      Marsico
                                   Growth-       High-Yield       Diversified         Growth          Focused
                                   Income           Bond           Equities         and Income         Growth
                                  Portfolio       Portfolio        Portfolio         Portfolio       Portfolio
                                  (Class 1)       (Class 1)        (Class 1)         (Class 1)       (Class 1)
                                --------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $ (1,686,985)   $   (916,452)   $     (616,119)   $     (668,893)   $  (189,358)

  Net realized
    gains (losses)                (2,574,402)      2,734,367         1,471,344        (1,427,289)    (1,265,951)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments             (2,207,879)     (2,556,496)       (9,758,822)       (8,138,294)      (252,203)
                                --------------------------------------------------------------------------------
  Increase (decrease)
    in net assets
     from operations              (6,469,266)       (738,581)       (8,903,597)      (10,234,476)    (1,707,512)
                                --------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  289,944          87,665           161,259           195,976         25,376
  Cost of units redeemed         (14,251,674)    (14,035,972)       (6,294,331)       (6,390,794)    (1,930,635)
  Net transfers                   (2,589,273)     (8,438,199)       (1,362,461)       (2,015,302)      (598,517)
  Contract maintenance
    charge                           (70,131)        (24,451)          (19,282)          (22,220)        (5,850)
                                --------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     (16,621,134)    (22,410,957)       (7,514,815)       (8,232,340)    (2,509,626)
                                --------------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (23,090,400)    (23,149,538)      (16,418,412)      (18,466,816)    (4,217,138)
Net assets at
  beginning of period            150,039,360      86,693,034        57,652,237        62,433,700     17,285,173
                                --------------------------------------------------------------------------------
Net assets at
  end of period                 $126,948,960    $ 63,543,496    $   41,233,825    $   43,966,884    $13,068,035
                                ================================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                          10,467           3,837            14,178            14,170          2,083
  Units redeemed                    (518,268)       (608,429)         (470,560)         (456,617)      (161,010)
  Units transferred                 (101,283)       (366,924)         (108,921)         (145,335)       (53,536)
                                --------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     (609,084)       (971,516)         (565,303)         (587,782)      (212,463)
Beginning units                    5,628,193       3,907,227         4,302,496         4,460,288      1,461,419
                                --------------------------------------------------------------------------------
Ending units                       5,019,109       2,935,711         3,737,193         3,872,506      1,248,956
                                ================================================================================


                                       MFS               MFS
                                  Massachusetts         Total          Mid-Cap          Real
                                    Investors          Return          Growth          Estate       Technology
                                 Trust Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                    (Class 1)         (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                --------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $       (664,665)   $ (2,039,593)   $   (504,231)   $  (427,705)   $  (132,001)

  Net realized
    gains (losses)                       838,222        (875,858)        114,586     (4,389,391)     1,506,463
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments                 (6,673,520)     (6,553,045)     (6,029,815)     2,719,465     (2,688,492)
                                --------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations           (6,499,963)     (9,468,496)     (6,419,460)    (2,097,631)    (1,314,030)
                                --------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                      113,231         269,352         107,911         53,430         20,373
  Cost of units redeemed              (6,021,735)    (20,394,017)     (5,007,929)    (3,717,996)      (916,513)
  Net transfers                         (852,702)     (4,163,609)     (2,094,694)       349,943     (1,454,018)
  Contract maintenance
    charge                               (26,270)        (63,622)        (18,957)       (11,896)        (4,057)
                                --------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions          (6,787,476)    (24,351,896)     (7,013,669)    (3,326,519)    (2,354,215)
                                --------------------------------------------------------------------------------

Increase (decrease)
  in net assets                      (13,287,439)    (33,820,392)    (13,433,129)    (5,424,150)    (3,668,245)
Net assets at
  beginning of period                 60,339,321     185,839,559      45,703,076     36,225,392     11,995,754
                                --------------------------------------------------------------------------------
Net assets at
  end of period                 $     47,051,882    $152,019,167    $ 32,269,947    $30,801,242    $ 8,327,509
                                ===============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                               4,818          12,382           9,255          2,384         10,125
  Units redeemed                        (256,261)       (728,319)       (410,509)      (159,740)      (376,103)
  Units transferred                      (38,735)       (155,861)       (179,177)         7,214       (629,410)
                                --------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                         (290,178)       (871,798)       (580,431)      (150,142)      (995,388)
Beginning units                        2,611,728       6,704,504       3,809,894      1,630,893      4,925,859
                                --------------------------------------------------------------------------------
Ending units                           2,321,550       5,832,706       3,229,463      1,480,751      3,930,471
                                ===============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                  Total
                                  Telecom         Return       Aggressive      Alliance
                                  Utility          Bond          Growth         Growth        Balanced
                                 Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                 (Class 1)      (Class 1)      (Class 2)      (Class 2)      (Class 2)
                                ------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $  (200,466)   $  (801,581)   $   (45,943)   $  (312,764)   $   (98,690)

  Net realized
    gains (losses)                   36,841      1,049,612        (53,696)     1,273,957        515,430
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments              (341,100)     2,212,478       (457,672)    (4,129,272)      (791,425)
                                ------------------------------------------------------------------------
    Increase (decrease)
      in net assets
        from operations            (504,725)     2,460,509       (557,311)    (3,168,079)      (374,685)
                                ------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  42,808        371,762         13,120         73,106         24,227
  Cost of units redeemed         (1,544,549)    (7,992,032)      (679,613)    (3,413,565)    (2,107,402)
  Net transfers                     789,996      2,557,336         64,016       (886,409)       (20,122)
  Contract maintenance
    charge                           (6,587)       (20,459)          (818)        (5,739)        (1,961)
                                ------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions       (718,332)    (5,083,393)      (603,295)    (4,232,607)    (2,105,258)
                                ------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (1,223,057)    (2,622,884)    (1,160,606)    (7,400,686)    (2,479,943)
Net assets at
  beginning of period            16,957,302     73,372,533      4,132,241     28,521,555      9,466,636
                                ------------------------------------------------------------------------
Net assets at
  end of period                 $15,734,245    $70,749,649    $ 2,971,635    $21,120,869    $ 6,986,693
                                ========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                          2,603         13,781            972          2,246          1,455
  Units redeemed                    (91,306)      (297,290)       (52,181)      (103,616)      (125,398)
  Units transferred                  44,087         90,212          4,370        (27,323)          (514)
                                ------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     (44,616)      (193,297)       (46,839)      (128,693)      (124,457)
Beginning units                   1,045,963      2,768,785        317,181        884,254        576,837
                                ------------------------------------------------------------------------
Ending units                      1,001,347      2,575,488        270,342        755,561        452,380
                                ========================================================================


                                    Blue                                                       Davis
                                    Chip         Capital         Cash        Corporate        Venture
                                   Growth        Growth       Management        Bond           Value
                                 Portfolio      Portfolio     Portfolio      Portfolio       Portfolio
                                 (Class 2)      (Class 2)     (Class 2)      (Class 2)       (Class 2)
                                ------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $   (46,634)   $  (26,521)   $  (278,647)   $  (414,341)   $   (908,959)

  Net realized
    gains (losses)                  174,825        31,980       (273,680)     1,389,705       1,275,064
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments              (611,341)     (237,225)       198,384        (73,552)    (11,048,230)
                                ------------------------------------------------------------------------
    Increase (decrease)
      in net assets
        from operations            (483,150)     (231,766)      (353,943)       901,812     (10,682,125)
                                ------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  23,896           635        893,066        124,034          97,986
  Cost of units redeemed           (688,555)     (184,490)    (8,580,825)    (6,627,724)     (9,277,362)
  Net transfers                    (195,463)      (41,596)     5,109,996     (1,428,860)     (3,070,549)
  Contract maintenance
    charge                             (770)         (408)        (5,445)        (4,192)        (12,911)
                                ------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions       (860,892)     (225,859)    (2,583,208)    (7,936,742)    (12,262,836)
                                ------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (1,344,042)     (457,625)    (2,937,151)    (7,034,930)    (22,944,961)
Net assets at
  beginning of period             4,356,876     2,323,617     25,838,275     38,444,400      84,032,538
                                ------------------------------------------------------------------------
Net assets at
  end of period                 $ 3,012,834    $1,865,992    $22,901,124    $31,409,470    $ 61,087,577
                                ========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                          3,806            81         69,055          5,135           2,978
  Units redeemed                   (107,725)      (24,524)      (661,348)      (275,244)       (261,692)
  Units transferred                 (32,497)       (5,215)       393,667        (59,896)        (87,799)
                                ------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                    (136,416)      (29,658)      (198,626)      (330,005)       (346,513)
Beginning units                     690,860       315,104      1,975,942      1,638,505       2,380,663
                                ------------------------------------------------------------------------
Ending units                        554,444       285,446      1,777,316      1,308,500       2,034,150
                                ========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                 "Dogs" of
                                    Wall         Emerging         Equity           Foreign       Fundamental
                                   Street        Markets       Opportunities        Value          Growth
                                 Portfolio      Portfolio        Portfolio        Portfolio       Portfolio
                                 (Class 2)      (Class 2)        (Class 2)        (Class 2)       (Class 2)
                                ----------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $   (81,654)   $  (134,245)   $      (76,740)   $   (381,532)   $    (36,911)

  Net realized
    gains (losses)                 (282,309)     1,163,733          (533,897)        334,792         109,334
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments               410,158     (4,678,941)          (82,323)     (4,846,992)       (499,001)
                                -----------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations          46,195     (3,649,453)         (692,960)     (4,893,732)       (426,578)
                                -----------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  23,517         11,947            10,022          60,884           8,076
  Cost of units redeemed         (1,317,357)    (1,694,762)         (911,940)     (4,605,087)       (372,978)
  Net transfers                     445,933         70,058          (139,520)       (625,473)        (82,956)
  Contract maintenance
    charge                           (1,392)        (1,961)           (1,248)         (4,812)           (648)
                                -----------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions       (849,299)    (1,614,718)       (1,042,686)     (5,174,488)       (448,506)
                                -----------------------------------------------------------------------------

Increase (decrease)
  in net assets                    (803,104)    (5,264,171)       (1,735,646)    (10,068,220)       (875,084)
Net assets at
  beginning of period             6,902,147     12,833,079         7,002,702      34,959,236       3,323,350
                                -----------------------------------------------------------------------------
Net assets at
  end of period                 $ 6,099,043    $ 7,568,908    $    5,267,056    $ 24,891,016    $  2,448,266
                                =============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                          1,893            520               547           3,529             534
  Units redeemed                   (102,702)       (78,102)          (49,356)       (265,988)        (20,766)
  Units transferred                  34,565          3,142            (8,107)        (32,698)         (4,968)
                                -----------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     (66,244)       (74,440)          (56,916)       (295,157)        (25,200)
Beginning units                     565,210        561,922           381,287       2,061,571         187,389
                                -----------------------------------------------------------------------------
Ending units                        498,966        487,482           324,371       1,766,414         162,189
                                =============================================================================


                                                                                                  High-
                                   Global         Global          Growth          Growth-         Yield
                                    Bond         Equities      Opportunities       Income          Bond
                                 Portfolio      Portfolio        Portfolio       Portfolio      Portfolio
                                 (Class 2)      (Class 2)        (Class 2)       (Class 2)      (Class 2)
                                --------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $  (162,678)   $   (86,538)   $      (61,315)   $  (117,262)   $  (218,762)

  Net realized
    gains (losses)                   99,533        110,664           196,871          7,051        139,966
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments               675,248     (1,323,092)         (884,457)      (298,897)      (232,199)
                                ---------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         612,103     (1,298,966)         (748,901)      (409,108)      (310,995)
                                ---------------------------------------------------------------------------
From capital
  transactions:
  Net proceeds
    from units sold                  57,179          1,059            11,892         11,760         38,152
  Cost of units redeemed         (2,597,050)      (840,972)         (660,623)    (1,547,069)    (3,329,746)
  Net transfers                     460,961        (24,409)          480,198       (259,305)      (131,656)
  Contract maintenance
    charge                           (1,342)          (996)             (700)        (2,280)        (2,259)
                                ---------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     (2,080,252)      (865,318)         (169,233)    (1,796,894)    (3,425,509)
                                ---------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (1,468,149)    (2,164,284)         (918,134)    (2,206,002)    (3,736,504)
Net assets at
  beginning of period            14,697,208      7,868,391         4,946,927     10,388,023     19,311,856
                                ---------------------------------------------------------------------------
Net assets at
  end of period                 $13,229,059    $ 5,704,107    $    4,028,793    $ 8,182,021    $15,575,352
                                ===========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                          2,485            175             1,891            435          1,742
  Units redeemed                   (113,792)       (40,078)         (106,869)       (56,241)      (147,750)
  Units transferred                  19,944         (1,393)           67,169        (10,075)        (6,144)
                                ---------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     (91,363)       (41,296)          (37,809)       (65,881)      (152,152)
Beginning units                     656,557        376,320           822,537        392,603        886,276
                                ---------------------------------------------------------------------------
Ending units                        565,194        335,024           784,728        326,722        734,124
                                ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                         MFS
                                 International     International      Marsico       Massachusetts         MFS
                                  Diversified         Growth          Focused         Investors          Total
                                   Equities         and Income         Growth           Trust           Return
                                   Portfolio         Portfolio       Portfolio        Portfolio        Portfolio
                                   (Class 2)         (Class 2)       (Class 2)        (Class 2)        (Class 2)
                                --------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $     (296,927)   $     (132,108)   $  (205,016)   $     (152,789)   $   (645,261)

  Net realized
    gains (losses)                     594,007          (980,767)      (401,886)          575,058        (316,722)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments               (4,501,478)         (832,097)    (1,181,484)       (1,929,577)     (2,028,693)
                                ----------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         (4,204,398)       (1,944,972)    (1,788,386)       (1,507,308)     (2,990,676)
                                ----------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                     28,854            18,694         16,149            27,277         168,545
  Cost of units redeemed            (3,551,278)       (1,559,102)    (3,119,084)       (1,493,914)     (7,078,208)
  Net transfers                       (297,230)         (281,185)      (863,187)         (553,103)       (849,659)
  Contract maintenance
    charge                              (4,107)           (1,623)        (2,220)           (2,056)         (9,325)
                                ----------------------------------------------------------------------------------
        Increase (decrease)
         in net assets from
          capital transactions      (3,823,761)       (1,823,216)    (3,968,342)       (2,021,796)     (7,768,647)
                                ----------------------------------------------------------------------------------

Increase (decrease)
  in net assets                     (8,028,159)       (3,768,188)    (5,756,728)       (3,529,104)    (10,759,323)
Net assets at
  beginning of period               27,500,147        12,185,472     19,157,098        13,718,315      57,854,501
                                ----------------------------------------------------------------------------------
Net assets at
  end of period                 $   19,471,988    $    8,417,284    $13,400,370    $   10,189,211    $ 47,095,178
                                =================================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                             2,191             1,673          1,423             1,138           6,020
  Units redeemed                      (271,489)         (111,561)      (268,296)          (63,997)       (252,829)
  Units transferred                    (20,079)          (18,442)       (75,398)          (28,541)        (31,298)
                                ----------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                       (289,377)         (128,330)      (342,271)          (91,400)       (278,107)
Beginning units                      2,084,423           877,522      1,643,643           599,107       2,101,531
                                ----------------------------------------------------------------------------------
Ending units                         1,795,046           749,192      1,301,372           507,707       1,823,424
                                =================================================================================


                                                                Small &
                                  Mid-Cap          Real         Mid Cap                       Telecom
                                   Growth         Estate         Value        Technology      Utility
                                 Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                 (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                ------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $  (237,321)   $  (130,060)   $  (298,513)   $   (45,238)   $  (31,205)

  Net realized
    gains (losses)                1,401,807       (838,994)     1,014,122        254,827         9,251
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments            (4,044,182)       433,135     (5,620,349)      (668,493)      (55,146)
                                -----------------------------------------------------------------------
    Increase (decrease)
      in net assets
        from operations          (2,879,696)      (535,919)    (4,904,740)      (458,904)      (77,100)
                                -----------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  40,490         32,721         39,314         13,365         7,656
  Cost of units redeemed         (2,825,630)    (1,701,636)    (3,505,783)      (629,843)     (415,628)
  Net transfers                  (1,311,576)      (127,472)      (951,407)      (248,111)      258,811
  Contract maintenance
    charge                           (3,582)        (1,784)        (3,537)          (861)         (506)
                                -----------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     (4,100,298)    (1,798,171)    (4,421,413)      (865,450)     (149,667)
                                -----------------------------------------------------------------------

Increase (decrease)
  in net assets                  (6,979,994)    (2,334,090)    (9,326,153)    (1,324,354)     (226,767)
Net assets at
  beginning of period            21,973,145     11,265,666     27,587,624      4,196,017     2,463,805
                                -----------------------------------------------------------------------
Net assets at
  end of period                 $14,993,151    $ 8,931,576    $18,261,471    $ 2,871,663    $2,237,038
                                =======================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                          3,236          1,439          1,937          5,471           466
  Units redeemed                   (229,959)       (73,735)      (175,945)      (269,062)      (24,746)
  Units transferred                (104,586)        (6,050)       (47,257)      (108,543)       14,835
                                -----------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                    (331,309)       (78,346)      (221,265)      (372,134)       (9,445)
Beginning units                   1,843,496        516,347      1,352,751      1,752,932       155,083
                                -----------------------------------------------------------------------
Ending units                      1,512,187        438,001      1,131,486      1,380,798       145,638
                                =======================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                American       American
                                                                                 Funds           Funds
                                   Total                                         Asset          Global
                                   Return       Aggressive      Alliance       Allocation       Growth
                                    Bond          Growth         Growth           SAST           SAST
                                 Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                 (Class 2)      (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                ------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $  (240,897)   $  (195,455)   $ (1,505,921)   $    34,034    $   (850,393)

  Net realized
    gains (losses)                  746,251       (870,149)      3,876,118       (389,978)       (989,621)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments               177,938     (1,760,765)    (17,563,924)    (8,290,676)    (53,703,822)
                                --------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         683,292     (2,826,369)    (15,193,727)    (8,646,620)    (55,543,836)
                                --------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                 110,035      3,853,614       2,882,811     23,300,714      84,074,615
  Cost of units redeemed         (3,224,575)    (1,102,860)    (17,185,020)    (5,315,838)    (12,331,511)
  Net transfers                      91,986        (94,310)     (3,741,706)     7,286,645      42,314,760
  Contract maintenance
    charge                           (1,941)        (2,251)        (23,281)        (6,406)        (17,779)
                                --------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     (3,024,495)     2,654,193     (18,067,196)    25,265,115     114,040,085
                                --------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (2,341,203)      (172,176)    (33,260,923)    16,618,495      58,496,249
Net assets at
  beginning of period            22,983,900     15,130,894     133,338,609     72,974,449     248,702,974
                                --------------------------------------------------------------------------
Net assets at
  end of period                 $20,642,697    $14,958,718    $100,077,686    $89,592,944    $307,199,223
                                ==========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                          4,132        391,471         211,073      2,243,881       7,412,503
  Units redeemed                   (122,067)       (90,139)       (539,421)      (520,191)     (1,104,292)
  Units transferred                     688          3,263         (91,832)       704,469       4,036,841
                                --------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                    (117,247)       304,595        (420,180)     2,428,159      10,345,052
Beginning units                     882,303      1,239,636       4,315,346      7,176,929      22,149,625
                                --------------------------------------------------------------------------
Ending units                        765,056      1,544,231       3,895,166      9,605,088      32,494,677
                                ==========================================================================


                                                  American
                                  American          Funds
                                    Funds          Growth-                         Blue
                                   Growth          Income                          Chip         Capital
                                    SAST            SAST          Balanced        Growth         Growth
                                  Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                  (Class 3)       (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                --------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $ (1,885,555)   $   (331,923)   $  (343,628)   $  (618,193)   $  (593,581)

  Net realized
    gains (losses)                (2,508,489)     (3,293,718)       614,094        481,678       (822,367)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments            (27,475,587)    (20,456,903)    (2,211,276)    (8,388,238)    (3,815,151)
                                --------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations      (31,869,631)    (24,082,544)    (1,940,810)    (8,524,753)    (5,231,099)
                                --------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold               41,065,549      25,100,543      6,786,993     16,767,372        570,624
  Cost of units redeemed          (9,842,251)     (9,738,209)    (3,083,717)    (3,052,585)    (3,025,907)
  Net transfers                   10,055,585       7,779,009      2,497,723      7,043,904     (1,602,968)
  Contract maintenance
    charge                           (15,411)        (15,426)        (2,924)        (3,191)        (5,590)
                                --------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions      41,263,472      23,125,917      6,198,075     20,755,500     (4,063,841)
                                --------------------------------------------------------------------------

Increase (decrease)
  in net assets                    9,393,841        (956,627)     4,257,265     12,230,747     (9,294,940)
Net assets at
  beginning of period            202,206,183     172,304,601     25,621,524     41,946,401     50,326,688
Net assets at
  end of period                 $211,600,024    $171,347,974    $29,878,789    $54,177,148    $41,031,748
                                ==========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                       3,914,304       2,634,602        566,539      2,010,326         60,894
  Units redeemed                    (947,880)     (1,046,848)      (203,260)      (448,064)      (404,974)
  Units transferred                1,027,412         837,091        218,024        871,208       (221,131)
                                --------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                    3,993,836       2,424,845        581,303      2,433,470       (565,211)
Beginning units                   19,719,559      18,469,523      1,705,555      5,831,160      6,772,753
                                --------------------------------------------------------------------------
Ending units                      23,713,395      20,894,368      2,286,858      8,264,630      6,207,542
                                ==========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                    Davis          "Dogs"
                                    Cash          Corporate        Venture        of Wall        Emerging
                                 Management         Bond            Value          Street         Markets
                                  Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                  (Class 3)       (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                ----------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $ (2,186,672)   $ (6,689,199)   $ (6,032,296)   $  (312,924)   $ (1,924,649)

  Net realized
    gains (losses)                (1,719,164)     14,351,243      (9,564,744)       967,565       6,191,521
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments                996,453       3,870,435     (60,470,049)      (770,036)    (58,881,802)
                                ----------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations       (2,909,383)     11,532,479     (76,067,089)      (115,395)    (54,614,930)
                                ----------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold               28,678,211      62,784,080      43,478,983      4,862,094      17,476,692
  Cost of units redeemed         (89,526,347)    (47,182,146)    (48,447,434)    (2,747,529)    (13,261,911)
  Net transfers                   78,701,201     (23,203,944)      8,806,153      1,229,784      11,975,656
  Contract maintenance
    charge                           (28,299)        (52,819)        (61,192)        (2,492)        (17,368)
                                ----------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions      17,824,766      (7,654,829)      3,776,510      3,341,857      16,173,069
                                ----------------------------------------------------------------------------

Increase (decrease)
  in net assets                   14,915,383       3,877,650     (72,290,579)     3,226,462     (38,441,861)
Net assets at
  beginning of period            181,754,590     530,895,157     509,186,685     22,005,509     166,913,850
                                ----------------------------------------------------------------------------
Net assets at
  end of period                 $196,669,973    $534,772,807    $436,896,106    $25,231,971    $128,471,989
                                ============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                       2,763,507       3,902,454       3,404,590        436,377       1,140,026
  Units redeemed                  (7,063,559)     (2,075,340)     (1,545,512)      (222,815)       (636,380)
  Units transferred                5,859,205        (828,164)      1,157,520         96,265       1,009,256
                                ----------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                    1,559,153         998,950       3,016,598        309,827       1,512,902
Beginning units                   14,338,501      24,743,265      17,604,454      1,870,469       7,869,498
                                ----------------------------------------------------------------------------
Ending units                      15,897,654      25,742,215      20,621,052      2,180,296       9,382,400
                                ============================================================================


                                    Equity           Foreign       Fundamental       Global          Global
                                 Opportunities        Value          Growth           Bond          Equities
                                   Portfolio        Portfolio       Portfolio       Portfolio      Portfolio
                                   (Class 3)        (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                ------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $     (356,072)   $ (5,061,095)   $   (966,869)   $ (2,063,751)   $  (334,156)

  Net realized
    gains (losses)                  (2,768,781)     (3,129,768)       (996,055)      1,118,078       (444,603)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments                 (161,989)    (69,409,231)     (9,435,442)      8,511,178     (4,675,408)
                                ------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         (3,286,842)    (77,600,094)    (11,398,366)      7,565,505     (5,454,167)
                                ------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  1,016,603      81,618,924       1,124,877      26,905,120      4,360,471
  Cost of units redeemed            (3,775,728)    (32,758,816)     (4,579,383)    (13,302,187)    (2,209,164)
  Net transfers                       (712,085)     40,595,559        (100,118)     (1,188,551)     1,977,583
  Contract maintenance
    charge                              (4,183)        (46,385)         (8,984)        (11,910)        (2,495)
                                ------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions        (3,475,393)     89,409,282      (3,563,608)     12,402,472      4,126,395
                                ------------------------------------------------------------------------------

Increase (decrease)
  in net assets                     (6,762,235)     11,809,188     (14,961,974)     19,967,977     (1,327,772)
Net assets at
  beginning of period               31,361,295     387,974,778      81,768,665     155,352,219     26,140,571
                                ------------------------------------------------------------------------------
Net assets at
  end of period                 $   24,599,060    $399,783,966    $ 66,806,691    $175,320,196    $24,812,799
                                ==============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                            89,123       7,184,640          90,695       1,783,017        386,417
  Units redeemed                      (210,253)     (2,041,827)       (269,163)       (632,642)      (117,999)
  Units transferred                    (40,100)      3,962,653          24,718          53,099        204,151
                                ------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                       (161,230)      9,105,466        (153,750)      1,203,474        472,569
Beginning units                      1,772,202      25,903,108       4,934,236       7,826,147      1,446,322
                                ------------------------------------------------------------------------------
Ending units                         1,610,972      35,008,574       4,780,486       9,029,621      1,918,891
                                ==============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                     High-        International     International
                                    Growth          Growth-          Yield         Diversified         Growth
                                 Opportunities       Income          Bond           Equities         and Income
                                   Portfolio       Portfolio       Portfolio        Portfolio         Portfolio
                                   (Class 3)       (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                ----------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $   (1,522,833)   $  (239,694)   $ (1,298,062)   $   (2,327,694)   $   (2,486,700)

  Net realized
    gains (losses)                   2,459,945       (677,502)      3,896,807         1,432,568       (20,958,566)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments              (22,924,682)    (1,218,978)     (5,478,056)      (32,006,225)      (13,880,399)
                                ----------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations        (21,987,570)    (2,136,174)     (2,879,311)      (32,901,351)      (37,325,665)
                                ----------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                 34,413,678     14,106,818      11,621,918         5,271,909         2,650,305
  Cost of units redeemed            (7,274,445)    (1,898,121)    (11,362,570)      (20,662,444)      (15,200,589)
  Net transfers                     17,157,005      4,131,024       2,446,559        (1,207,087)        2,415,997
  Contract maintenance
    charge                              (9,359)        (2,225)         (9,949)          (31,430)          (24,194)
                                ----------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions        44,286,879     16,337,496       2,695,958       (16,629,052)      (10,158,481)
                                ----------------------------------------------------------------------------------

Increase (decrease)
  in net assets                     22,299,309     14,201,322        (183,353)      (49,530,403)      (47,484,146)
Net assets at
  beginning of period              107,540,605     15,141,736     100,219,843       204,539,549       215,335,180
Net assets at
  end of period                 $  129,839,914    $29,343,058    $100,036,490    $  155,009,146    $  167,851,034
                                ==================================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                         3,705,548      1,378,040         886,862           480,702           258,317
  Units redeemed                    (1,086,861)       (88,740)       (539,011)       (1,599,889)       (1,137,919)
  Units transferred                  2,366,649        279,042         220,416            22,895           426,002
                                ----------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                      4,985,336      1,568,342         568,267        (1,096,292)         (453,600)
Beginning units                     16,138,862        680,901       5,112,376        15,872,663        16,405,879
                                ----------------------------------------------------------------------------------
Ending units                        21,124,198      2,249,243       5,680,643        14,776,371        15,952,279
                                ==================================================================================


                                  Marsico             MFS
                                  Focused        Massachusetts       MFS Total        Mid-Cap          Real
                                   Growth          Investors          Return          Growth          Estate
                                 Portfolio      Trust Portfolio      Portfolio       Portfolio       Portfolio
                                 (Class 3)         (Class 3)         (Class 3)       (Class 3)       (Class 3)
                                --------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $  (764,624)   $     (2,063,394)   $ (2,534,554)   $ (1,082,759)   $ (2,441,237)

  Net realized
    gains (losses)               (1,048,157)          1,745,958      (5,351,299)      3,112,148     (12,385,369)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments            (6,765,314)        (24,931,018)     (4,310,007)    (18,075,597)        633,502
                                --------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations      (8,578,095)        (25,248,454)    (12,195,860)    (16,046,208)    (14,193,104)
                                --------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold              15,710,749          44,542,529      10,260,594      14,502,360      30,721,499
  Cost of units redeemed         (3,235,883)         (9,168,165)    (24,327,217)     (8,528,186)    (14,138,240)
  Net transfers                   2,989,054          19,007,624      (8,703,598)      7,652,581       3,455,734
  Contract maintenance
    charge                           (4,397)            (12,092)        (28,519)        (11,028)        (20,052)
                                --------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     15,459,523          54,369,896     (22,798,740)     13,615,727      20,018,941
                                --------------------------------------------------------------------------------

Increase (decrease)
  in net assets                   6,881,428          29,121,442     (34,994,600)     (2,430,481)      5,825,837
Net assets at
  beginning of period            56,367,195         146,632,293     218,109,230      84,256,397     184,070,869
                                --------------------------------------------------------------------------------
Net assets at
  end of period                 $63,248,623    $    175,753,735    $183,114,630    $ 81,825,916    $189,896,706
                                ================================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                      1,421,172           3,411,890         815,284       1,185,414       2,953,404
  Units redeemed                   (283,246)           (481,935)       (916,807)       (704,166)       (730,567)
  Units transferred                 270,136           1,435,407        (286,125)        694,862         589,401
                                --------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                   1,408,062           4,365,362        (387,648)      1,176,110       2,812,238
Beginning units                   4,976,678           8,210,095       8,552,476       7,130,205      10,763,539
                                --------------------------------------------------------------------------------
Ending units                      6,384,740          12,575,457       8,164,828       8,306,315      13,575,777
                                ================================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                   Small &          Small                                         Total
                                   Mid Cap         Company                       Telecom         Return
                                    Value           Value        Technology      Utility          Bond
                                  Portfolio       Portfolio      Portfolio      Portfolio       Portfolio
                                  (Class 3)       (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                ---------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $ (5,006,871)   $ (1,809,402)   $  (271,194)   $  (143,058)   $ (5,514,627)

  Net realized
    gains (losses)                 4,107,040        (187,265)     1,238,008         49,086      12,086,412
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments            (92,429,135)    (32,758,820)    (3,888,620)      (639,593)      9,576,242
                                ---------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations      (93,328,966)    (34,755,487)    (2,921,806)      (733,565)     16,148,027
                                ---------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold               62,802,994      33,106,126      1,782,236      2,756,606     122,914,759
  Cost of units redeemed         (32,770,293)     (8,385,825)    (2,513,912)      (716,725)    (25,668,714)
  Net transfers                   37,418,996      21,284,544        (19,484)     1,422,471       9,582,742
  Contract maintenance
    charge                           (45,468)        (12,062)        (3,087)        (1,191)        (24,999)
                                ---------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions      67,406,229      45,992,783       (754,247)     3,461,161     106,803,788
                                ---------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (25,922,737)     11,237,296     (3,676,053)     2,727,596     122,951,815
Net assets at
  beginning of period            403,160,331     136,217,238     22,424,712     10,084,377     382,917,792
                                ---------------------------------------------------------------------------
Net assets at
  end of period                 $377,237,594    $147,454,534    $18,748,659    $12,811,973    $505,869,607
                                ===========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                       4,501,531       3,249,980        372,415        201,755       8,015,871
  Units redeemed                  (1,709,465)       (865,407)    (1,040,117)       (45,017)     (1,216,923)
  Units transferred                2,939,871       2,325,284       (150,319)        92,775         811,938
                                ---------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                    5,731,937       4,709,857       (818,021)       249,513       7,610,886
Beginning units                   21,707,355      13,788,567      9,020,725        663,880      19,095,522
                                ---------------------------------------------------------------------------
Ending units                      27,439,292      18,498,424      8,202,704        913,393      26,706,408
                                ===========================================================================


                                   Invesco          Invesco         Invesco
                                     Van              Van             Van
                                    Kampen          Kampen          Kampen
                                 V.I. Capital        V.I.         V.I. Growth      Diversified        Equity
                                    Growth         Comstock       and Income      International       Income
                                     Fund            Fund            Fund            Account         Account
                                 (Series II)      (Series II)     (Series II)       (Class 1)       (Class 1)
                                -------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $    (280,598)   $    354,800    $   (745,150)   $      (21,503)   $  (151,604)

  Net realized
    gains (losses)                  1,817,315        (943,558)        879,361          (189,449)       (94,043)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments              (4,544,115)    (42,321,512)    (69,426,473)         (164,938)    (1,307,448)
                                -------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations        (3,007,398)    (42,910,270)    (69,292,262)         (375,890)    (1,553,095)
                                -------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                 1,476,808      43,459,134      51,583,358                 -          8,522
  Cost of units redeemed           (2,765,694)    (26,346,338)    (43,230,626)         (224,416)    (2,962,334)
  Net transfers                       389,802      16,002,192      16,841,908           (16,116)      (250,624)
  Contract maintenance
    charge                             (4,738)        (48,176)        (70,934)             (256)        (3,532)
                                -------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions         (903,822)     33,066,812      25,123,706          (240,788)    (3,207,968)
                                -------------------------------------------------------------------------------

Increase (decrease)
  in net assets                    (3,911,220)     (9,843,458)    (44,168,556)         (616,678)    (4,761,063)
Net assets at
  beginning of period              23,718,139     283,683,043     483,038,980         2,504,439     25,843,438
                                -------------------------------------------------------------------------------
Net assets at
  end of period                 $  19,806,919    $273,839,585    $438,870,424    $    1,887,761    $21,082,375
                                ===============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                          123,194       4,101,902       4,605,261                 -            874
  Units redeemed                     (249,071)     (2,137,726)     (3,131,045)          (33,914)      (299,306)
  Units transferred                    26,820       1,652,364       1,717,271            (2,554)       (23,798)
                                -------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                       (99,057)      3,616,540       3,191,487           (36,468)      (322,230)
Beginning units                     2,194,616      23,853,701      36,084,513           377,301      2,690,027
                                -------------------------------------------------------------------------------
Ending units                        2,095,559      27,470,241      39,276,000           340,833      2,367,797
                                ===============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                 Government
                                   & High
                                  Quality                       LargeCap      LargeCap      MidCap
                                    Bond          Income         Blend         Growth        Blend
                                  Account        Account       Account II     Account       Account
                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                ---------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $   (45,769)   $   (70,571)   $   (34,448)   $  (7,227)   $  (33,483)

  Net realized
    gains (losses)                    6,584        (67,208)      (158,722)      30,216      (225,120)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments               231,538        428,004        (87,559)     (98,908)      152,933
                                ---------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         192,353        290,225       (280,729)     (75,919)     (105,670)
                                ---------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                   4,488        118,877          2,482            -         1,210
  Cost of units redeemed           (693,651)    (1,527,292)      (680,926)     (80,611)     (494,443)
  Net transfers                      58,876       (673,185)       (84,556)      20,380       (19,607)
  Contract maintenance
    charge                           (1,405)        (1,187)          (877)        (286)         (471)
                                ---------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions       (631,692)    (2,082,787)      (763,877)     (60,517)     (513,311)
                                ---------------------------------------------------------------------

Increase (decrease)
  in net assets                    (439,339)    (1,792,562)    (1,044,606)    (136,436)     (618,981)
Net assets at
  beginning of period             5,042,990     10,888,418      3,420,439      667,630     3,108,269
                                ---------------------------------------------------------------------
Net assets at
  end of period                 $ 4,603,651    $ 9,095,856    $ 2,375,833    $ 531,194    $2,489,288
                                =====================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                            560         13,074            363            -           110
  Units redeemed                    (85,743)      (165,797)      (100,604)     (11,005)      (43,726)
  Units transferred                   6,782        (73,512)       (12,348)       2,709        (1,481)
                                ---------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     (78,401)      (226,235)      (112,589)      (8,296)      (45,097)
Beginning units                     636,769      1,208,383        522,287       93,051       295,113
                                ---------------------------------------------------------------------
Ending units                        558,368        982,148        409,698       84,755       250,016
                                =====================================================================


                                                 Principal          Real                            SAM
                                   Money          Capital          Estate           SAM         Conservative
                                   Market       Appreciation     Securities      Balanced         Balanced
                                  Account         Account         Account        Portfolio       Portfolio
                                 (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                -----------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $   (36,290)   $    (158,683)   $    (9,453)   $  1,194,573    $     163,365

  Net realized
    gains (losses)                        -          440,439        (54,218)        708,430           (4,002)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments                     -       (1,776,644)         4,771      (6,397,441)        (518,648)
                                -----------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         (36,290)      (1,494,888)       (58,900)     (4,494,438)        (359,285)
                                -----------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                 276,252            3,194              -         166,865            9,235
  Cost of units redeemed         (1,456,022)      (2,043,220)       (88,466)    (15,062,593)        (812,292)
  Net transfers                      76,262         (272,410)        62,177      (3,099,428)       1,426,356
  Contract maintenance
    charge                           (1,143)          (2,613)          (161)        (13,297)          (1,164)
                                -----------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     (1,104,651)      (2,315,049)       (26,450)    (18,008,453)         622,135
                                -----------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (1,140,941)      (3,809,937)       (85,350)    (22,502,891)         262,850
Net assets at
  beginning of period             3,984,221       15,685,617        857,796      82,068,848        8,102,931
                                -----------------------------------------------------------------------------
Net assets at
  end of period                 $ 2,843,280    $  11,875,680    $   772,446    $ 59,565,957    $   8,365,781
                                =============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                         45,619              241              -          15,206            1,127
  Units redeemed                   (242,198)        (154,388)        (4,824)     (1,391,050)         (97,690)
  Units transferred                  13,563          (20,247)         3,351        (289,544)         175,414
                                -----------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                    (183,016)        (174,394)        (1,473)     (1,665,388)          78,851
Beginning units                     658,291        1,217,700         47,843       7,630,083        1,005,078
                                -----------------------------------------------------------------------------
Ending units                        475,275        1,043,306         46,370       5,964,695        1,083,929
                                =============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                     SAM             SAM            SAM          Short-
                                 Conservative      Flexible      Strategic        Term         SmallCap
                                    Growth          Income         Growth        Income         Growth
                                  Portfolio       Portfolio      Portfolio       Account      Account II
                                  (Class 1)       (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                --------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $     242,794    $   338,347    $    41,472    $  (29,517)   $    (7,888)

  Net realized
    gains (losses)                    382,050       (250,500)        45,009        13,761         24,973
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments              (3,232,879)      (315,082)    (1,319,233)        9,134       (121,857)
                                --------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations        (2,608,035)      (227,235)    (1,232,752)       (6,622)      (104,772)
                                --------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                    88,212         43,805         73,172         4,246            972
  Cost of units redeemed           (3,732,228)    (1,745,622)    (1,837,138)     (319,520)       (76,581)
  Net transfers                      (365,082)        75,308         75,586       184,480         19,664
  Contract maintenance
    charge                             (6,436)        (2,497)        (3,242)         (443)          (113)
                                --------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions       (4,015,534)    (1,629,006)    (1,691,622)     (131,237)       (56,058)
                                --------------------------------------------------------------------------

Increase (decrease)
  in net assets                    (6,623,569)    (1,856,241)    (2,924,374)     (137,859)      (160,830)
Net assets at
  beginning of period              30,342,312     13,335,320     11,620,735     2,966,046        684,577
                                --------------------------------------------------------------------------
Net assets at
  end of period                 $  23,718,743    $11,479,079    $ 8,696,361    $2,828,187    $   523,747
                                =========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                            7,830          4,552          6,049           561            141
  Units redeemed                     (340,327)      (181,453)      (156,455)      (42,336)       (10,562)
  Units transferred                   (33,172)         8,610          3,625        24,467          2,630
                                --------------------------------------------------------------------------
Increase (decrease)
  in units outstanding               (365,669)      (168,291)      (146,781)      (17,308)        (7,791)
Beginning units                     2,827,562      1,411,163      1,020,734       399,144        102,863
                                --------------------------------------------------------------------------
Ending units                        2,461,893      1,242,872        873,953       381,836         95,072
                                =========================================================================


                                                                                Government
                                                                                  & High
                                 SmallCap       Diversified        Equity        Quality
                                   Value       International       Income          Bond         Income
                                 Account I        Account         Account        Account        Account
                                 (Class 1)       (Class 2)       (Class 2)      (Class 2)      (Class 2)
                                -------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $   (2,232)   $      (11,559)   $  (105,948)   $   (14,086)   $  (35,072)

  Net realized
    gains (losses)                  (1,971)          (76,335)      (751,670)        12,199        18,784
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments              (33,749)          (85,903)       (65,773)        49,738       129,031
                                -------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations        (37,952)         (173,797)      (923,391)        47,851       112,743
                                -------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                      -               600          1,241              -             -
  Cost of units redeemed           (35,113)         (199,714)    (2,372,005)      (161,576)     (562,873)
  Net transfers                     37,622            36,586       (314,354)       (80,317)     (204,780)
  Contract maintenance
    charge                             (60)             (113)        (3,154)          (581)         (958)
                                -------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions         2,449          (162,641)    (2,688,272)      (242,474)     (768,611)
                                -------------------------------------------------------------------------

Increase (decrease)
  in net assets                    (35,503)         (336,438)    (3,611,663)      (194,623)     (655,868)
Net assets at
  beginning of period              200,565         1,222,479     15,738,890      1,437,348     4,663,359
Net assets at
  end of period                 $  165,062    $      886,041    $12,127,227    $ 1,242,725    $4,007,491
                                =========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                             -                92            147              -             -
  Units redeemed                    (3,687)          (31,042)      (251,224)       (20,919)      (63,262)
  Units transferred                  3,792             6,083        (33,221)       (10,544)      (23,461)
                                -------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                        105           (24,867)      (284,298)       (31,463)      (86,723)
Beginning units                     21,247           190,975      1,715,096        188,607       533,544
                                -------------------------------------------------------------------------
Ending units                        21,352           166,108      1,430,798        157,144       446,821
                                =========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                          Principal
                                  LargeCap      LargeCap      MidCap        Money          Capital
                                   Blend         Growth       Blend         Market       Appreciation
                                 Account II     Account      Account       Account         Account
                                 (Class 2)     (Class 2)    (Class 2)     (Class 2)       (Class 2)
                                ---------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $    (6,753)   $  (5,099)   $  (9,458)   $   (22,782)   $     (37,107)

  Net realized
    gains (losses)                   (4,135)       6,256      (25,169)             -          101,878
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments               (52,306)     (55,606)        (642)             -         (380,744)
                                ---------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         (63,194)     (54,449)     (35,269)       (22,782)        (315,973)
                                ---------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                       -            -            -        207,189            2,501
  Cost of units redeemed            (48,463)     (33,042)    (116,906)    (1,243,072)      (1,016,377)
  Net transfers                        (328)      13,357       (2,977)       452,706           (4,712)
  Contract maintenance
    charge                             (144)         (59)        (254)          (867)            (862)
                                ---------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions        (48,935)     (19,744)    (120,137)      (584,044)      (1,019,450)
                                ---------------------------------------------------------------------

Increase (decrease)
  in net assets                    (112,129)     (74,193)    (155,406)      (606,826)      (1,335,423)
Net assets at
  beginning of period               582,511      422,658      817,910      2,251,961        3,548,871
                                ---------------------------------------------------------------------
Net assets at
  end of period                 $   470,382    $ 348,465    $ 662,504    $ 1,645,135    $   2,213,448
                                =====================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                              -            -            -         35,533              213
  Units redeemed                     (7,785)      (5,267)     (11,027)      (213,126)         (83,482)
  Units transferred                     (81)       2,011         (292)        77,810             (495)
                                ---------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                      (7,866)      (3,256)     (11,319)       (99,783)         (83,764)
Beginning units                      92,182       60,886       80,624        384,351          287,058
                                ---------------------------------------------------------------------
Ending units                         84,316       57,630       69,305        284,568          203,294
                                =====================================================================


                                    Real                            SAM              SAM             SAM
                                   Estate           SAM         Conservative     Conservative      Flexible
                                 Securities      Balanced         Balanced          Growth          Income
                                  Account        Portfolio       Portfolio        Portfolio       Portfolio
                                 (Class 2)       (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                --------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $    (4,069)   $    631,704    $     115,034    $     164,327    $   250,250

  Net realized
    gains (losses)                    1,891      (1,270,095)         117,492         (900,864)       (38,919)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments                (7,553)     (2,586,154)        (516,156)      (1,819,348)      (428,417)
                                ----------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations          (9,731)     (3,224,545)        (283,630)      (2,555,885)      (217,086)
                                ----------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                       -          69,378           87,610          105,944          5,692
  Cost of units redeemed           (140,972)     (8,781,897)      (1,052,142)      (5,247,471)      (873,035)
  Net transfers                     (43,303)       (825,866)         218,834        1,306,457         66,836
  Contract maintenance
    charge                             (150)         (9,203)          (1,211)          (6,235)        (2,651)
                                ----------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions       (184,425)     (9,547,588)        (746,909)      (3,841,305)      (803,158)
                                ----------------------------------------------------------------------------

Increase (decrease)
  in net assets                    (194,156)    (12,772,133)      (1,030,539)      (6,397,190)    (1,020,244)
Net assets at
  beginning of period               430,757      55,154,015        7,155,837       29,480,485     10,602,634
                                ----------------------------------------------------------------------------
Net assets at
  end of period                 $   236,601    $ 42,381,882    $   6,125,298    $  23,083,295    $ 9,582,390
                                ============================================================================

ANALYSIS OF
  INCREASE (DECREASE)IN UNITS
   OUTSTANDING:
  Units sold                              -           6,515           10,930            9,845            483
  Units redeemed                     (7,708)       (827,124)        (127,173)        (497,268)       (94,181)
  Units transferred                  (2,333)        (78,547)          27,226          128,573          7,272
                                ----------------------------------------------------------------------------
Increase (decrease)
  in units outstanding              (10,041)       (899,156)         (89,017)        (358,850)       (86,426)
Beginning units                      24,526       5,280,382          890,115        2,838,301      1,156,232
                                ----------------------------------------------------------------------------
Ending units                         14,485       4,381,226          801,098        2,479,451      1,069,806
                                ============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                             Columbia
                                                                                             Variable
                                    SAM           Short-                                    Portfolio -
                                 Strategic         Term         SmallCap      SmallCap         Asset
                                   Growth         Income         Growth         Value       Allocation
                                 Portfolio       Account       Account II     Account I        Fund
                                 (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 1)
                                -----------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $    11,623    $   (18,874)   $    (3,490)   $   (1,878)   $      9,898

  Net realized
    gains (losses)                 (699,291)        23,157         19,347         2,437         (20,018)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments              (926,261)       (13,136)       (56,262)      (15,976)        (43,744)
                                ------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations      (1,613,929)        (8,853)       (40,405)      (15,417)        (53,864)
                                ------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  10,294              -              -             -               -
  Cost of units redeemed         (2,306,046)    (1,417,069)       (44,462)      (40,394)        (54,892)
  Net transfers                    (896,438)     1,068,125        (37,651)      (30,766)          4,090
  Contract maintenance
    charge                           (2,692)          (367)           (45)          (33)           (179)
                                ------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions     (3,194,882)      (349,311)       (82,158)      (71,193)        (50,981)
                                ------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (4,808,811)      (358,164)      (122,563)      (86,610)       (104,845)
Net assets at
  beginning of period            15,343,930      1,851,701        335,263       168,872         717,063
                                ------------------------------------------------------------------------
Net assets at
  end of period                 $10,535,119    $ 1,493,537    $   212,700    $   82,262    $    612,218
                                ========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                          1,145              -              -             -               -
  Units redeemed                   (208,490)      (195,455)        (6,958)       (4,357)         (4,706)
  Units transferred                 (90,995)       147,463         (5,151)       (3,033)            242
                                ------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                    (298,340)       (47,992)       (12,109)       (7,390)         (4,464)
Beginning units                   1,397,038        254,355         52,037        18,235          61,271
                                ------------------------------------------------------------------------
Ending units                      1,098,698        206,363         39,928        10,845          56,807
                                ========================================================================


                                  Columbia                        Columbia
                                  Variable                        Variable        Columbia         Columbia
                                 Portfolio -      Columbia       Portfolio -      Variable         Variable
                                    Small         Variable         Marsico       Portfolio -     Portfolio -
                                   Company       Portfolio -       Focused         Marsico       Marsico 21st
                                   Growth        High Income      Equities         Growth          Century
                                    Fund            Fund            Fund            Fund             Fund
                                  (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                -----------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $    (21,392)   $  1,554,290    $   (316,086)   $    (38,854)   $     (18,493)

  Net realized
    gains (losses)                    54,614        (219,963)        276,710         193,030           44,706
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments               (286,529)     (1,579,358)     (4,391,172)       (567,015)        (343,679)
                                ------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         (253,307)       (245,031)     (4,430,548)       (412,839)        (317,466)
                                ------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                    1,158       1,213,461         591,384           1,083              727
  Cost of units redeemed            (334,426)     (3,851,320)     (5,459,613)       (517,581)        (144,657)
  Net transfers                      (81,933)     (1,549,783)     (1,773,167)         10,851              346
  Contract maintenance
    charge                              (188)         (2,818)         (4,593)           (473)             (88)
                                ------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions        (415,389)     (4,190,460)     (6,645,989)       (506,120)        (143,672)
                                ------------------------------------------------------------------------------

Increase (decrease)
  in net assets                     (668,696)     (4,435,491)    (11,076,537)       (918,959)        (461,138)
Net assets at
  beginning of period              1,951,181      25,984,432      41,882,170       3,520,564        1,631,456
                                ------------------------------------------------------------------------------
Net assets at
  end of period                 $  1,282,485    $ 21,548,941    $ 30,805,633    $  2,601,605    $   1,170,318
                                ==============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                              85          64,016          50,329             100               47
  Units redeemed                     (26,663)       (203,784)       (478,142)        (47,348)         (10,079)
  Units transferred                   (5,912)        (85,252)       (148,962)          1,280              216
                                ------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                      (32,490)       (225,020)       (576,775)        (45,968)          (9,816)
Beginning units                      159,274       1,415,148       3,687,487         323,404          107,059
                                ------------------------------------------------------------------------------
Ending units                         126,784       1,190,128       3,110,712         277,436           97,243
                                ==============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                     Columbia         Columbia
                                    Columbia         Variable         Variable
                                    Variable        Portfolio -      Portfolio -
                                   Portfolio -        Marsico        Diversified
                                     Mid Cap       International       Equity           Asset          Global
                                     Growth        Opportunities       Income        Allocation        Growth
                                      Fund             Fund             Fund            Fund            Fund
                                    (Class 1)        (Class 2)        (Class 1)       (Class 2)       (Class 2)
                                  -------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)                 $    (14,659)   $      (16,439)   $     29,480    $   (645,609)   $ (2,767,224)

  Net realized
    gains (losses)                      26,671           (76,591)       (238,553)      1,329,313      10,510,328
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments                 (138,316)         (737,025)       (406,133)     (6,568,596)    (52,821,313)
                                  -------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations           (126,304)         (830,055)       (615,206)     (5,884,892)    (45,078,209)
                                  -------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                      1,639             2,290              10         244,087         999,251
  Cost of units redeemed              (461,461)         (508,294)       (621,034)     (9,736,373)    (41,316,901)
  Net transfers                         15,849          (194,883)        (34,109)       (779,366)    (13,415,043)
  Contract maintenance
    charge                                (132)             (379)           (387)        (32,624)        (62,280)
                                  -------------------------------------------------------------------------------
        Increase (decrease)
          in net assets from
            capital transactions      (444,105)         (701,266)       (655,520)    (10,304,276)    (53,794,973)
                                  -------------------------------------------------------------------------------

Increase (decrease)
  in net assets                       (570,409)       (1,531,321)     (1,270,726)    (16,189,168)    (98,873,182)
Net assets at
  beginning of period                1,383,881         4,403,401       4,153,700      85,697,533     342,056,864
                                  -------------------------------------------------------------------------------
Net assets at
  end of period                   $    813,472    $    2,872,080    $  2,882,974    $ 69,508,365    $243,183,682
                                  ===============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                               135               131               1          22,403          43,525
  Units redeemed                       (40,591)          (29,889)        (56,657)       (602,628)     (1,786,029)
  Units transferred                      1,610           (10,707)         (2,371)        (58,574)       (584,711)
                                  -------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                        (38,846)          (40,465)        (59,027)       (638,799)     (2,327,215)
Beginning units                        121,959           248,600         364,851       5,407,120      14,920,017
                                  -------------------------------------------------------------------------------
Ending units                            83,113           208,135         305,824       4,768,321      12,592,802
                                  ===============================================================================


                                                      Growth-          Asset           Cash
                                      Growth           Income        Allocation     Management       Growth
                                       Fund             Fund            Fund           Fund           Fund
                                    (Class 2)        (Class 2)       (Class 3)      (Class 3)       (Class 3)
                                  -----------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)                 $  (3,853,338)   $  (3,664,121)   $  (257,820)   $  (126,990)   $ (1,555,205)

  Net realized
    gains (losses)                    7,195,259         (442,749)      (107,079)       (42,374)     (2,171,246)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments               (50,213,979)     (40,206,636)    (2,700,266)         7,699     (22,431,076)
                                  -----------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations         (46,872,058)     (44,313,506)    (3,065,165)      (161,665)    (26,157,527)
                                  -----------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                   1,041,260        1,472,241         69,826          1,529         410,835
  Cost of units redeemed            (55,526,646)     (53,099,628)    (4,209,937)    (4,404,053)    (16,469,840)
  Net transfers                     (23,841,527)     (14,119,421)       195,881      4,511,523      (5,570,773)
  Contract maintenance
    charge                              (84,124)         (90,717)       (13,027)        (6,419)        (66,981)
                                  -----------------------------------------------------------------------------
        Increase (decrease)
          in net assets from
            capital transactions    (78,411,037)     (65,837,525)    (3,957,257)       102,580     (21,696,759)
                                  -----------------------------------------------------------------------------

Increase (decrease)
  in net assets                    (125,283,095)    (110,151,031)    (7,022,422)       (59,085)    (47,854,286)
Net assets at
  beginning of period               456,326,337      436,801,880     43,700,036     13,423,722     231,541,625
                                  -----------------------------------------------------------------------------
Net assets at
  end of period                   $ 331,043,242    $ 326,650,849    $36,677,614    $13,364,637    $183,687,339
                                  =============================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                             51,858           88,535          1,407             74           2,215
  Units redeemed                     (2,752,267)      (3,220,181)       (87,617)      (202,524)        (89,757)
  Units transferred                  (1,199,105)        (871,739)         3,372        207,306         (31,553)
                                  -----------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                      (3,899,514)      (4,003,385)       (82,838)         4,856        (119,095)
Beginning units                      23,161,429       26,741,866        922,960        612,158       1,282,399
                                  -----------------------------------------------------------------------------
Ending units                         19,261,915       22,738,481        840,122        617,014       1,163,304
                                  =============================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                                       U.S.
                                                   High-                          Government/AAA-       Growth
                                   Growth-         Income                              Rated              and
                                   Income           Bond        International       Securities          Income
                                    Fund            Fund            Fund               Fund            Portfolio
                                  (Class 3)      (Class 3)        (Class 3)          (Class 3)        (Class VC)
                                ---------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $ (1,376,381)   $    46,969    $     (403,796)   $       (175,847)   $ (3,005,804)

  Net realized
    gains (losses)                (3,998,796)       474,710          (104,187)            977,412      (2,815,282)
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments            (16,745,386)    (1,240,104)       (9,992,951)            513,382     (35,525,513)
                                ---------------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations      (22,120,563)      (718,425)      (10,500,934)          1,314,947     (41,346,599)
                                ---------------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                  138,506         35,432           106,470              30,511      23,065,384
  Cost of units redeemed         (18,732,254)    (1,714,807)       (4,833,360)         (2,588,843)    (21,424,427)
  Net transfers                   (2,213,751)    (1,516,219)       (1,604,904)           (653,412)     10,230,336
  Contract maintenance
    charge                           (69,041)        (6,940)          (15,895)             (7,448)        (37,146)
                                ---------------------------------------------------------------------------------
       Increase (decrease)
         in net assets from
           capital transactions  (20,876,540)    (3,202,534)       (6,347,689)         (3,219,192)     11,834,147
                                ---------------------------------------------------------------------------------

Increase (decrease)
  in net assets                  (42,997,103)    (3,920,959)      (16,848,623)         (1,904,245)    (29,512,452)
Net assets at
  beginning of period            208,592,720     23,121,444        60,705,085          26,067,499     249,602,582
                                ---------------------------------------------------------------------------------
Net assets at
  end of period                 $165,595,617    $19,200,485    $   43,856,462    $     24,163,254    $220,090,130
                                ==================================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                           1,152            434             2,059                 808       2,341,166
  Units redeemed                    (154,630)       (20,874)          (95,904)            (67,514)     (1,851,059)
  Units transferred                  (18,111)       (18,355)          (33,652)            (18,510)      1,108,516
                                ---------------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     (171,589)       (38,795)         (127,497)            (85,216)      1,598,623
Beginning units                    1,727,264        287,610         1,195,394             687,580      21,726,327
                                ---------------------------------------------------------------------------------
Ending units                       1,555,675        248,815         1,067,897             602,364      23,324,950
                                ==================================================================================


                                                                                     Sterling       Sterling
                                                    Sterling        Sterling         Capital        Capital
                                      Mid Cap        Capital         Capital        Strategic        Total
                                       Value         Select          Special        Allocation       Return
                                     Portfolio       Equity       Opportunities       Equity          Bond
                                    (Class VC)         VIF             VIF             VIF            VIF
                                   --------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)                  $   (374,443)   $   (7,636)   $     (194,404)   $   (15,250)   $   130,000

  Net realized
    gains (losses)                     (483,874)     (202,948)          851,944       (144,324)       514,687
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments                (4,044,788)      (25,124)       (2,549,803)      (106,882)      (373,855)
                                   --------------------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations          (4,903,105)     (235,708)       (1,892,263)      (266,456)       270,832
                                   --------------------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold                      48,933           370            31,739              -         41,397
  Cost of units redeemed             (4,851,372)     (179,249)       (1,456,535)      (287,032)    (1,389,263)
  Net transfers                        (545,401)      (54,276)          237,646         19,379       (413,728)
  Contract maintenance
    charge                              (13,911)         (104)             (980)          (290)          (681)
                                   --------------------------------------------------------------------------
        Increase (decrease)
          in net assets from
            capital transactions     (5,361,751)     (233,259)       (1,188,130)      (267,943)    (1,762,275)
                                   --------------------------------------------------------------------------

Increase (decrease)
  in net assets                     (10,264,856)     (468,967)       (3,080,393)      (534,399)    (1,491,443)
Net assets at
  beginning of period                34,280,758     1,745,230        15,483,642      2,012,635      9,243,994
                                   --------------------------------------------------------------------------
Net assets at
  end of period                    $ 24,015,902    $1,276,263    $   12,403,249    $ 1,478,236    $ 7,752,551
                                   ===========================================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                              4,245            40             2,070              -          3,291
  Units redeemed                       (345,442)      (19,905)          (96,532)       (27,688)      (110,651)
  Units transferred                     (44,545)       (5,992)           11,576          2,523        (34,147)
                                   --------------------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                        (385,742)      (25,857)          (82,886)       (25,165)      (141,507)
Beginning units                       2,497,517       190,884         1,035,403        198,013        750,050
                                   --------------------------------------------------------------------------
Ending units                          2,111,775       165,027           952,517        172,848        608,543
                                   ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (continued)

                                                                 Franklin
                                                                Templeton
                                    MTB                            VIP
                                  Managed        Franklin        Founding
                                 Allocation       Income          Funds        Allocation
                                   Fund -       Securities      Allocation      Balanced
                                  Moderate         Fund            Fund        Portfolio
                                 Growth II       (Class 2)      (Class 2)      (Class 3)
                              ------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $        (5)   $  3,244,025    $  (464,836)   $  (601,713)

  Net realized
    gains (losses)                        5       1,880,305       (120,304)       373,602
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments                   (37)    (10,884,739)    (3,784,639)    (4,480,259)
                              ------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations             (37)     (5,760,409)    (4,369,779)    (4,708,370)
                              ------------------------------------------------------------
From capital
  transactions:
  Net proceeds
    from units sold                       -      24,108,996      6,312,034     28,289,143
  Cost of units redeemed                  -      (4,021,876)    (2,240,484)    (1,932,301)
  Net transfers                           -      17,862,656        633,298     15,556,139
  Contract maintenance
    charge                              (49)         (3,304)        (3,412)        (2,179)
                              ------------------------------------------------------------
    Increase (decrease)
      in net assets from
        capital transactions            (49)     37,946,472      4,701,436     41,910,802
                              ------------------------------------------------------------

Increase (decrease)
  in net assets                         (86)     32,186,063        331,657     37,202,432
Net assets at
  beginning of period                   375      47,357,563     36,380,043     32,841,923
                              ------------------------------------------------------------
Net assets at
  end of period                 $       289    $ 79,543,626    $36,711,700    $70,044,355
                              ============================================================

ANALYSIS OF
  INCREASE (DECREASE)
   IN UNITS
    OUTSTANDING:
  Units sold                              -       2,247,221        671,154      2,443,032
  Units redeemed                         (5)       (375,452)      (239,985)      (166,790)
  Units transferred                       -       1,693,028         65,381      1,357,724
                              ------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                          (5)      3,564,797        496,550      3,633,966
Beginning units                          39       4,540,183      3,952,710      2,867,378
                              ------------------------------------------------------------
Ending units                             34       8,104,980      4,449,260      6,501,344
                              ============================================================


                                                Allocation
                                 Allocation      Moderate       Allocation        Real
                                   Growth         Growth         Moderate        Return
                                 Portfolio       Portfolio      Portfolio       Portfolio
                                 (Class 3)       (Class 3)      (Class 3)       (Class 3)
                              ------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)               $  (102,299)   $ (1,017,173)   $  (826,782)   $ (1,598,112)

  Net realized
    gains (losses)                  118,843         510,346        415,582       1,374,518
  Change in net
    unrealized
      appreciation
        (depreciation) of
          investments            (1,659,302)    (13,326,177)    (9,052,193)      4,930,909
                              ------------------------------------------------------------
        Increase (decrease)
          in net assets
            from operations      (1,642,758)    (13,833,004)    (9,463,393)      4,707,315
                              ------------------------------------------------------------

From capital
  transactions:
  Net proceeds
    from units sold               4,874,969      55,489,700     47,169,841      62,181,019
  Cost of units redeemed           (711,735)     (3,014,828)    (2,509,701)     (4,642,855)
  Net transfers                   2,601,097      11,850,901     13,777,670      17,888,643
  Contract maintenance
    charge                             (376)         (4,933)        (3,210)         (5,243)
    Increase (decrease)
      in net assets from
        capital transactions      6,763,955      64,320,840     58,434,600      75,421,564

Increase (decrease)
  in net assets                   5,121,197      50,487,836     48,971,207      80,128,879
Net assets at
  beginning of period             4,539,712      55,508,068     44,214,654      84,421,305
                              ------------------------------------------------------------
Net assets at
  end of period                 $ 9,660,909    $105,995,904    $93,185,861    $164,550,184
                              =============================================================

ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS
    OUTSTANDING:
  Units sold                        433,479       4,919,377      4,089,077       5,348,008
  Units redeemed                    (63,650)       (270,076)      (219,730)       (397,692)
  Units transferred                 244,028       1,043,678      1,213,144       1,558,528
                              ------------------------------------------------------------
Increase (decrease)
  in units
    outstanding                     613,857       5,692,979      5,082,491       6,508,844
Beginning units                     411,426       4,992,596      3,880,104       7,405,888
                              ------------------------------------------------------------
Ending units                      1,025,283      10,685,575      8,962,595      13,914,732
                              =============================================================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION

     Variable Separate Account of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris Advantage, Polaris Advantage II, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris Choice IV, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

     The Separate Account is composed of a total of 178 variable portfolios of different classes (the "Variable Account"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2, and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2, and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the two currently available
     Class 1 investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class 1 and Class 2 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the one currently available Class 1 investment portfolio of the Columbia Funds Variable Series Trust II (the "Columbia Trust II"), (8) the eleven currently available Class 2 and

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION (continued)

     Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (9) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"),
     (10) the four currently available investment portfolios of the Sterling Capital Variable Insurance Funds (the "Sterling Capital Funds"), (11) the one currently available investment portfolio of the MTB Group of Funds (the "MTB Trust"), (12) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (13) the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Funds, the Franklin Templeton Trust, and the American Series, the Class 2 shares in the Columbia Trust I, the Series II shares in the Invesco Funds, the Class 3 shares of the Anchor Trust, the SunAmerica Trust, and the Seasons Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the Sterling Capital Funds are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, the Invesco Funds, the Principal Funds, the Columbia Trust, the Columbia Trust I, the Columbia Trust II, the American Series, the Lord Abbett Fund, the Sterling Capital Funds, the MTB Trust, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. These financial statements include balances allocated by the contract holders to the Variable Accounts and do not include balances allocated to the General Account.

     On February 1, 2011, the BB&T Variable Insurance Funds were re-branded as the Sterling Capital Funds.

     On April 29, 2011, Columbia Large Cap Value Fund, Variable Series portfolio of the Columbia Funds Variable Insurance Trust (the "Columbia Trust") merged into the RiverSource Variable Portfolio - Diversified Equity Income Fund of the Columbia Funds Variable Series Trust II (the "Columbia Trust II"). On that date, all assets and liabilities of the Columbia Large Cap Value Fund, Variable Series portfolio were transferred to the RiverSource Variable Portfolio - Diversified Equity Income Fund portfolio in exchange for shares of the Columbia Large Cap Value Fund, Variable Series portfolio with the same net

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION (continued)

     asset value as the net assets transferred. These changes did not result in tax consequences and the unit value of each Variable Account remained the same.

     On May 1, 2011, the portfolios of the Sterling Capital Funds were re-branded as follows:

     Predecessor BB&T Funds Portfolio        Current Sterling Capital Funds Portfolio
     --------------------------------        -----------------------------------------
     BB&T Select Equity                      Sterling Capital Select Equity VIF
     BB&T Special Opportunities Equity       Sterling Capital Special Opportunities VIF
     BB&T Capital Manager Equity             Sterling Capital Strategic Allocation Equity
                                             VIF
     BB&T Total Return Bond VIF              Sterling Capital Total Return Bond VIF

     On May 2, 2011, the RiverSource Variable Portfolio - Diversified Equity Income Fund was renamed the Columbia Variable Portfolio - Diversified Equity Income Fund portfolio. The predecessor and current portfolio before and after the changes are listed below.

     Predecessor Columbia Trust Portfolio    Current Columbia Trust II Portfolio
     ------------------------------------    ------------------------------------
     Columbia Large Cap Value Fund,          Columbia Variable Portfolio -
     Variable Series                         Diversified Equity Income Fund

     On May 2, 2011, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.

     Predecessor Columbia Trust Portfolio    Current Columbia Trust Portfolio
     ------------------------------------    ---------------------------------
     Columbia Asset Allocation Fund,         Columbia Variable Portfolio -
     Variable Series                         Asset Allocation Fund
     Columbia Small Company Growth Fund,     Columbia Variable Portfolio -
     Variable Series                         Small Company Growth Fund
     Columbia High Yield Fund,               Columbia Variable Portfolio -
     Variable Series                         High Income Fund
     Columbia Marsico Focused Equities Fund, Columbia Variable Portfolio -
     Variable Series                         Marsico Focused Equities Fund
     Columbia Marsico Growth Fund,           Columbia Variable Portfolio -
     Variable Series                         Marsico Growth Fund
     Columbia Marsico 21st Century Fund,     Columbia Variable Portfolio -
     Variable Series                         Marsico 21st Century Fund
     Columbia Mid Cap Growth Fund,           Columbia Variable Portfolio -
     Variable Series                         Mid Cap Growth Fund
     Columbia Marsico International          Columbia Variable Portfolio -
     Opportunities Fund, Variable Series     Marsico International Opportunities Fund

                          VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION (continued)

     Effective May 2, 2011, the Columbia Trust, the Columbia Trust I, and the Columbia Trust II renamed the Class A of shares of Columbia Variable Portfolio - Asset Allocation Fund, Columbia Variable Portfolio - Small Company Growth Fund, Columbia Variable Portfolio - High Income Fund, Columbia Variable Portfolio - Marsico Focused Equities Fund, Columbia Variable Portfolio - Marsico Growth Fund, Columbia Variable Portfolio - Marsico 21st Century Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, and Columbia Variable Portfolio - Diversified Equity Income Fund portfolios, which were not subject to 12b-1 distribution fees, with Class 1 shares which are not subject to 12b-1 distribution fees. On the same date, the Columbia Trust I renamed the Class B of shares of Columbia Variable Portfolio - Marsico International Opportunities Fund, which was subject to 12b-1 distribution fees of 0.25%, with Class 2 shares which remain subject to 12b-1 distribution fees of 0.25%.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.0% assumed interest rate.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The mortality risk during the year did not result in greater longevity of the annuitant than expected. Therefore, there were no transfers to the Separate Accounts by the Company during each of the two fiscal years.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Separate Account and consolidated financial statements of SunAmerica Annuity and Life Assurance Company are incorporated by reference to Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-172003 and 811-03859, filed on April 27, 2011, Accession No.
0000950123-11-040077:



Variable Separate Account Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Statements of Assets and Liabilities as of December 31, 2010


     - Schedules of Portfolio Investments as of December 31, 2010, except as indicated


     - Statements of Operations for the year ended December 31, 2010, except as indicated


     - Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009, except as indicated


     -   Notes to Financial Statements



SunAmerica Annuity and Life Assurance Company Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Consolidated Balance Sheets as of December 31, 2010 and 2009 (restated)


     -   Consolidated Statements of Income (Loss) and Comprehensive Income
         (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Consolidated Statements of Shareholder's Equity for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     -   Notes to Consolidated Financial Statements



Consolidated financial statements of SunAmerica Annuity and Life Assurance Company at September 30, 2011 (unaudited) and December 31, 2010, and for the nine months ended September 30, 2011 (unaudited), and financial statements for Variable Separate Account at September 30, 2011 (unaudited) and for the nine months ended September 30, 2011 (unaudited), are included herein.


(b) Exhibits


(1)   Resolution Establishing Separate Account...................................    2
(2)   Form of Custody Agreements.................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    2
      (b)  Selling Agreement.....................................................    2
(4)   Variable Annuity Contract
      (a)  Nursing Home Waiver Endorsement.......................................    4
      (b)  Form of Optional Guaranteed Living Benefit Endorsement................    7
      (c)  Form of Optional Guaranteed Living Benefit Endorsement................    9
      (d)  Form of Extended Legacy Program Guide.................................    11
      (e)  Individual Fixed and Variable Annuity Contract........................    11
      (f)  Form of Payment Enhancement Endorsement...............................    13
      (g)  Form of Maximum Anniversary Value Optional Death Endorsement..........    11
(5)   Application for Contract
      (a)  Form of Annuity Application...........................................    11
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation........................    8
      (b)  Article of Amendment to the Amended and Restated Articles of
           Incorporation.........................................................    8
      (c)  Amended and Restated Bylaws...........................................    8
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement..............    2
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement..........    2
      (c)  Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement....    3
      (d)  Form of American Funds Insurance Series and SunAmerica Series Trust
           Master-Feeder Fund Participation Agreement............................    5
      (e)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    6
      (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement...............................................    10
      (g)  Form of Seasons Series Trust Fund Participation Agreement.............    1
(9)   Opinion of Counsel and Consent of Depositor................................    13
(10)  Consent of Independent Registered Public Accounting Firm...................    Filed Herewith

(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Control with SunAmerica Annuity and Life Assurance
           Company the Depositor of Registrant...................................    11
      (b)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company
           Directors.............................................................    12
      (c)  Capital Maintenance Agreement of American International Group, Inc. ..    13



--------

 1 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997, Accession No. 0000912057-97-008516.

 2 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.

 3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.

 4 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
   No. 27, File Nos. 333-08859 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-005000.

 5 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-137867 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000100.

 6 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   6, File Nos. 333-144000 and 811-03859, filed on April 28, 2008, Accession No. 0000950148-08-000099.

 7 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.

 8 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.

 9 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-157199 and 811-03859 filed on December 21, 2009, Accession No. 0000950123-09-072050.

10 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859 filed on August 25, 2010, Accession No. 0000950123-10-080861.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172003 and 811-03859 filed on April 27, 2011, Accession No. 0000950123-11-040077.

12 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   174625 and 811-03859, filed on May 31, 2011, Accession No. 0000950123-11-
   055476.


13 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-174625 and 811-03859, filed on September 29, 2011, Accession No. 0000950123-11-087456.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121, unless otherwise noted.



NAME                             POSITION
----                             --------
Jana W. Greer(1)                 Director, President and Chief Executive Officer
Michael J. Akers(2)              Director and Senior Vice President
William J. Carr(5)               Director
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
William J. Kane(3)               Director
Scott H. Richland(4)             Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President and General Counsel
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Senior Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary



--------


  (1)  21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901


  (2)  2929 Allen Parkway, Houston, TX 77019

  (3)  10816 Andora Avenue, Chatsworth, CA 91311

  (4)  P.O. Box 297, Palos Verdes Estates, CA 90274


  (5)  147 Warrenton Drive, Houston, TX 77024


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001283, filed on February 24, 2011. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of December 1, 2011, the number of Polaris Advantage II contracts funded by Variable Separate Account was 101 of which 67 were qualified contracts and 34 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine

    The United States Life Insurance Company in the City of New York -- FS Variable Separate Account


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five



    Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary

--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


  (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.



  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 18th day of January, 2012.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY

                                        By:       /s/ MALLARY L. REZNIK
                                            ------------------------------------
                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (Depositor)

                                        By:       /s/ MALLARY L. REZNIK
                                            ------------------------------------
                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
JANA W. GREER*                       Director, President & Chief         January 18, 2012
-----------------------------             Executive Officer
JANA W. GREER                       (Principal Executive Officer)


MICHAEL J. AKERS*                              Director                  January 18, 2012
-----------------------------
MICHAEL J. AKERS


                                               Director                  January 18, 2012
-----------------------------
WILLIAM J. CARR


N. SCOTT GILLIS*                  Director, Senior Vice President &      January 18, 2012
-----------------------------          Chief Financial Officer
N. SCOTT GILLIS                     (Principal Financial Officer)


ROGER E. HAHN*                                 Director                  January 18, 2012
-----------------------------
ROGER E. HAHN


WILLIAM J. KANE*                               Director                  January 18, 2012
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                  January 18, 2012
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*               Senior Vice President & Controller     January 18, 2012
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact              January 18, 2012
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
    (10)        Consent of Independent Registered Public Accounting Firm